UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

CONSULTING GROUP CAPITAL MARKETS FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices)(Zip code)

CT Corp

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end:

August 31

Date of reporting period:

February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Consulting Group

Capital Markets Funds

Semi-Annual Report

»	February 29, 2016

•	Large Cap Equity Fund

•	Small-Mid Cap Equity Fund

•	International Equity Fund

•	Emerging Markets Equity Fund

•	Core Fixed Income Fund

•	High Yield Fund

•	International Fixed Income Fund

•	Municipal Bond Fund

•	Money Market Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Consulting Group

Capital Markets Funds

DEAR SHAREHOLDER,

Global risk markets were volatile over the six months ending February 29, 2016. Over the period, the S&P 500® Index i fell 0.9%. Investor uncertainty stemmed from a much anticipated rate hike, global central bank policy and subsequent growth concerns, and volatility in emerging market currencies as well as commodities. For the six months, the Telecommunication Services and Utilities sectors posted the strongest returns, while the Energy and Financials sectors registered the weakest performance amongst the major S&P 500® Index i sectors. During the period, U.S. equities were the top-performing global equity market.

The sectors in the S&P 500® Index i which generated a positive return over the six month period included Telecommunication Services (+13.7%), Utilities (+11.3%), Consumer Staples (+9.0%), Industrials (+3.9%), Information Technology (+1.6%), and Consumer Discretionary (+0.1%). Sectors in negative territory were Materials (-2.2%), Health Care (-5.3%), Financials (-9.1%), and Energy (-11.0%).

Morgan Stanley & Co. economists expect U.S. real GDP growth will be approximately 1.7% in 2016 and 1.6% in 2017. They forecast global GDP growth to be close to 3.0% in 2016 and 3.4% in 2017.

Growth-style stocks of large-cap companies fell during the period. The large-cap Russell 1000® Growth Index ii fell 1.2%. The Russell 1000® Index, iv a large-cap index, fell 2.0% for the period. The Russell 1000® Value Index, iii also a large-cap index, fell 2.9% for the period. The Russell 2000® Growth Index, v a small-cap index, fell sharply by 13.5% for the period. The small-cap Russell 2000® Index vii also fell over the period, as it went down 10.2%. The Russell 2000® Value Index, vi also a small-cap index, fell 6.7% for the period.

Over the six-month period, the MSCI All Country World Index ix decreased 5.3% in U.S. dollar terms, the MSCI Emerging Markets Index x fell 8.9% in U.S. dollar terms, and the MSCI EAFE Index xi (a benchmark for developed markets) declined 9.5% in U.S. dollar terms.

Over the six-month period, bond market returns were mixed. The Barclays US Aggregate Bond Index, xii a general measure of the bond market, rose 2.2% for the period. Interest rates decreased during the period, as the yield on the 10-Year U.S. Treasury note moved down significantly from 2.21% to 1.74%. Riskier parts of the bond market such as U.S. High Yield debt declined during the period. The Barclays US Corporate High Yield Bond Index, xiii a measure of lower-rated corporate bonds, fell 5.6%.

Consulting Group Capital Markets (CGCM) Funds

The Large Cap Equity Fund fell 6.2% over the six-month semi-annual period, underperforming the Russell 1000® Index, iv which fell 2.0% in the period, the Russell® 1000 Growth Index, ii which fell 1.2% in the period, and the average performance of mutual funds included in the Lipper Large-Cap Core investment category, xiv which fell 3.0%. The results reflect the performance of the Large Capitalization Growth Equity Fund through February 8, 2016 when the fund was merged with the Large Capitalization Value Equity Fund. Subsequent to this date, the results reflect the performance for the Large Cap Equity Fund. Overall, stock selection and sector allocation both detracted from returns. The fund’s underperformance and overweighting in the Health Care (pharmaceuticals) sector detracted value relative to the index, as did the fund’s underweighting and underperformance in Consumer Staples (household products). Outperformance and underweight exposure to the financials (REITs) sector added value relative to the index.

The Small-Mid Cap Equity Fund declined 19.3% over the six-month semi-annual period, as compared to the 8.6% decrease of the Russell 2500® Index, viii the 13.5% decrease of the Russell® 2000 Growth Index, v and the -8.3% return of the average mutual fund included in the Lipper Small-Cap Core xv investment category. The results reflect the

I

performance of the Small Capitalization Growth Equity Fund through February 8, 2016 when the fund was merged with the Small Capitalization Value Equity Fund. Subsequent to this date, the results reflect the performance for the Small-Mid Cap Equity Fund. The fund’s overweight exposure and negative stock selection in the Health Care (health care equipment and supplies) sector detracted value relative to the index, as did the fund’s underperformance in Financials (banks) and Industrials (electrical equipment). The fund’s outperformance in Energy (oil and gas) and underweighting in the sector added value.

The International Equity Fund fell 7.8% in the semi-annual reporting period, as compared to the 9.5% decline of the MSCI EAFE Index (Net) xi and the 10.2% decline in the performance of the average mutual fund included in the Lipper International Large-Cap Core investment category. xvi Favorable stock selection in Japan, Australia, and Switzerland added value, as did the fund’s underweight to Italy. Stock selection in Singapore and Italy detracted value. From a sector perspective, favorable stock selection in the Technology, Consumer Discretionary, and Materials sectors aided returns, while underperformance in the Utilities and Energy sectors detracted from relative performance results. Overall, stock selection and sector positioning were both positive.

The Emerging Markets Equity Fund registered a six-month loss of 6.6%, but outperformed both the 8.9% decline of the MSCI Emerging Markets Index (Net) x and the 8.4% decline of the average mutual fund included in the Lipper Emerging Markets investment category. xvii Relative to the index, the fund’s stock selection in China, Taiwan, and Russia were top contributors, while the fund’s underweighting and underperformance in South Korea detracted value. The fund’s underweighting in China also added value. Favorable stock selection in the Financials and Consumer Staples sectors added value relative to the index, while underperformance in Materials and Health Care detracted value.

The Core Fixed Income Fund rose 1.4% over past six months, trailing the 2.2% gain of the Barclays US Aggregate Bond Index, xii but matching the 1.4% rise for the average mutual fund included in the Lipper Core Bond investment category. xviii Detractors included an underweight to Treasuries and an overweight to the corporate and high-yield sectors. The fund’s overweight exposure in the asset-backed sector benefited relative performance.

The High Yield Fund experienced a decline of 8.3% in the semi-annual reporting period, below the 5.6% decrease of the Barclays US Corporate High Yield Bond Index, xiii and behind the 5.2% average loss of mutual funds included in the Lipper High Yield investment category. xix The portfolio was negatively impacted by its overweight to CCC-rated securities and underweight to BB-rated securities, which outperformed by a significant margin. Bond selection in energy also detracted from excess returns during the reporting period. At the same time, the fund’s underweight to metals and mining contributed positively to returns.

The International Fixed Income Fund gained 2.9% in the semi-annual reporting period, as compared to the 4.8% rise of the Citigroup Non-USD World Government Bond Index (USD) Hedged xx and the 0.9% gain for the average mutual fund included in the Lipper International Income investment category. xxi Overweight exposure to European peripheral bonds, especially in Spain and Italy, added value relative to the index, as yields in these regions declined. As well, a modest overweight to Canadian duration added to returns as yields fell. The fund’s allocation to high yield and investment grade credit detracted from returns as spreads widened amid volatility from falling energy prices. Additionally, overall short exposure to U.S. duration an allocation to U.S. TIPS both detracted from returns.

The Municipal Bond Fund’s six-month gain of 2.8% fell short of the 3.6% return of the Barclays US Municipal Bond Index, xxii as well as the 3.6% increase in the average mutual fund included in the Lipper General & Insured Municipal Debt investment category. xxiii The fund’s primary detractors included shorter duration securities within the A-rated category, an underweight to long-dated securities, an overweight in pre-refunded securities, underweights in the leasing and transportation sectors, and an underweight to the state of California. Primary contributors to performance included overweights to the hospital, higher education, and local general obligation sectors, a longer modified duration posture, overweights to the states of New Jersey and Texas, and an underweight to New York.

II

We thank you for your continued confidence in Morgan Stanley Wealth Management and support as shareholders of the CGCM Funds.

Sincerely,

David Berdon

Chief Executive Officer

April 26, 2016

III

Although the statements of fact and data contained herein have been obtained from, and are based upon, sources the firm believes reliable, we do not guarantee their accuracy, and any such information may be incomplete or condensed. All opinions included in this report constitute the firm’s judgment as of the date herein, and are subject to change without notice. This material is for informational purposes only, and is not intended as an offer or solicitation with respect to the purchase or sale of any security. This report may contain forward-looking statements, and there can be no guarantee that they will come to pass. The index returns shown are preliminary and subject to change. Past performance is not a guarantee of future results.

Index Definitions

i.	The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Please note that an investor cannot invest directly in an index.
ii.	The Russell 1000® Growth Index measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
iii.	The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
iv.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.
v.	The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
vi.	The Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
vii.	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index. Please note that an investor cannot invest directly in an index.
viii.	The Russell 2500® Index includes the smallest 2,500 U.S. companies out of the Russell 3000® Index universe. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
ix.	The MSCI All Country World Index is a free float-adjusted market capitalization index that is designated to measure equity market performance in the global developed emerging markets. Please note that an investor cannot invest directly in an index.
x.	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xi.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xii.	The Barclays US Aggregate Bond Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index
xiii.	The Barclays US Corporate High Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xiv.	The Lipper Large-Cap Core Funds Average are equally weighted total returns using all the active funds available within the category of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xv.	Lipper Small-Cap Core Funds Average are equally weighted total returns using all the active funds available within the category of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xvi.	The Lipper International Large-Cap Core Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE Index. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xvii.	The Lipper Emerging Markets Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index
xviii.	The Lipper Core Bond Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that invest at least 85% of their assets in domestic investment-grade debt issues (rated in top four grades) with any remaining in investment in non-benchmark sectors such as high-yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xix.	The Lipper High Yield Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xx.

The Citigroup Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the Citigroup World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan

IV

regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xxi.	The Lipper International Income Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.
xxii.	The Barclays US Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.
xxiii.	The Lipper General & Insured Municipal Debt Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index

Risk Considerations

Equity securities may fluctuate in response to news on companies, industries, market conditions, and general economic environment.

Investing in foreign markets entails risks not typically associated with domestic markets, such as currency fluctuations and controls, restrictions on foreign investments, less governmental supervision and regulation, and the potential for political instability. These risks may be magnified in countries with emerging markets and frontier markets, since these countries may have relatively unstable governments and less established markets and economies.

Investing in small- to medium-sized companies entails special risks, such as limited product lines, markets, and financial resources, and greater volatility than securities of larger, more established companies.

The value of fixed income securities will fluctuate and, upon a sale, may be worth more or less than their original cost or maturity value. Bonds are subject to interest rate risk, call risk, reinvestment risk, liquidity risk, and credit risk of the issuer.

High yield bonds (bonds rated below investment grade) may have speculative characteristics and present significant risks beyond those of other securities, including greater credit risk, price volatility, and limited liquidity in the secondary market. High yield bonds should comprise only a limited portion of a balanced portfolio.

Yields are subject to change with economic conditions. Yield is only one factor that should be considered when making an investment decision.

Asset allocation and diversification do not assure a profit or protect against loss in declining financial markets.

The indices are unmanaged. An investor cannot invest directly in an index. They are shown for illustrative purposes only and do not represent the performance of any specific investment.

Because of their narrow focus, sector investments tend to be more volatile than investments that diversify across many sectors and companies.

Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected.

V

Performance of the Consulting Group Capital Markets Funds For the Six Months Ended February 29, 2016†* (unaudited)

Large Cap Equity Fund	-6.17%
Russell 1000® Index (1)	-2.03

Small-Mid Cap Equity Fund	-19.25
Russell 2500® Index (2)	-8.57

International Equity Fund	-7.80
The Morgan Stanley Capital International Europe Australasia, Far East (MSCI EAFE®) Index (Net) (3)	-9.48

Emerging Markets Equity Fund	-6.61
MSCI Emerging Markets Index (Net) (4)	-8.85

Core Fixed Income Fund	1.41
Barclays Capital U.S. Aggregate BondTM Index (5)	2.20

High Yield Fund	-8.28
Barclays Capital U.S. Corporate High-Yield Index (6)	-4.24

International Fixed Income Fund	2.94
Citigroup Non-USD World Government Bond Index (USD) Hedged (7)	5.13

Municipal Bond Fund	2.77
Barclays Capital U.S. Municipal Bond Index (8)	3.62

Money Market Fund**	0.00
90-day Treasury Bill Index	0.05
Entities previous to reorganization on February 5, 2016. (See Note 8)

Large Capitalization Growth Investments
Russell 1000® Growth Index (9)	-1.22

Large Capitalization Value Equity Investments
Russell 1000® Value Index (10)	-2.87

Small Capitalization Growth Investments
Russell 2000® Growth Index (11)	-13.47

Small Capitalization Value Equity Investments
Russell 2000® Value Index (12)	-6.73

See pages VII through VIII for all footnotes.

VI

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at https://www.morganstanley.com/cgcm.

*	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.50%.

**	Consulting Group Advisory Services, LLC (“CGAS”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield.

1.	The Russell 1000® Index is composed of the 1,000 largest U.S. companies by market capitalization. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

2.	The Russell 2500® Index includes the smallest 2,500 U.S. companies out of the Russell 3000® Index universe. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

4.	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

5.	The Barclays Capital U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

6.	The Barclays Capital U.S. Corporate High-Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VII

7.	The Citigroup Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the Citigroup World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

8.	The Barclays Capital U.S. Municipal Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

9.	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

10.	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

11.	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

12.	The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VIII

Fund Expenses

(unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) annual advisory program fees, which may be up to 2.50% and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on September 1, 2015 and held for the six months ended February 29, 2016.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Fund	Total Return Without Annual Advisory Program Fees(2)		Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expense Paid During the Period(4)
Large Cap Equity Fund	-6.17%		$1,000.00	$938.30	0.65%	$3.13
Small-Mid Cap Equity Fund	-19.25%		1,000.00	807.50	0.91%	4.09
International Equity Fund	-7.80%		1,000.00	922.00	0.78%	3.73
Emerging Markets Equity Fund	-6.61%		1,000.00	933.90	0.97%	4.63
Core Fixed Income Fund	1.41%		1,000.00	1,014.10	0.53%	2.64
High Yield Fund	-8.28%		1,000.00	917.20	0.74%	3.51
International Fixed Income Fund	2.94%		1,000.00	1,029.40	0.90%	4.54
Municipal Bond Fund	2.77%		1,000.00	1,027.70	0.66%	3.34
Money Market Fund	0.00	%(5)	1,000.00	1,000.00	0.26%	1.29

(1)	For the six months ended February 29, 2016.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which may be up to 2.50%. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expenses reimbursements, the total return would have been lower.
(3)	Annualized Expense Ratios are based on the most recent 6 month expense ratios.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, then divided 366 (to reflect the one-half year period).
(5)	CGAS, a business of MSSBH, voluntarily waived and/or reimbursed certain fees or expense to maintain a positive net yield.

Fund Expenses

(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(2)	Expense Paid During the Period(3)
Large Cap Equity Fund	5.00%	$1,000.00	$1,021.64	0.65%	$3.27
Small-Mid Cap Equity Fund	5.00%	1,000.00	1,020.33	0.91%	4.57
International Equity Fund	5.00%	1,000.00	1,020.99	0.78%	3.93
Emerging Markets Equity Fund	5.00%	1,000.00	1,020.07	0.97%	4.85
Core Fixed Income Fund	5.00%	1,000.00	1,022.24	0.53%	2.66
High Yield Fund	5.00%	1,000.00	1,021.20	0.74%	3.71
International Fixed Income Fund	5.00%	1,000.00	1,020.38	0.90%	4.52
Municipal Bond Fund	5.00%	1,000.00	1,021.57	0.66%	3.34
Money Market Fund	5.00%	1,000.00	1,023.57	0.26%	1.31

(1)	For the six months ended February 29, 2016.
(2)	Annualized Expense Ratios are based on the most recent 6 month expense ratios.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, then divided 366 (to reflect the one-half year period).

Schedules of Investments

February 29, 2016 (unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS — 96.9%
CONSUMER DISCRETIONARY — 12.3%
Auto Components — 1.1%
11,959	BorgWarner Inc.	$390,820
15,261	Delphi Automotive PLC	1,017,604
15,549	Gentex Corp.	226,393
99,165	Goodyear Tire & Rubber Co. (The)	2,986,850
409,309	Johnson Controls Inc.	14,923,406
4,110	Lear Corp.	416,549
18,300	Tenneco Inc.*	833,016
2,137	Visteon Corp.	149,419

	Total Auto Components	20,944,057

Automobiles — 0.5%
206,365	Ford Motor Co.	2,581,626
84,946	General Motors Co.	2,500,810
10,140	Harley-Davidson Inc.	437,744
24,455	Tesla Motors Inc.*	4,693,648
2,408	Thor Industries Inc.	133,355

	Total Automobiles	10,347,183

Distributors — 0.4%
8,044	Genuine Parts Co.	725,167
277,997	LKQ Corp.*	7,672,717

	Total Distributors	8,397,884

Diversified Consumer Services — 0.2%
184	Graham Holdings Co., Class B Shares	89,812
12,471	H&R Block Inc.	410,047
143,100	Houghton Mifflin Harcourt Co.*	2,691,711
10,681	Service Corp. International	251,217
5,431	ServiceMaster Global Holdings Inc.*	205,998

	Total Diversified Consumer Services	3,648,785

Hotels, Restaurants & Leisure — 1.5%
10,216	Aramark	320,987
3,231	Brinker International Inc.	160,904
22,450	Carnival Corp.	1,076,702
1,641	Chipotle Mexican Grill Inc., Class A Shares*	835,532
1,873	Choice Hotels International Inc.	97,078
6,649	Darden Restaurants Inc.	424,738
2,917	Domino’s Pizza Inc.	388,078
5,087	Dunkin’ Brands Group Inc.	236,952
3,156	Extended Stay America Inc.	46,646
27,452	Hilton Worldwide Holdings Inc.	570,453
1,800	Hyatt Hotels Corp., Class A Shares*	83,070
4,976	International Game Technology PLC	73,545
19,322	Las Vegas Sands Corp.	932,866
10,356	Marriott International Inc., Class A Shares	705,761
50,660	McDonald’s Corp.	5,936,845
23,538	MGM Resorts International*	445,574
159,244	Norwegian Cruise Line Holdings Ltd.*	7,823,658
1,338	Panera Bread Co., Class A Shares*	277,234
9,090	Royal Caribbean Cruises Ltd.	676,023
3,800	Six Flags Entertainment Corp.	193,268
79,306	Starbucks Corp.	4,616,402
9,032	Starwood Hotels & Resorts Worldwide Inc.	624,202

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 12.3% — (continued)
Hotels, Restaurants & Leisure — 1.5% — (continued)
10,790	Wendy’s Co. (The)	$101,102
6,345	Wyndham Worldwide Corp.	462,170
4,296	Wynn Resorts Ltd.	354,334
22,854	Yum! Brands Inc.	1,656,229

	Total Hotels, Restaurants & Leisure	29,120,353

Household Durables — 0.3%
17,350	DR Horton Inc.	463,592
6,261	Garmin Ltd.	253,633
4,717	GoPro Inc., Class A Shares*	56,038
3,760	Harman International Industries Inc.	288,317
11,155	Jarden Corp.*	589,876
7,282	Leggett & Platt Inc.	325,214
9,191	Lennar Corp., Class A Shares	385,471
513	Lennar Corp., Class B Shares	17,293
3,262	Mohawk Industries Inc.*	586,279
14,202	Newell Rubbermaid Inc.	539,818
215	NVR Inc.*	351,955
19,270	PulteGroup Inc.	331,251
3,225	Tempur Sealy International Inc.*	185,986
9,282	Toll Brothers Inc.*	254,791
2,047	TopBuild Corp.*	55,228
2,634	Tupperware Brands Corp.	131,595
4,157	Whirlpool Corp.	645,665

	Total Household Durables	5,462,002

Internet & Catalog Retail — 2.3%
27,847	Amazon.com Inc.*	15,386,025
6,249	Expedia Inc.	650,583
23,762	Groupon Inc., Class A Shares*	113,582
178,052	Liberty Interactive Corp. QVC Group, Class A Shares*	4,518,960
7,490	Liberty Ventures, Series A*	274,808
22,429	NetFlix Inc.*	2,095,093
15,539	Priceline Group Inc. (The)*	19,660,098
5,928	TripAdvisor Inc.*	371,093

	Total Internet & Catalog Retail	43,070,242

Leisure Products — 0.1%
4,900	Brunswick Corp.	208,446
5,888	Hasbro Inc.	446,723
17,882	Mattel Inc.	581,523
3,512	Polaris Industries Inc.	308,740
3,375	Vista Outdoor Inc.*	166,387

	Total Leisure Products	1,711,819

Media — 2.1%
3,166	AMC Networks Inc., Class A Shares*	207,500
184	Cable One Inc.	78,857
10,703	Cablevision Systems Corp., Class A Shares	348,169
26,011	CBS Corp., Class B Shares	1,258,412
3,961	Charter Communications Inc., Class A Shares*	711,237
6,125	Cinemark Holdings Inc.	202,737
1,908	Clear Channel Outdoor Holdings Inc., Class A Shares	6,888
197,649	Comcast Corp., Class A Shares	11,410,277
8,229	Discovery Communications Inc., Class A Shares*	205,725
14,493	Discovery Communications Inc., Class C Shares*	357,252

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 12.3% — (continued)
Media — 2.1% — (continued)
11,502	DISH Network Corp., Class A Shares*	$542,089
5,995	Gannett Co., Inc.	91,484
21,825	Interpublic Group Cos., Inc. (The)	466,837
2,447	John Wiley & Sons Inc., Class A Shares	106,518
1,381	Liberty Broadband Corp., Class A Shares*	69,450
3,507	Liberty Broadband Corp., Class C Shares*	176,648
5,526	Liberty Media Corp., Class A Shares*	196,836
10,598	Liberty Media Corp., Class C Shares*	369,870
5,016	Lions Gate Entertainment Corp.	105,838
7,697	Live Nation Entertainment Inc.*	169,257
10,256	Madison Square Garden Co. (The), Class A Shares*	1,589,680
3,249	MSG Networks Inc., Class A Shares*	53,349
20,273	News Corp., Class A Shares	219,354
6,390	News Corp., Class B Shares	72,910
12,913	Omnicom Group Inc.	1,004,760
4,375	Regal Entertainment Group, Class A Shares	86,144
4,831	Scripps Networks Interactive Inc., Class A Shares	286,188
121,479	Sirius XM Holdings Inc.*	451,902
4,559	Starz, Class A Shares*	114,841
11,991	TEGNA Inc.	295,458
17,423	Thomson Reuters Corp.	637,682
14,941	Time Warner Cable Inc.	2,851,639
43,582	Time Warner Inc.	2,885,128
4,262	Tribune Media Co., Class A Shares	153,006
62,584	Twenty-First Century Fox Inc., Class A Shares	1,691,020
25,560	Twenty-First Century Fox Inc., Class B Shares	694,210
546	Viacom Inc., Class A Shares	22,637
18,318	Viacom Inc., Class B Shares	675,018
89,679	Walt Disney Co. (The)	8,566,138

	Total Media	39,432,945

Multiline Retail — 0.4%
1,124	Dillard’s Inc., Class A Shares	94,068
16,052	Dollar General Corp.	1,191,861
12,169	Dollar Tree Inc.*	976,562
121,027	JC Penney Co., Inc.*	1,234,475
10,032	Kohl’s Corp.	468,193
16,615	Macy’s Inc.	717,934
7,418	Nordstrom Inc.	380,692
700	Sears Holdings Corp.*	12,229
33,746	Target Corp.	2,647,374

	Total Multiline Retail	7,723,388

Specialty Retail — 2.4%
3,426	Aaron’s Inc.	78,764
60,666	Advance Auto Parts Inc.	9,005,261
3,850	AutoNation Inc.*	198,159
1,651	AutoZone Inc.*	1,278,815
9,054	Bed Bath & Beyond Inc.*	434,139
16,041	Best Buy Co., Inc.	519,568
2,669	Cabela’s Inc.*	128,059
10,345	CarMax Inc.*	478,560
4,063	CST Brands Inc.	131,804
4,863	Dick’s Sporting Goods Inc.	206,532
3,875	DSW Inc., Class A Shares	101,525

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 12.3% — (continued)
Specialty Retail — 2.4% — (continued)
7,392	Foot Locker Inc.	$462,000
5,664	GameStop Corp., Class A Shares	174,564
12,595	Gap Inc. (The)	348,252
4,578	GNC Holdings Inc., Class A Shares	130,381
68,655	Home Depot Inc. (The)	8,521,458
13,079	L Brands Inc.	1,108,968
197,200	Lowe’s Cos., Inc.	13,316,916
3,312	Michaels Cos., Inc. (The)*	77,170
2,392	Murphy USA Inc.*	152,346
28,933	Office Depot Inc.*	146,980
5,338	O’Reilly Automotive Inc.*	1,389,588
2,250	Penske Automotive Group Inc.	84,870
21,870	Ross Stores Inc.	1,202,413
8,334	Sally Beauty Holdings Inc.*	263,188
4,243	Signet Jewelers Ltd.	459,941
33,860	Staples Inc.	319,977
5,970	Tiffany & Co.	387,931
35,961	TJX Cos., Inc. (The)	2,664,710
7,211	Tractor Supply Co.	609,834
3,395	Ulta Salon Cosmetics & Fragrance Inc.*	560,820
4,608	Urban Outfitters Inc.*	122,066
4,844	Williams-Sonoma Inc.	252,421

	Total Specialty Retail	45,317,980

Textiles, Apparel & Luxury Goods — 1.0%
2,776	Carter’s Inc.	282,125
14,603	Coach Inc.	568,641
83,800	Deckers Outdoor Corp.*	4,739,728
2,224	Fossil Group Inc.*	104,328
21,230	Hanesbrands Inc.	604,843
6,747	Kate Spade & Co.*	133,725
5,896	Lululemon Athletica Inc.*	369,856
9,727	Michael Kors Holdings Ltd.*	551,035
151,374	NIKE Inc., Class B Shares	9,323,125
4,369	PVH Corp.	345,806
3,162	Ralph Lauren Corp., Class A Shares	286,983
6,487	Skechers U.S.A. Inc., Class A Shares*	213,552
9,441	Under Armour Inc., Class A Shares*	790,117
17,863	V.F. Corp.	1,163,060

	Total Textiles, Apparel & Luxury Goods	19,476,924

	TOTAL CONSUMER DISCRETIONARY	234,653,562

CONSUMER STAPLES — 10.2%
Beverages — 1.8%
1,445	Brown-Forman Corp., Class A Shares	154,023
6,174	Brown-Forman Corp., Class B Shares	607,954
207,250	Coca-Cola Co. (The)	8,938,692
12,314	Coca-Cola Enterprises Inc.	597,352
8,646	Constellation Brands Inc., Class A Shares	1,222,804
10,133	Dr Pepper Snapple Group Inc.	927,473
96,788	Molson Coors Brewing Co., Class B Shares	8,253,113
53,807	Monster Beverage Corp.*	6,752,779
78,014	PepsiCo Inc.	7,631,329

	Total Beverages	35,085,519

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES — 10.2% — (continued)
Food & Staples Retailing — 1.9%
23,254	Costco Wholesale Corp.	$3,488,798
201,336	CVS Health Corp.	19,563,819
51,818	Kroger Co. (The)	2,068,056
52,263	Rite Aid Corp.*	415,491
8,104	Sprouts Farmers Market Inc.*	230,802
31,382	Sysco Corp.	1,384,888
45,439	Walgreens Boots Alliance Inc.	3,586,955
83,486	Wal-Mart Stores Inc.	5,538,461
18,936	Whole Foods Market Inc.	592,886

	Total Food & Staples Retailing	36,870,156

Food Products — 4.1%
335,688	Archer-Daniels-Midland Co.	11,735,652
2,056	Blue Buffalo Pet Products Inc.*	37,625
7,590	Bunge Ltd.	377,375
9,202	Campbell Soup Co.	568,224
22,571	ConAgra Foods Inc.	949,336
9,198	Flowers Foods Inc.	157,562
31,505	General Mills Inc.	1,854,069
5,423	Hain Celestial Group Inc. (The)*	200,488
7,700	Hershey Co. (The)	699,853
14,145	Hormel Foods Corp.	601,304
3,767	Ingredion Inc.	381,296
6,325	J.M. Smucker Co. (The)	806,880
192,599	Kellogg Co.	14,256,178
6,830	Keurig Green Mountain Inc.	627,950
276,186	Kraft Heinz Co. (The)	21,271,846
6,754	McCormick & Co., Inc.	629,878
101,505	Mead Johnson Nutrition Co., Class A Shares	7,487,009
340,072	Mondelez International Inc., Class A Shares	13,783,118
3,376	Pilgrim’s Pride Corp.*	82,543
6,160	Pinnacle Foods Inc.	266,050
15,579	Tyson Foods Inc., Class A Shares	1,008,740
9,255	WhiteWave Foods Co. (The), Class A Shares*	358,354

	Total Food Products	78,141,330

Household Products — 1.5%
6,917	Church & Dwight Co., Inc.	627,787
6,933	Clorox Co. (The)	876,470
47,809	Colgate-Palmolive Co.	3,138,183
3,286	Energizer Holdings Inc.	127,957
19,243	Kimberly-Clark Corp.	2,507,363
253,990	Procter & Gamble Co. (The)	20,392,857
1,336	Spectrum Brands Holdings Inc.	127,948

	Total Household Products	27,798,565

Personal Products — 0.1%
22,996	Avon Products Inc.	87,615
4,397	Coty Inc., Class A Shares	125,227
3,286	Edgewell Personal Care Co.	251,215
11,086	Estee Lauder Cos., Inc. (The), Class A Shares	1,012,484
3,871	Herbalife Ltd.*	211,937
3,098	Nu Skin Enterprises Inc., Class A Shares	94,458

	Total Personal Products	1,782,936

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES — 10.2% — (continued)
Tobacco — 0.8%
103,939	Altria Group Inc.	$6,399,524
81,877	Philip Morris International Inc.	7,453,263
43,641	Reynolds American Inc.	2,200,816

	Total Tobacco	16,053,603

	TOTAL CONSUMER STAPLES	195,732,109

ENERGY — 6.6%
Energy Equipment & Services — 2.0%
22,974	Baker Hughes Inc.	984,895
10,116	Cameron International Corp.*	663,205
59,900	Core Laboratories NV	6,285,906
3,393	Diamond Offshore Drilling Inc.	67,894
2,058	Dril-Quip Inc.*	111,647
12,383	Ensco PLC, Class A Shares	107,361
12,205	FMC Technologies Inc.*	299,389
1,827	Frank’s International NV	25,377
337,672	Halliburton Co.	10,900,052
5,097	Helmerich & Payne Inc.	269,988
17,460	Nabors Industries Ltd.	125,014
141,800	National Oilwell Varco Inc.	4,150,486
12,789	Noble Corp. PLC	106,532
5,219	Oceaneering International Inc.	144,149
7,760	Patterson-UTI Energy Inc.	120,590
6,594	Rowan Cos. PLC, Class A Shares	87,832
3,037	RPC Inc.	41,212
198,809	Schlumberger Ltd.	14,258,581
19,749	Seadrill Ltd.*	44,238
7,952	Superior Energy Services Inc.	81,747
40,948	Weatherford International PLC*	262,067

	Total Energy Equipment & Services	39,138,162

Oil, Gas & Consumable Fuels — 4.6%
26,846	Anadarko Petroleum Corp.	1,018,806
3,684	Antero Resources Corp.*	84,179
19,931	Apache Corp.	762,959
21,860	Cabot Oil & Gas Corp.	440,042
33,472	California Resources Corp.	18,815
12,504	Cheniere Energy Inc.*	447,018
31,006	Chesapeake Energy Corp.	80,926
207,690	Chevron Corp.	17,329,654
4,999	Cimarex Energy Co.	420,066
19,380	Cobalt International Energy Inc.*	51,551
21,133	Columbia Pipeline Group Inc.	383,564
6,826	Concho Resources Inc.*	615,978
305,765	ConocoPhillips	10,344,030
12,094	CONSOL Energy Inc.	104,371
4,530	Continental Resources Inc.*	105,005
826	CVR Energy Inc.	19,535
18,865	Denbury Resources Inc.	24,147
21,728	Devon Energy Corp.	427,607
3,773	Diamondback Energy Inc.*	268,826
4,165	Energen Corp.	110,289
81,613	EOG Resources Inc.	5,283,626
1,798	EP Energy Corp., Class A Shares*	3,093
8,052	EQT Corp.	448,818

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY — 6.6% — (continued)
Oil, Gas & Consumable Fuels — 4.6% — (continued)
220,985	Exxon Mobil Corp.	$17,711,948
4,753	Golar LNG Ltd.	87,122
5,717	Gulfport Energy Corp.*	137,208
13,326	Hess Corp.	581,014
9,667	HollyFrontier Corp.	326,938
94,374	Kinder Morgan Inc.	1,707,226
8,332	Kosmos Energy Ltd.*	40,660
6,509	Laredo Petroleum Inc.*	33,261
364,373	Marathon Oil Corp.	2,991,502
28,714	Marathon Petroleum Corp.	983,454
4,697	Memorial Resource Development Corp.*	45,420
9,406	Murphy Oil Corp.	161,595
8,604	Newfield Exploration Co.*	234,287
22,681	Noble Energy Inc.	669,089
179,297	Occidental Petroleum Corp.	12,339,220
11,033	ONEOK Inc.	264,792
5,111	PBF Energy Inc., Class A Shares	154,352
28,627	Phillips 66	2,272,697
8,536	Pioneer Natural Resources Co.	1,028,844
9,337	QEP Resources Inc.	91,129
8,936	Range Resources Corp.	212,051
3,565	SM Energy Co.	32,228
20,325	Southwestern Energy Co.*	117,478
35,481	Spectra Energy Corp.	1,036,045
112,100	Suncor Energy Inc.	2,744,208
2,961	Targa Resources Corp.	79,592
2,465	Teekay Corp.	19,720
6,651	Tesoro Corp.	536,603
25,449	Valero Energy Corp.	1,528,976
10,788	Whiting Petroleum Corp.*	43,260
39,585	Williams Cos., Inc. (The)	632,964
3,815	World Fuel Services Corp.	178,580
12,407	WPX Energy Inc.*	50,993

	Total Oil, Gas & Consumable Fuels	87,867,361

	TOTAL ENERGY	127,005,523

FINANCIALS — 12.9%
Banks — 3.2%
8,061	Associated Banc-Corp.	138,649
555,076	Bank of America Corp.	6,949,551
2,305	Bank of Hawaii Corp.	146,367
5,466	BankUnited Inc.	175,568
344,102	BB&T Corp.	11,066,320
1,492	BOK Financial Corp.	72,914
9,199	CIT Group Inc.	274,222
160,363	Citigroup Inc.	6,230,103
16,483	Citizens Financial Group Inc.	316,968
9,408	Comerica Inc.	317,802
4,571	Commerce Bancshares Inc.	194,176
2,865	Cullen/Frost Bankers Inc.	137,319
7,603	East West Bancorp Inc.	227,862
42,807	Fifth Third Bancorp	653,235
12,342	First Horizon National Corp.	148,351
18,766	First Niagara Financial Group Inc.	173,398

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.9% — (continued)
Banks — 3.2% — (continued)
7,518	First Republic Bank	$462,658
42,733	Huntington Bancshares Inc.	373,914
196,143	JPMorgan Chase & Co.	11,042,851
44,836	KeyCorp	473,020
8,439	M&T Bank Corp.	865,419
5,919	PacWest Bancorp	190,473
16,337	People’s United Financial Inc.	238,684
27,373	PNC Financial Services Group Inc.(The)	2,225,699
5,471	Popular Inc.	144,981
70,842	Regions Financial Corp.	532,732
2,678	Signature Bank*	346,935
27,283	SunTrust Banks Inc.	905,250
2,708	SVB Financial Group*	240,606
7,040	Synovus Financial Corp.	187,194
8,928	TCF Financial Corp.	101,244
88,539	US Bancorp	3,410,522
246,236	Wells Fargo & Co.	11,553,393
10,740	Zions Bancorporation	228,977

	Total Banks	60,747,357

Capital Markets — 2.0%
2,892	Affiliated Managers Group Inc.*	401,092
54,486	Ameriprise Financial Inc.	4,574,100
1,876	Artisan Partners Asset Management Inc., Class A Shares	53,241
339,675	Bank of New York Mellon Corp. (The)	12,021,098
6,631	BlackRock Inc., Class A Shares	2,068,607
298,053	Charles Schwab Corp. (The)	7,466,228
15,323	E*Trade Financial Corp.*	359,478
6,228	Eaton Vance Corp.	180,051
4,954	Federated Investors Inc., Class B Shares	129,646
20,500	Franklin Resources Inc.	734,925
22,834	Goldman Sachs Group Inc. (The)	3,414,368
3,042	Interactive Brokers Group Inc., Class A Shares	103,945
22,764	Invesco Ltd.	608,709
6,660	Lazard Ltd., Class A Shares	234,299
5,163	Legg Mason Inc.	147,455
4,358	LPL Financial Holdings Inc.	88,162
81,022	Morgan Stanley	2,001,243
12,335	Northern Trust Corp.	732,452
10,245	NorthStar Asset Management Group Inc.	111,978
6,753	Raymond James Financial Inc.	296,052
7,363	SEI Investments Co.	281,046
21,759	State Street Corp.	1,191,958
13,773	T. Rowe Price Group Inc.	951,852
14,112	TD Ameritrade Holding Corp.	403,321
4,455	Waddell & Reed Financial Inc., Class A Shares	104,336

	Total Capital Markets	38,659,642

Consumer Finance — 0.4%
25,449	Ally Financial Inc.*	447,393
45,674	American Express Co.	2,538,561
28,881	Capital One Financial Corp.	1,898,348
449	Credit Acceptance Corp.*	88,484
23,388	Discover Financial Services	1,085,671
3,528	LendingClub Corp.*	30,800

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.9% — (continued)
Consumer Finance — 0.4% — (continued)
19,149	Navient Corp.	$207,384
2,754	OneMain Holdings Inc., Class A Shares*	62,158
4,696	Santander Consumer USA Holdings Inc.*	48,134
22,499	SLM Corp.*	131,394
44,065	Synchrony Financial*	1,187,552

	Total Consumer Finance	7,725,879

Diversified Financial Services — 2.1%
213,299	Berkshire Hathaway Inc., Class B Shares*	28,618,327
4,412	CBOE Holdings Inc.	275,750
16,943	CME Group Inc., Class A Shares	1,549,268
2,207	Factset Research Systems Inc.	332,131
24,383	Intercontinental Exchange Inc.	5,814,370
17,366	Leucadia National Corp.	250,939
14,466	McGraw Hill Financial Inc.	1,298,179
9,382	Moody’s Corp.	833,122
1,008	Morningstar Inc.	80,025
5,427	MSCI Inc., Class A Shares	382,712
6,119	Nasdaq Inc.	387,271
11,380	Voya Financial Inc.	334,117

	Total Diversified Financial Services	40,156,211

Insurance — 3.1%
86,532	Aflac Inc.	5,150,385
846	Alleghany Corp.*	392,527
5,045	Allied World Assurance Co. Holdings AG	163,407
174,771	Allstate Corp. (The)	11,090,968
3,645	American Financial Group Inc.	244,507
65,380	American International Group Inc.	3,282,076
382	American National Insurance Co.	38,838
60,527	AmTrust Financial Services Inc.	1,479,885
14,896	Aon PLC	1,419,440
6,556	Arch Capital Group Ltd.*	445,415
8,877	Arthur J. Gallagher & Co.	353,748
3,256	Aspen Insurance Holdings Ltd.	145,511
24,189	Assurant Inc.	1,719,838
7,469	Assured Guaranty Ltd.	185,306
5,335	Axis Capital Holdings Ltd.	286,543
6,124	Brown & Brown Inc.	197,866
24,570	Chubb Ltd.	2,838,572
8,687	Cincinnati Financial Corp.	548,497
1,422	CNA Financial Corp.	41,195
3,289	Endurance Specialty Holdings Ltd.	204,806
1,283	Erie Indemnity Co., Class A Shares	120,615
2,348	Everest Re Group Ltd.	437,033
14,823	FNF Group	488,862
2,337	Hanover Insurance Group Inc. (The)	193,854
22,195	Hartford Financial Services Group Inc. (The)	934,853
13,373	Lincoln National Corp.	488,516
16,454	Loews Corp.	598,103
737	Markel Corp.*	631,395
195,576	Marsh & McLennan Cos., Inc.	11,157,611
49,511	MetLife Inc.	1,958,655
13,804	Old Republic International Corp.	245,711
2,523	PartnerRe Ltd.	353,901

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.9% — (continued)
Insurance — 3.1% — (continued)
15,559	Principal Financial Group Inc.	$588,286
2,907	ProAssurance Corp.	143,344
31,010	Progressive Corp. (The)	989,839
23,942	Prudential Financial Inc.	1,582,327
3,498	Reinsurance Group of America Inc., Class A Shares	315,170
2,434	RenaissanceRe Holdings Ltd.	275,529
2,231	StanCorp Financial Group Inc.	256,342
6,665	Torchmark Corp.	341,381
16,844	Travelers Cos., Inc. (The)	1,811,067
13,188	Unum Group	376,254
4,471	Validus Holdings Ltd.	200,793
5,139	W.R. Berkley Corp.	264,658
300	White Mountains Insurance Group Ltd.	230,058
33,600	Willis Towers Watson PLC	3,807,552
16,207	XL Group PLC, Class A Shares	557,197

	Total Insurance	59,578,236

Real Estate Investment Trusts (REITs) — 2.0%
3,807	Alexandria Real Estate Equities Inc.	301,362
5,936	American Campus Communities Inc.	259,819
18,646	American Capital Agency Corp.	336,933
8,757	American Homes 4 Rent, Class A Shares	122,598
22,362	American Tower Corp.	2,061,776
50,089	Annaly Capital Management Inc.	507,402
8,260	Apartment Investment & Management Co., Class A Shares	302,399
9,271	Apple Hospitality REIT Inc.	176,242
6,987	AvalonBay Communities Inc.	1,199,249
8,108	Boston Properties Inc.	925,447
9,506	Brandywine Realty Trust	117,019
9,145	Brixmor Property Group Inc.	214,267
4,590	Camden Property Trust	343,057
4,372	Care Capital Properties Inc.	115,902
8,826	CBL & Associates Properties Inc.	101,764
9,990	Chimera Investment Corp.	130,170
6,611	Columbia Property Trust Inc.	134,005
6,376	Communications Sales & Leasing Inc.	120,188
4,997	Corporate Office Properties Trust	116,930
6,185	Corrections Corp. of America	178,932
17,640	Crown Castle International Corp.	1,525,860
16,008	DDR Corp.	267,814
7,735	Digital Realty Trust Inc.	611,606
7,709	Douglas Emmett Inc.	206,910
18,237	Duke Realty Corp.	377,141
5,889	Empire State Realty Trust Inc., Class A Shares	92,339
3,615	Equinix Inc.	1,097,839
6,857	Equity Commonwealth*	182,602
4,453	Equity LifeStyle Properties Inc.	312,422
19,238	Equity Residential	1,433,039
3,454	Essex Property Trust Inc.	722,853
6,490	Extra Space Storage Inc.	533,153
3,630	Federal Realty Investment Trust	537,458
11,543	Forest City Realty Trust Inc., Class A Shares*	215,277
2,216	Four Corners Property Trust Inc.	36,365
4,663	Gaming & Leisure Properties Inc.	122,124
30,498	General Growth Properties Inc.	839,305
24,401	HCP Inc.	721,782

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 12.9% — (continued)
Real Estate Investment Trusts (REITs) — 2.0% — (continued)
6,617	Healthcare Trust of America Inc., Class A Shares	$184,019
7,926	Hospitality Properties Trust	192,443
40,045	Host Hotels & Resorts Inc.	613,089
11,128	Iron Mountain Inc.	326,941
4,654	Kilroy Realty Corp.	252,573
21,816	Kimco Realty Corp.	583,578
4,281	Lamar Advertising Co., Class A Shares	244,573
7,899	Liberty Property Trust	228,123
8,365	Macerich Co. (The)	661,504
19,576	MFA Financial Inc.	133,313
3,983	Mid-America Apartment Communities Inc.	358,231
7,083	National Retail Properties Inc.	311,510
3,214	NorthStar Realty Europe Corp.	31,369
9,642	NorthStar Realty Finance Corp.	120,429
9,657	Omega Healthcare Investors Inc.	309,603
7,262	Outfront Media Inc.	148,508
9,439	Paramount Group Inc.	142,718
7,691	Piedmont Office Realty Trust Inc., Class A Shares	141,284
2,885	Post Properties Inc.	160,781
27,697	Prologis Inc.	1,065,227
7,655	Public Storage	1,909,846
6,705	Rayonier Inc.	146,370
13,192	Realty Income Corp.	772,260
4,986	Regency Centers Corp.	351,912
12,536	Retail Properties of America Inc., Class A Shares	184,154
12,422	Senior Housing Properties Trust	193,907
16,451	Simon Property Group Inc.	3,121,248
5,264	SL Green Realty Corp.	464,179
23,332	Spirit Realty Capital Inc.	249,419
12,586	Starwood Property Trust Inc.	220,758
5,066	Tanger Factory Outlet Centers Inc.	162,517
3,266	Taubman Centers Inc.	231,298
19,374	Two Harbors Investment Corp.	150,148
13,688	UDR Inc.	469,909
17,488	Ventas Inc.	973,557
47,841	VEREIT Inc.	383,685
9,951	Vornado Realty Trust	859,368
6,549	Weingarten Realty Investors	230,721
18,531	Welltower Inc.	1,181,907
42,216	Weyerhaeuser Co.	1,096,772
5,515	WP Carey Inc.	312,645
9,793	WP Glimcher Inc.	84,611

	Total Real Estate Investment Trusts (REITs)	37,562,357

Real Estate Management & Development — 0.1%
15,117	CBRE Group Inc., Class A Shares*	384,123
2,098	Howard Hughes Corp. (The)*	194,673
2,371	Jones Lang LaSalle Inc.	242,008
7,745	Realogy Holdings Corp.*	247,608

	Total Real Estate Management & Development	1,068,412

Thrifts & Mortgage Finance — 0.0%
25,631	New York Community Bancorp Inc.	387,797
3,487	TFS Financial Corp.	58,930

	Total Thrifts & Mortgage Finance	446,727

	TOTAL FINANCIALS	245,944,821

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 15.8%
Biotechnology — 3.5%
87,486	AbbVie Inc.	$4,777,611
1,365	Agios Pharmaceuticals Inc.*	52,348
50,204	Alexion Pharmaceuticals Inc.*	7,068,723
7,856	Alkermes PLC*	253,513
3,921	Alnylam Pharmaceuticals Inc.*	229,653
40,185	Amgen Inc.	5,717,522
280,366	Baxalta Inc.	10,799,698
31,981	Biogen Inc.*	8,296,511
8,474	BioMarin Pharmaceutical Inc.*	693,766
1,890	Bluebird Bio Inc.*	87,356
92,420	Celgene Corp.*	9,318,709
77,673	Gilead Sciences Inc.	6,776,969
8,269	Incyte Corp.*	607,772
33,143	Intercept Pharmaceuticals Inc.*	3,691,467
2,580	Intrexon Corp.*	79,851
6,327	Ionis Pharmaceuticals Inc.*	218,661
630	Juno Therapeutics Inc.*	22,157
8,318	Medivation Inc.*	297,535
15,995	OPKO Health Inc.*	148,754
1,322	Puma Biotechnology Inc.*	59,199
4,147	Regeneron Pharmaceuticals Inc.*	1,592,531
5,575	Seattle Genetics Inc.*	168,309
2,443	United Therapeutics Corp.*	297,899
73,783	Vertex Pharmaceuticals Inc.*	6,307,709

	Total Biotechnology	67,564,223

Health Care Equipment & Supplies — 1.4%
78,685	Abbott Laboratories	3,048,257
4,500	Alere Inc.*	239,850
4,268	Align Technology Inc.*	281,816
28,766	Baxter International Inc.	1,136,545
11,066	Becton Dickinson and Co.	1,631,682
70,859	Boston Scientific Corp.*	1,203,186
2,552	Cooper Cos., Inc. (The)	364,834
3,924	CR Bard Inc.	754,899
7,390	DENTSPLY International Inc.	450,494
45,892	DexCom Inc.*	2,985,734
30,969	Edwards Lifesciences Corp.*	2,694,303
2,994	Hill-Rom Holdings Inc.	138,772
12,996	Hologic Inc.*	450,051
4,947	IDEXX Laboratories Inc.*	361,922
1,948	Intuitive Surgical Inc.*	1,096,841
75,319	Medtronic PLC	5,828,937
7,448	ResMed Inc.	423,866
2,936	Sirona Dental Systems Inc.*	322,872
14,861	St. Jude Medical Inc.	797,887
17,852	Stryker Corp.	1,783,058
2,195	Teleflex Inc.	313,490
5,275	Varian Medical Systems Inc.*	412,610
9,006	Zimmer Biomet Holdings Inc.	871,871

	Total Health Care Equipment & Supplies	27,593,777

Health Care Providers & Services — 3.7%
3,173	Acadia Healthcare Co., Inc.*	175,816
54,056	Aetna Inc.	5,872,103

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 15.8% — (continued)
Health Care Providers & Services — 3.7% — (continued)
10,868	AmerisourceBergen Corp., Class A Shares	$941,386
42,622	Anthem Inc.	5,570,269
9,732	Brookdale Senior Living Inc.*	139,849
141,685	Cardinal Health Inc.	11,575,664
6,285	Centene Corp.*	357,994
13,603	Cigna Corp.	1,899,115
6,239	Community Health Systems Inc.*	94,334
9,324	DaVita HealthCare Partners Inc.*	615,104
9,811	Envision Healthcare Holdings Inc.*	215,744
273,414	Express Scripts Holding Co.*	19,242,877
16,945	HCA Holdings Inc.*	1,172,763
4,077	Health Net Inc.*	253,671
4,420	Henry Schein Inc.*	731,289
7,916	Humana Inc.	1,400,895
5,307	Laboratory Corp. of America Holdings*	582,921
2,342	LifePoint Health Inc.*	146,047
12,239	McKesson Corp.	1,904,633
4,944	MEDNAX Inc.*	331,446
4,551	Patterson Cos., Inc.	197,695
1,988	Premier Inc., Class A Shares*	64,650
156,692	Quest Diagnostics Inc.	10,424,719
5,245	Tenet Healthcare Corp.*	130,181
50,311	UnitedHealth Group Inc.	5,992,040
4,853	Universal Health Services Inc., Class B Shares	535,626
4,343	VCA Inc.*	221,623

	Total Health Care Providers & Services	70,790,454

Health Care Technology — 0.1%
9,559	Allscripts Healthcare Solutions Inc.*	119,679
2,037	athenahealth Inc.*	262,915
15,838	Cerner Corp.*	808,688
7,065	IMS Health Holdings Inc.*	182,136
1,340	Inovalon Holdings Inc., Class A Shares*	23,035
3,753	Veeva Systems Inc., Class A Shares*	91,160

	Total Health Care Technology	1,487,613

Life Sciences Tools & Services — 0.7%
17,600	Agilent Technologies Inc.	657,360
1,092	Bio-Rad Laboratories Inc., Class A Shares*	147,027
1,963	Bio-Techne Corp.	168,504
5,868	Bruker Corp.*	152,451
2,503	Charles River Laboratories International Inc.*	183,795
44,016	Illumina Inc.*	6,612,964
1,478	Mettler-Toledo International Inc.*	465,437
5,983	PerkinElmer Inc.	282,757
12,264	QIAGEN NV*	258,893
4,185	Quintiles Transnational Holdings Inc.*	262,441
21,039	Thermo Fisher Scientific Inc.	2,718,028
1,549	VWR Corp.*	37,796
4,371	Waters Corp.*	525,875

	Total Life Sciences Tools & Services	12,473,328

Pharmaceuticals — 6.4%
4,143	Akorn Inc.*	110,162
20,742	Allergan PLC*	6,017,462

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 15.8% — (continued)
Pharmaceuticals — 6.4% — (continued)
185,505	Bristol-Myers Squibb Co.	$11,488,325
51,716	Eli Lilly & Co.	3,723,552
11,966	Endo International PLC*	500,298
3,227	Jazz Pharmaceuticals PLC*	392,339
238,464	Johnson & Johnson	25,088,797
31,883	Mallinckrodt PLC*	2,073,351
345,222	Merck & Co., Inc.	17,333,597
22,212	Mylan NV*	1,001,095
87,500	Novo Nordisk AS, ADR	4,497,500
79,831	Perrigo Co. PLC	10,078,664
981,854	Pfizer Inc.	29,131,608
272,424	Zoetis Inc., Class A Shares	11,185,729

	Total Pharmaceuticals	122,622,479

	TOTAL HEALTH CARE	302,531,874

INDUSTRIALS — 9.8%
Aerospace & Defense — 2.6%
5,611	B/E Aerospace Inc.	244,752
36,549	Boeing Co. (The)	4,319,361
5,655	BWX Technologies Inc.	180,395
15,409	General Dynamics Corp.	2,099,784
5,094	Hexcel Corp.	210,535
41,315	Honeywell International Inc.	4,187,275
2,570	Huntington Ingalls Industries Inc.	336,824
4,353	L-3 Communications Holdings Inc.	510,650
14,342	Lockheed Martin Corp.	3,094,860
61,339	Northrop Grumman Corp.	11,790,583
3,198	Orbital ATK Inc.	267,864
126,528	Raytheon Co.	15,670,493
6,991	Rockwell Collins Inc.	612,202
7,486	Spirit AeroSystems Holdings Inc., Class A Shares*	344,356
14,674	Textron Inc.	501,117
2,816	TransDigm Group Inc.*	601,441
2,604	Triumph Group Inc.	79,318
47,050	United Technologies Corp.	4,545,971

	Total Aerospace & Defense	49,597,781

Air Freight & Logistics — 0.3%
7,708	CH Robinson Worldwide Inc.	538,250
10,109	Expeditors International of Washington Inc.	462,790
14,998	FedEx Corp.	2,052,926
37,079	United Parcel Service Inc., Class B Shares	3,579,977

	Total Air Freight & Logistics	6,633,943

Airlines — 0.4%
6,852	Alaska Air Group Inc.	506,363
33,314	American Airlines Group Inc.	1,365,874
1,739	Copa Holdings SA, Class A Shares	106,183
43,144	Delta Air Lines Inc.	2,081,267
16,557	JetBlue Airways Corp.*	364,254
35,321	Southwest Airlines Co.	1,481,716
3,857	Spirit Airlines Inc.*	184,172
20,190	United Continental Holdings Inc.*	1,156,079

	Total Airlines	7,245,908

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 9.8% — (continued)
Building Products — 0.1%
5,057	Allegion PLC	$318,591
3,923	AO Smith Corp.	276,101
2,069	Armstrong World Industries Inc.*	83,856
8,426	Fortune Brands Home & Security Inc.	423,154
2,138	Lennox International Inc.	276,251
18,424	Masco Corp.	519,557
6,237	Owens Corning	267,692
4,843	USG Corp.*	103,156

	Total Building Products	2,268,358

Commercial Services & Supplies — 1.8%
9,053	ADT Corp. (The)	365,470
4,759	Cintas Corp.	399,708
3,100	Clean Harbors Inc.*	132,060
257,452	Copart Inc.*	9,718,813
6,049	Covanta Holding Corp.	84,263
7,493	KAR Auction Services Inc.	265,327
10,659	Pitney Bowes Inc.	193,141
12,815	Republic Services Inc., Class A Shares	585,645
5,018	Rollins Inc.	138,146
11,025	RR Donnelley & Sons Co.	167,360
89,014	Stericycle Inc.*	10,141,365
22,253	Tyco International PLC	782,861
6,547	Waste Connections Inc.	403,753
195,497	Waste Management Inc.	10,918,507

	Total Commercial Services & Supplies	34,296,419

Construction & Engineering — 0.1%
56,248	AECOM*	1,544,570
5,178	Chicago Bridge & Iron Co. NV	173,670
7,747	Fluor Corp.	356,672
6,638	Jacobs Engineering Group Inc.*	256,559
7,624	KBR Inc.	105,440
8,152	Quanta Services Inc.*	165,404

	Total Construction & Engineering	2,602,315

Electrical Equipment — 0.7%
18,095	Acuity Brands Inc.	3,789,636
12,766	AMETEK Inc.	592,470
2,827	Babcock & Wilcox Enterprises Inc.*	55,211
90,588	Eaton Corp. PLC	5,137,246
35,322	Emerson Electric Co.	1,724,773
3,058	Hubbell Inc., Class B Shares	303,843
2,368	Regal Beloit Corp.	129,246
7,113	Rockwell Automation Inc.	740,392
3,126	SolarCity Corp.*	57,612

	Total Electrical Equipment	12,530,429

Industrial Conglomerates — 1.2%
33,527	3M Co.	5,259,380
3,439	Carlisle Cos., Inc.	310,060
31,517	Danaher Corp.	2,813,523
497,069	General Electric Co.	14,484,591
5,313	Roper Technologies Inc.	892,212

	Total Industrial Conglomerates	23,759,766

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 9.8% — (continued)
Machinery — 0.8%
4,009	AGCO Corp.	$198,406
9,496	Allison Transmission Holdings Inc.	224,865
31,904	Caterpillar Inc.	2,159,901
5,308	Colfax Corp.*	134,346
2,543	Crane Co.	124,734
9,583	Cummins Inc.	935,013
16,713	Deere & Co.	1,340,048
7,217	Donaldson Co., Inc.	203,808
8,477	Dover Corp.	515,232
7,106	Flowserve Corp.	298,594
3,101	Graco Inc.	242,870
4,120	IDEX Corp.	309,659
15,815	Illinois Tool Works Inc.	1,490,564
13,991	Ingersoll-Rand PLC	777,340
4,715	ITT Corp.	166,251
5,147	Joy Global Inc.	66,499
4,190	Kennametal Inc.	84,345
3,996	Lincoln Electric Holdings Inc.	218,062
7,196	Manitowoc Co., Inc. (The)	114,057
3,030	Middleby Corp. (The)*	280,578
3,017	Nordson Corp.	216,228
4,134	Oshkosh Corp.	142,623
18,752	PACCAR Inc.	965,728
7,330	Parker-Hannifin Corp.	741,796
9,494	Pentair PLC	452,959
3,070	Snap-on Inc.	444,137
2,168	SPX Corp.	25,561
2,168	SPX FLOW Inc.*	40,607
8,125	Stanley Black & Decker Inc.	763,831
5,555	Terex Corp.	124,321
4,107	Timken Co. (The)	122,512
2,942	Toro Co. (The)	234,477
8,189	Trinity Industries Inc.	129,714
1,245	Valmont Industries Inc.	140,747
2,884	WABCO Holdings Inc.*	271,961
5,107	Wabtec Corp.	360,554
9,586	Xylem Inc.	358,612

	Total Machinery	15,421,540

Marine — 0.0%
2,948	Kirby Corp.*	166,886

Professional Services — 0.6%
1,904	Dun & Bradstreet Corp. (The)	182,384
6,290	Equifax Inc.	659,695
3,636	IHS Inc., Class A Shares*	378,108
3,890	ManpowerGroup Inc.	301,241
19,452	Nielsen Holdings PLC	979,214
7,139	Robert Half International Inc.	281,205
1,718	TransUnion*	45,304
112,936	Verisk Analytics Inc., Class A Shares*	8,226,258

	Total Professional Services	11,053,409

Road & Rail — 0.9%
386	AMERCO	132,325
37,202	Avis Budget Group Inc.*	953,859

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 9.8% — (continued)
Road & Rail — 0.9% — (continued)
52,218	CSX Corp.	$1,260,543
2,995	Genesee & Wyoming Inc., Class A Shares*	169,876
163,353	Hertz Global Holdings Inc.*	1,388,501
4,862	J.B. Hunt Transport Services Inc.	370,922
5,843	Kansas City Southern	477,432
2,347	Landstar System Inc.	138,942
16,112	Norfolk Southern Corp.	1,178,915
3,688	Old Dominion Freight Line Inc.*	238,097
2,817	Ryder System Inc.	159,780
133,478	Union Pacific Corp.	10,526,075

	Total Road & Rail	16,995,267

Trading Companies & Distributors — 0.3%
62,200	AerCap Holdings NV*	2,222,406
5,422	Air Lease Corp., Class A Shares	162,931
15,536	Fastenal Co.	703,625
2,320	GATX Corp.	99,783
9,009	HD Supply Holdings Inc.*	250,360
32,300	MRC Global Inc.*	385,985
2,516	MSC Industrial Direct Co., Inc., Class A Shares	175,063
5,665	NOW Inc.*	91,660
5,126	United Rentals Inc.*	264,348
1,376	Watsco Inc.	175,509
2,337	WESCO International Inc.*	102,945
3,318	WW Grainger Inc.	719,674

	Total Trading Companies & Distributors	5,354,289

Transportation Infrastructure — 0.0%
3,652	Macquarie Infrastructure Corp.	222,955

	TOTAL INDUSTRIALS	188,149,265

INFORMATION TECHNOLOGY — 22.0%
Communications Equipment — 1.9%
1,782	Arista Networks Inc.*	122,138
56,734	ARRIS International PLC*	1,355,375
22,087	Brocade Communications Systems Inc.	219,324
1,037,606	Cisco Systems Inc.	27,164,525
5,562	CommScope Holding Co., Inc.*	140,107
2,331	EchoStar Corp., Class A Shares*	104,196
3,801	F5 Networks Inc.*	365,542
6,532	Harris Corp.	509,627
20,869	Juniper Networks Inc.	515,464
2,475	Lumentum Holdings Inc.*	59,474
9,339	Motorola Solutions Inc.	686,323
28,035	Palo Alto Networks Inc.*	4,059,188
12,376	Viavi Solutions Inc.*	80,815

	Total Communications Equipment	35,382,098

Electronic Equipment, Instruments & Components — 0.7%
16,327	Amphenol Corp., Class A Shares	866,474
5,058	Arrow Electronics Inc.*	289,115
7,179	Avnet Inc.	295,416
6,971	CDW Corp.	275,912
4,605	Cognex Corp.	170,431
265,924	Corning Inc.	4,866,409
2,632	Dolby Laboratories Inc., Class A Shares	103,964

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 22.0% — (continued)
Electronic Equipment, Instruments & Components — 0.7% — (continued)
145,723	Fitbit Inc., Class A Shares*	$1,782,192
7,406	FLIR Systems Inc.	229,290
8,259	Ingram Micro Inc., Class A Shares	295,672
1,826	IPG Photonics Corp.*	150,572
10,241	Jabil Circuit Inc.	213,525
8,932	Keysight Technologies Inc.*	233,036
5,942	National Instruments Corp.	171,427
65,300	TE Connectivity Ltd.	3,716,876
13,713	Trimble Navigation Ltd.*	318,964
6,012	VeriFone Systems Inc.*	143,627
2,733	Zebra Technologies Corp., Class A Shares*	168,845

	Total Electronic Equipment, Instruments & Components	14,291,747

Internet Software & Services — 4.6%
9,437	Akamai Technologies Inc.*	509,315
91,900	Alibaba Group Holding Ltd., ADR*	6,323,639
43,636	Alphabet Inc., Class A Shares*	31,296,612
15,547	Alphabet Inc., Class C Shares*	10,848,230
1,713	CoStar Group Inc.*	303,304
390,107	eBay Inc.*	9,284,546
161,375	Facebook Inc., Class A Shares*	17,254,215
1,247	GoDaddy Inc., Class A Shares*	39,093
3,883	IAC/InterActiveCorp.	172,483
36,483	LinkedIn Corp., Class A Shares*	4,275,443
1,885	Match Group Inc.*	20,528
48,900	MercadoLibre Inc.	4,976,064
11,174	Pandora Media Inc.*	114,198
6,138	Rackspace Hosting Inc.*	132,151
29,872	Twitter Inc.*	541,281
5,468	VeriSign Inc.*	461,991
49,599	Yahoo! Inc.*	1,576,752
3,432	Yelp Inc., Class A Shares*	69,464
2,325	Zillow Group Inc., Class A Shares*	53,824
4,651	Zillow Group Inc., Class C Shares*	100,462

	Total Internet Software & Services	88,353,595

IT Services — 4.8%
33,199	Accenture PLC, Class A Shares	3,328,532
3,279	Alliance Data Systems Corp.*	689,016
8,172	Amdocs Ltd.	463,843
24,816	Automatic Data Processing Inc.	2,101,667
1,094	Black Knight Financial Services Inc., Class A Shares*	32,065
5,376	Booz Allen Hamilton Holding Corp., Class A Shares	148,378
6,336	Broadridge Financial Solutions Inc.	355,640
321,968	Cognizant Technology Solutions Corp., Class A Shares*	18,345,737
7,335	Computer Sciences Corp.	211,321
4,768	CoreLogic Inc.*	164,925
7,335	CSRA Inc.	190,343
1,829	DST Systems Inc.	191,277
119,382	Fidelity National Information Services Inc.	6,954,001
9,507	First Data Corp., Class A Shares*	118,837
12,515	Fiserv Inc.*	1,196,809
4,853	FleetCor Technologies Inc.*	619,680
4,389	Gartner Inc.*	361,654
8,408	Genpact Ltd.*	222,223

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 22.0% — (continued)
IT Services — 4.8% — (continued)
7,025	Global Payments Inc.	$428,174
47,993	International Business Machines Corp.	6,288,523
4,323	Jack Henry & Associates Inc.	355,524
3,526	Leidos Holdings Inc.	152,394
52,835	MasterCard Inc., Class A Shares	4,592,418
17,148	Paychex Inc.	881,236
237,207	PayPal Holdings Inc.*	9,047,075
6,007	Sabre Corp.	163,090
1,641	Square Inc., Class A Shares*	17,132
7,030	Teradata Corp.*	175,398
8,733	Total System Services Inc.	380,584
7,577	Vantiv Inc., Class A Shares*	394,307
277,256	Visa Inc., Class A Shares	20,070,562
186,388	Western Union Co. (The)	3,403,445
2,042	WEX Inc.*	133,343
1,057,009	Xerox Corp.	10,157,856

	Total IT Services	92,337,009

Semiconductors & Semiconductor Equipment — 2.5%
16,572	Analog Devices Inc.	878,150
60,736	Applied Materials Inc.	1,146,088
22,060	Atmel Corp.	178,245
49,054	Broadcom Ltd.	6,571,764
5,447	Cree Inc.*	172,888
17,542	Cypress Semiconductor Corp.*	139,985
3,993	First Solar Inc.*	286,977
581,236	Intel Corp.	17,198,773
8,452	KLA-Tencor Corp.	572,538
8,368	Lam Research Corp.	613,374
12,657	Linear Technology Corp.	552,098
23,943	Marvell Technology Group Ltd.	228,656
15,010	Maxim Integrated Products Inc.	508,239
11,051	Microchip Technology Inc.	491,659
57,163	Micron Technology Inc.*	607,643
28,435	Nvidia Corp.	891,721
22,685	ON Semiconductor Corp.*	190,327
7,470	Qorvo Inc.*	336,748
253,943	QUALCOMM Inc.	12,897,765
10,100	Skyworks Solutions Inc.	671,145
14,399	SunEdison Inc.*	28,510
2,890	SunPower Corp., Class A Shares*	68,262
11,339	Teradyne Inc.	216,348
54,986	Texas Instruments Inc.	2,915,358
13,672	Xilinx Inc.	645,592

	Total Semiconductors & Semiconductor Equipment	49,008,853

Software — 4.1%
26,668	Activision Blizzard Inc.	844,576
75,340	Adobe Systems Inc.*	6,415,201
4,745	ANSYS Inc.*	393,930
12,033	Autodesk Inc.*	622,587
341,721	CA Inc.	10,009,008
15,469	Cadence Design Systems Inc.*	333,357
8,473	CDK Global Inc.	380,353
8,472	Citrix Systems Inc.*	598,547

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 22.0% — (continued)
Software — 4.1% — (continued)
16,628	Electronic Arts Inc.*	$1,068,183
7,291	FireEye Inc.*	123,509
7,548	Fortinet Inc.*	214,363
14,570	Intuit Inc.	1,408,045
427,565	Microsoft Corp.	21,754,507
143,500	Mobileye NV*	4,658,010
2,111	NetSuite Inc.*	127,547
13,377	Nuance Communications Inc.*	260,985
167,461	Oracle Corp.	6,159,216
6,078	PTC Inc.*	187,871
9,689	Red Hat Inc.*	633,176
80,571	Salesforce.com Inc.*	5,458,685
80,029	ServiceNow Inc.*	4,400,795
3,547	Solera Holdings Inc.	197,568
121,623	Splunk Inc.*	5,302,763
4,297	SS&C Technologies Holdings Inc.	250,472
224,779	Symantec Corp.	4,340,482
8,197	Synopsys Inc.*	366,816
2,619	Tableau Software Inc., Class A Shares*	119,557
1,510	Ultimate Software Group Inc. (The)*	259,358
4,331	VMware Inc., Class A Shares*	218,672
5,607	Workday Inc., Class A Shares*	338,943
40,605	Zynga Inc., Class A Shares*	85,677

	Total Software	77,532,759

Technology Hardware, Storage & Peripherals — 3.4%
5,909	3D Systems Corp.*	63,049
549,090	Apple Inc.	53,091,512
102,644	EMC Corp.	2,682,088
96,063	Hewlett Packard Enterprise Co.	1,274,756
96,063	HP Inc.	1,026,913
22,839	Lexmark International Inc., Class A Shares	708,466
49,123	NCR Corp.*	1,147,513
15,586	NetApp Inc.	387,156
10,987	SanDisk Corp.	793,921
85,275	Western Digital Corp.	3,712,021

	Total Technology Hardware, Storage & Peripherals	64,887,395

	TOTAL INFORMATION TECHNOLOGY	421,793,456

MATERIALS — 2.5%
Chemicals — 1.9%
11,351	Air Products & Chemicals Inc.	1,503,667
3,591	Airgas Inc.	508,198
5,930	Albemarle Corp.	333,385
3,341	Ashland Inc.	318,364
5,331	Axalta Coating Systems Ltd.*	138,393
3,354	Cabot Corp.	149,354
54,299	Celanese Corp., Class A Shares	3,276,402
12,439	CF Industries Holdings Inc.	453,526
9,569	Chemours Co. (The)	49,089
59,130	Dow Chemical Co. (The)	2,874,309
7,857	Eastman Chemical Co.	504,026
13,954	Ecolab Inc.	1,430,983
218,145	E.I. du Pont de Nemours & Co.	13,278,486
7,058	FMC Corp.	265,663

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS — 2.5% — (continued)
Chemicals — 1.9% — (continued)
3,845	GCP Applied Technologies Inc.*	$68,172
10,829	Huntsman Corp.	117,603
4,276	International Flavors & Fragrances Inc.	441,668
19,325	LyondellBasell Industries NV, Class A Shares	1,550,058
23,247	Monsanto Co.	2,091,997
18,414	Mosaic Co. (The)	490,733
449	NewMarket Corp.	163,948
6,980	Platform Specialty Products Corp.*	49,488
14,368	PPG Industries Inc.	1,386,943
15,238	Praxair Inc.	1,551,076
7,041	RPM International Inc.	287,625
2,383	Scotts Miracle-Gro Co. (The), Class A Shares	164,475
10,280	Sherwin-Williams Co. (The)	2,780,740
4,295	Valspar Corp. (The)	336,041
2,126	Westlake Chemical Corp.	91,673
3,845	WR Grace & Co.*	264,305

	Total Chemicals	36,920,390

Construction Materials — 0.1%
2,655	Eagle Materials Inc.	160,415
3,566	Martin Marietta Materials Inc.	508,583
7,012	Vulcan Materials Co.	690,892

	Total Construction Materials	1,359,890

Containers & Packaging — 0.3%
3,308	AptarGroup Inc.	243,833
4,811	Avery Dennison Corp.	313,292
7,286	Ball Corp.	482,552
5,150	Bemis Co., Inc.	252,710
7,359	Crown Holdings Inc.*	344,769
17,384	Graphic Packaging Holding Co.	214,345
22,247	International Paper Co.	794,218
58,723	Owens-Illinois Inc.*	878,496
5,175	Packaging Corp. of America	250,987
10,434	Sealed Air Corp.	477,147
2,146	Silgan Holdings Inc.	109,940
5,333	Sonoco Products Co.	233,052
13,809	WestRock Co.	466,330

	Total Containers & Packaging	5,061,671

Metals & Mining — 0.2%
69,216	Alcoa Inc.	618,099
5,773	Allegheny Technologies Inc.	77,416
1,779	Compass Minerals International Inc.	120,688
60,048	Freeport-McMoRan Inc.	458,166
27,963	Newmont Mining Corp.	722,284
16,867	Nucor Corp.	663,548
3,926	Reliance Steel & Aluminum Co.	239,054
3,425	Royal Gold Inc.	158,817
6,033	Southern Copper Corp.	144,430
12,780	Steel Dynamics Inc.	232,468
8,473	Tahoe Resources Inc.	78,291
7,700	United States Steel Corp.	70,224

	Total Metals & Mining	3,583,485

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS — 2.5% — (continued)
Paper & Forest Products — 0.0%
3,366	Domtar Corp.	$118,450

	TOTAL MATERIALS	47,043,886

TELECOMMUNICATION SERVICES — 2.4%
Diversified Telecommunication Services — 2.4%
591,538	AT&T Inc.	21,857,329
29,796	CenturyLink Inc.	911,460
61,749	Frontier Communications Corp.	334,062
15,287	Level 3 Communications Inc.*	742,184
6,842	SBA Communications Corp., Class A Shares*	649,237
410,260	Verizon Communications Inc.	20,812,490
7,587	Zayo Group Holdings Inc.*	179,660

	Total Diversified Telecommunication Services	45,486,422

Wireless Telecommunication Services — 0.0%
39,257	Sprint Corp.*	135,044
4,969	Telephone & Data Systems Inc.	132,772
14,509	T-Mobile US Inc.*	538,284
694	United States Cellular Corp.*	28,731

	Total Wireless Telecommunication Services	834,831

	TOTAL TELECOMMUNICATION SERVICES	46,321,253

UTILITIES — 2.4%
Electric Utilities — 1.5%
25,895	American Electric Power Co., Inc.	1,599,016
3,032	Avangrid Inc.*	117,611
36,550	Duke Energy Corp.	2,714,934
172,020	Edison International	11,724,883
9,488	Entergy Corp.	685,128
16,789	Eversource Energy	911,643
48,602	Exelon Corp.	1,530,477
22,306	FirstEnergy Corp.	746,582
8,155	Great Plains Energy Inc.	239,268
5,678	Hawaiian Electric Industries Inc.	166,706
8,203	ITC Holdings Corp.	333,288
23,473	NextEra Energy Inc.	2,648,224
10,548	OGE Energy Corp.	262,434
13,376	Pepco Holdings Inc.	350,184
5,854	Pinnacle West Capital Corp.	402,931
35,311	PPL Corp.	1,235,532
48,004	Southern Co. (The)	2,312,833
7,466	Westar Energy Inc., Class A Shares	324,472
26,792	Xcel Energy Inc.	1,059,356

	Total Electric Utilities	29,365,502

Gas Utilities — 0.1%
6,339	AGL Resources Inc.	409,817
5,339	Atmos Energy Corp.	370,580
4,462	National Fuel Gas Co.	203,824
9,287	Questar Corp.	230,039
9,117	UGI Corp.	336,964

	Total Gas Utilities	1,551,224

Independent Power and Renewable Electricity Producers — 0.0%
36,070	AES Corp.	353,486

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES — 2.4% — (continued)
Independent Power and Renewable Electricity Producers — 0.0% — (continued)
19,679	Calpine Corp.*	$247,168
16,605	NRG Energy Inc.	179,002
3,044	TerraForm Power Inc., Class A Shares*	29,344

	Total Independent Power and Renewable Electricity Producers	809,000

Multi-Utilities — 0.7%
5,971	Alliant Energy Corp.	405,729
12,824	Ameren Corp.	602,087
22,738	CenterPoint Energy Inc.	423,609
14,630	CMS Energy Corp.	578,763
15,480	Consolidated Edison Inc.	1,083,755
31,367	Dominion Resources Inc.	2,193,180
9,478	DTE Energy Co.	797,289
10,294	MDU Resources Group Inc.	187,454
16,774	NiSource Inc.	360,305
25,368	PG&E Corp.	1,439,127
26,736	Public Service Enterprise Group Inc.	1,140,558
7,554	SCANA Corp.	491,161
13,086	Sempra Energy	1,262,930
12,427	TECO Energy Inc.	341,370
4,368	Vectren Corp.	198,831
16,685	WEC Energy Group Inc.	940,200

	Total Multi-Utilities	12,446,348

Water Utilities — 0.1%
9,511	American Water Works Co., Inc.	616,503
9,359	Aqua America Inc.	286,105

	Total Water Utilities	902,608

	TOTAL UTILITIES	45,074,682

	TOTAL COMMON STOCKS (Cost — $1,650,769,226)	1,854,250,431

CLOSED END MUTUAL FUND SECURITIES — 0.1%
FINANCIALS — 0.1%
Capital Markets — 0.1%
10,000	iShares Russell 1000 Value (Cost — $928,630)	927,500

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,651,697,856)	1,855,177,931

Face Amount
SHORT-TERM INVESTMENTS — 3.5%
TIME DEPOSITS — 3.5%
$42,807,490	Banco Santander SA — Frankfurt, 0.150% due 3/1/16	42,807,490
14,073,244	JPMorgan Chase & Co. — New York, 0.150% due 3/1/16	14,073,244
10,064,745	Wells Fargo — Grand Cayman, 0.150% due 3/1/16	10,064,745

	TOTAL SHORT-TERM INVESTMENTS (Cost — $66,945,479)	66,945,479

	TOTAL INVESTMENTS — 100.5% (Cost — $1,718,643,335#)	1,922,123,410

	Liabilities in Excess of Other Assets — (0.5)%	(8,874,356)

	TOTAL NET ASSETS — 100.0%	$1,913,249,054

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company

Summary of Investments by Security Sector^
Information Technology	21.9%
Health Care	15.7
Financials	12.8
Consumer Discretionary	12.2
Consumer Staples	10.2
Industrials	9.8
Energy	6.6
Materials	2.5
Telecommunication Services	2.4
Utilities	2.4
Short-Term Investments	3.5

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS — 92.8%
CONSUMER DISCRETIONARY — 16.4%
Auto Components — 0.5%
1,061	American Axle & Manufacturing Holdings Inc.*	$15,512
787	Cooper Tire & Rubber Co.	30,929
186	Cooper-Standard Holding Inc.*	13,624
2,106	Dana Holding Corp.	26,199
370	Dorman Products Inc.*	18,711
330	Drew Industries Inc.	19,863
399	Federal-Mogul Holdings Corp.*	2,897
217	Fox Factory Holding Corp.*	3,240
4,069	Gentex Corp.	59,244
490	Gentherm Inc.*	20,433
3,754	Goodyear Tire & Rubber Co. (The)	113,070
253	Horizon Global Corp.*	2,234
1,062	Lear Corp.	107,634
165	Metaldyne Performance Group Inc.	2,356
148,571	Modine Manufacturing Co.*	1,408,453
250	Motorcar Parts of America Inc.*	8,625
263	Standard Motor Products Inc.	7,919
395	Stoneridge Inc.*	4,756
48	Strattec Security Corp.	2,469
302	Superior Industries International Inc.	5,964
796	Tenneco Inc.*	36,234
271	Tower International Inc.	5,816
549	Visteon Corp.	38,386

	Total Auto Components	1,954,568

Automobiles — 0.0%
622	Thor Industries Inc.	34,446
361	Winnebago Industries Inc.	6,762

	Total Automobiles	41,208

Distributors — 0.3%
336	Core-Mark Holding Co., Inc.	24,739
188	Fenix Parts Inc.*	936
31,158	LKQ Corp.*	859,961
611	Pool Corp.	49,045
291	VOXX International Corp., Class A Shares*	1,161
85	Weyco Group Inc.	2,314

	Total Distributors	938,156

Diversified Consumer Services — 1.7%
359	2U Inc.*	8,024
232	American Public Education Inc.*	3,580
1,375	Apollo Education Group Inc.*	11,261
179	Ascent Capital Group Inc., Class A Shares*	2,488
238	Bridgepoint Education Inc.*	1,507
53,728	Bright Horizons Family Solutions Inc.*	3,404,743
206	Cambium Learning Group Inc.*	915
171	Capella Education Co.	7,907
925	Career Education Corp.*	2,331
235	Carriage Services Inc., Class A Shares	4,843
1,025	Chegg Inc.*	4,397
105	Collectors Universe Inc.	1,675
896	DeVry Education Group Inc.	16,361
49	Graham Holdings Co., Class B Shares	23,917

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 16.4% — (continued)
Diversified Consumer Services — 1.7% — (continued)
652	Grand Canyon Education Inc.*	$25,415
971	Houghton Mifflin Harcourt Co.*	18,265
477	K12 Inc.*	4,670
84	Liberty Tax Inc.	1,426
1,310	LifeLock Inc.*	14,449
179,480	Regis Corp.*	2,571,948
2,812	Service Corp. International	66,138
1,447	ServiceMaster Global Holdings Inc.*	54,885
846	Sotheby’s	19,246
152	Strayer Education Inc.*	6,860
309	Universal Technical Institute Inc.	1,208
406	Weight Watchers International Inc.*	4,779

	Total Diversified Consumer Services	6,283,238

Hotels, Restaurants & Leisure — 2.5%
48,459	Aramark	1,522,582
1,447	Belmond Ltd., Class A Shares*	13,298
23	Biglari Holdings Inc.*	8,481
301	BJ’s Restaurants Inc.*	13,268
1,715	Bloomin’ Brands Inc.	29,652
288	Bob Evans Farms Inc.	12,358
115	Bojangles’ Inc.*	1,663
1,144	Boyd Gaming Corp.*	19,814
227	Bravo Brio Restaurant Group Inc.*	1,773
850	Brinker International Inc.	42,330
261	Buffalo Wild Wings Inc.*	41,408
738	Caesars Acquisition Co., Class A Shares*	4,472
788	Caesars Entertainment Corp.*	7,123
473	Carrols Restaurant Group Inc.*	6,277
677	Cheesecake Factory Inc. (The)	33,782
530	Choice Hotels International Inc.	27,470
187	Churchill Downs Inc.	25,361
226	Chuy’s Holdings Inc.*	7,241
613	ClubCorp Holdings Inc.	8,134
266	Cracker Barrel Old Country Store Inc.	39,381
30,964	Dave & Buster’s Entertainment Inc.*	1,142,881
330	Del Frisco’s Restaurant Group Inc.*	5,095
1,172	Denny’s Corp.*	12,107
599	Diamond Resorts International Inc.*	13,052
241	DineEquity Inc.	22,044
759	Domino’s Pizza Inc.	100,977
1,332	Dunkin’ Brands Group Inc.	62,045
194	El Pollo Loco Holdings Inc.*	2,505
463	Eldorado Resorts Inc.*	4,635
60	Empire Resorts Inc.*	743
887	Extended Stay America Inc.	13,110
382	Fiesta Restaurant Group Inc.*	12,652
73	Fogo De Chao Inc.*	1,168
162	Habit Restaurants Inc. (The), Class A Shares*	3,366
1,279	International Game Technology PLC	18,904
390	International Speedway Corp., Class A Shares	13,451
558	Interval Leisure Group Inc.	7,226
278	Intrawest Resorts Holdings Inc.*	2,377
363	Isle of Capri Casinos Inc.*	4,120
197	J Alexander’s Holdings Inc.*	2,045

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 16.4% — (continued)
Hotels, Restaurants & Leisure — 2.5% — (continued)
501	Jack in the Box Inc.	$34,444
183	Jamba Inc.*	2,428
125	Kona Grill Inc.*	1,852
900	Krispy Kreme Doughnuts Inc.*	13,176
1,380	La Quinta Holdings Inc.*	14,987
297	Marcus Corp. (The)	5,548
386	Marriott Vacations Worldwide Corp.	23,372
29,404	MGM Resorts International*	556,618
208	Monarch Casino & Resort Inc.*	4,185
633	Morgans Hotel Group Co.*	937
161	Noodles & Co., Class A Shares*	2,066
351	Panera Bread Co., Class A Shares*	72,727
402	Papa John’s International Inc.	23,376
140	Papa Murphy’s Holdings Inc.*	1,516
1,199	Penn National Gaming Inc.*	16,594
229	Planet Fitness Inc., Class A Shares*	3,282
326	Popeyes Louisiana Kitchen Inc.*	17,764
296	Potbelly Corp.*	3,715
196	Red Robin Gourmet Burgers Inc.*	12,760
11,858	Royal Caribbean Cruises Ltd.	881,879
893	Ruby Tuesday Inc.*	4,724
490	Ruth’s Hospitality Group Inc.	8,609
684	Scientific Games Corp., Class A Shares*	5,821
945	SeaWorld Entertainment Inc.	17,095
79	Shake Shack Inc., Class A Shares*	3,289
991	Six Flags Entertainment Corp.	50,402
686	Sonic Corp.	20,148
172	Speedway Motorsports Inc.	3,134
29,028	Texas Roadhouse Inc., Class A Shares	1,210,758
22,893	Vail Resorts Inc.	2,916,797
2,813	Wendy’s Co. (The)	26,358
93	Wingstop Inc.*	2,215
262	Zoe’s Kitchen Inc.*	9,152

	Total Hotels, Restaurants & Leisure	9,282,099

Household Durables — 1.6%
150	Bassett Furniture Industries Inc.	4,647
471	Beazer Homes USA Inc.*	3,448
1,090	CalAtlantic Group Inc.	33,071
123	Cavco Industries Inc.*	9,980
221	Century Communities Inc.*	3,479
134	CSS Industries Inc.	3,627
4,420	DR Horton Inc.	118,102
353	Ethan Allen Interiors Inc.	10,071
77	Flexsteel Industries Inc.	3,144
1,210	GoPro Inc., Class A Shares*	14,375
320	Green Brick Partners Inc.*	1,955
14,241	Harman International Industries Inc.	1,092,000
398	Helen of Troy Ltd.*	37,953
143	Hooker Furniture Corp.	4,565
1,739	Hovnanian Enterprises Inc., Class A Shares*	2,626
77,014	Installed Building Products Inc.*	1,720,493
4,310	iRobot Corp.*	135,075
2,932	Jarden Corp.*	155,044
1,141	KB Home	13,920

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 16.4% — (continued)
Household Durables — 1.6% — (continued)
702	La-Z-Boy Inc.	$17,094
1,890	Leggett & Platt Inc.	84,407
2,398	Lennar Corp., Class A Shares	100,572
134	Lennar Corp., Class B Shares	4,517
191	LGI Homes Inc.*	4,534
311	Libbey Inc.	5,172
151	Lifetime Brands Inc.	1,806
356	M/I Homes Inc.*	6,255
545	MDC Holdings Inc.	12,050
552	Meritage Homes Corp.*	17,923
9,395	Mohawk Industries Inc.*	1,688,563
56	NACCO Industries Inc., Class A Shares	2,767
169	New Home Co., Inc. (The)*	1,698
58	NVR Inc.*	94,946
4,936	PulteGroup Inc.	84,850
330	Skullcandy Inc.*	1,168
467	Taylor Morrison Home Corp., Class A Shares*	6,496
830	Tempur Sealy International Inc.*	47,866
2,388	Toll Brothers Inc.*	65,551
2,215	TRI Pointe Group Inc.*	22,837
673	Tupperware Brands Corp.	33,623
206	Universal Electronics Inc.*	10,947
222	WCI Communities Inc.*	3,830
287	William Lyon Homes, Class A Shares*	3,404
379	ZAGG Inc.*	3,949

	Total Household Durables	5,694,400

Internet & Catalog Retail — 1.1%
361	1-800-Flowers.com Inc., Class A Shares*	2,819
102,035	Blue Nile Inc.	2,659,032
107	Duluth Holdings Inc., Class B Shares*	1,771
282	Etsy Inc.*	2,239
10,162	Expedia Inc.	1,057,966
248	FTD Cos., Inc.*	5,766
5,997	Groupon Inc., Class A Shares*	28,666
456	HSN Inc.	24,209
229	Lands’ End Inc.*	5,510
1,042	Liberty TripAdvisor Holdings Inc., Class A Shares*	21,246
1,943	Liberty Ventures, Series A*	71,289
363	Nutrisystem Inc.	7,387
166	Overstock.com Inc.*	2,424
276	PetMed Express Inc.	4,554
485	Shutterfly Inc.*	21,553
277	Wayfair Inc., Class A Shares*	10,795

	Total Internet & Catalog Retail	3,927,226

Leisure Products — 1.0%
184	Arctic Cat Inc.	3,216
322	Black Diamond Inc.*	1,385
80,915	Brunswick Corp.	3,442,124
1,133	Callaway Golf Co.	10,072
137	Escalade Inc.	1,726
245	JAKKS Pacific Inc.*	1,774
74	Johnson Outdoors Inc., Class A Shares	1,623
246	Malibu Boats Inc., Class A Shares*	3,801

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 16.4% — (continued)
Leisure Products — 1.0% — (continued)
151	Marine Products Corp.	$1,110
103	MCBC Holdings Inc.*	1,368
441	Nautilus Inc.*	7,448
617	Performance Sports Group Ltd.*	4,689
903	Polaris Industries Inc.	79,383
772	Smith & Wesson Holding Corp.*	19,578
267	Sturm Ruger & Co., Inc.	18,773
887	Vista Outdoor Inc.*	43,729

	Total Leisure Products	3,641,799

Media — 1.8%
308	AMC Entertainment Holdings Inc., Class A Shares	7,401
795	AMC Networks Inc., Class A Shares*	52,104
49	Cable One Inc.	21,000
2,834	Cablevision Systems Corp., Class A Shares	92,190
346	Carmike Cinemas Inc.*	7,591
933	Central European Media Enterprises Ltd., Class A Shares*	2,295
1,577	Cinemark Holdings Inc.	52,199
524	Clear Channel Outdoor Holdings Inc., Class A Shares	1,892
16,418	Crown Media Holdings Inc., Class A Shares*	72,075
2,853	Cumulus Media Inc., Class A Shares*	713
15	Daily Journal Corp.*	2,922
1,028	DreamWorks Animation SKG Inc., Class A Shares*	26,378
366	Entercom Communications Corp., Class A Shares*	4,183
902	Entravision Communications Corp., Class A Shares	6,963
404	Eros International PLC*	3,228
820	EW Scripps Co. (The), Class A Shares	14,153
1,513	Gannett Co., Inc.	23,088
625	Global Eagle Entertainment Inc.*	5,619
877	Gray Television Inc.*	10,121
709	Harte-Hanks Inc.	2,191
139	Hemisphere Media Group Inc., Class A Shares*	1,924
17,363	IMAX Corp.*	512,382
5,775	Interpublic Group of Cos., Inc. (The)	123,527
641	John Wiley & Sons Inc., Class A Shares	27,903
341	Journal Media Group Inc.	4,099
363	Liberty Broadband Corp., Class A Shares*	18,255
907	Liberty Broadband Corp., Class C Shares*	45,686
1,320	Lions Gate Entertainment Corp.	27,852
1,977	Live Nation Entertainment Inc.*	43,474
183	Loral Space & Communications Inc.*	5,867
12,025	Madison Square Garden Co. (The), Class A Shares*	1,863,875
580	MDC Partners Inc., Class A Shares	12,366
1,325	Media General Inc.*	22,022
521	Meredith Corp.	22,658
871	MSG Networks Inc., Class A Shares*	14,302
863	National CineMedia Inc.	12,902
617	New Media Investment Group Inc.	9,644
1,920	New York Times Co. (The), Class A Shares	24,134
42,617	Nexstar Broadcasting Group Inc., Class A Shares	1,904,128
223	Reading International Inc., Class A Shares*	2,243
1,150	Regal Entertainment Group, Class A Shares	22,644
50	Saga Communications Inc., Class A Shares	1,877
372	Scholastic Corp.	13,031
887	Sinclair Broadcast Group Inc., Class A Shares	27,382

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 16.4% — (continued)
Media — 1.8% — (continued)
288	Sizmek Inc.*	$939
49,448	Starz, Class A Shares*	1,245,595
3,083	TEGNA Inc.	75,965
1,498	Time Inc.	21,122
104	Townsquare Media Inc., Class A Shares*	1,014
1,079	Tribune Media Co., Class A Shares	38,736
408	Tribune Publishing Co.	3,423
402	World Wrestling Entertainment Inc., Class A Shares	6,721

	Total Media	6,565,998

Multiline Retail — 1.0%
692	Big Lots Inc.	27,991
300	Dillard’s Inc., Class A Shares	25,107
16,093	Dollar General Corp.	1,194,905
19,940	Dollar Tree Inc.*	1,600,185
524	Fred’s Inc., Class A Shares	7,488
4,245	JC Penney Co., Inc.*	43,299
14,950	Nordstrom Inc.	767,234
153	Ollie’s Bargain Outlet Holdings Inc.*	3,091
185	Sears Holdings Corp.*	3,232
613	Tuesday Morning Corp.*	4,126

	Total Multiline Retail	3,676,658

Specialty Retail — 3.3%
915	Aaron’s Inc.	21,036
932	Abercrombie & Fitch Co., Class A Shares	27,075
7,144	Advance Auto Parts Inc.	1,060,455
2,673	American Eagle Outfitters Inc.	40,790
116	America’s Car-Mart Inc.*	2,916
341	Asbury Automotive Group Inc.*	19,914
2,360	Ascena Retail Group Inc.*	19,942
985	AutoNation Inc.*	50,698
434	Barnes & Noble Education Inc.*	4,635
684	Barnes & Noble Inc.	6,635
258	Big 5 Sporting Goods Corp.	3,535
169	Boot Barn Holdings Inc.*	1,717
402	Buckle Inc. (The)	12,784
200	Build-A-Bear Workshop Inc.*	2,856
1,051	Burlington Stores Inc.*	58,919
672	Cabela’s Inc.*	32,243
609	Caleres Inc.	17,259
365	Cato Corp. (The), Class A Shares	13,213
1,966	Chico’s FAS Inc.	25,086
289	Children’s Place Inc. (The)	19,692
594	Christopher & Banks Corp.*	838
216	Citi Trends Inc.	3,994
325	Conn’s Inc.*	5,515
233	Container Store Group Inc. (The)*	1,261
1,083	CST Brands Inc.	35,133
496	Destination XL Group Inc.*	2,207
1,266	Dick’s Sporting Goods Inc.	53,767
1,009	DSW Inc., Class A Shares	26,436
18,379	Express Inc.*	316,670
637	Finish Line Inc. (The), Class A Shares	11,606
37,159	Five Below Inc.*	1,425,048

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 16.4% — (continued)
Specialty Retail — 3.3% — (continued)
1,966	Foot Locker Inc.	$122,875
570	Francesca’s Holdings Corp.*	10,306
1,456	GameStop Corp., Class A Shares	44,874
309	Genesco Inc.*	20,388
7,491	GNC Holdings Inc., Class A Shares	213,344
324	Group 1 Automotive Inc.	18,066
863	Guess? Inc.	18,425
276	Haverty Furniture Cos., Inc.	5,365
318	Hibbett Sports Inc.*	11,289
243	Kirkland’s Inc.	3,472
7,909	L Brands Inc.	670,604
12,838	Lithia Motors Inc., Class A Shares	1,190,339
484	Lumber Liquidators Holdings Inc.*	5,484
334	MarineMax Inc.*	5,925
282	Mattress Firm Holding Corp.*	12,698
862	Michaels Cos., Inc. (The)*	20,085
440	Monro Muffler Brake Inc.	30,083
623	Murphy USA Inc.*	39,679
16,100	New York & Co., Inc.*	32,200
44,905	Office Depot Inc.*	228,117
2,676	O’Reilly Automotive Inc.*	696,616
249	Outerwall Inc.	7,766
361	Party City Holdco Inc.*	3,570
586	Penske Automotive Group Inc.	22,104
1,175	Pier 1 Imports Inc.	5,804
775	Rent-A-Center Inc.	9,897
30,652	Restoration Hardware Holdings Inc.*	1,164,469
66,244	Ross Stores Inc.	3,642,095
2,196	Sally Beauty Holdings Inc.*	69,350
8,526	Select Comfort Corp.*	152,615
209	Shoe Carnival Inc.	4,926
460	Sonic Automotive Inc., Class A Shares	8,809
249	Sportsman’s Warehouse Holdings Inc.*	3,230
437	Stage Stores Inc.	3,671
407	Stein Mart Inc.	3,016
669	Tailored Brands Inc.	10,329
385	Tile Shop Holdings Inc.*	4,859
161	Tilly’s Inc., Class A Shares*	1,158
864	Ulta Salon Cosmetics & Fragrance Inc.*	142,724
1,217	Urban Outfitters Inc.*	32,238
410	Vitamin Shoppe Inc.*	11,312
245	West Marine Inc.*	2,004
1,270	Williams-Sonoma Inc.	66,180
29	Winmark Corp.	2,810
279	Zumiez Inc.*	5,764

	Total Specialty Retail	12,104,809

Textiles, Apparel & Luxury Goods — 1.6%
24,525	Carter’s Inc.	2,492,476
116	Cherokee Inc.*	1,974
403	Columbia Sportswear Co.	23,987
15,876	Crocs Inc.*	155,426
136	Culp Inc.	3,465
4,356	Deckers Outdoor Corp.*	246,375
575	Fossil Group Inc.*	26,973

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY — 16.4% — (continued)
Textiles, Apparel & Luxury Goods — 1.6% — (continued)
554	G-III Apparel Group Ltd.*	$29,224
42,613	Hanesbrands Inc.	1,214,044
692	Iconix Brand Group Inc.*	6,020
1,728	Kate Spade & Co.*	34,249
12,584	lululemon athletica Inc.*	789,394
226	Movado Group Inc.	6,602
205	Oxford Industries Inc.	14,889
177	Perry Ellis International Inc.*	3,269
9,479	PVH Corp.	750,263
485	Sequential Brands Group Inc.*	3,380
1,695	Skechers U.S.A. Inc., Class A Shares*	55,799
790	Steven Madden Ltd.*	27,808
102	Superior Uniform Group Inc.	1,811
786	Tumi Holdings Inc.*	15,524
210	Unifi Inc.*	4,706
290	Vera Bradley Inc.*	4,823
247	Vince Holding Corp.*	1,596
1,434	Wolverine World Wide Inc.	27,146

	Total Textiles, Apparel & Luxury Goods	5,941,223

	TOTAL CONSUMER DISCRETIONARY	60,051,382

CONSUMER STAPLES — 2.4%
Beverages — 0.4%
120	Boston Beer Co., Inc. (The), Class A Shares*	22,573
9,864	Brown-Forman Corp., Class B Shares	971,308
993	Castle Brands Inc.*	823
69	Coca-Cola Bottling Co. Consolidated	12,056
147	Craft Brew Alliance Inc.*	1,216
146	MGP Ingredients Inc.	3,415
4,609	Monster Beverage Corp.*	578,430
165	National Beverage Corp.*	6,273

	Total Beverages	1,596,094

Food & Staples Retailing — 0.8%
406	Andersons Inc. (The)	10,901
6,440	Casey’s General Stores Inc.	679,871
266	Chefs’ Warehouse Inc. (The)*	5,019
4,931	Fresh Market Inc. (The)*	113,758
190	Ingles Markets Inc., Class A Shares	6,409
45,466	Kroger Co. (The)	1,814,548
128	Natural Grocers by Vitamin Cottage Inc.*	2,575
234	Performance Food Group Co.*	5,787
272	PriceSmart Inc.	21,015
13,843	Rite Aid Corp.*	110,052
351	Smart & Final Stores Inc.*	5,704
528	SpartanNash Co.	14,494
2,144	Sprouts Farmers Market Inc.*	61,061
3,586	SUPERVALU Inc.*	18,324
712	United Natural Foods Inc.*	21,972
99	Village Super Market Inc., Class A Shares	2,625
157	Weis Markets Inc.	6,536

	Total Food & Staples Retailing	2,900,651

Food Products — 0.3%
55	Alico Inc.	1,317

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES — 2.4% — (continued)
Food Products — 0.3% — (continued)
208	Amplify Snack Brands Inc.*	$2,140
812	B&G Foods Inc.	28,087
544	Blue Buffalo Pet Products Inc.*	9,955
214	Calavo Growers Inc.	11,462
432	Cal-Maine Foods Inc.	23,060
2,375	Darling Ingredients Inc.*	21,399
1,437	Dean Foods Co.	27,720
365	Diamond Foods Inc.*	13,709
108	Farmer Brothers Co.*	2,847
2,366	Flowers Foods Inc.	40,530
463	Fresh Del Monte Produce Inc.	18,571
282	Freshpet Inc.*	1,875
1,430	Hain Celestial Group Inc. (The)*	52,867
992	Ingredion Inc.	100,410
289	Inventure Foods Inc.*	1,769
208	J&J Snack Foods Corp.	23,044
113	John B Sanfilippo & Son Inc.	7,865
264	Lancaster Colony Corp.	26,867
374	Landec Corp.*	3,774
83	Lifeway Foods Inc.*	937
159	Limoneira Co.	2,220
3,344	Mead Johnson Nutrition Co., Class A Shares	246,653
306	Omega Protein Corp.*	7,268
889	Pilgrim’s Pride Corp.*	21,736
1,627	Pinnacle Foods Inc.	70,270
876	Post Holdings Inc.*	60,847
313	Sanderson Farms Inc.	28,564
4	Seaboard Corp.*	11,700
103	Seneca Foods Corp., Class A Shares*	3,426
686	Snyder’s-Lance Inc.	22,439
264	Tootsie Roll Industries Inc.	8,796
603	TreeHouse Foods Inc.*	50,905
2,451	WhiteWave Foods Co. (The), Class A Shares*	94,903

	Total Food Products	1,049,932

Household Products — 0.8%
132,012	Central Garden & Pet Co.*	1,838,927
55,243	Central Garden & Pet Co., Class A Shares*	747,438
835	Energizer Holdings Inc.	32,515
1,087	HRG Group Inc.*	12,653
67	Oil-Dri Corp. of America	2,468
128	Orchids Paper Products Co.	3,522
347	Spectrum Brands Holdings Inc.	33,232
205	WD-40 Co.	22,140

	Total Household Products	2,692,895

Personal Products — 0.1%
5,784	Avon Products Inc.	22,037
1,172	Coty Inc., Class A Shares	33,379
852	Edgewell Personal Care Co.	65,135
11,362	Elizabeth Arden Inc.*	70,444
1,033	Herbalife Ltd.*	56,557
243	Inter Parfums Inc.	6,150
156	Medifast Inc.	4,735
103	Natural Health Trends Corp.	3,211

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES — 2.4% — (continued)
Personal Products — 0.1% — (continued)
154	Nature’s Sunshine Products Inc.	$1,291
810	Nu Skin Enterprises Inc., Class A Shares	24,697
136	Nutraceutical International Corp.*	3,337
164	Revlon Inc., Class A Shares*	5,740
322	Synutra International Inc.*	1,639
78	USANA Health Sciences Inc.*	8,792

	Total Personal Products	307,144

Tobacco — 0.0%
324	Universal Corp.	17,651
1,200	Vector Group Ltd.	27,876

	Total Tobacco	45,527

	TOTAL CONSUMER STAPLES	8,592,243

ENERGY — 1.7%
Energy Equipment & Services — 0.3%
935	Archrock Inc.	3,731
928	Atwood Oceanics Inc.	6,385
590	Basic Energy Services Inc.*	1,032
454	Bristow Group Inc.	6,905
830	C&J Energy Services Ltd.*	855
267	CARBO Ceramics Inc.	5,337
861	Diamond Offshore Drilling Inc.	17,229
548	Dril-Quip Inc.*	29,729
3,108	Ensco PLC, Class A Shares	26,946
296	Era Group Inc.*	2,729
469	Exterran Corp.*	6,397
842	Fairmount Santrol Holdings Inc.*	1,667
790	Forum Energy Technologies Inc.*	9,290
454	Frank’s International NV	6,306
170	Geospace Technologies Corp.*	1,899
353	Gulfmark Offshore Inc., Class A Shares*	1,267
1,443	Helix Energy Solutions Group Inc.*	5,628
438	Hornbeck Offshore Services Inc.*	3,762
219	Independence Contract Drilling Inc.*	843
255	ION Geophysical Corp.*	791
3,588	Key Energy Services Inc.*	822
368	Matrix Service Co.*	6,768
22,425	McDermott International Inc.*	74,002
4,337	Nabors Industries Ltd.	31,053
171	Natural Gas Services Group Inc.*	3,088
1,062	Newpark Resources Inc.*	3,961
3,236	Noble Corp. PLC	26,956
255	Nordic American Offshore Ltd.	1,201
1,372	Oceaneering International Inc.	37,895
734	Oil States International Inc.*	19,165
1,637	Parker Drilling Co.*	2,554
1,996	Patterson-UTI Energy Inc.	31,018
161	PHI Inc.*	2,937
858	Pioneer Energy Services Corp.*	1,175
24,373	RigNet Inc.*	321,724
1,654	Rowan Cos. PLC, Class A Shares	22,031
774	RPC Inc.	10,503
256	SEACOR Holdings Inc.*	12,388
4,927	Seadrill Ltd.*	11,036

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY — 1.7% — (continued)
Energy Equipment & Services — 0.3% — (continued)
2,017	Superior Energy Services Inc.	$20,735
490	Tesco Corp.	3,548
36,641	TETRA Technologies Inc.*	184,671
565	Tidewater Inc.	3,249
700	Unit Corp.*	3,752
718	US Silica Holdings Inc.	13,778

	Total Energy Equipment & Services	988,738

Oil, Gas & Consumable Fuels — 1.4%
1,483	Abraxas Petroleum Corp.*	1,335
32	Adams Resources & Energy Inc.	1,047
434	Alon USA Energy Inc.	4,279
1,091	Approach Resources Inc.*	822
256	Ardmore Shipping Corp.	2,058
666	Bill Barrett Corp.*	1,905
699	Bonanza Creek Energy Inc.*	1,300
3,498	California Resources Corp.	1,966
1,143	Callon Petroleum Co.*	7,292
21,168	Carrizo Oil & Gas Inc.*	455,112
82	Clayton Williams Energy Inc.*	1,200
952	Clean Energy Fuels Corp.*	2,742
790	Cloud Peak Energy Inc.*	1,343
4,708	Cobalt International Energy Inc.*	12,523
2,919	CONSOL Energy Inc.	25,191
271	Contango Oil & Gas Co.*	1,634
221	CVR Energy Inc.	5,227
796	Delek US Holdings Inc.	12,593
4,817	Denbury Resources Inc.	6,166
1,322	DHT Holdings Inc.	7,707
984	Diamondback Energy Inc.*	70,110
348	Dorian LPG Ltd.*	3,748
1,180	Eclipse Resources Corp.*	1,119
1,048	Energen Corp.	27,751
600	Energy Fuels Inc.*	1,482
653	EP Energy Corp., Class A Shares*	1,123
401	Erin Energy Corp.*	970
380	Evolution Petroleum Corp.	1,642
2,201	EXCO Resources Inc.*	2,311
642	Frontline Ltd.	5,682
575	GasLog Ltd.	5,463
248	Gener8 Maritime Inc.*	1,540
1,170	Golar LNG Ltd.	21,446
523	Green Plains Inc.	7,113
1,454	Gulfport Energy Corp.*	34,896
1,926	Halcon Resources Corp.*	1,119
204	Hallador Energy Co.	985
14	Isramco Inc.*	1,141
677	Jones Energy Inc., Class A Shares*	1,016
1,971	Kosmos Energy Ltd.*	9,618
1,561	Laredo Petroleum Inc.*	7,977
955	Matador Resources Co.*	15,414
1,215	Memorial Resource Development Corp.*	11,749
131,850	Navigator Holdings Ltd.*	2,050,268
1,178	Navios Maritime Acquisition Corp.	2,003
2,089	Newfield Exploration Co.*	56,883

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY — 1.7% — (continued)
Oil, Gas & Consumable Fuels — 1.4% — (continued)
1,202	Nordic American Tankers Ltd.	$16,612
935	Northern Oil and Gas Inc.*	3,123
1,932	Oasis Petroleum Inc.*	10,413
468	Pacific Ethanol Inc.*	1,844
241	Panhandle Oil and Gas Inc., Class A Shares	3,745
219	Par Pacific Holdings Inc.*	4,314
1,398	Parsley Energy Inc., Class A Shares*	25,695
1,279	PBF Energy Inc., Class A Shares	38,626
527	PDC Energy Inc.*	26,408
405	Peabody Energy Corp.	988
7,327	Pioneer Natural Resources Co.	883,123
2,348	QEP Resources Inc.	22,916
634	Renewable Energy Group Inc.*	4,622
83	REX American Resources Corp.*	4,191
1,323	Rex Energy Corp.*	781
381	Ring Energy Inc.*	1,593
896	RSP Permian Inc.*	21,423
2,506	Scorpio Tankers Inc.	15,587
577	SemGroup Corp., Class A Shares	10,963
806	Ship Finance International Ltd.	10,502
962	SM Energy Co.	8,696
981	Stone Energy Corp.*	1,521
1,420	Synergy Resources Corp.*	8,875
2,271	Targa Resources Corp.	61,044
652	Teekay Corp.	5,216
1,353	Teekay Tankers Ltd., Class A Shares	5,561
2,426	Ultra Petroleum Corp.*	864
1,356	Uranium Energy Corp.*	1,168
611	W&T Offshore Inc.*	1,112
42,515	Western Refining Inc.	1,133,875
237	Westmoreland Coal Co.*	1,458
2,728	Whiting Petroleum Corp.*	10,939
981	World Fuel Services Corp.	45,921
3,150	WPX Energy Inc.*	12,947

	Total Oil, Gas & Consumable Fuels	5,304,677

	TOTAL ENERGY	6,293,415

FINANCIALS — 11.9%
Banks — 3.4%
211	1st Source Corp.	6,425
98	Access National Corp.	1,823
51	Allegiance Bancshares Inc.*	880
114	American National Bankshares Inc.	2,894
446	Ameris Bancorp	12,038
121	Ames National Corp.	2,833
144	Arrow Financial Corp.	3,768
2,152	Associated Banc-Corp.	37,014
520	Banc of California Inc.	7,972
90	BancFirst Corp.	5,085
410	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	8,762
526	Bancorp Inc. (The)*	2,509
1,364	BancorpSouth Inc.	27,171
607	Bank of Hawaii Corp.	38,544
79	Bank of Marin Bancorp	3,899

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 11.9% — (continued)
Banks — 3.4% — (continued)
1,066	Bank of the Ozarks Inc.	$40,337
66,110	BankUnited Inc.	2,123,454
302	Banner Corp.	11,992
83	Bar Harbor Bankshares	2,746
1,110	BBCN Bancorp Inc.	15,884
401	Berkshire Hills Bancorp Inc.	10,354
354	Blue Hills Bancorp Inc.	4,885
410	BNC Bancorp	8,315
397	BOK Financial Corp.	19,401
1,134	Boston Private Financial Holdings Inc.	11,975
203	Bridge Bancorp Inc.	5,767
1,011	Brookline Bancorp Inc.	10,626
243	Bryn Mawr Bank Corp.	6,107
78	C1 Financial Inc.*	1,751
101	Camden National Corp.	3,920
287	Capital Bank Financial Corp., Class A Shares	8,452
138	Capital City Bank Group Inc.	1,987
443	Cardinal Financial Corp.	8,532
402	Cascade Bancorp*	2,155
1,128	Cathay General Bancorp	30,106
632	CenterState Banks Inc.	8,848
329	Central Pacific Financial Corp.	6,557
50	Century Bancorp Inc., Class A Shares	1,972
459	Chemical Financial Corp.	15,528
28,023	CIT Group Inc.	835,366
161	Citizens & Northern Corp.	3,204
22,732	Citizens Financial Group Inc.	437,136
201	City Holding Co.	8,858
194	CNB Financial Corp.	3,440
508	CoBiz Financial Inc.	5,512
812	Columbia Banking System Inc.	23,410
6,600	Comerica Inc.	222,948
1,231	Commerce Bancshares Inc.	52,293
605	Community Bank System Inc.	22,403
207	Community Trust Bancorp Inc.	6,980
177	CommunityOne Bancorp*	2,273
410	ConnectOne Bancorp Inc.	6,322
226	CU Bancorp*	4,945
761	Cullen/Frost Bankers Inc.	36,475
368	Customers Bancorp Inc.*	8,335
1,508	CVB Financial Corp.	23,419
417	Eagle Bancorp Inc.*	19,115
61,328	East West Bancorp Inc.	1,838,000
102	Enterprise Bancorp Inc.	2,318
273	Enterprise Financial Services Corp.	7,570
42	Equity Bancshares Inc., Class A Shares*	877
105	Farmers Capital Bank Corp.	2,700
403	FCB Financial Holdings Inc., Class A Shares*	12,094
255	Fidelity Southern Corp.	3,822
189	Financial Institutions Inc.	5,012
1,684	First Bancorp*	4,513
280	First Bancorp	5,177
146	First Bancorp Inc.	2,754
324	First Busey Corp.	6,140
120	First Business Financial Services Inc.	2,533

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 11.9% — (continued)
Banks — 3.4% — (continued)
107	First Citizens BancShares Inc., Class A Shares	$25,052
1,211	First Commonwealth Financial Corp.	10,402
230	First Community Bancshares Inc.	4,163
217	First Connecticut Bancorp Inc.	3,492
834	First Financial Bancorp	13,986
898	First Financial Bankshares Inc.	23,716
143	First Financial Corp.	4,712
3,273	First Horizon National Corp.	39,341
267	First Interstate BancSystem Inc., Class A Shares	7,156
553	First Merchants Corp.	12,271
1,101	First Midwest Bancorp Inc.	18,387
220	First NBC Bank Holding Co.*	5,188
11,292	First Niagara Financial Group Inc.	104,338
163	First of Long Island Corp. (The)	4,538
24,052	First Republic Bank	1,480,160
2,310	FirstMerit Corp.	45,345
404	Flushing Financial Corp.	8,343
2,825	FNB Corp.	34,691
78	Franklin Financial Network Inc.*	2,143
2,468	Fulton Financial Corp.	31,121
182	German American Bancorp Inc.	5,811
1,068	Glacier Bancorp Inc.	25,440
145	Great Southern Bancorp Inc.	5,448
596	Great Western Bancorp Inc.	14,668
219	Green Bancorp Inc.*	1,566
206	Guaranty Bancorp	3,067
508	Hampton Roads Bankshares Inc.*	853
1,082	Hancock Holding Co.	24,962
448	Hanmi Financial Corp.	9,332
265	Heartland Financial USA Inc.	7,791
325	Heritage Commerce Corp.	3,032
403	Heritage Financial Corp.	7,028
327	Heritage Oaks Bancorp	2,374
1,048	Hilltop Holdings Inc.*	17,481
790	Home BancShares Inc.	31,221
263	HomeTrust Bancshares Inc.*	4,631
154	Horizon Bancorp	3,727
60,364	Huntington Bancshares Inc.	528,185
534	IBERIABANK Corp.	25,461
665	Independent Bank Corp.	19,817
132	Independent Bank Group Inc.	3,630
765	International Bancshares Corp.	17,251
4,808	Investors Bancorp Inc.	54,427
523	Lakeland Bancorp Inc.	5,230
220	Lakeland Financial Corp.	9,396
680	LegacyTexas Financial Group Inc.	12,070
64	Live Oak Bancshares Inc.	847
299	MainSource Financial Group Inc.	6,189
1,047	MB Financial Inc.	31,954
235	Mercantile Bank Corp.	5,304
65	Merchants Bancshares Inc.	1,879
106	MidWestOne Financial Group Inc.	2,762
412	National Bank Holdings Corp., Class A Shares	7,968
94	National Bankshares Inc.	3,126
86	National Commerce Corp.*	1,895

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 11.9% — (continued)
Banks — 3.4% — (continued)
1,962	National Penn Bancshares Inc.	$21,837
591	NBT Bancorp Inc.	15,248
498	NewBridge Bancorp	5,443
650	OFG Bancorp	3,783
1,679	Old National Bancorp	18,738
416	Old Second Bancorp Inc.*	2,783
140	Opus Bank	4,516
266	Pacific Continental Corp.	4,107
335	Pacific Premier Bancorp Inc.*	6,884
1,537	PacWest Bancorp	49,461
185	Park National Corp.	15,760
678	Park Sterling Corp.	4,224
215	Peapack Gladstone Financial Corp.	3,565
64	Penns Woods Bancorp Inc.	2,477
258	Peoples Bancorp Inc.	4,603
99	Peoples Financial Services Corp.	3,586
4,278	People’s United Financial Inc.	62,502
60	People’s Utah Bancorp	912
508	Pinnacle Financial Partners Inc.	23,556
1,418	Popular Inc.	37,577
156	Preferred Bank	4,454
1,110	PrivateBancorp Inc.	38,140
979	Prosperity Bancshares Inc.	39,601
163	QCR Holdings Inc.	3,654
573	Renasant Corp.	17,889
131	Republic Bancorp Inc., Class A Shares	3,355
468	S&T Bancorp Inc.	11,803
326	Sandy Spring Bancorp Inc.	8,469
333	Seacoast Banking Corp. of Florida*	4,935
305	ServisFirst Bancshares Inc.	11,148
158	Sierra Bancorp	2,966
10,501	Signature Bank*	1,360,405
427	Simmons First National Corp., Class A Shares	17,588
340	South State Corp.	21,233
345	Southside Bancshares Inc.	8,080
276	Southwest Bancorp Inc.	4,181
485	State Bank Financial Corp.	9,079
1,699	Sterling Bancorp	24,483
198	Stock Yards Bancorp Inc.	7,395
147	Stonegate Bank	4,220
165	Suffolk Bancorp	3,998
113	Sun Bancorp Inc.*	2,348
713	SVB Financial Group*	63,350
1,854	Synovus Financial Corp.	49,298
699	Talmer Bancorp Inc., Class A Shares	11,743
28,950	TCF Financial Corp.	328,293
6,527	Texas Capital Bancshares Inc.*	211,018
204	Tompkins Financial Corp.	11,520
634	Towne Bank	11,051
311	TriCo Bancshares	7,713
296	TriState Capital Holdings Inc.*	3,555
206	Triumph Bancorp Inc.*	2,816
966	Trustmark Corp.	21,136
555	UMB Financial Corp.	27,256
25,904	Umpqua Holdings Corp.	389,596

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 11.9% — (continued)
Banks — 3.4% — (continued)
621	Union Bankshares Corp.	$14,134
970	United Bankshares Inc.	33,989
707	United Community Banks Inc.	12,238
267	Univest Corp. of Pennsylvania	5,097
3,252	Valley National Bancorp	29,268
200	Washington Trust Bancorp Inc.	7,420
1,277	Webster Financial Corp.	42,920
521	WesBanco Inc.	14,729
217	West Bancorporation Inc.	3,811
343	Westamerica Bancorporation	15,432
1,207	Western Alliance Bancorp*	35,872
982	Wilshire Bancorp Inc.	9,663
659	Wintrust Financial Corp.	28,008
350	Yadkin Financial Corp.	7,578
2,763	Zions Bancorporation	58,907

	Total Banks	12,281,977

Capital Markets — 2.3%
517	Artisan Partners Asset Management Inc., Class A Shares	14,672
22	Ashford Inc.*	880
108	Associated Capital Group Inc., Class A Shares*	2,952
149,392	BGC Partners Inc., Class A Shares	1,290,747
340	Calamos Asset Management Inc., Class A Shares	2,880
316	Cohen & Steers Inc.	9,834
1,700	Cowen Group Inc., Class A Shares*	5,763
45	Diamond Hill Investment Group Inc.	7,605
53,313	E*Trade Financial Corp.*	1,250,723
1,673	Eaton Vance Corp.	48,366
1,358	Federated Investors Inc., Class B Shares	35,539
753	Financial Engines Inc.	18,373
111	GAMCO Investors Inc., Class A Shares	3,856
108,500	Greenhill & Co., Inc.	2,502,010
532	HFF Inc., Class A Shares	13,316
194	Houlihan Lokey Inc., Class A Shares	4,959
235	INTL. FCStone Inc.*	6,000
2,093	Janus Capital Group Inc.	27,062
542	KCG Holdings Inc., Class A Shares*	5,729
1,596	Ladenburg Thalmann Financial Services Inc.*	3,719
1,719	Lazard Ltd., Class A Shares	60,474
1,361	Legg Mason Inc.	38,870
1,224	LPL Financial Holdings Inc.	24,762
151	Medley Management Inc., Class A Shares	824
248	Moelis & Co., Class A Shares	6,131
2,730	NorthStar Asset Management Group Inc.	29,839
405	OM Asset Management PLC	4,617
191	Oppenheimer Holdings Inc., Class A Shares	2,705
230	Piper Jaffray Cos.*	9,741
263	Pzena Investment Management Inc., Class A Shares	1,641
27,447	Raymond James Financial Inc.	1,203,276
326	Safeguard Scientifics Inc.*	3,853
31,567	SEI Investments Co.	1,204,912
1,060	Stifel Financial Corp.*	30,698
290	Virtu Financial Inc., Class A Shares	6,470
99	Virtus Investment Partners Inc.	9,089
1,194	Waddell & Reed Financial Inc., Class A Shares	27,963

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 11.9% — (continued)
Capital Markets — 2.3% — (continued)
131	Westwood Holdings Group Inc.	$6,496
35,190	WisdomTree Investments Inc.	417,002
157	ZAIS Group Holdings Inc., Class A Shares*	793

	Total Capital Markets	8,345,141

Consumer Finance — 0.0%
351	Cash America International Inc.	11,825
120	Credit Acceptance Corp.*	23,648
371	Encore Capital Group Inc.*	8,626
405	Enova International Inc.*	2,341
733	EZCORP Inc., Class A Shares*	2,126
391	First Cash Financial Services Inc.	16,488
651	Green Dot Corp., Class A Shares*	13,450
903	LendingClub Corp.*	7,883
343	Nelnet Inc., Class A Shares	12,897
715	OneMain Holdings Inc., Class A Shares*	16,137
682	PRA Group Inc.*	16,641
170	Regional Management Corp.*	2,601
5,812	SLM Corp.*	33,942
104	World Acceptance Corp.*	3,820

	Total Consumer Finance	172,425

Diversified Financial Services — 0.6%
1,193	CBOE Holdings Inc.	74,563
578	FactSet Research Systems Inc.	86,983
1,038	FNFV Group*	10,556
470	GAIN Capital Holdings Inc.	3,398
6,256	MarketAxess Holdings Inc.	741,086
123	Marlin Business Services Corp.	1,699
266	Morningstar Inc.	21,118
1,417	MSCI Inc., Class A Shares	99,927
19,793	Nasdaq Inc.	1,252,699
349	NewStar Financial Inc.*	2,394
169	On Deck Capital Inc.*	1,132
328	PICO Holdings Inc.*	2,804
244	Resource America Inc., Class A Shares	1,096
448	Tiptree Financial Inc., Class A Shares	2,746

	Total Diversified Financial Services	2,302,201

Insurance — 2.5%
223	Alleghany Corp.*	103,468
1,450	Allied World Assurance Co. Holdings AG	46,966
1,004	American Financial Group Inc.	67,348
148	American National Insurance Co.	15,047
303	AMERISAFE Inc.	15,605
1,200	AmTrust Financial Services Inc.	29,340
15,306	Aon PLC	1,458,509
1,783	Arch Capital Group Ltd.*	121,137
439	Argo Group International Holdings Ltd.	24,465
2,325	Arthur J. Gallagher & Co.	92,651
938	Aspen Insurance Holdings Ltd.	41,919
992	Assurant Inc.	70,531
1,960	Assured Guaranty Ltd.	48,628
195	Atlas Financial Holdings Inc.*	3,504
1,488	Axis Capital Holdings Ltd.	79,920

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 11.9% — (continued)
Insurance — 2.5% — (continued)
222	Baldwin & Lyons Inc., Class B Shares	$5,406
1,611	Brown & Brown Inc.	52,051
776	Citizens Inc., Class A Shares*	5,448
62,270	CNO Financial Group Inc.	1,085,366
421	Crawford & Co., Class B Shares	2,071
270	Donegal Group Inc., Class A Shares	3,958
259	eHealth Inc.*	2,613
195	EMC Insurance Group Inc.	4,696
434	Employers Holdings Inc.	12,048
929	Endurance Specialty Holdings Ltd.	57,849
144	Enstar Group Ltd.*	22,759
376	Erie Indemnity Co., Class A Shares	35,348
625	Everest Re Group Ltd.	116,331
172	FBL Financial Group Inc., Class A Shares	9,892
228	Federated National Holding Co.	5,449
236	Fidelity & Guaranty Life	5,846
1,593	First American Financial Corp.	58,989
205	Global Indemnity PLC, Class A Shares*	5,752
466	Greenlight Capital Re Ltd., Class A Shares*	9,972
312	Hallmark Financial Services Inc.*	3,114
666	Hanover Insurance Group Inc. (The)	55,245
153	HCI Group Inc.	5,376
396	Heritage Insurance Holdings Inc.	7,730
572	Horace Mann Educators Corp.	17,623
176	Independence Holding Co.	2,865
212	James River Group Holdings Ltd.	6,197
685	Kemper Corp.	18,413
181,369	Maiden Holdings Ltd.	2,170,987
1,995	MBIA Inc.*	13,686
104,143	National Interstate Corp.	2,318,223
41	National Western Life Group Inc., Class A Shares	8,799
199	Navigators Group Inc. (The)*	16,115
3,795	Old Republic International Corp.	67,551
536	OneBeacon Insurance Group Ltd., Class A Shares	6,920
703	PartnerRe Ltd.	98,610
143	Patriot National Inc.*	603
727	Primerica Inc.	30,672
855	ProAssurance Corp.	42,160
957	Reinsurance Group of America Inc., Class A Shares	86,226
644	RenaissanceRe Holdings Ltd.	72,901
212	Safety Insurance Group Inc.	11,726
603	StanCorp Financial Group Inc.	69,285
265	State Auto Financial Corp.	5,703
527	State National Cos., Inc.	5,939
1,339	Third Point Reinsurance Ltd.*	14,796
1,810	Torchmark Corp.	92,708
331	United Fire Group Inc.	13,346
275	United Insurance Holdings Corp.	5,365
434	Universal Insurance Holdings Inc.	8,472
1,257	Validus Holdings Ltd.	56,452
83	White Mountains Insurance Group Ltd.	63,649
1,440	WR Berkley Corp.	74,160

	Total Insurance	9,192,499

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 11.9% — (continued)
Real Estate Investment Trusts (REITs) — 2.6%
972	Acadia Realty Trust	$32,125
429	AG Mortgage Investment Trust Inc.	5,290
289	Agree Realty Corp.	10,707
30	Alexander’s Inc.	11,545
994	Alexandria Real Estate Equities Inc.	78,685
822	Altisource Residential Corp.	7,710
516	American Assets Trust Inc.	19,138
1,583	American Campus Communities Inc.	69,288
728	American Capital Mortgage Investment Corp.	10,061
2,335	American Homes 4 Rent, Class A Shares	32,690
443	American Residential Properties Inc.	7,039
1,485	Anworth Mortgage Asset Corp.	6,979
2,181	Apartment Investment & Management Co., Class A Shares	79,846
819	Apollo Commercial Real Estate Finance Inc.	12,654
441	Apollo Residential Mortgage Inc.	5,689
2,481	Apple Hospitality REIT Inc.	47,164
399	Ares Commercial Real Estate Corp.	3,890
436	Armada Hoffler Properties Inc.	4,635
590	ARMOUR Residential REIT Inc.	11,358
69,484	Ashford Hospitality Prime Inc.	683,028
312,354	Ashford Hospitality Trust Inc.	1,727,318
269	Bluerock Residential Growth REIT Inc., Class A Shares	2,760
2,522	Brandywine Realty Trust	31,046
2,410	Brixmor Property Group Inc.	56,466
1,207	Camden Property Trust	90,211
1,376	Capstead Mortgage Corp.	13,361
674	CareTrust REIT Inc.	7,677
530	CatchMark Timber Trust Inc., Class A Shares	5,645
2,328	CBL & Associates Properties Inc.	26,842
1,204	Cedar Realty Trust Inc.	8,223
529	Chatham Lodging Trust	10,612
839	Chesapeake Lodging Trust	21,319
2,703	Chimera Investment Corp.	35,220
1,574	Colony Capital Inc., Class A Shares	25,814
552	Colony Starwood Homes	12,122
1,750	Columbia Property Trust Inc.	35,473
11,336	Communications Sales & Leasing Inc.	213,684
179	CorEnergy Infrastructure Trust Inc.	2,365
335	CoreSite Realty Corp.	21,594
1,324	Corporate Office Properties Trust	30,982
1,653	Corrections Corp. of America	47,821
3,022	Cousins Properties Inc.	26,171
2,325	CubeSmart	69,517
916	CyrusOne Inc.	36,310
2,249	CYS Investments Inc.	17,632
1,249	DCT Industrial Trust Inc.	45,201
4,200	DDR Corp.	70,266
2,834	DiamondRock Hospitality Co.	25,223
1,995	Douglas Emmett Inc.	53,546
4,756	Duke Realty Corp.	98,354
886	DuPont Fabros Technology Inc.	31,586
724	Dynex Capital Inc.	4,597
190	Easterly Government Properties Inc.	3,249
450	EastGroup Properties Inc.	24,403
887	Education Realty Trust Inc.	35,170

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 11.9% — (continued)
Real Estate Investment Trusts (REITs) — 2.6% — (continued)
1,569	Empire State Realty Trust Inc., Class A Shares	$24,602
809	EPR Properties	50,344
1,801	Equity Commonwealth*	47,961
1,167	Equity LifeStyle Properties Inc.	81,877
1,130	Equity One Inc.	30,973
1,726	Extra Space Storage Inc.	141,791
957	Federal Realty Investment Trust	141,693
1,943	FelCor Lodging Trust Inc.	14,378
1,553	First Industrial Realty Trust Inc.	33,421
803	First Potomac Realty Trust	6,793
3,022	Forest City Realty Trust Inc., Class A Shares*	56,360
1,237	Franklin Street Properties Corp.	11,764
1,247	Gaming and Leisure Properties Inc.	32,659
1,020	GEO Group Inc. (The)	29,621
357	Getty Realty Corp.	6,494
306	Gladstone Commercial Corp.	4,553
5,864	Gramercy Property Trust	44,273
90	Great Ajax Corp.	895
532	Hannon Armstrong Sustainable Infrastructure Capital Inc.	9,369
1,380	Hatteras Financial Corp.	18,975
1,435	Healthcare Realty Trust Inc.	41,629
1,768	Healthcare Trust of America Inc., Class A Shares	49,168
634	Hersha Hospitality Trust, Class A Shares	12,762
1,314	Highwoods Properties Inc.	57,225
2,086	Hospitality Properties Trust	50,648
57,702	Host Hotels & Resorts Inc.	883,418
1,042	Hudson Pacific Properties Inc.	26,571
482	Independence Realty Trust Inc.	3,099
310	InfraREIT Inc.	6,547
1,235	Inland Real Estate Corp.	13,091
1,771	Invesco Mortgage Capital Inc.	20,030
1,710	Investors Real Estate Trust	10,499
2,908	Iron Mountain Inc.	85,437
1,171	iStar Inc.*	9,907
1,196	Kilroy Realty Corp.	64,907
1,171	Kite Realty Group Trust	31,523
535	Ladder Capital Corp., Class A Shares	5,532
1,098	Lamar Advertising Co., Class A Shares	62,729
1,587	LaSalle Hotel Properties	38,643
2,900	Lexington Realty Trust	22,446
2,074	Liberty Property Trust	59,897
513	LTC Properties Inc.	22,798
1,241	Mack-Cali Realty Corp.	24,696
3,233	Medical Properties Trust Inc.	37,406
5,259	MFA Financial Inc.	35,814
1,040	Mid-America Apartment Communities Inc.	93,538
856	Monmouth Real Estate Investment Corp.	9,484
2,367	Monogram Residential Trust Inc.	21,492
13,857	National Health Investors Inc.	871,744
1,900	National Retail Properties Inc.	83,562
323	National Storage Affiliates Trust	5,843
3,249	New Residential Investment Corp.	38,046
1,196	New Senior Investment Group Inc.	11,589
1,584	New York Mortgage Trust Inc.	6,621
2,284	New York REIT Inc.	21,926

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 11.9% — (continued)
Real Estate Investment Trusts (REITs) — 2.6% — (continued)
263	NexPoint Residential Trust Inc.	$3,114
845	NorthStar Realty Europe Corp.	8,247
2,505	NorthStar Realty Finance Corp.	31,287
2,552	Omega Healthcare Investors Inc.	81,817
178	One Liberty Properties Inc.	3,779
323	Orchid Island Capital Inc., Class A Shares	3,107
1,892	Outfront Media Inc.	38,691
2,493	Paramount Group Inc.	37,694
1,170	Parkway Properties Inc.	15,666
1,012	Pebblebrook Hotel Trust	27,486
985	Pennsylvania Real Estate Investment Trust	18,873
1,230	Physicians Realty Trust	21,131
2,027	Piedmont Office Realty Trust Inc., Class A Shares	37,236
766	Post Properties Inc.	42,689
577	Potlatch Corp.	15,256
306	Preferred Apartment Communities Inc., Class A Shares	3,703
273	PS Business Parks Inc.	25,064
399	QTS Realty Trust Inc., Class A Shares	17,763
1,253	RAIT Financial Trust	3,283
1,126	Ramco-Gershenson Properties Trust	18,917
1,743	Rayonier Inc.	38,050
1,213	Redwood Trust Inc.	14,423
1,322	Regency Centers Corp.	93,307
458	Resource Capital Corp.	5,079
1,397	Retail Opportunity Investments Corp.	25,677
3,326	Retail Properties of America Inc., Class A Shares	48,859
776	Rexford Industrial Realty Inc.	13,076
1,860	RLJ Lodging Trust	39,004
510	Rouse Properties Inc.	9,302
623	Ryman Hospitality Properties Inc.	29,823
894	Sabra Healthcare REIT Inc.	17,804
134	Saul Centers Inc.	6,563
907	Select Income REIT	18,702
3,279	Senior Housing Properties Trust	51,185
514	Silver Bay Realty Trust Corp.	7,068
503	Sovran Self Storage Inc.	53,539
6,277	Spirit Realty Capital Inc.	67,101
917	STAG Industrial Inc.	16,103
3,307	Starwood Property Trust Inc.	58,005
578	STORE Capital Corp.	13,959
1,294	Summit Hotel Properties Inc.	13,988
714	Sun Communities Inc.	48,216
2,915	Sunstone Hotel Investors Inc.	37,603
1,350	Tanger Factory Outlet Centers Inc.	43,308
871	Taubman Centers Inc.	61,684
591	Terreno Realty Corp.	13,085
5,171	Two Harbors Investment Corp.	40,075
317	UMH Properties Inc.	2,977
1,275	Urban Edge Properties	31,008
954	Washington Real Estate Investment Trust	24,680
1,735	Weingarten Realty Investors	61,124
644	Western Asset Mortgage Capital Corp.	6,962
381	Whitestone REIT, Class B Shares	4,275
1,444	WP Carey Inc.	81,860
2,592	WP Glimcher Inc.	22,395

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 11.9% — (continued)
Real Estate Investment Trusts (REITs) — 2.6% — (continued)
1,588	Xenia Hotels & Resorts Inc.	$24,328

	Total Real Estate Investment Trusts (REITs)	9,335,364

Real Estate Management & Development — 0.4%
684	Alexander & Baldwin Inc.	22,928
189	Altisource Portfolio Solutions SA*	5,058
176	AV Homes Inc.*	1,757
49,166	CBRE Group Inc., Class A Shares*	1,249,308
64	Consolidated-Tomoka Land Co.	3,070
468	Forestar Group Inc.*	4,563
89	FRP Holdings Inc.*	3,021
547	Howard Hughes Corp. (The)*	50,756
591	Jones Lang LaSalle Inc.	60,323
1,268	Kennedy-Wilson Holdings Inc.	24,117
201	Marcus & Millichap Inc.*	4,480
166	RE/MAX Holdings Inc., Class A Shares	5,322
2,001	Realogy Holdings Corp.*	63,972
97	RMR Group Inc. (The), Class A Shares*	2,188
189	Tejon Ranch Co.*	3,326

	Total Real Estate Management & Development	1,504,189

Thrifts & Mortgage Finance — 0.1%
110	Anchor Bancorp Wisconsin Inc.*	4,594
1,270	Astoria Financial Corp.	18,910
632	Bank Mutual Corp.	4,721
246	BankFinancial Corp.	2,962
196	Bear State Financial Inc.*	1,801
1,167	Beneficial Bancorp Inc.*	14,926
797	BofI Holding Inc.*	14,768
109	BSB Bancorp Inc.*	2,386
1,964	Capitol Federal Financial Inc.	24,687
197	Charter Financial Corp.	2,701
333	Clifton Bancorp Inc.	4,915
421	Dime Community Bancshares Inc.	7,170
758	Essent Group Ltd.*	14,592
1,362	EverBank Financial Corp.	17,733
142	Federal Agricultural Mortgage Corp., Class C Shares	4,608
128	First Defiance Financial Corp.	5,016
293	Flagstar Bancorp Inc.*	5,626
148	Fox Chase Bancorp Inc.	2,837
17	Hingham Institution for Savings	1,997
317	HomeStreet Inc.*	6,330
145	Impac Mortgage Holdings Inc.*	1,939
1,335	Kearny Financial Corp.	15,980
83	LendingTree Inc.*	7,335
794	Meridian Bancorp Inc.	10,949
106	Meta Financial Group Inc.	4,387
4,862	MGIC Investment Corp.*	33,256
563	Nationstar Mortgage Holdings Inc.*	6,655
833	NMI Holdings Inc., Class A Shares*	4,248
666	Northfield Bancorp Inc.	10,463
1,441	Northwest Bancshares Inc.	18,142
182	OceanFirst Financial Corp.	3,092
1,475	Ocwen Financial Corp.*	5,590
627	Oritani Financial Corp.	10,609

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS — 11.9% — (continued)
Thrifts & Mortgage Finance — 0.1% — (continued)
655	PHH Corp.*	$5,941
944	Provident Financial Services Inc.	17,549
2,739	Radian Group Inc.	29,581
232	Stonegate Mortgage Corp.*	1,086
111	Territorial Bancorp Inc.	2,856
895	TFS Financial Corp.	15,126
1,328	TrustCo Bank Corp. NY	7,663
690	United Community Financial Corp.	4,071
719	United Financial Bancorp Inc.	8,326
360	Walker & Dunlop Inc.*	8,323
534	Walter Investment Management Corp.*	4,005
1,362	Washington Federal Inc.	28,861
351	Waterstone Financial Inc.	4,956
441	WSFS Financial Corp.	13,362

	Total Thrifts & Mortgage Finance	447,631

	TOTAL FINANCIALS	43,581,427

HEALTH CARE — 13.8%
Biotechnology — 3.3%
352	Abeona Therapeutics Inc.*	788
43,914	ACADIA Pharmaceuticals Inc.*	757,956
351	Acceleron Pharma Inc.*	8,894
1,612	Achillion Pharmaceuticals Inc.*	11,913
594	Acorda Therapeutics Inc.*	19,430
173	Adamas Pharmaceuticals Inc.*	2,214
124	Aduro Biotech Inc.*	1,805
436	Advaxis Inc.*	2,381
340	Aegerion Pharmaceuticals Inc.*	1,918
271	Affimed NV*	864
1,071	Agenus Inc.*	2,967
360	Agios Pharmaceuticals Inc.*	13,806
168	Aimmune Therapeutics Inc.*	2,688
454	Akebia Therapeutics Inc.*	3,314
332	Alder Biopharmaceuticals Inc.*	6,305
10,650	Alkermes PLC*	343,676
75,697	AMAG Pharmaceuticals Inc.*	1,989,317
1,554	Amicus Therapeutics Inc.*	9,573
17,316	Anacor Pharmaceuticals Inc.*	1,104,414
580	Anthera Pharmaceuticals Inc.*	1,757
120	Applied Genetic Technologies Corp.*	1,592
310	Ardelyx Inc.*	2,995
3,353	Arena Pharmaceuticals Inc.*	4,996
366,320	ARIAD Pharmaceuticals Inc.*	2,000,107
2,086	Array Biopharma Inc.*	5,236
803	Arrowhead Research Corp.*	3,132
236	Asterias Biotherapeutics Inc.*	1,012
239	Atara Biotherapeutics Inc.*	3,929
278	Avalanche Biotechnologies Inc.*	1,423
197	Axovant Sciences Ltd.*	2,484
108	Bellicum Pharmaceuticals Inc.*	974
977	BioCryst Pharmaceuticals Inc.*	1,944
4,521	BioMarin Pharmaceutical Inc.*	370,134
71	BioSpecifics Technologies Corp.*	2,521
750	BioTime Inc.*	1,725

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 13.8% — (continued)
Biotechnology — 3.3% — (continued)
492	Bluebird Bio Inc.*	$22,740
126	Blueprint Medicines Corp.*	2,184
150	Calithera Biosciences Inc.*	891
287	Cara Therapeutics Inc.*	1,412
1,163	Catalyst Pharmaceuticals Inc.*	1,221
1,388	Celldex Therapeutics Inc.*	9,438
132	Cellular Biomedicine Group Inc.*	2,289
960	Cepheid*	28,493
406	ChemoCentryx Inc.*	1,336
105	Chiasma Inc.*	1,036
1,083	Chimerix Inc.*	4,993
79	Cidara Therapeutics Inc.*	792
25,816	Clovis Oncology Inc.*	480,694
332	Coherus Biosciences Inc.*	4,711
210	Concert Pharmaceuticals Inc.*	2,701
497	CorMedix Inc.*	780
2,874	CTI BioPharma Corp.*	1,557
1,540	Curis Inc.*	2,110
488	Cytokinetics Inc.*	3,074
106	CytomX Therapeutics Inc.*	1,367
914	CytRx Corp.*	2,413
216	Dicerna Pharmaceuticals Inc.*	1,071
114	Dimension Therapeutics Inc.*	767
517	Dynavax Technologies Corp.*	8,334
134	Eagle Pharmaceuticals Inc.*	8,494
124	Edge Therapeutics Inc.*	888
424	Emergent BioSolutions Inc.*	14,344
220	Enanta Pharmaceuticals Inc.*	6,246
560	Epizyme Inc.*	4,922
184	Esperion Therapeutics Inc.*	2,740
1,300	Exact Sciences Corp.*	6,539
3,162	Exelixis Inc.*	11,510
379	Fibrocell Science Inc.*	857
687	FibroGen Inc.*	11,906
316	Five Prime Therapeutics Inc.*	10,292
193	Flexion Therapeutics Inc.*	1,825
160	Foundation Medicine Inc.*	2,373
2,523	Galena Biopharma Inc.*	2,094
315	Genocea Biosciences Inc.*	1,235
248	Genomic Health Inc.*	6,307
2,194	Geron Corp.*	5,288
100	Global Blood Therapeutics Inc.*	1,493
1,516	Halozyme Therapeutics Inc.*	12,325
381	Heron Therapeutics Inc.*	6,050
1,208	Idera Pharmaceuticals Inc.*	2,150
288	Ignyta Inc.*	1,840
176	Immune Design Corp.*	1,762
1,218	ImmunoGen Inc.*	8,867
1,399	Immunomedics Inc.*	3,162
6,483	Incyte Corp.*	476,501
696	Infinity Pharmaceuticals Inc.*	4,023
975	Inovio Pharmaceuticals Inc.*	6,143
834	Insmed Inc.*	10,200
345	Insys Therapeutics Inc.*	6,031
236	Intercept Pharmaceuticals Inc.*	26,286

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 13.8% — (continued)
Biotechnology — 3.3% — (continued)
682	Intrexon Corp.*	$21,108
113	Invitae Corp.*	975
1,690	Ionis Pharmaceuticals Inc.*	58,406
1,723	Ironwood Pharmaceuticals Inc., Class A Shares*	16,627
178	Juno Therapeutics Inc.*	6,260
318	Karyopharm Therapeutics Inc.*	1,876
1,478	Keryx Biopharmaceuticals Inc.*	5,942
470	Kite Pharma Inc.*	21,018
192	La Jolla Pharmaceutical Co.*	2,955
573	Lexicon Pharmaceuticals Inc.*	5,352
238	Ligand Pharmaceuticals Inc.*	21,963
623	Lion Biotechnologies Inc.*	3,476
124	Loxo Oncology Inc.*	2,330
440	MacroGenics Inc.*	7,031
3,430	MannKind Corp.*	3,533
310	Medgenics Inc.*	1,280
13,567	Medivation Inc.*	485,292
235,832	Merrimack Pharmaceuticals Inc.*	1,365,467
1,478	MiMedx Group Inc.*	12,164
149	Mirati Therapeutics Inc.*	3,142
798	Momenta Pharmaceuticals Inc.*	6,707
968	Myriad Genetics Inc.*	33,880
111	NantKwest Inc.*	764
131	Natera Inc.*	884
2,022	Navidea Biopharmaceuticals Inc.*	2,001
44,711	Neurocrine Biosciences Inc.*	1,644,471
286	NewLink Genetics Corp.*	6,017
712	Northwest Biotherapeutics Inc.*	1,310
3,794	Novavax Inc.*	16,542
238	OncoMed Pharmaceuticals Inc.*	2,268
1,355	Oncothyreon Inc.*	1,342
324	Ophthotech Corp.*	14,593
4,090	OPKO Health Inc.*	38,037
1,432	Orexigen Therapeutics Inc.*	1,017
1,163	Organovo Holdings Inc.*	2,617
266	Osiris Therapeutics Inc.*	1,899
255	Otonomy Inc.*	3,231
312	OvaScience Inc.*	1,732
2,449	PDL BioPharma Inc.	7,372
3,036	Peregrine Pharmaceuticals Inc.*	1,215
229	Pfenex Inc.*	1,635
692	Portola Pharmaceuticals Inc.*	19,494
992	Progenics Pharmaceuticals Inc.*	4,375
146	Proteon Therapeutics Inc.*	785
471	Prothena Corp. PLC*	14,997
486	PTC Therapeutics Inc.*	3,878
348	Puma Biotechnology Inc.*	15,583
371	Radius Health Inc.*	10,870
1,049	Raptor Pharmaceutical Corp.*	3,630
103	REGENXBIO Inc.*	1,249
411	Regulus Therapeutics Inc.*	2,700
436	Repligen Corp.*	11,218
488	Retrophin Inc.*	6,944
1,250	Rigel Pharmaceuticals Inc.*	2,838

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 13.8% — (continued)
Biotechnology — 3.3% — (continued)
212	Sage Therapeutics Inc.*	$6,233
922	Sangamo BioSciences Inc.*	4,831
585	Sarepta Therapeutics Inc.*	8,020
1,475	Seattle Genetics Inc.*	44,530
121	Seres Therapeutics Inc.*	2,796
394	Sorrento Therapeutics Inc.*	2,380
127	Spark Therapeutics Inc.*	4,046
941	Spectrum Pharmaceuticals Inc.*	4,253
208	Stemline Therapeutics Inc.*	1,000
1,364	Synergy Pharmaceuticals Inc.*	4,256
136	T2 Biosystems Inc.*	1,087
330	TESARO Inc.*	13,352
495	TG Therapeutics Inc.*	4,123
140	Tokai Pharmaceuticals Inc.*	892
365	Trevena Inc.*	3,055
396	Trovagene Inc.*	2,039
536	Ultragenyx Pharmaceutical Inc.*	32,691
644	United Therapeutics Corp.*	78,529
577	Vanda Pharmaceuticals Inc.*	4,529
734	Verastem Inc.*	822
333	Versartis Inc.*	2,188
177	Vitae Pharmaceuticals Inc.*	1,598
279	Vital Therapies Inc.*	2,316
88	Voyager Therapeutics Inc.*	842
134	vTv Therapeutics Inc., Class A Shares*	765
114	XBiotech Inc.*	873
398	Xencor Inc.*	4,378
1,323	XOMA Corp.*	1,005
241	Zafgen Inc.*	1,509
1,553	ZIOPHARM Oncology Inc.*	12,207

	Total Biotechnology	12,126,718

Health Care Equipment & Supplies — 5.2%
315	Abaxis Inc.	12,354
579	ABIOMED Inc.*	46,326
42,957	Accuray Inc.*	216,933
1,188	Alere Inc.*	63,320
1,114	Align Technology Inc.*	73,557
170	Analogic Corp.	12,747
356	AngioDynamics Inc.*	3,870
206	Anika Therapeutics Inc.*	9,297
2,220	Antares Pharma Inc.*	2,131
390	AtriCure Inc.*	6,462
19	Atrion Corp.	7,139
9,061	Becton Dickinson and Co.	1,336,044
476	Cantel Medical Corp.	30,288
456	Cardiovascular Systems Inc.*	3,812
1,401	Cerus Corp.*	6,865
145	ConforMIS Inc.*	1,321
393	CONMED Corp.	15,618
8,271	Cooper Cos., Inc. (The)	1,182,422
6,642	CR Bard Inc.	1,277,788
349	CryoLife Inc.	3,738
174	Cutera Inc.*	2,058
309	Cynosure Inc., Class A Shares*	12,567

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 13.8% — (continued)
Health Care Equipment & Supplies — 5.2% — (continued)
1,948	DENTSPLY International Inc.	$118,750
6,127	DexCom Inc.*	398,623
1,008	Endologix Inc.*	8,689
76	Entellus Medical Inc.*	1,217
146	Exactech Inc.*	2,723
528	GenMark Diagnostics Inc.*	2,614
98	Glaukos Corp.*	1,613
962	Globus Medical Inc., Class A Shares*	23,377
365	Greatbatch Inc.*	13,797
738	Haemonetics Corp.*	23,675
656	Halyard Health Inc.*	16,741
240	HeartWare International Inc.*	7,670
792	Hill-Rom Holdings Inc.	36,709
22,232	Hologic Inc.*	769,894
202	ICU Medical Inc.*	18,564
1,311	IDEXX Laboratories Inc.*	95,913
216	Inogen Inc.*	7,383
778	Insulet Corp.*	23,838
41,192	Integra LifeSciences Holdings Corp.*	2,527,541
175,753	Invacare Corp.	2,128,369
375	InVivo Therapeutics Holdings Corp.*	1,759
113	Invuity Inc.*	828
55	iRadimed Corp.*	981
253	K2M Group Holdings Inc.*	2,996
428	Lantheus Holdings Inc.*	907
362	LDR Holding Corp.*	7,512
171	LeMaitre Vascular Inc.	2,519
613	LivaNova PLC*	34,598
61,149	Masimo Corp.*	2,313,878
578	Meridian Bioscience Inc.	11,647
657	Merit Medical Systems Inc.*	12,358
464	Natus Medical Inc.*	16,852
537	Neogen Corp.*	26,447
234	Nevro Corp.*	13,478
116	Novocure Ltd.*	1,356
679	NuVasive Inc.*	28,382
890	NxStage Medical Inc.*	13,261
794	OraSure Technologies Inc.*	5,328
262	Orthofix International NV*	10,063
270	Oxford Immunotec Global PLC*	2,589
65	Penumbra Inc.*	3,030
381	Quidel Corp.*	5,970
1,964	ResMed Inc.	111,771
725	Rockwell Medical Inc.*	6,960
809	RTI Surgical Inc.*	2,832
118	SeaSpine Holdings Corp.*	1,487
165	Second Sight Medical Products Inc.*	845
124	Sientra Inc.*	868
774	Sirona Dental Systems Inc.*	85,117
585	Spectranetics Corp. (The)*	8,295
533	STAAR Surgical Co.*	3,321
52,893	STERIS PLC	3,402,078
179	SurModics Inc.*	3,340
82,846	Tandem Diabetes Care Inc.*	740,643
590	Teleflex Inc.	84,264

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 13.8% — (continued)
Health Care Equipment & Supplies — 5.2% — (continued)
702	TransEnterix Inc.*	$2,253
1,443	Unilife Corp.*	1,214
49	Utah Medical Products Inc.	2,903
243	Vascular Solutions Inc.*	7,305
176	Veracyte Inc.*	1,162
1,005	West Pharmaceutical Services Inc.	62,330
85,033	Wright Medical Group NV*	1,453,214
427	Zeltiq Aesthetics Inc.*	9,834

	Total Health Care Equipment & Supplies	19,063,132

Health Care Providers & Services — 1.6%
115	AAC Holdings Inc.*	2,346
821	Acadia Healthcare Co., Inc.*	45,492
399	Aceto Corp.	8,559
96	Addus HomeCare Corp.*	2,179
86	Adeptus Health Inc., Class A Shares*	4,895
539	Air Methods Corp.*	19,582
123	Alliance HealthCare Services Inc.*	879
109	Almost Family Inc.*	4,116
393	Amedisys Inc.*	14,439
656	AMN Healthcare Services Inc.*	18,650
17,177	Amsurg Corp.*	1,168,895
1,023	BioScrip Inc.*	2,210
369	BioTelemetry Inc.*	4,450
2,538	Brookdale Senior Living Inc.*	36,471
409	Capital Senior Living Corp.*	6,986
1,601	Centene Corp.*	91,193
239	Chemed Corp.	30,711
171	Civitas Solutions Inc.*	3,162
1,665	Community Health Systems Inc.*	25,175
123	CorVel Corp.*	5,103
449	Cross Country Healthcare Inc.*	5,572
504	Diplomat Pharmacy Inc.*	17,952
709	Ensign Group Inc. (The)	14,542
2,516	Envision Healthcare Holdings Inc.*	55,327
593	ExamWorks Group Inc.*	17,256
654	Five Star Quality Care Inc.*	1,550
550	Genesis Healthcare Inc., Class A Shares*	979
507	Hanger Inc.*	1,262
1,061	Health Net Inc.*	66,015
516	HealthEquity Inc.*	10,743
1,251	HealthSouth Corp.	44,073
442	Healthways Inc.*	4,654
4,251	Humana Inc.	752,299
1,202	Kindred Healthcare Inc.	12,633
132	Landauer Inc.	3,837
185	LHC Group Inc.*	6,592
603	LifePoint Health Inc.*	37,603
11,504	MEDNAX Inc.*	771,228
532	Molina Healthcare Inc.*	33,005
146	National HealthCare Corp.	9,363
141	National Research Corp., Class A Shares	2,111
487	Nobilis Health Corp.*	1,388
875	Owens & Minor Inc.	34,484
1,185	Patterson Cos., Inc.	51,476

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 13.8% — (continued)
Health Care Providers & Services — 1.6% — (continued)
424	PharMerica Corp.*	$9,799
539	Premier Inc., Class A Shares*	17,528
195	Providence Service Corp. (The)*	9,264
521	RadNet Inc.*	2,970
1,483	Select Medical Holdings Corp.	14,519
230	Surgery Partners Inc.*	3,020
316	Surgical Care Affiliates Inc.*	12,807
38,323	Team Health Holdings Inc.*	1,708,056
143	Teladoc Inc.*	1,978
1,316	Tenet Healthcare Corp.*	32,663
343	Triple-S Management Corp., Class B Shares*	8,993
238	Trupanion Inc.*	2,161
719	Universal American Corp.	4,803
4,370	Universal Health Services Inc., Class B Shares	482,317
179	US Physical Therapy Inc.	9,074
1,160	VCA Inc.*	59,195
564	WellCare Health Plans Inc.*	50,687

	Total Health Care Providers & Services	5,881,271

Health Care Technology — 0.3%
36,937	Allscripts Healthcare Solutions Inc.*	462,451
536	athenahealth Inc.*	69,182
470	Castlight Health Inc., Class B Shares*	1,560
8,619	Cerner Corp.*	440,086
156	Computer Programs & Systems Inc.	8,839
197	Evolent Health Inc., Class A Shares*	1,980
346	HealthStream Inc.*	7,152
1,227	HMS Holdings Corp.*	16,160
123	Imprivata Inc.*	1,419
367	Inovalon Holdings Inc., Class A Shares*	6,309
788	Medidata Solutions Inc.*	27,186
503	Omnicell Inc.*	13,767
152	Press Ganey Holdings Inc.*	4,010
697	Quality Systems Inc.	10,838
981	Veeva Systems Inc., Class A Shares*	23,829
351	Vocera Communications Inc.*	4,861

	Total Health Care Technology	1,099,629

Life Sciences Tools & Services — 2.2%
351	Accelerate Diagnostics Inc.*	4,223
1,086	Affymetrix Inc.*	15,247
29,240	Agilent Technologies Inc.	1,092,114
362	Albany Molecular Research Inc.*	5,336
287	Bio-Rad Laboratories Inc., Class A Shares*	38,642
520	Bio-Techne Corp.	44,637
44,850	Bruker Corp.	1,165,203
450	Cambrex Corp.*	17,356
10,369	Charles River Laboratories International Inc.*	761,396
11,589	Fluidigm Corp.*	76,835
476	Harvard Bioscience Inc.*	1,309
37,145	ICON PLC, ADR*	2,643,238
3,021	Illumina Inc.*	453,875
188	INC Research Holdings Inc., Class A Shares*	7,460
583	Luminex Corp.*	10,890
389	Mettler-Toledo International Inc.*	122,500

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 13.8% — (continued)
Life Sciences Tools & Services — 2.2% — (continued)
170	NanoString Technologies Inc.*	$2,047
773	NeoGenomics Inc.*	4,924
779	Pacific Biosciences of California Inc.*	6,458
20,893	PAREXEL International Corp.*	1,226,210
1,560	PerkinElmer Inc.	73,726
280	PRA Health Sciences Inc.*	12,088
3,217	QIAGEN NV*	67,911
1,137	Quintiles Transnational Holdings Inc.*	71,301
1,645	Sequenom Inc.*	2,418
416	VWR Corp.*	10,150

	Total Life Sciences Tools & Services	7,937,494

Pharmaceuticals — 1.2%
81	Aclaris Therapeutics Inc.*	1,486
313	Aerie Pharmaceuticals Inc.*	5,271
162	Agile Therapeutics Inc.*	933
1,074	Akorn Inc.*	28,558
458	Alimera Sciences Inc.*	985
463	Amphastar Pharmaceuticals Inc.*	4,875
109	ANI Pharmaceuticals Inc.*	3,604
413	Aralez Pharmaceuticals Inc.*	2,342
412	Aratana Therapeutics Inc.*	1,347
225	Assembly Biosciences Inc.*	1,022
667	BioDelivery Sciences International Inc.*	2,588
263,220	Cardiome Pharma Corp.*	1,374,008
1,185	Catalent Inc.*	28,760
516	Cempra Inc.*	8,684
113	Collegium Pharmaceutical Inc.*	1,971
869	Corcept Therapeutics Inc.*	3,320
154	Corium International Inc.*	705
208	Dermira Inc.*	4,796
1,708	Durect Corp.*	1,930
561	Endocyte Inc.*	1,689
121	Flex Pharma Inc.*	899
360	Foamix Pharmaceuticals Ltd.*	2,063
89	Heska Corp.*	2,898
1,044	Impax Laboratories Inc.*	34,128
1,307	Innoviva Inc.	15,318
250	Intersect ENT Inc.*	4,520
355	Intra-Cellular Therapies Inc., Class A Shares*	9,983
376	Lannett Co Inc.*	9,460
923	Medicines Co. (The)*	29,684
116	MyoKardia Inc.*	824
1,851	Nektar Therapeutics*	20,676
88	Neos Therapeutics Inc.*	872
226	Ocular Therapeutix Inc.*	1,779
523	Omeros Corp.*	5,303
28,010	Pacira Pharmaceuticals Inc.*	1,456,800
173	Paratek Pharmaceuticals Inc.*	2,643
700	Pernix Therapeutics Holdings Inc.*	1,540
9,341	Perrigo Co. PLC	1,179,301
261	Phibro Animal Health Corp., Class A Shares	7,219
745	Prestige Brands Holdings Inc.*	36,431
471	Relypsa Inc.*	6,245
259	Revance Therapeutics Inc.*	4,580

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE — 13.8% — (continued)
Pharmaceuticals — 1.2% — (continued)
320	Sagent Pharmaceuticals Inc.*	$4,538
699	SciClone Pharmaceuticals Inc.*	6,934
362	Sucampo Pharmaceuticals Inc., Class A Shares*	4,760
496	Supernus Pharmaceuticals Inc.*	6,220
621	Teligent Inc.*	3,633
533	Tetraphase Pharmaceuticals Inc.*	2,153
2,022	TherapeuticsMD Inc.*	12,354
420	Theravance Biopharma Inc.*	6,602
1,506	VIVUS Inc.*	1,566
835	XenoPort Inc.*	3,732
363	Zogenix Inc.*	3,848

	Total Pharmaceuticals	4,368,380

	TOTAL HEALTH CARE	50,476,624

INDUSTRIALS — 20.1%
Aerospace & Defense — 1.6%
459	AAR Corp.	9,772
856	Aerojet Rocketdyne Holdings Inc.*	13,294
10,281	Aerovironment Inc.*	255,791
98	American Science & Engineering Inc.	2,324
307	Astronics Corp.*	9,766
1,451	B/E Aerospace Inc.	63,293
1,488	BWX Technologies Inc.	47,467
6,600	CAE Inc.	72,600
295	Cubic Corp.	10,366
660	Curtiss-Wright Corp.	46,589
1,017	DigitalGlobe Inc.*	15,296
158	Ducommun Inc.*	2,272
250	Engility Holdings Inc.*	3,627
408	Esterline Technologies Corp.*	22,852
273	HEICO Corp.	15,700
561	HEICO Corp., Class A Shares	24,516
82,580	Hexcel Corp.	3,413,031
675	Huntington Ingalls Industries Inc.	88,465
44,464	KEYW Holding Corp. (The)*	277,011
725	KLX Inc.*	20,293
615	Kratos Defense & Security Solutions Inc.*	2,054
516	Moog Inc., Class A Shares*	22,281
65	National Presto Industries Inc.	5,291
836	Orbital ATK Inc.	70,023
141	Sparton Corp.*	2,026
14,633	Spirit AeroSystems Holdings Inc., Class A Shares*	673,118
753	TASER International Inc.*	14,593
3,392	Teledyne Technologies Inc.*	288,931
9,100	Textron Inc.	310,765
643	Triumph Group Inc.	19,586
163	Vectrus Inc.*	3,138

	Total Aerospace & Defense	5,826,131

Air Freight & Logistics — 0.0%
763	Air Transport Services Group Inc.*	8,813
339	Atlas Air Worldwide Holdings Inc.*	12,275
424	Echo Global Logistics Inc.*	10,816
422	Forward Air Corp.	17,184
503	Hub Group Inc., Class A Shares*	18,571

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 20.1% — (continued)
Air Freight & Logistics — 0.0% — (continued)
123	Park-Ohio Holdings Corp.	$3,616
415	Radiant Logistics Inc.*	1,315
960	XPO Logistics Inc.*	23,770

	Total Air Freight & Logistics	96,360

Airlines — 0.9%
1,816	Alaska Air Group Inc.	134,202
188	Allegiant Travel Co., Class A Shares	30,810
33,565	American Airlines Group Inc.	1,376,165
452	Copa Holdings SA, Class A Shares	27,599
651	Hawaiian Holdings Inc.*	28,006
4,195	JetBlue Airways Corp.*	92,290
705	Republic Airways Holdings Inc.*	444
720	SkyWest Inc.	12,996
24,241	Spirit Airlines Inc.*	1,157,508
8,601	United Continental Holdings Inc.*	492,493
357	Virgin America Inc.*	11,135

	Total Airlines	3,363,648

Building Products — 2.0%
550	AAON Inc.	13,640
444	Advanced Drainage Systems Inc.	8,614
1,294	Allegion PLC	81,522
10,307	American Woodmark Corp.*	703,865
1,023	AO Smith Corp.	71,999
406	Apogee Enterprises Inc.	16,211
571	Armstrong World Industries Inc.*	23,143
676	Builders FirstSource Inc.*	5,361
441	Continental Building Products Inc.*	7,444
2,202	Fortune Brands Home & Security Inc.	110,584
446	Gibraltar Industries Inc.*	11,023
456	Griffon Corp.	6,776
254	Insteel Industries Inc.	6,650
566	Lennox International Inc.	73,133
413	Masonite International Corp.*	23,752
269,377	NCI Building Systems Inc.*	2,946,984
134	Nortek Inc.*	5,525
11,846	Owens Corning	508,430
178	Patrick Industries Inc.*	7,866
667	PGT Inc.*	6,597
233,807	Ply Gem Holdings Inc.*	2,384,831
476	Quanex Building Products Corp.	8,197
586	Simpson Manufacturing Co., Inc.	19,889
436	Trex Co., Inc.*	18,778
274	Universal Forest Products Inc.	21,021
1,251	USG Corp.*	26,646

	Total Building Products	7,118,481

Commercial Services & Supplies — 2.6%
792	ABM Industries Inc.	24,869
1,524	ACCO Brands Corp.*	11,140
2,402	ADT Corp. (The)	96,969
611	ARC Document Solutions Inc.*	2,139
653	Brady Corp., Class A Shares	17,063
685	Brink’s Co. (The)	20,036

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 20.1% — (continued)
Commercial Services & Supplies — 2.6% — (continued)
585	Casella Waste Systems Inc., Class A Shares*	$3,469
399	CECO Environmental Corp.	2,478
16,230	Cintas Corp.	1,363,158
1,462	Civeo Corp.*	1,301
8,819	Clean Harbors Inc.*	375,689
1,672	Copart Inc.*	63,118
81,871	Covanta Holding Corp.	1,140,463
689	Deluxe Corp.	39,555
349	Ennis Inc.	6,889
516	Essendant Inc.	15,207
283	G&K Services Inc., Class A Shares	18,763
987	Healthcare Services Group Inc.	35,019
184	Heritage-Crystal Clean Inc.*	1,413
827	Herman Miller Inc.	21,576
628	HNI Corp.	21,233
413,928	InnerWorkings Inc.*	2,847,825
915	Interface Inc., Class A Shares	14,549
20,406	KAR Auction Services Inc.	722,576
469	Kimball International Inc., Class B Shares	4,939
669	Knoll Inc.	12,778
454	Matthews International Corp., Class A Shares	21,506
332	McGrath RentCorp	8,167
637	Mobile Mini Inc.	18,307
415	MSA Safety Inc.	18,123
177	Multi-Color Corp.	8,616
2,821	Pitney Bowes Inc.	51,117
402	Quad/Graphics Inc.	5,089
1,313	Rollins Inc.	36,147
2,887	RR Donnelley & Sons Co.	43,825
229	SP Plus Corp.*	5,718
103,284	Steelcase Inc., Class A Shares	1,290,017
295	Team Inc.*	7,561
816	Tetra Tech Inc.	22,464
259	TRC Cos., Inc.*	1,722
210	UniFirst Corp.	22,136
300	US Ecology Inc.	11,100
285	Viad Corp.	8,083
59	VSE Corp.	3,700
18,305	Waste Connections Inc.	1,128,869
717	West Corp.	15,975

	Total Commercial Services & Supplies	9,612,456

Construction & Engineering — 2.6%
2,063	AECOM*	56,650
507	Aegion Corp., Class A Shares*	9,182
293	Ameresco Inc., Class A Shares*	1,506
185	Argan Inc.	5,970
1,287	Chicago Bridge & Iron Co. NV	43,166
519	Comfort Systems USA Inc.	14,558
452	Dycom Industries Inc.*	25,751
14,339	EMCOR Group Inc.	657,730
535	Furmanite Corp.*	2,985
88,298	Granite Construction Inc.	3,659,952
300,224	Great Lakes Dredge & Dock Corp.*	1,020,762
380	HC2 Holdings Inc.*	1,512

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 20.1% — (continued)
Construction & Engineering — 2.6% — (continued)
41,916	Jacobs Engineering Group Inc.*	$1,620,053
28,687	KBR Inc.	396,741
264,601	Layne Christensen Co.*	1,680,216
928	MasTec Inc.*	15,758
294	MYR Group Inc.*	6,594
132	Northwest Pipe Co.*	1,360
75	NV5 Global Inc.*	1,641
423	Orion Marine Group Inc.*	1,519
534	Primoris Services Corp.	11,406
2,138	Quanta Services Inc.*	43,380
517	Tutor Perini Corp.*	6,907

	Total Construction & Engineering	9,285,299

Electrical Equipment — 0.8%
589	Acuity Brands Inc.	123,354
96	Allied Motion Technologies Inc.	1,772
361	AZZ Inc.	18,230
750	Babcock & Wilcox Enterprises Inc.*	14,648
304	Encore Wire Corp.	10,987
599	EnerSys	30,765
396	Enphase Energy Inc.*	923
660	Franklin Electric Co., Inc.	19,701
293	FuelCell Energy Inc.*	1,673
976	Generac Holdings Inc.*	33,906
676	General Cable Corp.	5,807
793	Hubbell Inc., Class B Shares	78,792
319	LSI Industries Inc.	3,445
2,329	Plug Power Inc.*	4,844
99,081	Powell Industries Inc.	2,622,674
81	Power Solutions International Inc.*	810
316	PowerSecure International Inc.*	5,878
40	Preformed Line Products Co.	1,308
620	Regal Beloit Corp.	33,840
819	SolarCity Corp.*	15,094
279	Sunrun Inc.*	1,568
456	Thermon Group Holdings Inc.*	7,729
223	Vicor Corp.*	1,851

	Total Electrical Equipment	3,039,599

Industrial Conglomerates — 0.7%
5,773	Carlisle Cos., Inc.	520,494
505	Raven Industries Inc.	7,716
11,861	Roper Technologies Inc.	1,991,818

	Total Industrial Conglomerates	2,520,028

Machinery — 4.0%
936	Accuride Corp.*	1,198
821	Actuant Corp., Class A Shares	19,220
1,047	AGCO Corp.	51,816
141	Alamo Group Inc.	7,316
391	Albany International Corp., Class A Shares	14,318
2,467	Allison Transmission Holdings Inc.	58,419
357	Altra Industrial Motion Corp.	8,679
123	American Railcar Industries Inc.	5,076
260	Astec Industries Inc.	11,292

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 20.1% — (continued)
Machinery — 4.0% — (continued)
777	Barnes Group Inc.	$26,659
679	Blount International Inc.*	6,586
99	Blue Bird Corp.*	894
23,120	Briggs & Stratton Corp.	491,762
418	Chart Industries Inc.*	8,431
228	CIRCOR International Inc.	9,141
697	CLARCOR Inc.	33,554
1,384	Colfax Corp.*	35,029
305	Columbus McKinnon Corp.	4,224
430	Commercial Vehicle Group Inc.*	1,079
666	Crane Co.	32,667
1,884	Donaldson Co., Inc.	53,204
59,194	Douglas Dynamics Inc.	1,157,835
319	EnPro Industries Inc.	16,550
357	ESCO Technologies Inc.	12,741
144	ExOne Co. (The)*	1,316
880	Federal Signal Corp.	10,437
179	FreightCar America Inc.	2,662
295	Global Brass & Copper Holdings Inc.	6,502
260	Gorman-Rupp Co. (The)	6,568
802	Graco Inc.	62,813
138	Graham Corp.	2,535
371	Greenbrier Cos., Inc. (The)	9,442
271,374	Harsco Corp.	1,028,507
894	Hillenbrand Inc.	25,139
88	Hurco Cos., Inc.	2,284
129	Hyster-Yale Materials Handling Inc.	7,626
16,166	IDEX Corp.	1,215,037
7,522	ITT Corp.	265,226
32,542	John Bean Technologies Corp.	1,711,709
1,283	Joy Global Inc.	16,576
150	Kadant Inc.	5,725
1,099	Kennametal Inc.	22,123
147	LB Foster Co., Class A Shares	2,020
1,061	Lincoln Electric Holdings Inc.	57,899
153	Lindsay Corp.	11,077
232	Lydall Inc.*	6,716
22,544	Manitowoc Co., Inc. (The)	357,322
22,735	Meritor Inc.*	168,921
790	Middleby Corp. (The)*	73,154
195	Milacron Holdings Corp.*	2,668
150	Miller Industries Inc.	2,904
784	Mueller Industries Inc.	20,556
344,016	Mueller Water Products Inc., Class A Shares	2,961,978
655	Navistar International Corp.*	5,509
375	NN Inc.	4,755
788	Nordson Corp.	56,476
40	Omega Flex Inc.	1,282
1,079	Oshkosh Corp.	37,225
329	Proto Labs Inc.*	21,408
327	RBC Bearings Inc.*	20,828
1,407	Rexnord Corp.*	25,523
10,459	Snap-on Inc.	1,513,104
539	SPX Corp.	6,355
543	SPX FLOW Inc.*	10,170

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 20.1% — (continued)
Machinery — 4.0% — (continued)
180	Standex International Corp.	$12,677
311	Sun Hydraulics Corp.	9,262
254	Tennant Co.	11,821
1,462	Terex Corp.	32,720
1,076	Timken Co. (The)	32,097
614	Titan International Inc.	3,113
769	Toro Co. (The)	61,289
635	TriMas Corp.*	10,503
2,194	Trinity Industries Inc.	34,753
8,212	Twin Disc Inc.	71,362
2,125	Valmont Industries Inc.	240,231
955	Wabash National Corp.*	11,202
744	WABCO Holdings Inc.*	70,159
29,095	Wabtec Corp.	2,054,107
394	Watts Water Technologies Inc., Class A Shares	20,319
923	Woodward Inc.	43,335
164	Xerium Technologies Inc.*	1,202
2,493	Xylem Inc.	93,263

	Total Machinery	14,651,182

Marine — 0.9%
24,300	Danaos Corp.*	107,649
1,348	Golden Ocean Group Ltd.*	783
11,877	Kirby Corp.*	672,357
58,706	Matson Inc.	2,353,523
1,137	Navios Maritime Holdings Inc.	939
397	Scorpio Bulkers Inc.*	1,251

	Total Marine	3,136,502

Professional Services — 2.1%
721	Acacia Research Corp.	2,278
608	Advisory Board Co. (The)*	17,930
102	Barrett Business Services Inc.	3,564
702	CBIZ Inc.*	7,441
199	CDI Corp.	971
21,638	CEB Inc.	1,174,294
125	CRA International Inc.*	2,465
500	Dun & Bradstreet Corp. (The)	47,895
15,371	Equifax Inc.	1,612,111
368	Exponent Inc.	17,182
168	Franklin Covey Co.*	2,901
589	FTI Consulting Inc.*	19,384
183	GP Strategies Corp.*	4,513
260	Heidrick & Struggles International Inc.	6,107
553	Hill International Inc.*	1,936
32,458	Huron Consulting Group Inc.*	1,802,068
276	ICF International Inc.*	9,323
270	Insperity Inc.	12,822
416	Kelly Services Inc., Class A Shares	7,168
345	Kforce Inc.	5,499
706	Korn/Ferry International	20,065
1,019	ManpowerGroup Inc.	78,911
128,721	Mistras Group Inc.*	2,762,353
669	Navigant Consulting Inc.*	10,156
734	On Assignment Inc.*	24,229

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 20.1% — (continued)
Professional Services — 2.1% — (continued)
2,254	Pendrell Corp.*	$1,285
532	Resources Connection Inc.	7,379
1,859	Robert Half International Inc.	73,226
758	RPX Corp.*	7,512
456	TransUnion*	12,025
557	TriNet Group Inc.*	7,291
578	TrueBlue Inc.*	13,265
133	Volt Information Sciences Inc.*	980
501	WageWorks Inc.*	24,133

	Total Professional Services	7,800,662

Road & Rail — 0.5%
104	AMERCO	35,652
357	ArcBest Corp.	6,986
8,683	Avis Budget Group Inc.*	222,632
389	Celadon Group Inc.	3,489
165	Covenant Transportation Group Inc., Class A Shares*	3,656
776	Genesee & Wyoming Inc., Class A Shares*	44,015
699	Heartland Express Inc.	12,862
14,226	JB Hunt Transport Services Inc.	1,085,302
858	Knight Transportation Inc.	20,789
609	Landstar System Inc.	36,053
341	Marten Transport Ltd.	5,592
963	Old Dominion Freight Line Inc.*	62,171
43	PAM Transportation Services Inc.*	1,229
401	Roadrunner Transportation Systems Inc.*	4,676
5,922	Ryder System Inc.	335,896
344	Saia Inc.*	9,030
1,217	Swift Transportation Co., Class A Shares*	20,738
104	Universal Truckload Services Inc.	1,629
137	USA Truck Inc.*	2,162
615	Werner Enterprises Inc.	16,328
465	YRC Worldwide Inc.*	3,743

	Total Road & Rail	1,934,630

Trading Companies & Distributors — 1.4%
1,364	Air Lease Corp., Class A Shares	40,988
830	Aircastle Ltd.	16,650
569	Applied Industrial Technologies Inc.	21,906
690	Beacon Roofing Supply Inc.*	24,909
518	BMC Stock Holdings Inc.*	7,900
264	CAI International Inc.*	2,051
184	DXP Enterprises Inc.*	2,501
599	GATX Corp.	25,763
425	H&E Equipment Services Inc.	5,597
36,133	HD Supply Holdings Inc.*	1,004,136
371	Kaman Corp.	16,302
84	Lawson Products Inc.*	1,364
1,418	MRC Global Inc.*	16,945
668	MSC Industrial Direct Co., Inc., Class A Shares	46,479
205	Neff Corp., Class A Shares*	998
1,476	NOW Inc.*	23,882
71,733	Rush Enterprises Inc., Class A Shares*	1,243,850
468	TAL International Group Inc.*	5,958
291	Textainer Group Holdings Ltd.	3,498

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS — 20.1% — (continued)
Trading Companies & Distributors — 1.4% — (continued)
254	Titan Machinery Inc.*	$2,418
537	Univar Inc.*	8,447
119	Veritiv Corp.*	3,801
19,256	Watsco Inc.	2,456,103
613	WESCO International Inc.*	27,003

	Total Trading Companies & Distributors	5,009,449

Transportation Infrastructure — 0.0%
932	Macquarie Infrastructure Corp.	56,898
848	Wesco Aircraft Holdings Inc.*	10,846

	Total Transportation Infrastructure	67,744

	TOTAL INDUSTRIALS	73,462,171

INFORMATION TECHNOLOGY — 19.9%
Communications Equipment — 1.6%
46,738	ADTRAN Inc.	874,468
299	Aerohive Networks Inc.*	1,522
198	Alliance Fiber Optic Products Inc.*	2,732
236	Applied Optoelectronics Inc.*	4,246
470	Arista Networks Inc.*	32,214
89,285	ARRIS International PLC*	2,133,019
145	Bel Fuse Inc., Class B Shares	2,153
205	Black Box Corp.	2,716
32,037	Brocade Communications Systems Inc.	318,127
501	CalAmp Corp.*	9,158
572	Calix Inc.*	3,975
65,549	Ciena Corp.*	1,343,755
151	Clearfield Inc.*	2,194
1,416	CommScope Holding Co., Inc.*	35,669
229	Comtech Telecommunications Corp.	4,706
344	Digi International Inc.*	2,921
611	EchoStar Corp., Class A Shares*	27,312
266	EMCORE Corp.*	1,418
1,397	Extreme Networks Inc.*	3,940
1,431	Finisar Corp.*	20,864
1,337	Harmonic Inc.*	4,479
22,209	Infinera Corp.*	348,459
490	InterDigital Inc.	24,368
846	Ixia*	9,653
221	KVH Industries Inc.*	2,018
5,546	Lumentum Holdings Inc.*	133,270
445	NETGEAR Inc.*	17,582
1,275	NetScout Systems Inc.*	26,354
624	Novatel Wireless Inc.*	1,023
1,366	Oclaro Inc.*	6,707
490	Plantronics Inc.	18,375
1,874	Polycom Inc.*	19,508
1,024	Ruckus Wireless Inc.*	9,912
892	ShoreTel Inc.*	6,592
25,974	Sonus Networks Inc.*	202,338
426	Ubiquiti Networks Inc.*	13,917
610	ViaSat Inc.*	44,536
28,651	Viavi Solutions Inc.*	187,091

	Total Communications Equipment	5,903,291

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 19.9% — (continued)
Electronic Equipment, Instruments & Components — 1.5%
198	Agilysys Inc.*	$2,069
10,926	Amphenol Corp., Class A Shares	579,843
401	Anixter International Inc.*	17,175
1,339	Arrow Electronics Inc.*	76,537
1,888	Avnet Inc.	77,691
650	AVX Corp.	7,631
198	Badger Meter Inc.	13,007
603	Belden Inc.	33,026
726	Benchmark Electronics Inc.*	15,718
1,810	CDW Corp.	71,640
574	Checkpoint Systems Inc.	4,311
1,218	Cognex Corp.	45,078
328	Coherent Inc.*	27,749
292	Control4 Corp.*	2,394
450	CTS Corp.	6,507
531	Daktronics Inc.	3,754
6,591	Dolby Laboratories Inc., Class A Shares	260,345
247	DTS Inc.*	5,847
229	Electro Rent Corp.	2,171
78	ePlus Inc.*	5,857
494	Fabrinet*	14,104
241	FARO Technologies Inc.*	7,724
571	FEI Co.	46,388
562	Fitbit Inc., Class A Shares*	6,873
1,939	FLIR Systems Inc.	60,032
466	GSI Group Inc.*	5,997
18,444	II-VI Inc.*	404,846
2,213	Ingram Micro Inc., Class A Shares	79,225
548	Insight Enterprises Inc.*	14,303
1,090	InvenSense Inc., Class A Shares*	8,513
482	IPG Photonics Corp.*	39,746
9,733	Itron Inc.*	387,763
2,685	Jabil Circuit Inc.	55,982
51,916	Keysight Technologies Inc.*	1,354,488
415	Kimball Electronics Inc.*	4,739
1,161	Knowles Corp.*	13,212
317	Littelfuse Inc.	36,018
27,000	Maxwell Technologies Inc.*	154,710
26,386	Mercury Systems Inc.*	431,147
38	Mesa Laboratories Inc.	3,419
527	Methode Electronics Inc.	15,056
206	MTS Systems Corp.	11,320
130	Multi-Fineline Electronix Inc.*	2,934
1,572	National Instruments Corp.	45,352
556	Newport Corp.*	12,660
3,979	OSI Systems Inc.*	240,212
285	Park Electrochemical Corp.	4,056
143	PC Connection Inc.	3,542
476	Plexus Corp.*	17,322
1,211	QLogic Corp.*	15,610
573	RealD Inc.*	6,188
391	Rofin-Sinar Technologies Inc.*	8,735
260	Rogers Corp.*	13,889
1,112	Sanmina Corp.*	22,907
378	ScanSource Inc.*	14,133

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 19.9% — (continued)
Electronic Equipment, Instruments & Components — 1.5% — (continued)
394	SYNNEX Corp.	$37,048
152	Systemax Inc.*	1,339
520	Tech Data Corp.*	36,613
3,663	Trimble Navigation Ltd.*	85,201
840	TTM Technologies Inc.*	5,510
543	Universal Display Corp.*	25,945
9,272	VeriFone Systems Inc.*	221,508
1,890	Vishay Intertechnology Inc.	22,378
169	Vishay Precision Group Inc.*	1,981
714	Zebra Technologies Corp., Class A Shares*	44,111

	Total Electronic Equipment, Instruments & Components	5,303,129

Internet Software & Services — 1.0%
566	Actua Corp.*	4,602
108	Alarm.com Holdings Inc.*	2,155
243	Amber Road Inc.*	1,118
606	Angie’s List Inc.*	5,593
84	Appfolio Inc., Class A Shares*	983
22,039	Bankrate Inc.*	168,819
852	Bazaarvoice Inc.*	2,675
106	Benefitfocus Inc.*	3,327
566	Blucora Inc.*	3,481
168	Box Inc., Class A Shares*	1,934
457	Brightcove Inc.*	2,742
231	Carbonite Inc.*	1,749
240	Care.com Inc.*	1,454
299	ChannelAdvisor Corp.*	3,178
469	Cimpress NV*	41,356
661	comScore Inc.*	27,200
718	Cornerstone OnDemand Inc.*	20,678
15,123	CoStar Group Inc.*	2,677,678
329	Cvent Inc.*	6,425
460	Demandware Inc.*	15,957
651	DHI Group Inc.*	5,065
1,436	EarthLink Holdings Corp.	8,099
789	Endurance International Group Holdings Inc.*	8,868
540	Envestnet Inc.*	11,075
317	Everyday Health Inc.*	1,499
309	Five9 Inc.*	2,488
323	GoDaddy Inc., Class A Shares*	10,126
715	Gogo Inc.*	7,779
1,086	GrubHub Inc.*	25,565
343	GTT Communications Inc.*	5,070
103	Hortonworks Inc.*	1,190
1,007	IAC/InterActiveCorp.	44,731
68	Instructure Inc.*	972
838	Internap Corp.*	2,137
555	IntraLinks Holdings Inc.*	4,312
659	j2 Global Inc.	48,160
836	Limelight Networks Inc.*	1,296
325	Liquidity Services Inc.*	1,518
778	LivePerson Inc.*	3,991
344	LogMeIn Inc.*	17,510
447	Marchex Inc., Class B Shares	1,918
390	Marin Software Inc.*	1,170

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 19.9% — (continued)
Internet Software & Services — 1.0% — (continued)
477	Marketo Inc.*	$8,047
507	Match Group Inc.*	5,521
95	MINDBODY Inc., Class A Shares*	1,119
1,257	Monster Worldwide Inc.*	3,746
79	New Relic Inc.*	2,103
928	NIC Inc.	16,324
364	OPOWER Inc.*	3,010
2,770	Pandora Media Inc.*	28,309
270	Q2 Holdings Inc.*	5,473
459	QuinStreet Inc.*	1,363
935	Quotient Technology Inc.*	8,135
1,620	Rackspace Hosting Inc.*	34,879
268	RealNetworks Inc.*	1,045
120	Reis Inc.	2,660
525	RetailMeNot Inc.*	4,242
350	Rocket Fuel Inc.*	1,239
388	SciQuest Inc.*	4,714
275	Shutterstock Inc.*	9,598
228	SPS Commerce Inc.*	10,196
202	Stamps.com Inc.*	23,943
268	TechTarget Inc.*	1,879
116	Travelzoo Inc.*	911
736	TrueCar Inc.*	3,997
210	United Online Inc.*	2,585
614	Web.com Group Inc.*	11,144
541	WebMD Health Corp., Class A Shares*	30,004
260	Wix.com Ltd.*	5,000
160	Xactly Corp.*	928
357	XO Group Inc.*	5,098
880	Yelp Inc., Class A Shares*	17,811
636	Zillow Group Inc., Class A Shares*	14,723
1,249	Zillow Group Inc., Class C Shares*	26,978

	Total Internet Software & Services	3,504,367

IT Services — 4.6%
30,105	Acxiom Corp.*	624,378
6,185	Alliance Data Systems Corp.*	1,299,654
288	Black Knight Financial Services Inc., Class A Shares*	8,441
756	Blackhawk Network Holdings Inc., Class A Shares*	25,583
1,420	Booz Allen Hamilton Holding Corp., Class A Shares	39,192
1,672	Broadridge Financial Solutions Inc.	93,849
337	CACI International Inc., Class A Shares*	32,561
620	Cardtronics Inc.*	20,906
161	Cass Information Systems Inc.	8,028
1,130	Ciber Inc.*	2,260
7,794	Convergys Corp.	200,929
18,766	CoreLogic Inc.*	649,116
458	CSG Systems International Inc.	17,386
304	Datalink Corp.*	2,177
3,395	DST Systems Inc.	355,049
712	EPAM Systems Inc.*	48,687
47,732	Euronet Worldwide Inc.*	3,128,355
878	Everi Holdings Inc.*	2,581
914	EVERTEC Inc.	10,877
463	ExlService Holdings Inc.*	21,803

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 19.9% — (continued)
IT Services — 4.6% — (continued)
141	Forrester Research Inc.	$4,388
7,726	Gartner Inc.*	636,622
19,381	Genpact Ltd.*	512,240
24,848	Global Payments Inc.	1,514,486
324	Hackett Group Inc. (The)	4,504
20,397	Heartland Payment Systems Inc.	1,907,527
65,120	InterXion Holding NV*	2,033,046
11,620	Jack Henry & Associates Inc.	955,629
922	Leidos Holdings Inc.	39,849
940	Lionbridge Technologies Inc.*	4,145
253	Luxoft Holding Inc., Class A Shares*	12,842
334	ManTech International Corp., Class A Shares	9,729
930	MAXIMUS Inc.	45,728
547	ModusLink Global Solutions Inc.*	1,034
23,923	MoneyGram International Inc.*	128,706
16,500	NeuStar Inc., Class A Shares*	410,355
495	Perficient Inc.*	8,935
163	PFSweb Inc.*	2,106
1,593	Sabre Corp.	43,250
633	Science Applications International Corp.	28,264
819	ServiceSource International Inc.*	3,325
423	Square Inc., Class A Shares*	4,416
557	Sykes Enterprises Inc.*	16,972
439	Syntel Inc.*	20,071
242	TeleTech Holdings Inc.	6,703
1,877	Teradata Corp.*	46,831
2,302	Total System Services Inc.	100,321
1,446	Travelport Worldwide Ltd.	18,769
702	Unisys Corp.*	7,561
33,150	Vantiv Inc., Class A Shares*	1,725,126
418	Virtusa Corp.*	14,797
530	WEX Inc.*	34,609

	Total IT Services	16,894,698

Semiconductors & Semiconductor Equipment — 3.2%
570	Advanced Energy Industries Inc.*	17,003
8,481	Advanced Micro Devices Inc.*	18,149
248	Alpha & Omega Semiconductor Ltd.*	2,934
423	Ambarella Inc.*	19,627
1,286	Amkor Technology Inc.*	6,507
14,530	Analog Devices Inc.	769,945
1,069	Applied Micro Circuits Corp.*	6,179
5,842	Atmel Corp.	47,203
1,662	Axcelis Technologies Inc.*	4,155
918	Brooks Automation Inc.	8,950
345	Cabot Microelectronics Corp.*	13,269
185	Cascade Microtech Inc.*	3,809
791	Cavium Inc.*	47,057
7,980	CEVA Inc.*	156,488
50,169	Cirrus Logic Inc.*	1,767,454
342	Cohu Inc.	3,902
1,390	Cree Inc.*	44,119
99,638	Cypress Semiconductor Corp.*	795,111
514	Diodes Inc.*	9,838
299	DSP Group Inc.*	2,580

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 19.9% — (continued)
Semiconductors & Semiconductor Equipment — 3.2% — (continued)
1,967	Entegris Inc.*	$24,312
531	Exar Corp.*	2,836
1,635	Fairchild Semiconductor International Inc., Class A Shares*	32,798
1,036	First Solar Inc.*	74,457
28,673	FormFactor Inc.*	217,915
528	Inphi Corp.*	13,358
2,016	Integrated Device Technology Inc.*	39,151
1,828	Intersil Corp., Class A Shares	23,344
333	IXYS Corp.	3,756
941	Kopin Corp.*	1,797
10,655	Lam Research Corp.	781,011
1,629	Lattice Semiconductor Corp.*	10,312
9,124	M/A-COM Technology Solutions Holdings Inc.*	345,800
6,241	Marvell Technology Group Ltd.	59,602
1,047	Mattson Technology Inc.*	3,780
689	MaxLinear Inc., Class A Shares*	11,086
6,200	Mellanox Technologies Ltd.*	315,022
52,226	Microsemi Corp.*	1,808,586
746	MKS Instruments Inc.	24,543
25,348	Monolithic Power Systems Inc.	1,497,053
334	Nanometrics Inc.*	4,636
392	NeoPhotonics Corp.*	4,296
66	NVE Corp.	3,357
4,800	NXP Semiconductor NV*	341,952
5,813	ON Semiconductor Corp.*	48,771
392	PDF Solutions Inc.*	4,453
921	Photronics Inc.*	9,367
413	Power Integrations Inc.	18,928
15,526	Qorvo Inc.*	699,912
47,301	Rambus Inc.*	616,332
9,045	Rudolph Technologies Inc.*	117,223
921	Semtech Corp.*	17,646
481	Sigma Designs Inc.*	3,309
599	Silicon Laboratories Inc.*	24,709
3,819	SunEdison Inc.*	7,562
743	SunPower Corp., Class A Shares*	17,550
514	Synaptics Inc.*	41,742
3,003	Teradyne Inc.	57,297
733	Tessera Technologies Inc.	21,609
457	Ultra Clean Holdings Inc.*	2,390
26,576	Ultratech Inc.*	538,961
12,473	Veeco Instruments Inc.*	231,374
763	Xcerra Corp.*	4,357

	Total Semiconductors & Semiconductor Equipment	11,872,531

Software — 7.3%
451	A10 Networks Inc.*	2,778
1,602	ACI Worldwide Inc.*	29,893
43,883	Activision Blizzard Inc.	1,389,775
333	American Software Inc., Class A Shares	3,130
1,242	ANSYS Inc.*	103,111
1,205	Aspen Technology Inc.*	39,729
577	AVG Technologies NV*	11,044
120	Barracuda Networks Inc.*	1,543
651	Blackbaud Inc.	36,801

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 19.9% — (continued)
Software — 7.3% — (continued)
571	Bottomline Technologies de Inc.*	$16,108
65,135	BroadSoft Inc.*	2,402,830
81,459	Cadence Design Systems Inc.*	1,755,441
784	Callidus Software Inc.*	10,764
29,180	CDK Global Inc.	1,309,890
26,605	CommVault Systems Inc.*	996,889
29,686	Covisint Corp.*	57,888
106	Digimarc Corp.*	3,209
787	Digital Turbine Inc.*	889
384	Ebix Inc.	14,220
33,237	Electronic Arts Inc.*	2,135,145
425	Ellie Mae Inc.*	35,755
369	EnerNOC Inc.*	2,266
401	Epiq Systems Inc.	5,486
8,994	Fair Isaac Corp.	895,083
1,769	FireEye Inc.*	29,967
528	Fleetmatics Group PLC*	19,066
91,688	Fortinet Inc.*	2,603,939
25,059	Gigamon Inc.*	685,865
206	Globant SA*	6,355
1,756	Glu Mobile Inc.*	6,515
272	Guidance Software Inc.*	1,455
975	Guidewire Software Inc.*	47,999
248	HubSpot Inc.*	10,332
376	Imperva Inc.*	16,495
824	Infoblox Inc.*	12,756
240	Interactive Intelligence Group Inc.*	7,183
637	Jive Software Inc.*	2,064
1,010	Manhattan Associates Inc.*	55,813
1,425	Mentor Graphics Corp.	27,217
130	MicroStrategy Inc., Class A Shares*	20,916
527	MobileIron Inc.*	1,776
286	Model N Inc.*	2,952
538	Monotype Imaging Holdings Inc.	12,772
551	NetSuite Inc.*	33,291
34,248	Nuance Communications Inc.*	668,178
159	Park City Group Inc.*	1,447
427	Paycom Software Inc.*	13,613
221	Paylocity Holding Corp.*	6,546
498	Pegasystems Inc.	12,126
723	Progress Software Corp.*	18,234
28,394	Proofpoint Inc.*	1,329,975
347	PROS Holdings Inc.*	3,814
1,592	PTC Inc.*	49,209
138	QAD Inc., Class A Shares	2,701
47,855	Qlik Technologies Inc.*	1,111,193
346	Qualys Inc.*	8,640
55,584	Rapid7 Inc.*	738,711
709	RealPage Inc.*	14,215
15,348	Red Hat Inc.*	1,002,992
738	RingCentral Inc., Class A Shares*	13,653
31,925	Rovi Corp.*	727,252
357	Rubicon Project Inc. (The)*	5,887
332	Sapiens International Corp. NV	3,914
30,457	Seachange International Inc.*	175,737

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY — 19.9% — (continued)
Software — 7.3% — (continued)
23,604	Silver Spring Networks Inc.*	$295,050
938	Solera Holdings Inc.	52,247
1,705	Splunk Inc.*	74,338
1,120	SS&C Technologies Holdings Inc.	65,285
547	Synchronoss Technologies Inc.*	15,321
2,161	Synopsys Inc.*	96,705
692	Tableau Software Inc., Class A Shares*	31,590
1,169	Take-Two Interactive Software Inc.*	42,072
564	Tangoe Inc.*	4,563
390	Telenav Inc.*	2,324
274	Textura Corp.*	4,727
1,362	TiVo Inc.*	11,427
224	TubeMogul Inc.*	2,876
475	Tyler Technologies Inc.*	57,152
14,494	Ultimate Software Group Inc. (The)*	2,489,489
123	Varonis Systems Inc.*	2,264
414	VASCO Data Security International Inc.*	5,692
17,459	Verint Systems Inc.*	620,318
733	VirnetX Holding Corp.*	3,394
91	Workiva Inc., Class A Shares*	1,136
22,918	Xura Inc.*	449,880
74,437	Zendesk Inc.*	1,362,197
792	Zix Corp.*	3,160
10,880	Zynga Inc., Class A Shares*	22,957

	Total Software	26,488,596

Technology Hardware, Storage & Peripherals — 0.7%
1,423	3D Systems Corp.*	15,183
449	Avid Technology Inc.*	3,435
260	CPI Card Group Inc.*	2,057
564	Cray Inc.*	23,919
904	Diebold Inc.	22,437
257	Eastman Kodak Co.*	2,429
61,007	Electronics for Imaging Inc.*	2,416,487
403	Immersion Corp.*	3,631
835	Lexmark International Inc., Class A Shares	25,902
1,805	NCR Corp.*	42,165
725	Nimble Storage Inc.*	5,249
406	Pure Storage Inc., Class A Shares*	5,838
87,302	Quantum Corp.*	44,524
488	Silicon Graphics International Corp.*	2,962
676	Stratasys Ltd.*	12,743
513	Super Micro Computer Inc.*	16,657
1,290	Violin Memory Inc.*	1,032

	Total Technology Hardware, Storage & Peripherals	2,646,650

	TOTAL INFORMATION TECHNOLOGY	72,613,262

MATERIALS — 5.2%
Chemicals — 2.0%
414	A Schulman Inc.	10,222
13,820	Albemarle Corp.	776,960
401	American Vanguard Corp.	5,057
874	Ashland Inc.	83,283
1,380	Axalta Coating Systems Ltd.*	35,825
976	Axiall Corp.	19,422

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS — 5.2% — (continued)
Chemicals — 2.0% — (continued)
444	Balchem Corp.	$28,092
868	Cabot Corp.	38,652
824	Calgon Carbon Corp.	11,552
98	Chase Corp.	4,608
108,586	Chemtura Corp.*	2,739,625
111	Core Molding Technologies Inc.*	1,263
982	Ferro Corp.*	9,751
737	Flotek Industries Inc.*	5,365
335	FutureFuel Corp.	4,295
989	GCP Applied Technologies Inc.*	17,535
143	Hawkins Inc.	4,573
700	HB Fuller Co.	26,943
2,901	Huntsman Corp.	31,505
269	Innophos Holdings Inc.	7,796
342	Innospec Inc.	14,843
1,130	International Flavors & Fragrances Inc.	116,718
95,872	Intrepid Potash Inc.*	94,913
136	KMG Chemicals Inc.	2,917
275	Koppers Holdings Inc.*	4,824
441	Kraton Performance Polymers Inc.*	7,572
282	Kronos Worldwide Inc.	1,796
269	LSB Industries Inc.*	1,571
478	Minerals Technologies Inc.	24,292
117	NewMarket Corp.	42,721
2,193	Olin Corp.	33,246
667	OMNOVA Solutions Inc.*	3,495
1,817	Platform Specialty Products Corp.*	12,883
38,269	PolyOne Corp.	1,029,819
184	Quaker Chemical Corp.	14,317
578	Rayonier Advanced Materials Inc.	4,318
1,840	RPM International Inc.	75,164
621	Scotts Miracle-Gro Co. (The), Class A Shares	42,861
589	Senomyx Inc.*	1,955
656	Sensient Technologies Corp.	37,707
6,467	Sherwin-Williams Co. (The)	1,749,323
1,164	Solazyme Inc.*	1,816
269	Stepan Co.	13,364
287	Trecora Resources*	2,772
335	Tredegar Corp.	4,600
156	Trinseo SA*	4,650
853	Tronox Ltd., Class A Shares	4,419
1,128	Valspar Corp. (The)	88,255
1,017	WR Grace & Co.*	69,909

	Total Chemicals	7,369,364

Construction Materials — 0.9%
681	Eagle Materials Inc.	41,146
176,253	Headwaters Inc.*	3,105,578
919	Martin Marietta Materials Inc.	131,068
442	Summit Materials Inc., Class A Shares*	8,071
26	United States Lime & Minerals Inc.	1,382
201	US Concrete Inc.*	10,804

	Total Construction Materials	3,298,049

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS — 5.2% — (continued)
Containers & Packaging — 1.0%
56	AEP Industries Inc.	$4,408
874	AptarGroup Inc.	64,423
10,165	Avery Dennison Corp.	661,945
1,917	Ball Corp.	126,963
1,371	Bemis Co., Inc.	67,275
44,662	Berry Plastics Group Inc.*	1,390,328
14,032	Crown Holdings Inc.*	657,399
4,486	Graphic Packaging Holding Co.	55,312
432	Greif Inc., Class A Shares	11,452
263	Multi Packaging Solutions International Ltd.*	4,034
334	Myers Industries Inc.	4,018
2,142	Owens-Illinois Inc.*	32,044
1,357	Packaging Corp. of America	65,815
2,671	Sealed Air Corp.	122,145
568	Silgan Holdings Inc.	29,099
1,402	Sonoco Products Co.	61,267
3,575	WestRock Co.	120,728

	Total Containers & Packaging	3,478,655

Metals & Mining — 1.3%
2,349	AK Steel Holding Corp.*	6,718
1,415	Allegheny Technologies Inc.	18,975
692	Carpenter Technology Corp.	20,566
569	Century Aluminum Co.*	4,068
33,770	Cliffs Natural Resources Inc.*	72,943
1,897	Coeur Mining Inc.*	7,322
1,583	Commercial Metals Co.	23,254
465	Compass Minerals International Inc.	31,546
872	Ferroglobe PLC	6,854
50	Handy & Harman Ltd.*	998
170	Haynes International Inc.	5,236
5,227	Hecla Mining Co.	13,538
237	Kaiser Aluminum Corp.	18,157
275	Materion Corp.	7,172
127	Olympic Steel Inc.	1,361
346	Real Industry Inc.*	2,432
23,701	Reliance Steel & Aluminum Co.	1,443,154
888	Royal Gold Inc.	41,177
251	Ryerson Holding Corp.*	929
189,408	Schnitzer Steel Industries Inc., Class A Shares	2,772,933
3,299	Steel Dynamics Inc.	60,009
1,558	Stillwater Mining Co.*	13,072
868	SunCoke Energy Inc.	4,106
2,231	Tahoe Resources Inc.	20,614
547	TimkenSteel Corp.	4,228
1,948	United States Steel Corp.	17,766
662	Worthington Industries Inc.	20,595

	Total Metals & Mining	4,639,723

Paper & Forest Products — 0.0%
522	Boise Cascade Co.*	8,738
250	Clearwater Paper Corp.*	10,168
152	Deltic Timber Corp.	8,606
876	Domtar Corp.	30,826
1,156	KapStone Paper and Packaging Corp.	11,838

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS — 5.2% — (continued)
Paper & Forest Products — 0.0% — (continued)
1,952	Louisiana-Pacific Corp.*	$31,017
236	Neenah Paper Inc.	14,292
611	PH Glatfelter Co.	11,224
424	Schweitzer-Mauduit International Inc.	12,813

	Total Paper & Forest Products	139,522

	TOTAL MATERIALS	18,925,313

TELECOMMUNICATION SERVICES — 0.4%
Diversified Telecommunication Services — 0.3%
1,229	8x8 Inc.*	14,293
143	Atlantic Tele-Network Inc.	10,287
2,969	Cincinnati Bell Inc.*	10,273
21,258	Cogent Communications Holdings Inc.	780,169
700	Consolidated Communications Holdings Inc.	16,373
301	FairPoint Communications Inc.*	4,524
16,114	Frontier Communications Corp.	87,177
490	General Communication Inc., Class A Shares*	9,354
6,297	Globalstar Inc.*	9,823
162	Hawaiian Telcom Holdco Inc.*	3,893
255	IDT Corp., Class B Shares	3,323
865	inContact Inc.*	8,019
473	Inteliquent Inc.	8,050
493	Intelsat SA*	848
1,173	Iridium Communications Inc.*	8,129
325	Lumos Networks Corp.*	3,998
803	ORBCOMM Inc.*	7,002
176	pdvWireless Inc.*	4,998
128	Straight Path Communications Inc., Class B Shares*	4,078
2,581	Vonage Holdings Corp.*	13,860
1,360	Windstream Holdings Inc.	10,227
2,014	Zayo Group Holdings Inc.*	47,692

	Total Diversified Telecommunication Services	1,066,390

Wireless Telecommunication Services — 0.1%
500	Boingo Wireless Inc.*	3,585
258	NTELOS Holdings Corp.*	2,371
679	Shenandoah Telecommunications Co.	16,405
323	Spok Holdings Inc.	5,723
6,347	Telephone & Data Systems Inc.	169,592
3,883	United States Cellular Corp.*	160,756

	Total Wireless Telecommunication Services	358,432

	TOTAL TELECOMMUNICATION SERVICES	1,424,822

UTILITIES — 1.0%
Electric Utilities — 0.2%
679	ALLETE Inc.	36,001
850	Cleco Corp.	39,024
572	El Paso Electric Co.	23,366
620	Empire District Electric Co. (The)	20,286
181	Genie Energy Ltd., Class B Shares*	1,678
2,153	Great Plains Energy Inc.	63,169
1,493	Hawaiian Electric Industries Inc.	43,834
701	IDACORP Inc.	49,743
2,144	ITC Holdings Corp.	87,111
485	MGE Energy Inc.	23,542

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES — 1.0% — (continued)
Electric Utilities — 0.2% — (continued)
2,763	OGE Energy Corp.	$68,743
509	Otter Tail Corp.	13,926
3,522	Pepco Holdings Inc.	92,206
1,520	Pinnacle West Capital Corp.	104,622
1,103	PNM Resources Inc.	35,208
1,234	Portland General Electric Co.	46,954
43	Spark Energy Inc., Class A Shares	1,041
1,957	Westar Energy Inc., Class A Shares	85,051

	Total Electric Utilities	835,505

Gas Utilities — 0.2%
1,679	AGL Resources Inc.	108,547
1,409	Atmos Energy Corp.	97,799
211	Chesapeake Utilities Corp.	13,145
609	Laclede Group Inc. (The)	39,902
1,186	National Fuel Gas Co.	54,176
1,206	New Jersey Resources Corp.	41,752
388	Northwest Natural Gas Co.	19,357
737	ONE Gas Inc.	42,731
1,105	Piedmont Natural Gas Co., Inc.	65,648
2,480	Questar Corp.	61,430
958	South Jersey Industries Inc.	24,381
656	Southwest Gas Corp.	40,016
2,412	UGI Corp.	89,148
697	WGL Holdings Inc.	47,528

	Total Gas Utilities	745,560

Independent Power and Renewable Electricity Producers — 0.3%
692	Abengoa Yield PLC	11,605
65,238	Atlantic Power Corp.	112,209
21,404	Dynegy Inc.*	215,752
24,200	NRG Energy Inc.	260,876
495	NRG Yield Inc., Class A Shares	6,128
881	NRG Yield Inc., Class C Shares	11,515
8,221	Ormat Technologies Inc.	313,713
770	Pattern Energy Group Inc., Class A Shares	13,075
1,160	Talen Energy Corp.*	7,378
604	TerraForm Global Inc., Class A Shares	1,915
772	TerraForm Power Inc., Class A Shares*	7,442
296	Vivint Solar Inc.*	2,335

	Total Independent Power and Renewable Electricity Producers	963,943

Multi-Utilities — 0.2%
1,562	Alliant Energy Corp.	106,138
873	Avista Corp.	32,999
721	Black Hills Corp.	40,383
3,846	CMS Energy Corp.	152,148
2,686	MDU Resources Group Inc.	48,912
656	NorthWestern Corp.	38,947
1,989	SCANA Corp.	129,325
3,282	TECO Energy Inc.	90,157
185	Unitil Corp.	7,276
1,162	Vectren Corp.	52,894

	Total Multi-Utilities	699,179

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES — 1.0% — (continued)
Water Utilities — 0.1%
532	American States Water Co.	$22,562
2,496	American Water Works Co., Inc.	161,791
2,463	Aqua America Inc.	75,294
105	Artesian Resources Corp., Class A Shares	2,966
677	California Water Service Group	16,736
146	Connecticut Water Service Inc.	6,087
211	Consolidated Water Co., Ltd.	2,294
218	Middlesex Water Co.	6,108
208	SJW Corp.	7,542
171	York Water Co. (The)	4,750

	Total Water Utilities	306,130

	TOTAL UTILITIES	3,550,317

	TOTAL COMMON STOCKS (Cost — $330,563,681)	338,970,976

Face Amount
SHORT-TERM INVESTMENTS — 7.4%
TIME DEPOSITS — 7.4%
$18,096,022	ANZ National Bank — London, 0.150% due 3/1/16	18,096,022
7,564,857	Banco Santander SA — Frankfurt, 0.150% due 3/1/16	7,564,857
1,148,273	Sumitomo — Tokyo, 0.150% due 3/1/16	1,148,273
86,679	Wells Fargo — Grand Cayman, 0.150% due 3/1/16	86,679

	TOTAL SHORT-TERM INVESTMENTS (Cost — $26,895,831)	26,895,831

	TOTAL INVESTMENTS — 100.2% (Cost — $357,459,512#)	365,866,807

	Liabilities in Excess of Other Assets — (0.2)%	(690,246)

	TOTAL NET ASSETS — 100.0%	$365,176,561

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Summary of Investments by Security Sector^
Industrials	20.1%
Information Technology	19.8
Consumer Discretionary	16.4
Health Care	13.8
Financials	11.9
Materials	5.2
Consumer Staples	2.3
Energy	1.7
Utilities	1.0
Telecommunication Services	0.4
Short-Term Investments	7.4

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS — 96.0%
Australia — 2.9%
462,864	Amcor Ltd.	$4,629,694
384,978	BHP Billiton PLC	3,852,008
525,087	Brambles Ltd.	4,662,898
129,067	CIMIC Group Ltd.	2,893,638
116,044	CSL Ltd.	8,487,527
189,291	Sonic Healthcare Ltd.	2,463,012
542,800	Telstra Corp., Ltd.	2,034,435
650,176	Westfield Corp., REIT.	4,621,786
220,130	Westpac Banking Corp.	4,519,272

	Total Australia	38,164,270

Belgium — 0.9%
10,728	Anheuser-Busch InBev SA/NV	1,201,854
118,227	KBC Groep NV	6,268,830
51,912	UCB SA	3,825,988

	Total Belgium	11,296,672

Brazil — 0.2%
300,200	Embraer SA	2,258,042

Canada — 2.0%
111,429	Cenovus Energy Inc.	1,274,745
122,599	Dollarama Inc.	7,135,866
304,241	Hudson’s Bay Co.(a)	3,849,245
113,660	Imperial Oil Ltd.	3,627,813
177,866	Saputo Inc.	5,178,968
115,399	Toronto-Dominion Bank (The)	4,471,322

	Total Canada	25,537,959

China — 1.6%
44,101	Alibaba Group Holding Ltd., ADR*	3,034,590
9,602,500	CNOOC Ltd.	10,103,468
73,573	JD.com Inc., ADR*	1,891,562
3,760,000	Lenovo Group Ltd.	3,157,365
120,200	Tencent Holdings Ltd.	2,190,358

	Total China	20,377,343

Denmark — 1.4%
58,620	Coloplast AS, Class B Shares	4,421,810
123,003	Novo Nordisk AS, Class B Shares	6,320,209
108,084	Novozymes AS, Class B Shares	4,627,775
33,556	William Demant Holding AS*	2,907,428

	Total Denmark	18,277,222

Finland — 0.4%
848,428	Nokia OYJ	5,158,440

France — 11.4%
70,052	Accor SA	2,961,603
89,443	Airbus Group SE	5,792,379
62,307	Amundi SA*(b)	2,579,594
232,320	BNP Paribas SA	10,728,623
31,490	Cie Générale des Établissements Michelin	2,831,649
103,671	Danone SA	7,191,313
61,802	Dassault Systemes	4,658,623
196,744	Edenred	3,451,330
735,592	Engie SA	11,399,516

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France — 11.4% — (continued)
56,461	Essilor International SA	$6,670,354
11,993	Hermes International	4,089,808
19,006	Iliad SA	4,646,170
222,130	Legrand SA	11,056,413
25,927	LVMH Moët Hennessy Louis Vuitton SE	4,319,237
27,264	Pernod Ricard SA	2,899,718
49,309	Safran SA	3,057,434
171,652	Sanofi	13,581,692
291,883	Schneider Electric SE	17,262,379
47,315	SEB SA	4,391,838
86,317	Technip SA	4,265,502
328,280	TOTAL SA	14,707,731
42,778	Valeo SA	5,925,641

	Total France	148,468,547

Germany — 6.9%
18,311	adidas AG	1,960,709
58,087	Bayer AG, Class Registered Shares	6,094,594
76,776	Bayerische Motoren Werke AG	6,279,988
104,332	Brenntag AG	5,044,404
45,743	Continental AG	9,185,159
132,806	Deutsche Bank AG, Class Registered Shares	2,312,643
58,805	Fresenius Medical Care AG & Co. KGaA	4,973,638
117,040	GEA Group AG	5,149,267
38,456	HeidelbergCement AG	2,827,789
559,700	Infineon Technologies AG	6,868,169
67,814	Linde AG	9,468,106
99,636	ProSiebenSat.1 Media SE	5,111,343
246,583	SAP SE	18,756,330
37,687	Symrise AG	2,417,649
74,476	United Internet AG, Class Registered Shares	3,638,871

	Total Germany	90,088,659

Hong Kong — 2.2%
1,226,400	AIA Group Ltd.	6,220,952
1,878,000	Brilliance China Automotive Holdings Ltd.	1,538,048
1,341,377	China Merchants Holdings International Co., Ltd.	3,710,083
1,055,000	China Mobile Ltd.	11,203,012
126,640	Jardine Strategic Holdings Ltd.	3,734,135
466,500	Link REIT	2,633,001

	Total Hong Kong	29,039,231

India — 0.7%
126,159	HDFC Bank Ltd.	1,806,005
116,270	Hero MotoCorp Ltd.	4,262,360
324,270	ICICI Bank Ltd., ADR	1,838,611
992,662	Idea Cellular Ltd.	1,525,840

	Total India	9,432,816

Ireland — 1.3%
245,467	Experian PLC	4,004,767
393,408	James Hardie Industries PLC, CDI	5,030,681
57,887	Kerry Group PLC, Class A Shares	5,059,209
26,175	Ryanair Holdings PLC, ADR	2,176,975

	Total Ireland	16,271,632

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Israel — 0.6%
46,995	Check Point Software Technologies Ltd.*(a)	$3,903,875
63,432	Teva Pharmaceutical Industries Ltd., ADR	3,526,819

	Total Israel	7,430,694

Italy — 0.4%
1,250,208	Intesa Sanpaolo SpA	3,136,676
458,678	Snam SpA	2,466,287

	Total Italy	5,602,963

Japan — 12.3%
56,800	ABC-Mart Inc.(a)	3,256,238
94,200	Bridgestone Corp.	3,287,711
38,100	Daikin Industries Ltd.	2,543,232
31,200	Disco Corp.(a)	2,863,499
148,100	East Japan Railway Co.	12,967,399
14,100	FANUC Corp.	2,063,599
2,700,000	Hitachi Ltd.	11,357,559
122,300	Hoya Corp.	4,403,521
217,300	Japan Airlines Co., Ltd.	7,761,350
861,900	KDDI Corp.	21,912,774
16,900	Keyence Corp.	8,701,863
288,500	Kubota Corp.	3,678,274
76,500	Nidec Corp.	5,101,353
543,200	Nikon Corp.(a)	8,245,130
177,700	Nippon Telegraph & Telephone Corp.	7,604,723
293,400	ORIX Corp.	3,816,494
107,700	Otsuka Holdings Co., Ltd.	3,795,841
337,200	Sekisui Chemical Co., Ltd.	3,721,266
209,100	Sekisui House Ltd.	3,392,535
88,800	Seven & i Holdings Co., Ltd.	3,521,540
45,800	Shin-Etsu Chemical Co., Ltd.	2,289,305
17,100	SMC Corp.	3,935,014
475,800	Sumitomo Mitsui Financial Group Inc.	13,265,739
92,900	Suntory Beverage & Food Ltd.	3,931,183
80,500	Suzuki Motor Corp.	2,003,000
96,000	Toyota Motor Corp.	4,996,712
83,200	Unicharm Corp.	1,804,080
951,800	Yahoo Japan Corp.(a)	3,739,175

	Total Japan	159,960,109

Luxembourg — 0.2%
117,099	SES SA, ADR	3,068,356

Mexico — 0.2%
120,350	Grupo Televisa SAB, ADR	3,092,995

Netherlands — 5.3%
219,157	Aalberts Industries NV	6,775,557
91,293	ABN AMRO Group NV, GDR*(b)	1,801,186
320,391	Akzo Nobel NV	18,832,661
44,237	ASML Holding NV	4,035,657
70,240	Boskalis Westminster	2,541,682
75,692	Gemalto NV	4,783,402
70,568	Heineken NV	5,675,189
356,152	ING Groep NV, Dutch Certificate	4,174,774
91,901	Koninklijke Vopak NV	4,176,967
850,535	PostNL NV*	3,307,484

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands — 5.3% — (continued)
320,671	Royal Dutch Shell PLC, Class A Shares	$7,312,450
227,352	Royal Dutch Shell PLC, Class B Shares	5,166,721

	Total Netherlands	68,583,730

Norway — 0.5%
216,018	DNB ASA	2,476,603
247,073	Statoil ASA	3,588,021

	Total Norway	6,064,624

Singapore — 0.1%
156,232	DBS Group Holdings Ltd.	1,508,155

South Africa — 0.2%
281,202	Spar Group Ltd. (The)	3,163,550

South Korea — 2.5%
77,988	KT&G Corp.	6,703,858
12,664	Samsung Electronics Co., Ltd.	12,011,122
72,847	SK Telecom Co., Ltd.	13,709,848

	Total South Korea	32,424,828

Spain — 2.7%
137,197	Amadeus IT Holding SA, Class A Shares	5,509,871
384,304	Banco Bilbao Vizcaya Argentaria SA	2,436,446
2,395,581	CaixaBank SA	6,818,650
244,799	Grifols SA	5,328,999
205,501	Industria de Diseno Textil SA	6,356,095
882,314	Prosegur Cia de Seguridad SA	4,396,606
22,481	Red Electrica Corp SA	1,781,424
81,770	Técnicas Reunidas SA(a)	2,213,769

	Total Spain	34,841,860

Sweden — 1.5%
228,791	Assa Abloy AB, Class B Shares	4,376,644
184,978	Atlas Copco AB, Class A Shares	4,163,732
81,745	Hexagon AB, Class B Shares	2,784,672
83,301	Swedish Match AB	2,682,144
565,946	Telefonaktiebolaget LM Ericsson, Class B Shares	5,211,410

	Total Sweden	19,218,602

Switzerland — 12.8%
94,301	ABB Ltd., Class Registered Shares*	1,680,017
246,695	Aryzta AG*	11,732,485
3,660	Barry Callebaut AG, Class Registered Shares*	3,845,982
173,358	Cie Financiere Richemont SA, Class Registered Shares	11,032,181
325,596	Clariant AG, Class Registered Shares*	5,422,777
3,189	Galenica AG, Class Registered Shares	4,777,032
866	Givaudan SA, Class Registered Shares*	1,614,666
54,190	Lonza Group AG, Class Registered Shares*	8,200,482
134,161	Nestlé SA, Class Registered Shares	9,397,556
229,990	Novartis AG, Class Registered Shares	16,415,258
108,874	Roche Holding AG	27,888,307
1,480	SGS SA, Class Registered Shares	2,973,098
1,074	Sika AG	4,075,169
30,263	Sonova Holding AG, Class Registered Shares	3,624,852
10,280	Swatch Group AG (The)	3,555,495
8,678	Swisscom AG, Class Registered Shares	4,229,303

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland — 12.8% — (continued)
24,337	Syngenta AG, Class Registered Shares	$9,778,209
100,078	Temenos Group AG, Class Registered Shares*	4,913,888
1,002,004	UBS Group AG, Class Registered Shares	15,268,598
83,290	Wolseley PLC	4,258,131
59,455	Zurich Insurance Group AG*	12,560,960

	Total Switzerland	167,244,446

Taiwan — 0.5%
1,348,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,065,808

Thailand — 0.3%
3,570,600	CP ALL PCL	4,330,579

United Kingdom — 22.5%
155,503	Aggreko PLC	1,900,382
242,882	ARM Holdings PLC	3,334,346
38,444	Associated British Foods PLC	1,809,021
61,885	AVEVA Group PLC	1,304,780
2,105,733	Aviva PLC	12,695,777
1,502,239	Balfour Beatty PLC*	5,220,639
5,384,874	Barclays PLC	12,722,611
298,100	British American Tobacco PLC	16,225,475
1,497,842	BT Group PLC	10,058,349
210,472	Bunzl PLC	5,624,405
418,407	Burberry Group PLC	7,662,845
217,656	Capita PLC	3,012,193
588,604	Diageo PLC	15,137,362
97,582	Dignity PLC	3,395,118
337,142	Domino’s Pizza Group PLC	4,888,683
418,159	Essentra PLC	4,842,620
860,342	GlaxoSmithKline PLC	16,705,449
3,062,463	HSBC Holdings PLC	19,513,448
763,606	ICAP PLC	4,593,988
61,020	Imperial Brands PLC	3,153,841
225,960	Inmarsat PLC	3,055,943
741,139	International Consolidated Airlines Group SA	5,643,295
117,725	Intertek Group PLC	4,755,678
18,582,418	Lloyds Banking Group PLC	18,506,154
347,361	Prudential PLC	5,996,509
106,912	Reckitt Benckiser Group PLC	9,729,400
947,375	RELX NV	15,502,408
390,779	Rolls-Royce Holdings PLC*	3,641,273
659,522	Royal Mail PLC	4,140,919
286,328	Sky PLC	4,128,052
89,655	Spectris PLC	2,232,565
701,875	SSE PLC	13,438,242
183,492	Travis Perkins PLC	4,543,924
249,387	Tullett Prebon PLC	1,203,783
195,817	Unilever PLC	8,380,566
6,718,745	Vodafone Group PLC	20,426,945
78,093	Weir Group PLC (The)	1,024,833
33,731	Whitbread PLC	1,827,112
972,520	William Hill PLC	5,523,144
580,647	Worldpay Group PLC*(b)	2,301,906
170,505	WPP PLC	3,583,668

	Total United Kingdom	293,387,651

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
United States — 1.5%
123,390		Carnival Corp.	$5,917,784
284,790		Carnival PLC	14,074,535

		Total United States	19,992,319

		TOTAL COMMON STOCKS (Cost — $1,346,478,663)	1,250,352,102

PREFERRED STOCK — 1.2%
Germany — 1.2%
132,327		Volkswagen AG, Class Preferred Shares, 1.800% (Cost — $24,513,168)	15,442,432

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,370,991,831)	1,265,794,534

Face Amount†
SHORT-TERM INVESTMENTS (c) — 4.2%
MONEY MARKET FUND — 1.4%
$18,014,299		Invesco STIT — Government & Agency Portfolio(d) (Cost — $18,014,299)	18,014,299

TIME DEPOSITS — 2.8%
		ANZ National Bank — London:
489,935	GBP	0.080% due 3/1/16	682,382
13,756,268		0.150% due 3/1/16	13,756,268
15,323,840		Banco Santander SA — Frankfurt, 0.150% due 3/1/16	15,323,840
		BBH — Grand Cayman:
403,831	CHF	(1.000)% due 3/1/16	405,473
627	EUR	(0.310)% due 3/1/16	681
276,155	DKK	(0.250)% due 3/1/16	40,218
77,354	JPY	(0.130)% due 3/1/16	685
3	SGD	0.100% due 3/1/16	2
1	AUD	1.229% due 3/1/16	1
1	NZD	1.600% due 3/1/16	1
350,820	NOK	DNB — Oslo, 0.133% due 3/1/16	40,210
153,097	AUD	National Australia Bank Ltd. — London, 1.229% due 3/1/16	109,304
6,708,136		Wells Fargo — Grand Cayman, 0.150% due 3/1/16	6,708,136

		TOTAL TIME DEPOSITS (Cost — $37,067,201)	37,067,201

		TOTAL SHORT-TERM INVESTMENTS (Cost — $55,081,500)	55,081,500

		TOTAL INVESTMENTS — 101.4% (Cost — $1,426,073,331#)	1,320,876,034

		Liabilities in Excess of Other Assets — (1.4)%	(17,784,239)

		TOTAL NET ASSETS — 100.0%	$1,303,091,795

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.8%.
(d)	Represents investment of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CDI	— Clearing House Electronic Systems (CHESS) Depositary Interest
GDR	— Global Depositary Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SGD	— Singapore Dollar

Summary of Investments by Security Sector^
Consumer Discretionary	15.4%
Financials	14.4
Industrials	14.1
Health Care	11.7
Consumer Staples	10.1
Information Technology	10.0
Telecommunication Services	7.6
Materials	6.0
Energy	4.3
Utilities	2.2
Short-Term Investments	4.2

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS — 97.1%
Argentina — 0.7%
128,008	YPF SA, ADR	$2,319,505

Brazil — 6.3%
1,114,101	Ambev SA, ADR	4,835,198
204,643	Banco Bradesco SA, ADR	1,084,608
559,585	Banco do Brasil SA	1,887,118
286,100	BB Seguridade Participações SA	1,718,738
176,289	BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	510,206
470,000	CCR SA	1,478,481
206,700	Cia Energética de Minas Gerais, ADR	310,050
575,809	Cielo SA	4,447,282
168,000	Cosan SA Indústria e Comércio	1,119,303
216,630	Estacio Participações SA	688,468
683,890	Gerdau SA, ADR	601,823
115,678	Localiza Rent a Car SA	662,375
136,500	Lojas Renner SA	611,955
101,500	Natura Cosméticos SA	671,948
207,600	Petróleo Brasileiro SA, ADR*	525,228
38,389	Ultrapar Participações SA	600,934
16,468	Vale SA, Class B Shares, ADR(a)	48,416
186,500	Via Varejo SA	201,132

	Total Brazil	22,003,263

Canada — 0.4%
406,290	First Quantum Minerals Ltd.	1,480,257

China — 13.7%
359,763	AAC Technologies Holdings Inc.	2,484,550
2,828,000	Agricultural Bank of China Ltd., Class H Shares(b)	929,258
64,985	Alibaba Group Holding Ltd., ADR*	4,471,618
977,500	Anhui Conch Cement Co., Ltd., Class H Shares(b)	1,941,631
10,045	Autohome Inc., ADR(a)*	246,203
38,300	Baidu Inc., ADR*	6,641,986
10,200	Bitauto Holdings Ltd., ADR*	211,038
8,237,380	China Construction Bank Corp., Class H Shares(b)	4,821,921
1,391,000	China Medical System Holdings Ltd.	1,753,252
524,000	China Merchants Bank Co., Ltd., Class H Shares(b)	980,906
601,000	China Shenhua Energy Co., Ltd., Class H Shares(b)	841,729
2,923,442	CNOOC Ltd.	3,075,960
34,523	NetEase Inc., ADR	4,647,141
63,125	New Oriental Education & Technology Group Inc., ADR	1,965,081
620,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	2,632,634
361,331	Tencent Holdings Ltd.	6,584,396
119,002	Vipshop Holdings Ltd., ADR*	1,322,112
923,600	Weichai Power Co., Ltd., Class H Shares(b)	841,990
275,855	Zhuzhou CSR Times Electric Co., Ltd., Class H Shares(b)	1,353,049

	Total China	47,746,455

Colombia — 0.6%
66,654	Bancolombia SA, ADR	2,004,952

Egypt — 0.3%
329,653	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	1,171,945

Hong Kong — 6.1%
1,011,246	Brilliance China Automotive Holdings Ltd.	828,192
64,137	China Mobile Ltd., ADR	3,430,688

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong — 6.1% — (continued)
148,904	China Resources Beer Holdings Co., Ltd.	$241,704
2,363,000	China State Construction International Holdings Ltd.	3,626,470
91,659	CK Hutchison Holdings Ltd.	1,107,858
52,300	CLP Holdings Ltd.	455,359
24,138	Hong Kong Exchanges & Clearing Ltd.	523,617
1,831,431	Huabao International Holdings Ltd.	633,399
354,550	Link REIT	2,001,137
67,300	Melco Crown Entertainment Ltd., ADR(a)	1,062,667
498,049	Power Assets Holdings Ltd.	4,712,244
7,252,000	SMI Holdings Group Ltd.	738,596
482,000	Techtronic Industries Co., Ltd.	1,844,874

	Total Hong Kong	21,206,805

Hungary — 0.6%
101,744	OTP Bank PLC	2,115,469

India — 13.3%
273,340	Adani Ports & Special Economic Zone Ltd.	787,812
285,997	Aurobindo Pharma Ltd.	2,761,978
73,320	Axis Bank Ltd., Class Registered Shares, GDR	2,072,101
133,302	Cipla Ltd.	1,000,210
38,998	Colgate-Palmolive India Ltd.	469,713
22,265	Dr Reddy’s Laboratories Ltd.	989,248
7,832	Dr Reddy’s Laboratories Ltd., ADR	344,451
140,917	Glenmark Pharmaceuticals Ltd.	1,521,390
155,224	HCL Technologies Ltd.	1,861,353
349,349	HDFC Bank Ltd.	5,001,040
58,940	HDFC Bank Ltd., ADR	3,113,211
192,093	Hindustan Unilever Ltd.	2,325,631
409,525	Housing Development Finance Corp., Ltd.	6,405,540
152,200	ICICI Bank Ltd., ADR	862,974
40,328	Infosys Ltd.	641,436
115,500	Infosys Ltd., ADR	1,942,710
1,132,143	ITC Ltd.	4,906,402
120,918	Kotak Mahindra Bank Ltd.	1,119,938
1,740	Nestle India Ltd.	127,792
125,980	Reliance Industries Ltd.	1,781,237
121,509	Shriram Transport Finance Co., Ltd.	1,424,747
201,538	Sun Pharmaceutical Industries Ltd.	2,526,819
65,806	Tata Consultancy Services Ltd.	2,095,947
40,773	Westlife Development Ltd.(d)*	130,835

	Total India	46,214,515

Indonesia — 6.5%
3,382,000	Astra International Tbk PT	1,719,239
2,335,387	Bank Central Asia Tbk PT	2,356,226
3,545,862	Bank Mandiri Persero Tbk PT	2,531,615
2,690,300	Bank Rakyat Indonesia Persero Tbk PT	2,232,552
277,614	Hanjaya Mandala Sampoerna Tbk PT	2,284,479
542,326	Matahari Department Store Tbk PT	749,051
1,501,700	Semen Indonesia Persero Tbk PT	1,150,703
12,248,376	Telekomunikasi Indonesia Persero Tbk PT	2,997,077
78,425	Telekomunikasi Indonesia Persero Tbk PT, ADR(a)	3,846,746
485,908	Unilever Indonesia Tbk PT	1,619,231
939,178	United Tractors Tbk PT	1,090,014

	Total Indonesia	22,576,933

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Jersey, Channel Islands — 0.9%
15,474	Randgold Resources Ltd.	$1,410,030
18,451	Randgold Resources Ltd., ADR(a)	1,683,654

	Total Jersey, Channel Islands	3,093,684

Macau — 0.2%
653,000	Wynn Macau Ltd.	747,440

Malaysia — 0.8%
117,685	British American Tobacco Malaysia Bhd	1,571,777
265,700	Public Bank Bhd	1,167,663

	Total Malaysia	2,739,440

Mexico — 4.7%
67,200	América Móvil SAB de CV, Class L Shares, ADR	911,232
53,777	Fomento Económico Mexicano SAB de CV, ADR	5,032,990
548,500	Grupo Financiero Banorte SAB de CV, Class O Shares	2,768,839
481,935	Grupo México SAB de CV, Class B Shares	1,013,962
51,989	Grupo Televisa SAB, ADR	1,336,117
85,700	Industrias Peñoles SAB de CV	1,004,598
532,100	Kimberly-Clark de México SAB de CV, Class A Shares	1,168,231
72,600	Telesites SAB de CV*	38,687
1,352,453	Wal-Mart de Mexico SAB de CV	3,184,937

	Total Mexico	16,459,593

Netherlands — 0.9%
37,929	Heineken NV	3,050,309

Pakistan — 0.9%
1,023,073	Habib Bank Ltd.	1,770,189
597,162	Oil & Gas Development Co., Ltd.	612,126
753,816	Pakistan Petroleum Ltd.	834,790

	Total Pakistan	3,217,105

Peru — 0.8%
24,330	Credicorp Ltd.	2,852,449

Philippines — 0.4%
38,676	Philippine Long Distance Telephone Co., ADR	1,496,374

Poland — 0.2%
63,358	Eurocash SA	786,009

Russia — 6.1%
1,847,150	Alrosa PAO	1,707,707
422,689	Gazprom PAO, ADR	1,545,866
56,079	Lukoil PJSC, ADR	1,976,071
16,896	Magnit PJSC, Class Registered Shares, GDR	561,256
6,573	Magnit PJSC, GDR(e)	220,195
37,289	MegaFon PJSC, GDR	435,435
38,078	MegaFon PJSC, GDR(e)	447,417
165,239	Mobile Telesystems PJSC, ADR(a)	1,156,673
23,441	Novatek OAO, Class Registered Shares, GDR	2,010,564
4,703,064	Sberbank of Russia PJSC*	6,694,087
218,904	TMK PAO, Class Registered Shares, GDR	585,642
117,529	X5 Retail Group NV, Class Registered Shares, GDR*	2,176,235
123,700	Yandex NV, Class A Shares*	1,598,204

	Total Russia	21,115,352

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Africa — 4.9%
55,169	Bidvest Group Ltd. (The)	$1,240,383
86,888	Imperial Holdings Ltd.	652,018
35,330	Naspers Ltd., Class N Shares	4,186,729
66,208	Nedbank Group Ltd.	754,788
635,691	Petra Diamonds Ltd.	828,961
607,908	PPC Ltd.	434,819
123,963	Remgro Ltd.	1,879,904
289,007	Sanlam Ltd.	967,461
169,629	Shoprite Holdings Ltd.	1,642,278
356,145	Standard Bank Group Ltd.	2,445,134
112,290	Vodacom Group Ltd.	1,059,407
207,465	Woolworths Holdings Ltd.	1,054,312

	Total South Africa	17,146,194

South Korea — 9.3%
6,154	Amorepacific Corp.	1,821,946
16,879	CJ CGV Co., Ltd.(a)	1,584,337
24,758	Coway Co., Ltd.	1,947,792
37,567	Hansae Co., Ltd.(a)	1,766,857
294,237	Hanwha Life Insurance Co., Ltd.	1,451,875
10,680	Hyundai Mobis Co., Ltd.	2,141,189
9,279	Kangwon Land Inc.	308,352
68,629	KB Financial Group Inc.	1,640,414
59,381	Korea Aerospace Industries Ltd.	3,385,756
16,584	KT&G Corp.	1,425,563
2,677	LG Household & Health Care Ltd.	1,871,427
644	Orion Corp.	475,818
3,442	Samlip General Foods Co., Ltd.(a)	695,653
5,479	Samsung Electronics Co., Ltd.	5,196,536
7,717	Samsung Fire & Marine Insurance Co., Ltd.	1,888,550
87,058	Shinhan Financial Group Co., Ltd.	2,659,614
91,049	SK Hynix Inc.	2,198,450

	Total South Korea	32,460,129

Spain — 0.3%
289,239	Cemex Latam Holdings SA*	942,187

Taiwan — 6.4%
1,559,000	Advanced Semiconductor Engineering Inc.	1,766,798
133,100	Catcher Technology Co., Ltd.	1,037,865
152,473	Hiwin Technologies Corp.	608,777
568,750	Hon Hai Precision Industry Co., Ltd.	1,332,041
182,480	Hota Industrial Manufacturing Co., Ltd.	710,834
24,000	Largan Precision Co., Ltd.	1,804,093
169,088	President Chain Store Corp.	1,141,620
62,000	Silicon Motion Technology Corp., ADR	2,088,780
2,199,737	Taiwan Semiconductor Manufacturing Co., Ltd.	9,898,503
73,142	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,722,494

	Total Taiwan	22,111,805

Thailand — 2.7%
47,431	Airports of Thailand PCL	530,706
1,099,000	Bangkok Dusit Medical Services PCL, Class F Shares	665,687
2,923,200	CP ALL PCL	3,545,384
206,300	Kasikornbank PCL	1,003,658
454,264	PTT Exploration & Production PCL	863,050
96,200	Siam Cement PCL (The), Class Registered Shares	1,192,261
2,771,600	Thai Beverage PCL	1,379,592

	Total Thailand	9,180,338

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
Turkey — 3.1%
636,122		Akbank TAS	$1,584,021
299,187		Aselsan Elektronik Sanayi Ve Ticaret AS	1,778,427
1,745,138		Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT	1,517,080
299,773		KOC Holding AS	1,306,863
394,248		Turkcell Iletisim Hizmetleri AS	1,472,310
728,072		Türkiye Garanti Bankasi AS	1,805,844
720,540		Türkiye Is Bankasi, Class C Shares	1,097,372

		Total Turkey	10,561,917

United Kingdom — 5.5%
164,274		British American Tobacco PLC	8,902,297
101,329		SABMiller PLC	5,857,070
103,923		Unilever NV	4,442,815

		Total United Kingdom	19,202,182

United States — 0.5%
174,850		Freeport-McMoRan Inc.(a)	1,334,105
9,074		Las Vegas Sands Corp.	438,093

		Total United States	1,772,198

		TOTAL COMMON STOCKS (Cost — $358,340,432)	337,774,804

Face Amount†
SHORT-TERM INVESTMENTS (f) — 5.0%
MONEY MARKET FUND — 2.1%
$7,266,632		Invesco STIT — Government & Agency Portfolio(g) (Cost — $7,266,632)	7,266,632

TIME DEPOSITS — 2.9%
3,077,566		ANZ National Bank — London, 0.150% due 3/1/16	3,077,566
4,887,764		Banco Santander SA — Frankfurt, 0.150% due 3/1/16	4,887,764
192	SGD	BBH — Grand Cayman, 0.100% due 3/1/16	137
2,075,825		Sumitomo — Tokyo, 0.150% due 3/1/16	2,075,825

		TOTAL TIME DEPOSITS (Cost — $10,041,292)	10,041,292

		TOTAL SHORT-TERM INVESTMENTS (Cost — $17,307,924)	17,307,924

		TOTAL INVESTMENTS — 102.1% (Cost — $375,648,356#)	355,082,728

		Liabilities in Excess of Other Assets — (2.1)%	(7,326,043)

		TOTAL NET ASSETS — 100.0%	$347,756,685

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security trades on the Hong Kong exchange.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Illiquid security.
(e)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(f)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.9%.
(g)	Represents investment of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
GDR	— Global Depositary Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Currency Abbreviations used in this schedule:
SGD	— Singapore Dollar

Summary of Investments by Security Sector^
Financials	24.1%
Consumer Staples	19.3
Information Technology	18.3
Consumer Discretionary	8.1
Industrials	5.6
Energy	5.2
Materials	4.9
Telecommunication Services	4.9
Health Care	3.2
Utilities	1.5
Short-Term Investments	4.9

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES — 29.4%
Aerospace & Defense — 0.3%
$35,000	BBB+	BAE Systems Holdings Inc., Company Guaranteed Notes, 3.850% due 12/15/25(a)	$36,022
		Harris Corp., Senior Unsecured Notes:
120,000	BBB-	4.854% due 4/27/35	120,194
155,000	BBB-	5.054% due 4/27/45	159,439
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	BBB+	3.100% due 1/15/23	30,842
240,000	BBB+	3.550% due 1/15/26	251,884
45,000	BBB+	3.600% due 3/1/35	42,070
40,000	BBB+	4.500% due 5/15/36	42,269
115,000	BBB+	3.800% due 3/1/45	107,805
130,000	BBB	Northrop Grumman Corp., Senior Unsecured Notes, 3.850% due 4/15/45	125,580
		United Technologies Corp.:
910,000	BBB+	Junior Subordinated Notes, step bond to yield, 1.778% due 5/4/18	908,918
220,000	A-	Senior Unsecured Notes, 4.500% due 6/1/42	227,460

		Total Aerospace & Defense	2,052,483

Airlines — 0.5%
630,118	A	American Airlines Class A Pass Through Trust, Series 2013-2, Pass Thru Certificates, 4.950% due 1/15/23	664,774
333,873	BBB-	American Airlines Class B Pass Through Trust, Series 2013-1, Pass Thru Certificates, 5.625% due 1/15/21(a)	335,960
308,938	BBB-	American Airlines Class B Pass Through Trust, Series 2013-2, Pass Thru Certificates, 5.600% due 7/15/20(a)	310,869
82,380	A+	Continental Airlines Inc. Class A Pass Through Trust, Series 1998-1, Pass Thru Certificates, 6.648% due 9/15/17	83,818
265,953	A	Continental Airlines Inc. Class A-1 Pass Through Trust, Series 1999-2, Pass Thru Certificates, 7.256% due 3/15/20	285,899
697,519	A	Delta Air Lines Class A Pass Through Trust, Series 2009-1, Pass Thru Certificates, 7.750% due 12/17/19	784,708
124,732	A-	JetBlue Airways G-1 Pass Through Trust, Series 2004-2, Pass Thru Certificates, 0.993% due 8/15/16(b)	124,108
625,000	BBB+	JetBlue Airways G-2 Pass Through Trust, Series 2004-2, Pass Thru Certificates, 1.067% due 11/15/16(b)	619,531
288,586	BBB	Northwest Airlines Inc. Class A-1 Pass Through Trust, Pass Thru Certificates, 7.041% due 4/1/22	325,020
273,008	A+	UAL Pass Through Trust, Series 2009-1, Pass Thru Certificates, 10.400% due 11/1/16	284,953
35,551	A	UAL Pass Through Trust, Series 2009-2A, Pass Thru Certificates, 9.750% due 1/15/17	37,550

		Total Airlines	3,857,190

Automobiles — 0.3%
		Daimler Finance North America LLC, Company Guaranteed Notes:
330,000	A-	2.625% due 9/15/16(a)	332,261
250,000	A-	2.450% due 5/18/20(a)	248,076
740,000	BBB-	Ford Motor Co., Senior Unsecured Notes, 4.750% due 1/15/43	681,833
		General Motors Co., Senior Unsecured Notes:
330,000	BBB-	6.250% due 10/2/43	323,921
455,000	BBB-	5.200% due 4/1/45	394,412
275,000	BBB-	6.750% due 4/1/46	288,610

		Total Automobiles	2,269,113

Banks — 5.0%
		Bank of America Corp.:
		Senior Unsecured Notes:
850,000	Baa1(c)	8.950% due 5/18/17(b)	860,570

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks — 5.0% — (continued)
$1,584,000	Baa1(c)	9.570% due 6/6/17(b)	$1,602,477
80,000	BBB+	5.750% due 12/1/17	84,879
350,000	BBB+	5.650% due 5/1/18	373,827
453,000	BBB+	2.600% due 1/15/19	455,559
375,000	BBB+	2.250% due 4/21/20	367,472
500,000	BBB+	5.000% due 5/13/21	546,736
830,000	BBB+	3.300% due 1/11/23	829,160
490,000	BBB+	4.125% due 1/22/24	511,343
630,000	BBB+	4.000% due 4/1/24	651,134
635,000	BBB+	3.875% due 8/1/25	652,850
570,000	BBB+	5.000% due 1/21/44	607,792
270,000	BBB+	4.875% due 4/1/44	282,377
		Subordinated Notes:
600,000	BBB	5.420% due 3/15/17	621,032
990,000	BBB	4.200% due 8/26/24	992,723
610,000	BBB	4.000% due 1/22/25	593,674
400,000	BBB	3.950% due 4/21/25	386,238
		Bank of America NA:
390,000	A	Senior Unsecured Notes, 1.650% due 3/26/18	388,518
300,000	BBB+	Subordinated Notes, 6.100% due 6/15/17	315,022
100,000	BBB-	Barclays Bank PLC, Subordinated Notes, 5.140% due 10/14/20	107,532
		Barclays PLC:
		Senior Unsecured Notes:
230,000	BBB	3.650% due 3/16/25	211,831
955,000	BBB	4.375% due 1/12/26	923,415
200,000	BB+	Subordinated Notes, 4.375% due 9/11/24	183,994
320,000	A+	BNP Paribas SA, Senior Unsecured Notes, 2.375% due 9/14/17	323,410
		Capital One Financial Corp.:
560,000	BBB	Senior Unsecured Notes, 3.500% due 6/15/23	559,667
180,000	BBB-	Subordinated Notes, 4.200% due 10/29/25	176,952
800,000	BBB-	Chase Capital III, Limited Guaranteed Notes, 1.185% due 3/1/27(b)	642,000
		CIT Group Inc., Senior Unsecured Notes:
290,000	BB+	6.625% due 4/1/18(a)	305,588
300,000	BB+	5.000% due 8/15/22	301,875
		Cooperatieve Rabobank UA:
340,000	BBB+	Bank Guaranteed Notes, 4.375% due 8/4/25	342,437
		Company Guaranteed Notes:
200,000	A+	3.375% due 1/19/17	203,646
310,000	BBB+	4.625% due 12/1/23	316,679
400,000	BBB-	Junior Subordinated Notes, 11.000%(a)(b)(d)	473,584
320,000	A+	Senior Unsecured Notes, 2.500% due 1/19/21	321,030
450,000	BBB	Credit Agricole SA, Subordinated Notes, 4.375% due 3/17/25(a)	429,690
		Credit Suisse AG:
750,000	A	Senior Unsecured Notes, 1.700% due 4/27/18	742,320
471,000	BBB	Subordinated Notes, 6.000% due 2/15/18	498,878
		Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
505,000	BBB+	2.750% due 3/26/20	488,735
500,000	BBB+	3.800% due 9/15/22	490,564
200,000	BB+	Deutsche Bank AG, Subordinated Notes, 4.296% due 5/24/28(b)	171,375
		Discover Bank/Greenwood DE, Senior Unsecured Notes:
900,000	BBB	2.600% due 11/13/18	899,612
250,000	BBB	3.100% due 6/4/20	248,865
1,510,000	BBB-	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)	1,626,660
		HSBC Holdings PLC:
210,000	Baa3(c)	Junior Subordinated Notes, 6.375%(b)(d)	193,148

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks — 5.0% — (continued)
		Subordinated Notes:
$390,000	BBB+	4.250% due 8/18/25	$378,553
500,000	BBB+	6.500% due 9/15/37	558,248
450,000	BBB+	5.250% due 3/14/44	431,976
385,000	A	HSBC USA Inc., Senior Unsecured Notes, 2.350% due 3/5/20	377,432
335,000	A	ING Bank NV, Senior Unsecured Notes, 1.800% due 3/16/18(a)	334,521
810,000	BB	Intesa Sanpaolo SpA, Subordinated Notes, 5.017% due 6/26/24(a)	745,486
525,000	A	Lloyds Bank PLC, Company Guaranteed Notes, 1.750% due 5/14/18	521,941
245,000	BBB-	Lloyds Banking Group PLC, Subordinated Notes, 4.582% due 12/10/25(a)	241,811
600,000	BBB-	M&T Bank Corp., Junior Subordinated Notes, 6.875%(d)	602,640
530,000	A	Macquarie Bank Ltd., Senior Unsecured Notes, 1.249% due 10/27/17(a)(b)	526,879
300,000	A-	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21(a)	320,514
		Royal Bank of Canada, Covered Notes:
410,000	Aaa(c)	1.200% due 9/19/17	409,967
470,000	Aaa(c)	2.200% due 9/23/19	477,357
		Royal Bank of Scotland Group PLC:
40,000	B+	Junior Subordinated Notes, 7.648%(b)(d)	45,800
		Senior Unsecured Notes:
500,000	BBB-	1.875% due 3/31/17	498,532
550,000	BBB-	6.400% due 10/21/19	594,410
		Subordinated Notes:
130,000	BB	6.125% due 12/15/22	136,602
320,000	BB	6.100% due 6/10/23	324,423
220,000	BB	6.000% due 12/19/23	222,556
365,000	BB	5.125% due 5/28/24	350,639
90,000	BB+	Royal Bank of Scotland NV, Company Guaranteed Notes, 4.650% due 6/4/18	90,793
		Santander Holdings USA Inc., Senior Unsecured Notes:
219,000	BBB+	3.450% due 8/27/18	220,862
55,000	BBB+	2.650% due 4/17/20	53,164
120,000	BBB+	4.500% due 7/17/25	119,707
180,000	BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 2.875% due 10/16/20	176,832
880,000	BBB	Standard Chartered PLC, Subordinated Notes, 5.700% due 3/26/44(a)	770,062
1,000,000	A	UBS AG, Senior Unsecured Notes, 1.375% due 6/1/17	997,662
670,000	BBB	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570%(b)(d)	645,900
		Wells Fargo & Co.:
430,000	BBB	Junior Subordinated Notes, 5.875%(b)(d)	455,821
		Senior Unsecured Notes:
345,000	A	2.600% due 7/22/20	349,107
235,000	A	2.550% due 12/7/20	236,872
41,000	A	3.550% due 9/29/25	42,671
180,000	A	3.900% due 5/1/45	174,486
		Subordinated Notes:
330,000	A-	3.450% due 2/13/23	334,640
299,000	A-	4.480% due 1/16/24	318,071
730,000	A-	4.300% due 7/22/27	758,553
230,000	A-	5.375% due 11/2/43	249,351
170,000	A-	5.606% due 1/15/44	188,196
310,000	A-	4.650% due 11/4/44	303,913
310,000	A-	4.900% due 11/17/45	314,987
250,000	A	Wells Fargo Bank NA, Subordinated Notes, 6.000% due 11/15/17	268,377
100,000	BBB	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	101,000
480,000	AA-	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	523,608

		Total Banks	38,101,792

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Beverages — 1.2%
		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
$305,000	A-	2.650% due 2/1/21	$310,393
520,000	A-	3.300% due 2/1/23	534,844
2,055,000	A-	3.650% due 2/1/26	2,123,797
90,000	A-	4.700% due 2/1/36	94,533
2,130,000	A-	4.900% due 2/1/46	2,287,976
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
440,000	A-	5.000% due 4/15/20	486,711
200,000	A-	2.500% due 7/15/22	197,998
60,000	A-	3.750% due 7/15/42	54,646
185,000	AA-	Coca-Cola Co. (The), Senior Unsecured Notes, 2.875% due 10/27/25	189,931
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	585,084
275,000	BB+	Constellation Brands Inc., Company Guaranteed Notes, 6.000% due 5/1/22	310,750
213,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	234,907
200,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	204,769
275,000	BB-	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(a)	310,406
50,000	BBB-	Molson Coors Brewing Co., Company Guaranteed Notes, 3.500% due 5/1/22(e)	51,378
310,000	A	PepsiCo Inc., Senior Unsecured Notes, 7.900% due 11/1/18	360,812
		Pernod Ricard SA, Senior Unsecured Notes:
200,000	BBB-	2.950% due 1/15/17(a)	202,044
390,000	BBB-	4.450% due 1/15/22(a)	414,188

		Total Beverages	8,955,167

Biotechnology — 0.6%
		Amgen Inc., Senior Unsecured Notes:
189,000	A	2.125% due 5/1/20	187,886
70,000	A	3.625% due 5/22/24	72,183
490,000	A	5.375% due 5/15/43	525,424
125,000	A	4.400% due 5/1/45	119,866
		Biogen Inc., Senior Unsecured Notes:
40,000	A-	4.050% due 9/15/25	41,704
35,000	A-	5.200% due 9/15/45	35,987
		Celgene Corp., Senior Unsecured Notes:
80,000	BBB+	3.250% due 8/15/22	80,154
260,000	BBB+	3.550% due 8/15/22	266,381
540,000	BBB+	3.875% due 8/15/25	557,699
90,000	BBB+	5.250% due 8/15/43	92,504
830,000	BBB+	5.000% due 8/15/45	852,690
		Gilead Sciences Inc., Senior Unsecured Notes:
450,000	A	3.700% due 4/1/24	474,964
794,000	A	3.650% due 3/1/26	832,212
85,000	A	4.800% due 4/1/44	89,569
435,000	A	4.750% due 3/1/46	459,799

		Total Biotechnology	4,689,022

Capital Markets — 1.2%
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
345,000	A	3.400% due 5/15/24	357,009
35,000	A	3.000% due 2/24/25	35,129
450,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000%(b)(d)	320,625
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
300,000	BBB+	1.036% due 3/22/16(b)	299,996
800,000	BBB+	6.250% due 9/1/17	848,877
225,000	BBB+	2.375% due 1/22/18	226,468

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Capital Markets — 1.2% — (continued)
$950,000	BBB+	6.150% due 4/1/18	$1,024,453
389,000	BBB+	2.900% due 7/19/18	394,474
34,000	BBB+	2.625% due 1/31/19	34,324
150,000	BBB+	7.500% due 2/15/19	170,828
257,000	BBB+	2.550% due 10/23/19	257,667
1,060,000	BBB+	6.000% due 6/15/20	1,190,786
40,000	BBB+	5.250% due 7/27/21	44,489
550,000	BBB+	3.750% due 5/22/25	557,985
70,000	A3e(c)	3.750% due 2/25/26	70,705
630,000	BBB+	6.250% due 2/1/41	757,106
75,000	BBB+	4.800% due 7/8/44	76,099
650,000	BBB+	4.750% due 10/21/45	663,829
		Subordinated Notes:
350,000	BBB-	4.250% due 10/21/25	348,898
700,000	BBB-	6.750% due 10/1/37	802,450
500,000	BBB-	5.150% due 5/22/45	478,450
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(f)(g)	—

		Total Capital Markets	8,960,647

Chemicals — 0.2%
100,000	BB	Axiall Corp., Company Guaranteed Notes, 4.875% due 5/15/23	97,375
		CF Industries Inc., Company Guaranteed Notes:
30,000	BBB-	5.150% due 3/15/34	25,397
130,000	BBB-	5.375% due 3/15/44	110,772
		Dow Chemical Co. (The), Senior Unsecured Notes:
70,000	BBB	3.500% due 10/1/24	70,449
40,000	BBB	4.250% due 10/1/34	36,677
45,000	BBB	4.375% due 11/15/42	40,777
240,000	BB	Eagle Spinco Inc., Company Guaranteed Notes, 4.625% due 2/15/21	238,308
355,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	344,025
140,000	BBB+	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	152,361
200,000	BBB	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	222,561
410,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(a)	383,239
60,000	A-	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	65,457
33,000	A-	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	36,015

		Total Chemicals	1,823,413

Commercial Services & Supplies — 0.2%
460,000	AAA	Northwestern University, Unsecured Notes, 3.688% due 12/1/38	487,341
150,000	BBB+	Republic Services Inc., Senior Unsecured Notes, 3.200% due 3/15/25	150,038
210,000	BB-	United Rentals North America Inc., Company Guaranteed Notes, 5.750% due 11/15/24	205,758
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	43,131
110,000	A-	3.500% due 5/15/24	114,276
70,000	A-	7.375% due 5/15/29	94,655
110,000	A-	4.100% due 3/1/45	108,218
150,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(a)	134,812

		Total Commercial Services & Supplies	1,338,229

Consumer Finance — 0.5%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,000,000	BBB-	1.700% due 5/9/16	1,000,824
500,000	BBB-	6.625% due 8/15/17	530,260
225,000	BBB-	1.724% due 12/6/17	222,016
320,000	BBB-	8.125% due 1/15/20	372,818
390,000	BBB-	3.200% due 1/15/21	385,447

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Consumer Finance — 0.5% — (continued)
		General Motors Financial Co., Inc., Company Guaranteed Notes:
$175,000	BBB-	3.250% due 5/15/18	$175,418
300,000	BBB-	3.150% due 1/15/20	293,855
170,000	BBB-	3.450% due 4/10/22	160,582
		Hyundai Capital America, Senior Unsecured Notes:
100,000	A-	2.125% due 10/2/17(a)	100,104
75,000	A-	2.400% due 10/30/18(a)	75,241
230,000	A-	3.000% due 10/30/20(a)	233,464
410,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.250% due 10/5/17	410,314

		Total Consumer Finance	3,960,343

Containers & Packaging — 0.0%
200,000	B+	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes, 3.512% due 12/15/19(a)(b)	195,000
		WestRock RKT Co., Company Guaranteed Notes:
120,000	BBB	3.500% due 3/1/20	121,776
20,000	BBB	4.000% due 3/1/23	20,583

		Total Containers & Packaging	337,359

Diversified Financial Services — 3.8%
		ACE INA Holdings Inc., Company Guaranteed Notes:
80,000	A	2.300% due 11/3/20	80,516
100,000	A	3.350% due 5/3/26	102,597
		American Express Co.:
72,000	BBB+	Senior Unsecured Notes, 2.650% due 12/2/22	70,037
310,000	BB+	Subordinated Notes, 6.800% due 9/1/66(b)	310,000
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A-	6.400% due 10/2/17	21,369
2,280,000	A-	7.250% due 2/1/18	2,499,407
600,000	BBB+	Capital One Bank USA NA, Senior Unsecured Notes, 1.200% due 2/13/17	598,116
1,400,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(a)	1,529,611
		Citigroup Inc.:
530,000	BB+	Junior Subordinated Notes, 5.950%(b)(d)	498,863
		Senior Unsecured Notes:
1,200,000	BBB+	1.579% due 7/25/16(b)	1,201,739
500,000	BBB+	2.500% due 9/26/18	503,494
104,000	BBB+	8.125% due 7/15/39	148,761
770,000	BBB+	4.650% due 7/30/45	775,459
		Subordinated Notes:
410,000	BBB	4.400% due 6/10/25	408,597
250,000	BBB	5.500% due 9/13/25	268,280
1,190,000	BBB	4.300% due 11/20/26	1,156,503
340,000	BBB	4.450% due 9/29/27	335,247
30,000	BBB	6.625% due 6/15/32	34,593
280,000	BBB	6.675% due 9/13/43	331,298
370,000	BBB	5.300% due 5/6/44	368,381
100,000	A-	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	133,095
1,200,000	A-	Farmers Exchange Capital II, Subordinated Notes, 6.151% due 11/1/53(a)(b)	1,320,972
		GE Capital International Funding Co., Company Guaranteed Notes:
912,000	AA+	0.964% due 4/15/16(a)	912,180
607,000	AA+	2.342% due 11/15/20(a)	613,491
1,460,000	AA+	4.418% due 11/15/35(a)	1,527,627
430,000	A-	HSBC Finance Corp., Subordinated Notes, 6.676% due 1/15/21	478,925
270,000	B+	ILFC E-Capital Trust II, Limited Guaranteed Notes, 4.740% due 12/21/65(a)(b)	209,925
80,000	A	Intercontinental Exchange Inc., Company Guaranteed Notes, 3.750% due 12/1/25	82,943

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Financial Services — 3.8% — (continued)
		International Lease Finance Corp., Senior Secured Notes:
$880,000	BBB-	6.750% due 9/1/16(a)	$896,500
1,230,000	BBB-	7.125% due 9/1/18(a)	1,340,700
		John Deere Capital Corp., Senior Unsecured Notes:
130,000	A	2.250% due 4/17/19	131,846
70,000	A	1.700% due 1/15/20	69,501
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
940,000	A-	2.000% due 8/15/17	944,454
295,000	A-	6.000% due 1/15/18	316,541
69,000	A-	1.800% due 1/25/18	68,880
230,000	A-	1.700% due 3/1/18	229,546
195,000	A-	2.200% due 10/22/19	194,973
200,000	A-	2.250% due 1/23/20	199,519
555,000	A-	2.750% due 6/23/20	561,334
90,000	A-	4.400% due 7/22/20	96,560
		Subordinated Notes:
630,000	BBB+	6.125% due 6/27/17	663,529
190,000	BBB+	3.375% due 5/1/23	187,812
430,000	BBB+	3.875% due 9/10/24	431,310
489,000	BBB+	4.250% due 10/1/27	498,720
360,000	BBB+	4.950% due 6/1/45	364,528
900,000	BBB-	JPMorgan Chase Capital XXIII, Limited Guaranteed Notes, 1.618% due 5/15/47(b)	616,320
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	30,020
360,000	BB-	Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	356,400
493,550	BBB-	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(a)	550,488
100,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(a)	94,000
		State Street Corp.:
430,000	BBB	Junior Subordinated Notes, 4.956% due 3/15/18	451,744
		Senior Unsecured Notes:
250,000	A	2.550% due 8/18/20	255,483
110,000	A	3.300% due 12/16/24	112,931
277,307	Baa1(c)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(a)	275,567
25,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 2.700% due 2/3/20	24,523
550,000	BBB+	UBS Group Funding Jersey Ltd., Company Guaranteed Notes, 4.125% due 9/24/25(a)	548,738
		Visa Inc., Senior Unsecured Notes:
235,000	A+	2.800% due 12/14/22	242,173
825,000	A+	3.150% due 12/14/25	857,861
140,000	A+	4.150% due 12/14/35	148,897
295,000	A+	4.300% due 12/14/45	317,613
750,000	A	ZFS Finance USA Trust II, Junior Subordinated Notes, 6.450% due 12/15/65(a)(b)	752,250

		Total Diversified Financial Services	29,353,287

Diversified Telecommunication Services — 1.6%
		AT&T Inc., Senior Unsecured Notes:
330,000	BBB+	5.500% due 2/1/18	351,881
54,000	BBB+	2.375% due 11/27/18	54,617
10,000	BBB+	5.800% due 2/15/19	11,041
53,000	BBB+	2.300% due 3/11/19	53,361
265,000	BBB+	2.450% due 6/30/20	263,603
365,000	BBB+	3.000% due 6/30/22	362,235
1,230,000	BBB+	3.400% due 5/15/25	1,210,608
245,000	BBB+	4.500% due 5/15/35	225,593
5,000	BBB+	5.350% due 9/1/40	4,884
150,000	BBB+	5.550% due 8/15/41	147,837

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Telecommunication Services — 1.6% — (continued)
$70,000	BBB+	4.300% due 12/15/42	$60,034
110,000	BBB+	4.800% due 6/15/44	101,086
195,000	BBB+	4.350% due 6/15/45	166,702
650,000	BBB+	4.750% due 5/15/46	595,601
164,000	BBB	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	165,476
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	219,985
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
80,000	B+	7.500% due 4/1/21	56,000
370,000	B+	5.500% due 8/1/23	242,350
		Verizon Communications Inc., Senior Unsecured Notes:
120,000	BBB+	3.450% due 3/15/21	124,867
900,000	BBB+	3.000% due 11/1/21	915,289
1,112,000	BBB+	5.150% due 9/15/23	1,260,888
284,000	BBB+	6.400% due 9/15/33	331,842
470,000	BBB+	4.400% due 11/1/34	442,879
200,000	BBB+	4.272% due 1/15/36	185,266
3,028,000	BBB+	6.550% due 9/15/43	3,704,936
65,000	BBB+	4.862% due 8/21/46	63,753
75,000	BBB+	5.012% due 8/21/54	69,939
520,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 6.000% due 10/15/24(a)	523,250

		Total Diversified Telecommunication Services	11,915,803

Electric Utilities — 1.8%
		Berkshire Hathaway Energy Co., Senior Unsecured Notes:
250,000	A-	5.950% due 5/15/37	294,174
275,000	A-	6.500% due 9/15/37	344,050
200,000	BB	Calpine Corp., Senior Secured Notes, 5.875% due 1/15/24(a)	204,500
215,000	BBB+	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	234,758
140,000	BBB	CMS Energy Corp., Senior Unsecured Notes, 4.875% due 3/1/44	146,934
170,000	A	DTE Electric Co., General Refinance Mortgage, 3.700% due 3/15/45	165,590
500,000	A	Duke Energy Carolinas LLC, 1st Mortgage Notes, 4.250% due 12/15/41	522,358
310,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 3.550% due 9/15/21	322,530
195,000	A	Duke Energy Florida LLC, 1st Mortgage Notes, 5.900% due 3/1/33	234,485
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(a)	857,045
920,000	A-	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,043,832
		Exelon Corp., Senior Unsecured Notes:
755,000	BBB-	1.550% due 6/9/17	751,574
175,000	BBB-	2.850% due 6/15/20	176,642
105,000	BBB-	5.625% due 6/15/35	114,608
		FirstEnergy Corp., Senior Unsecured Notes:
100,000	BB+	2.750% due 3/15/18	101,066
1,130,000	BB+	7.375% due 11/15/31	1,407,534
		Florida Power & Light Co., 1st Mortgage Notes:
55,000	A	4.950% due 6/1/35	63,052
275,000	A	5.950% due 2/1/38	355,234
211,539	BBB-	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20(g)	239,039
350,000	BB+	IPALCO Enterprises Inc., Senior Secured Notes, 5.000% due 5/1/18	366,625
700,000	BBB-	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	747,008
775,000	BBB+	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21.	975,915
400,000	A+	MidAmerican Energy Co., 1st Mortgage Notes, 4.250% due 5/1/46	418,270
487,147	CCC+	Miran Mid Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	475,577
880,000	BBB	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	1,082,943

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Electric Utilities — 1.8% — (continued)
$235,000	A+	PacifiCorp, 1st Mortgage Notes, 4.100% due 2/1/42	$239,542
500,000	BBB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	561,608
500,000	A	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.000% due 6/1/44	514,173
200,000	A	Texas-New Mexico Power Co., 1st Mortgage Notes, 6.950% due 4/1/43(a)	271,217
		Virginia Electric & Power Co., Senior Unsecured Notes:
125,000	BBB+	6.000% due 5/15/37	156,374
25,000	BBB+	6.350% due 11/30/37	32,693
250,000	BBB+	4.000% due 1/15/43	247,290

		Total Electric Utilities	13,668,240

Electrical Equipment — 0.0%
30,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	31,598

Electronic Equipment, Instruments & Components — 0.0%
303,000	BBB-	Jabil Circuit Inc., Senior Unsecured Notes, 8.250% due 3/15/18	329,134

Energy Equipment & Services — 0.2%
600,000	BB+	Boardwalk Pipelines LP, Company Guaranteed Notes, 4.950% due 12/15/24	514,457
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	424,424
		Williams Partners LP, Senior Unsecured Notes:
540,000	BBB-	3.600% due 3/15/22	424,566
60,000	BBB-	4.500% due 11/15/23	46,121
40,000	BBB-	4.300% due 3/4/24	31,312
		Williams Partners LP/ACMP Finance Corp., Senior Unsecured Notes:
180,000	BBB-	6.125% due 7/15/22	158,658
30,000	BBB-	4.875% due 3/15/24	23,995

		Total Energy Equipment & Services	1,623,533

Food & Staples Retailing — 0.4%
		CVS Health Corp., Senior Unsecured Notes:
550,000	BBB+	1.900% due 7/20/18	552,137
269,000	BBB+	2.800% due 7/20/20	275,722
420,000	BBB+	2.750% due 12/1/22	418,884
305,000	BBB+	3.875% due 7/20/25	326,850
320,000	BBB+	4.875% due 7/20/35	344,835
50,000	BBB+	5.300% due 12/5/43	56,915
560,000	BBB+	5.125% due 7/20/45	630,757
255,803	BBB+	CVS Pass-Through Trust, Pass Thru Certificates, 6.036% due 12/10/28	286,559
90,000	BBB	Kroger Co. (The), Company Guaranteed Notes, 6.900% due 4/15/38	115,701

		Total Food & Staples Retailing	3,008,360

Food Products — 0.3%
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
900,000	BBB-	1.600% due 6/30/17(a)	899,324
150,000	BBB-	3.950% due 7/15/25(a)	157,486
140,000	BBB-	5.000% due 7/15/35(a)	146,385
90,000	BBB-	5.200% due 7/15/45(a)	97,266
156,000	BBB-	Secured Notes, 4.875% due 2/15/25(a)	170,840
270,000	BBB	Mondelez International Inc., Senior Unsecured Notes, 4.000% due 2/1/24	282,074
40,000	BBB	Tyson Foods Inc., Company Guaranteed Notes, 5.150% due 8/15/44	42,885
		WM Wrigley Jr Co., Senior Unsecured Notes:
50,000	A-	2.400% due 10/21/18(a)	50,331
180,000	A-	2.900% due 10/21/19(a)	182,701

		Total Food Products	2,029,292

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Health Care Equipment & Supplies — 0.3%
$400,000	AA-	Baylor Scott & White Holdings, Unsecured Notes, 4.185% due 11/15/45	$405,570
		Becton Dickinson & Co., Senior Unsecured Notes:
180,000	BBB+	3.734% due 12/15/24	186,245
60,000	BBB+	4.685% due 12/15/44	62,153
65,000	BBB-	Boston Scientific Corp., Senior Unsecured Notes, 3.850% due 5/15/25	65,255
		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Company Guaranteed
		Notes:
80,000	BB-	4.875% due 4/15/20(a)	79,600
10,000	BB-	5.625% due 10/15/23(a)	9,875
		Medtronic Inc., Company Guaranteed Notes:
100,000	A	4.450% due 3/15/20	109,084
165,000	A	3.625% due 3/15/24	173,880
1,025,000	A	3.500% due 3/15/25	1,077,468
100,000	A	5.550% due 3/15/40	119,266
80,000	A	4.625% due 3/15/45	85,362
330,000	BBB	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 4.450% due 8/15/45	304,616

		Total Health Care Equipment & Supplies	2,678,374

Health Care Providers & Services — 0.8%
165,000	A	Aetna Inc., Senior Unsecured Notes, 4.125% due 11/15/42	153,882
		Anthem Inc., Senior Unsecured Notes:
30,000	A	5.875% due 6/15/17	31,512
510,000	A	3.125% due 5/15/22	502,719
530,000	A	3.300% due 1/15/23	522,295
60,000	A	4.650% due 8/15/44	56,754
30,000	A	Catholic Health Initiatives, Secured Notes, 4.350% due 11/1/42	29,329
145,000	BB	CHS/Community Health Systems Inc., Senior Secured Notes, 5.125% due 8/15/18	146,269
		DaVita HealthCare Partners Inc., Company Guaranteed Notes:
20,000	B+	5.125% due 7/15/24	20,388
60,000	B+	5.000% due 5/1/25	60,000
20,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 5.750% due 2/15/21(a)	21,700
		HCA Inc.:
		Company Guaranteed Notes:
210,000	B+	7.500% due 2/15/22	238,308
60,000	B+	5.375% due 2/1/25	61,200
		Senior Secured Notes:
10,000	BBB-	4.250% due 10/15/19	10,312
550,000	BBB-	6.500% due 2/15/20	610,610
180,000	BBB-	5.250% due 4/15/25	185,850
		Humana Inc., Senior Unsecured Notes:
60,000	BBB+	3.150% due 12/1/22	59,701
70,000	BBB+	4.625% due 12/1/42	66,998
1,000,000	AA-	Providence Health & Services Obligated Group, Unsecured Notes, 1.562% due 10/1/17(b)	997,235
		Tenet Healthcare Corp.:
300,000	BB-	Senior Secured Notes, 4.012% due 6/15/20(a)(b)	297,000
		Senior Unsecured Notes:
60,000	CCC+	8.125% due 4/1/22	59,287
80,000	CCC+	6.750% due 6/15/23	72,900
		UnitedHealth Group Inc., Senior Unsecured Notes:
570,000	A+	3.375% due 11/15/21	604,801
160,000	A+	3.350% due 7/15/22	167,407
455,000	A+	3.750% due 7/15/25	484,651
95,000	A+	4.625% due 7/15/35	102,180
205,000	A+	4.250% due 3/15/43	205,433
110,000	A+	4.750% due 7/15/45	120,580

		Total Health Care Providers & Services	5,889,301

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Hotels, Restaurants & Leisure — 0.2%
$130,000	B-	1011778 BC ULC/New Red Finance Inc., Secured Notes, 6.000% due 4/1/22(a)	$135,850
300,000	BB	Churchill Downs Inc., Company Guaranteed Notes, 5.375% due 12/15/21	309,750
390,000	BB	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed
		Notes, 5.625% due 10/15/21	406,575
		McDonald’s Corp., Senior Unsecured Notes:
210,000	BBB+	3.700% due 1/30/26	219,082
130,000	BBB+	4.600% due 5/26/45	131,179

		Total Hotels, Restaurants & Leisure	1,202,436

Household Durables — 0.0%
		Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed
150,000	BB-	Notes, 5.250% due 4/15/21(a)	140,250

Household Products — 0.1%
245,000	A	Kimberly-Clark Corp., Senior Unsecured Notes, 2.650% due 3/1/25	247,021
200,000	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior
		Secured Notes, 7.875% due 8/15/19	208,750

		Total Household Products	455,771

Independent Power and Renewable Electricity Producers — 0.0%
		AES Corp., Senior Unsecured Notes:
60,000	BB-	7.375% due 7/1/21	62,850
90,000	BB-	4.875% due 5/15/23	81,450

		Total Independent Power and Renewable Electricity Producers	144,300

Industrial Conglomerates — 0.5%
		Eaton Corp., Company Guaranteed Notes:
80,000	A-	1.500% due 11/2/17	79,675
608,000	A-	2.750% due 11/2/22	597,850
310,000	A-	4.150% due 11/2/42	296,618
		General Electric Co.:
		Senior Unsecured Notes:
90,000	AA+	5.550% due 5/4/20	103,049
72,000	AA+	4.650% due 10/17/21	81,621
530,000	AA+	2.700% due 10/9/22	548,564
1,025,000	AA+	1.098% due 8/15/36(b)	881,848
122,000	AA+	6.150% due 8/7/37	157,848
328,000	AA+	6.875% due 1/10/39	460,542
220,000	AA+	4.500% due 3/11/44	236,247
		Subordinated Notes:
141,000	AA	5.300% due 2/11/21	159,582

		Total Industrial Conglomerates	3,603,444

Insurance — 0.7%
		American International Group Inc., Senior Unsecured Notes:
330,000	A-	4.875% due 6/1/22	352,476
195,000	A-	4.375% due 1/15/55	159,031
400,000	AA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.400% due 5/15/42	399,083
44,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	40,480
605,000	AA	Jackson National Life Global Funding, Senior Secured Notes, 1.875% due 10/15/18(a)	604,305
250,000	A+	Loews Corp., Senior Unsecured Notes, 4.125% due 5/15/43	229,617
		MetLife Inc.:
870,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	853,000
320,000	A-	Senior Unsecured Notes, 4.050% due 3/1/45	289,860
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 2.802% due 12/15/24(a)(b)	828,300
390,000	A	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	450,014
595,000	A	Reliance Standard Life Global Funding II, Secured Notes, 2.150% due 10/15/18(a)	589,784

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Insurance — 0.7% — (continued)
$230,000	AA-	Swiss Re Treasury US Corp., Company Guaranteed Notes, 2.875% due 12/6/22(a)	$228,566
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
290,000	AA-	6.850% due 12/16/39(a)	365,192
300,000	AA-	4.900% due 9/15/44(a)	305,700
50,000	BBB	Voya Financial Inc., Company Guaranteed Notes, 2.900% due 2/15/18	50,468

		Total Insurance	5,745,876

Internet & Catalog Retail — 0.1%
250,000	AA-	Amazon.com Inc., Senior Unsecured Notes, 4.950% due 12/5/44	277,552
590,000	B+	Netflix Inc., Senior Unsecured Notes, 5.500% due 2/15/22	622,450

		Total Internet & Catalog Retail	900,002

Life Sciences Tools & Services — 0.0%
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
235,000	BBB	3.600% due 8/15/21	240,681
20,000	BBB	5.300% due 2/1/44	21,617

		Total Life Sciences Tools & Services	262,298

Machinery — 0.0%
280,000	BBB-	AGCO Corp., Senior Unsecured Notes, 5.875% due 12/1/21	307,989

Media — 1.5%
		21st Century Fox America Inc., Company Guaranteed Notes:
30,000	BBB+	4.500% due 2/15/21	32,714
125,000	BBB+	8.500% due 2/23/25	165,940
415,000	BBB+	3.700% due 10/15/25	418,278
25,000	BBB+	6.200% due 12/15/34	27,922
10,000	BBB+	6.900% due 8/15/39	11,285
200,000	BB-	Altice Financing SA, Senior Secured Notes, 6.625% due 2/15/23(a)	198,000
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
54,000	BB-	7.000% due 1/15/19	55,205
555,000	BB-	5.125% due 5/1/23(a)	552,225
		CCO Safari II LLC, Senior Secured Notes:
705,000	BBB-	3.579% due 7/23/20(a)	706,963
125,000	BBB-	4.464% due 7/23/22(a)	127,059
410,000	BBB-	4.908% due 7/23/25(a)	421,237
240,000	BBB-	6.384% due 10/23/35(a)	251,236
815,000	BBB-	6.484% due 10/23/45(a)	861,661
200,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	279,874
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	5.875% due 2/15/18	32,541
540,000	A-	5.700% due 5/15/18	589,350
102,000	A-	4.200% due 8/15/34	104,228
80,000	A-	6.500% due 11/15/35	100,902
40,000	A-	6.450% due 3/15/37	50,672
50,000	A-	6.950% due 8/15/37	66,678
90,000	A-	6.550% due 7/1/39	116,517
185,000	A-	4.650% due 7/15/42	196,615
		Cox Communications Inc., Senior Unsecured Notes:
72,000	BBB	8.375% due 3/1/39(a)	78,784
10,000	BBB	4.700% due 12/15/42(a)	7,695
98,000	BBB	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes, 4.600% due 2/15/21	105,784
		Discovery Communications LLC, Company Guaranteed Notes:
3,000	BBB-	5.050% due 6/1/20	3,143

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Media — 1.5% — (continued)
$40,000	BBB-	3.450% due 3/15/25	$36,060
144,000	BBB-	4.875% due 4/1/43	115,666
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB-	5.125% due 5/1/20	19,850
230,000	BB-	6.750% due 6/1/21	234,887
60,000	BB-	5.875% due 7/15/22	57,600
150,000	BB-	5.875% due 11/15/24	135,345
900,000	A-	NBCUniversal Enterprise Inc., Company Guaranteed Notes, 1.159% due 4/15/16(a)(b)	904,554
321,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 4.450% due 1/15/43	321,640
305,000	BB-	Neptune Finco Corp., Senior Unsecured Notes, 6.625% due 10/15/25(a)	322,537
		Numericable-SFR SA, Senior Secured Notes:
200,000	B+	6.000% due 5/15/22(a)	199,000
380,000	B+	6.250% due 5/15/24(a)	372,400
593,000	BBB	Scripps Networks Interactive Inc., Senior Unsecured Notes, 2.700% due 12/15/16	597,586
200,000	BBB	Sky PLC, Company Guaranteed Notes, 3.750% due 9/16/24(a)	198,061
		Time Warner Cable Inc., Company Guaranteed Notes:
510,000	BBB	8.250% due 4/1/19	583,470
200,000	BBB	5.000% due 2/1/20	212,478
140,000	BBB	4.125% due 2/15/21	144,282
90,000	BBB	7.300% due 7/1/38	95,226
60,000	BBB	5.875% due 11/15/40	55,989
240,000	BBB	5.500% due 9/1/41	214,313
80,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 7/15/33	95,132
		Time Warner Inc., Company Guaranteed Notes:
100,000	BBB	4.700% due 1/15/21	107,850
110,000	BBB	4.750% due 3/29/21	118,737
370,000	BBB	7.700% due 5/1/32	445,040
30,000	BBB	6.250% due 3/29/41	32,239
100,000	B+	Univision Communications Inc., Senior Secured Notes, 6.750% due 9/15/22(a)	106,620
		Viacom Inc., Senior Unsecured Notes:
50,000	BBB-	4.250% due 9/1/23	48,934
10,000	BBB-	3.875% due 4/1/24	9,376

		Total Media	11,347,380

Metals & Mining — 0.4%
		ArcelorMittal, Senior Unsecured Notes:
70,000	BB	6.500% due 3/1/21	63,350
170,000	BB	6.125% due 6/1/25	138,550
90,000	BB	8.000% due 10/15/39	71,235
178,000	BBB-	Barrick Gold Corp., Senior Unsecured Notes, 4.100% due 5/1/23	166,425
200,000	BBB-	Barrick North America Finance LLC, Company Guaranteed Notes, 4.400% due 5/30/21	196,341
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
370,000	A	6.500% due 4/1/19	406,366
190,000	A	5.000% due 9/30/43	185,449
310,000	BBB+	6.750% due 10/19/75(a)(b)	299,925
120,000	BB+	FMG Resources August 2006 Pty Ltd., Senior Secured Notes, 9.750% due 3/1/22(a)	113,400
40,000	BB	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.000% due 11/14/21	27,400
330,000	BBB-	Glencore Finance Canada Ltd., Company Guaranteed Notes, 2.700% due 10/25/17(a)	318,576
390,000	A-	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 9.000% due 5/1/19	452,510
660,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	496,226
		Vale Overseas Ltd., Company Guaranteed Notes:
72,000	BBB-	4.375% due 1/11/22	55,800
260,000	BBB-	6.875% due 11/21/36	179,010

		Total Metals & Mining	3,170,563

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 2.7%
$140,000	BBB	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	$125,736
		Anadarko Petroleum Corp., Senior Unsecured Notes:
308,000	BBB	5.950% due 9/15/16	309,563
827,000	BBB	6.375% due 9/15/17	839,721
200,000	BBB	3.450% due 7/15/24(e)	162,380
170,000	BBB	6.450% due 9/15/36	141,491
150,000	BBB	4.500% due 7/15/44	103,135
		Apache Corp., Senior Unsecured Notes:
330,000	BBB	5.100% due 9/1/40	242,699
78,000	BBB	4.750% due 4/15/43	59,840
90,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	38,250
		BP Capital Markets PLC, Company Guaranteed Notes:
160,000	A-	3.245% due 5/6/22	157,873
630,000	A-	3.506% due 3/17/25	613,516
160,000	CCC+	California Resources Corp., Company Guaranteed Notes, 5.500% due 9/15/21	22,400
300,000	CC	Chesapeake Energy Corp., Company Guaranteed Notes, 6.875% due 11/15/20	66,000
		Concho Resources Inc., Company Guaranteed Notes:
90,000	BB+	6.500% due 1/15/22	86,850
50,000	BB+	5.500% due 10/1/22	46,594
230,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	241,985
		Continental Resources Inc., Company Guaranteed Notes:
60,000	BB+	4.500% due 4/15/23	42,976
295,000	BB+	4.900% due 6/1/44	181,389
		Devon Energy Corp., Senior Unsecured Notes:
214,000	BBB	3.250% due 5/15/22(e)	165,063
210,000	BBB	5.850% due 12/15/25(e)	183,020
240,000	BBB	5.600% due 7/15/41	164,190
29,000	BBB	5.000% due 6/15/45	19,124
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB	4.125% due 1/16/25	73,103
380,000	BBB	5.375% due 6/26/26	309,225
220,000	BBB	5.875% due 5/28/45	154,550
430,000	BBB-	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	459,515
		Energy Transfer Partners LP, Senior Unsecured Notes:
10,000	BBB-	4.900% due 2/1/24	8,759
497,000	BBB-	4.050% due 3/15/25	412,583
103,000	BBB-	4.750% due 1/15/26	88,561
500,000	BBB-	8.250% due 11/15/29	517,851
200,000	BBB-	4.900% due 3/15/35	145,570
293,000	BBB-	6.500% due 2/1/42	237,459
110,000	BBB	Ensco PLC, Senior Unsecured Notes, 4.700% due 3/15/21	59,094
		Enterprise Products Operating LLC, Company Guaranteed Notes:
160,000	BBB+	6.300% due 9/15/17	168,057
295,000	BBB+	3.900% due 2/15/24	279,622
190,000	BBB+	3.750% due 2/15/25	180,498
150,000	BBB+	3.700% due 2/15/26	140,675
290,000	BBB+	5.100% due 2/15/45	258,542
30,000	BBB+	4.900% due 5/15/46	26,540
365,000	BBB+	EOG Resources Inc., Senior Unsecured Notes, 2.450% due 4/1/20	348,945
140,000	CCC+	EP Energy LLC/Everest Acquisition Finance Inc., Company Guaranteed Notes, 6.375% due 6/15/23	38,500
		Exxon Mobile Corp., Senior Unsecured Notes:
240,000	AAA	3.043% due 3/1/26	240,200
70,000	AAA	4.114% due 3/1/46	71,095

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 2.7% — (continued)
$298,000	BB	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Company Guaranteed Notes, 6.125% due 6/15/19	$237,655
		Halliburton Co., Senior Unsecured Notes:
90,000	A	2.700% due 11/15/20	88,412
270,000	A	3.800% due 11/15/25	255,997
10,000	BBB-	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	8,719
		Kerr-McGee Corp., Company Guaranteed Notes:
200,000	BBB	6.950% due 7/1/24	189,847
75,000	BBB	7.875% due 9/15/31	68,022
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
170,000	BBB-	6.850% due 2/15/20	174,938
460,000	BBB-	6.500% due 4/1/20	464,633
190,000	BBB-	3.500% due 3/1/21	171,527
50,000	BBB-	4.300% due 5/1/24	44,183
115,000	BBB-	5.400% due 9/1/44	90,294
80,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 4.750% due 9/15/44	52,058
		MPLX LP, Company Guaranteed Notes:
140,000	BBB-	5.500% due 2/15/23(a)	125,125
90,000	BBB-	4.875% due 12/1/24(a)	73,651
210,000	BBB-	4.875% due 6/1/25(a)	171,609
		Noble Energy Inc., Senior Unsecured Notes:
70,000	BBB	4.150% due 12/15/21	61,057
160,000	BBB	3.900% due 11/15/24	134,868
265,000	BBB	5.250% due 11/15/43	196,189
		Occidental Petroleum Corp., Senior Unsecured Notes:
120,000	A	3.125% due 2/15/22	118,855
110,000	A	4.625% due 6/15/45	105,760
1,000,000	BBB-	Panhandle Eastern Pipe Line Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,008,010
1,800,000	B+	Petrobras Global Finance BV, Company Guaranteed Notes, 5.375% due 1/27/21	1,354,500
		Petroleos Mexicanos, Company Guaranteed Notes:
400,000	BBB+	6.000% due 3/5/20	412,400
920,000	BBB+	3.500% due 1/30/23	798,560
117,000	BBB+	6.875% due 8/4/26(a)	121,446
29,000	BBB+	6.625% due 6/15/35	26,347
220,000	BBB+	6.500% due 6/2/41	193,336
280,000	BBB+	6.375% due 1/23/45	244,286
285,000	BBB+	Phillips 66, Company Guaranteed Notes, 4.875% due 11/15/44	257,440
23,000	BBB-	Pioneer Natural Resources Co., Senior Unsecured Notes, 4.450% due 1/15/26	22,253
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
90,000	BBB	3.650% due 6/1/22	74,228
165,000	BBB	4.650% due 10/15/25	139,018
40,000	BBB	Pride International Inc., Company Guaranteed Notes, 6.875% due 8/15/20	23,450
		QEP Resources Inc., Senior Unsecured Notes:
140,000	BB+	6.875% due 3/1/21	101,500
50,000	BB+	5.250% due 5/1/23	35,250
		Range Resources Corp., Company Guaranteed Notes:
260,000	BB+	5.000% due 3/15/23	218,400
50,000	BB+	4.875% due 5/15/25(a)	43,438
140,000	NR	Samson Investment Co., Company Guaranteed Notes, 9.750% due 2/15/20 (h)	385
		Schlumberger Holdings Corp., Senior Unsecured Notes:
210,000	AA-	3.000% due 12/21/20(a)	206,444
150,000	AA-	4.000% due 12/21/25(a)	149,096
330,000	AA-	Schlumberger Investment SA, Company Guaranteed Notes, 3.300% due 9/14/21(a)	334,152
20,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(a)	20,916
80,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	49,300

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 2.7% — (continued)
		Shell International Finance BV, Company Guaranteed Notes:
$230,000	A+	4.375% due 3/25/20	$243,721
130,000	A+	4.125% due 5/11/35	120,685
104,000	A+	4.550% due 8/12/43	99,469
780,000	A+	4.375% due 5/11/45	725,104
		Southern Natural Gas Co. LLC, Company Guaranteed Notes:
40,000	BBB-	5.900% due 4/1/17(a)	40,468
58,000	BBB-	8.000% due 3/1/32	54,625
575,000	A+	Statoil ASA, Company Guaranteed Notes, 1.200% due 1/17/18	569,221
		Sunoco Logistics Partners Operations LP, Company Guaranteed Notes:
80,000	BBB	3.450% due 1/15/23	65,607
25,000	BBB	5.300% due 4/1/44	18,514
55,000	BBB	5.350% due 5/15/45	40,945
800,000	BBB	Texas Eastern Transmission LP, Senior Unsecured Notes, 2.800% due 10/15/22(a)	708,101
250,000	BBB-	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26(a)	266,535
3,000	BB+	Transocean Inc., Company Guaranteed Notes, 5.800% due 12/15/16	2,981
		Whiting Petroleum Corp., Company Guaranteed Notes:
30,000	B	5.000% due 3/15/19	15,000
110,000	B	6.250% due 4/1/23	50,875
		Williams Cos., Inc. (The), Senior Unsecured Notes:
343,000	BB	7.875% due 9/1/21	296,695
166,000	BB	8.750% due 3/15/32	136,950

		Total Oil, Gas & Consumable Fuels	20,355,789

Paper & Forest Products — 0.1%
340,000	BBB-	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	349,700
		International Paper Co., Senior Unsecured Notes:
249,000	BBB	3.650% due 6/15/24	243,313
33,000	BBB	4.800% due 6/15/44	28,381

		Total Paper & Forest Products	621,394

Pharmaceuticals — 1.0%
		AbbVie Inc., Senior Unsecured Notes:
250,000	A	1.750% due 11/6/17	249,906
1,000,000	A	1.800% due 5/14/18	997,717
460,000	A	2.900% due 11/6/22	457,137
120,000	A	3.600% due 5/14/25	122,743
205,000	A	4.500% due 5/14/35	204,768
130,000	A	4.400% due 11/6/42	125,039
		Actavis Funding SCS, Company Guaranteed Notes:
255,000	BBB-	1.850% due 3/1/17	255,713
200,000	BBB-	2.350% due 3/12/18	201,327
455,000	BBB-	3.000% due 3/12/20	463,577
120,000	BBB-	3.450% due 3/15/22	122,540
984,000	BBB-	3.800% due 3/15/25	1,014,860
70,000	BBB-	4.550% due 3/15/35	70,641
694,000	BBB-	4.750% due 3/15/45	712,543
130,000	BBB	Baxalta Inc., Senior Unsecured Notes, 5.250% due 6/23/45(a)	124,701
340,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	350,534
		Johnson & Johnson, Senior Unsecured Notes:
30,000	Aaae(c)	3.550% due 3/1/36	30,104
25,000	Aaae(c)	3.700% due 3/1/46	25,112
		Merck & Co., Inc., Senior Unsecured Notes:
130,000	AA	2.750% due 2/10/25	130,875
300,000	AA	3.700% due 2/10/45	287,028

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Pharmaceuticals — 1.0% — (continued)
$45,000	BBB-	Mylan Inc., Company Guaranteed Notes, 5.400% due 11/29/43	$39,934
350,000	AA-	Novartis Capital Corp., Company Guaranteed Notes, 4.000% due 11/20/45	360,245
		Pfizer Inc., Senior Unsecured Notes:
160,000	AA	3.400% due 5/15/24	168,051
130,000	AA	7.200% due 3/15/39	181,412
40,000	AA	4.300% due 6/15/43	41,474
30,000	AA	4.400% due 5/15/44	31,854
125,000	BBB+	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	121,462
		Valeant Pharmaceuticals International Inc., Company Guaranteed Notes:
350,000	B-	5.500% due 3/1/23(a)	293,125
450,000	B-	6.125% due 4/15/25(a)	378,844
200,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	246,320

		Total Pharmaceuticals	7,809,586

Real Estate Investment Trusts (REITs) — 0.9%
		American Tower Corp., Senior Unsecured Notes:
141,000	BBB-	3.300% due 2/15/21	141,158
128,000	BBB-	4.000% due 6/1/25	128,003
140,000	A-	AvalonBay Communities Inc., Senior Unsecured Notes, 3.450% due 6/1/25	143,106
653,000	BBB	Duke Realty LP, Company Guaranteed Notes, 6.500% due 1/15/18	704,074
80,000	A-	ERP Operating LP, Senior Unsecured Notes, 4.500% due 7/1/44	83,086
555,000	BBB+	HCP Inc., Senior Unsecured Notes, 4.250% due 11/15/23	543,629
120,000	BBB	Host Hotels & Resorts LP, Senior Unsecured Notes, 4.750% due 3/1/23	124,669
		Simon Property Group LP, Senior Unsecured Notes:
80,000	A	3.375% due 3/15/22	84,045
55,000	A	3.375% due 10/1/24	55,908
400,000	BBB-	SL Green Realty Corp., Company Guaranteed Notes, 7.750% due 3/15/20	471,862
125,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	125,094
1,240,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 2.700% due 4/1/20	1,231,210
1,000,000	BB+	Vereit Operating Partnership LP, Company Guaranteed Notes, 2.000% due 2/6/17	986,500
654,000	BBB+	WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 2.700% due 9/17/19(a)	653,326
1,395,000	BBB	Welltower Inc., Senior Unsecured Notes, 4.950% due 1/15/21	1,504,382

		Total Real Estate Investment Trusts (REITs)	6,980,052

Road & Rail — 0.1%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
150,000	A	4.375% due 9/1/42	150,727
179,000	A	4.550% due 9/1/44	185,018
350,000	A	4.150% due 4/1/45	339,850
		Union Pacific Corp., Senior Unsecured Notes:
84,000	A	4.163% due 7/15/22	92,367
42,000	A	2.750% due 4/15/23	42,544
64,000	A	3.875% due 2/1/55	57,970

		Total Road & Rail	868,476

Semiconductors & Semiconductor Equipment — 0.0%
		Analog Devices Inc., Senior Unsecured Notes:
20,000	A-	3.900% due 12/15/25	21,080
20,000	A-	5.300% due 12/15/45	21,064
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	75,683
50,000	A+	4.900% due 7/29/45	54,366
		Micron Technology Inc., Senior Unsecured Notes:
30,000	BB	5.500% due 2/1/25	25,275
60,000	BB	5.625% due 1/15/26(a)	48,750

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Semiconductors & Semiconductor Equipment — 0.0% — (continued)
		QUALCOMM Inc., Senior Unsecured Notes:
$85,000	A+	3.450% due 5/20/25	$85,633
48,000	A+	4.800% due 5/20/45	44,335

		Total Semiconductors & Semiconductor Equipment	376,186

Software — 0.5%
		Activision Blizzard Inc., Company Guaranteed Notes:
120,000	BB+	5.625% due 9/15/21(a)	126,750
630,000	BB+	6.125% due 9/15/23(a)	676,462
35,000	BBB	Fidelity National Information Services Inc., Company Guaranteed Notes, 3.500% due 4/15/23	33,295
		First Data Corp., Senior Secured Notes:
136,000	BB	5.375% due 8/15/23(a)	141,780
300,000	BB	5.000% due 1/15/24(a)	305,439
		Microsoft Corp., Senior Unsecured Notes:
195,000	AAA	2.650% due 11/3/22	200,360
110,000	AAA	3.125% due 11/3/25	115,691
45,000	AAA	3.500% due 2/12/35	43,395
350,000	AAA	3.750% due 2/12/45	339,777
300,000	AAA	4.450% due 11/3/45	320,469
		Oracle Corp., Senior Unsecured Notes:
280,000	AA-	1.200% due 10/15/17	280,814
375,000	AA-	2.800% due 7/8/21	387,917
393,000	AA-	3.400% due 7/8/24	409,901
155,000	AA-	2.950% due 5/15/25	156,584
170,000	AA-	4.500% due 7/8/44	175,743

		Total Software	3,714,377

Specialty Retail — 0.4%
120,000	B-	Argos Merger Sub Inc., Senior Unsecured Notes, 7.125% due 3/15/23(a)	123,000
160,000	BB-	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23(a)	171,000
120,000	A	Home Depot Inc. (The), Senior Unsecured Notes, 4.400% due 3/15/45	127,336
		Lowe’s Cos., Inc., Senior Unsecured Notes:
70,000	A-	4.650% due 4/15/42	75,745
20,000	A-	4.250% due 9/15/44	20,600
15,000	A-	4.375% due 9/15/45	15,792
		Macy’s Retail Holdings Inc., Company Guaranteed Notes:
60,000	BBB+	2.875% due 2/15/23	54,264
25,000	BBB+	4.500% due 12/15/34	19,897
		Walgreens Boots Alliance Inc., Senior Unsecured Notes:
900,000	BBB	1.068% due 5/18/16(b)	899,977
75,000	BBB	4.800% due 11/18/44	68,544
		Wal-Mart Stores Inc., Senior Unsecured Notes:
700,000	AA	3.250% due 10/25/20	746,875
50,000	AA	4.000% due 4/11/43	50,214
475,000	AA	4.750% due 10/2/43	534,695

		Total Specialty Retail	2,907,939

Technology Hardware, Storage & Peripherals — 0.2%
		Apple Inc., Senior Unsecured Notes:
103,000	AA+	2.850% due 5/6/21	107,370
153,000	AA+	3.850% due 5/4/43	142,615
75,000	AA+	3.450% due 2/9/45	65,409
305,000	AA+	4.375% due 5/13/45	308,475
525,000	AA+	4.650% due 2/23/46	551,369
150,000	AA-	International Business Machines Corp., Senior Unsecured Notes, 2.875% due 11/9/22	152,282

		Total Technology Hardware, Storage & Peripherals	1,327,520

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Tobacco — 0.5%
		Altria Group Inc., Company Guaranteed Notes:
$260,000	BBB+	9.250% due 8/6/19	$318,649
230,000	BBB+	4.750% due 5/5/21	254,886
150,000	BBB+	9.950% due 11/10/38	246,316
290,000	BBB+	10.200% due 2/6/39	489,483
280,000	BBB+	5.375% due 1/31/44	317,360
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	2.900% due 11/15/21	249,743
315,000	A	4.500% due 3/20/42	329,789
215,000	A	4.125% due 3/4/43	213,596
		Reynolds American Inc., Company Guaranteed Notes:
300,000	BBB-	6.750% due 6/15/17	322,145
10,000	BBB-	8.125% due 6/23/19	11,794
81,000	BBB-	3.250% due 6/12/20	84,314
150,000	BBB-	4.450% due 6/12/25	163,185
655,000	BBB-	5.850% due 8/15/45	771,586

		Total Tobacco	3,772,846

Transportation — 0.0%
		FedEx Corp., Company Guaranteed Notes:
135,000	BBB	3.875% due 8/1/42	117,633
49,000	BBB	4.100% due 2/1/45	43,777

		Total Transportation	161,410

Wireless Telecommunication Services — 0.3%
300,000	BB-	Altice US Finance I Corp., Senior Secured Notes, 5.375% due 7/15/23(a)	305,250
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	361,920
300,000	BBB-	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25(a)	298,225
50,000	BBB+	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	59,058
470,000	B	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	364,250
260,000	BB-	Sprint Communications Inc., Company Guaranteed Notes, 9.000% due 11/15/18(a)	271,206
		Sprint Corp., Company Guaranteed Notes:
20,000	B	7.250% due 9/15/21	15,150
40,000	B	7.875% due 9/15/23	29,800
390,000	B	7.625% due 2/15/25	280,800
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	76,801
110,000	BBB	5.134% due 4/27/20	117,936
275,000	BB	T-Mobile USA Inc., Company Guaranteed Notes, 6.250% due 4/1/21	289,437

		Total Wireless Telecommunication Services	2,469,833

		TOTAL CORPORATE BONDS & NOTES (Cost — $225,626,188)	225,517,397

MORTGAGE-BACKED SECURITIES — 24.4%
FHLMC — 6.2%
		Federal Home Loan Mortgage Corp. (FHLMC):
9,556		8.500% due 11/1/16 — 7/1/17	9,586
2,052		8.000% due 1/1/17 — 6/1/17	2,060
36,521		2.625% due 12/1/34(b)	38,985
25,911		2.770% due 1/1/35(b)	27,507
40,848		2.168% due 2/1/37(b)	42,521
86,953		1.964% due 5/1/37(b)	90,261
90,151		2.620% due 5/1/37(b)	96,252
44,564		3.081% due 3/1/41(b)	46,881
138,278		2.036% due 7/1/42(b)	143,492

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
FHLMC — 6.2% — (continued)
	Gold:
$645,773	6.000% due 5/1/17 — 6/1/39	$717,566
1,357	8.500% due 2/1/18	1,369
1,192,670	5.000% due 6/1/21 — 6/1/41	1,324,405
12,763,882	4.000% due 10/1/25 — 1/1/46	13,722,816
908,221	4.500% due 4/1/29 — 7/1/41	995,199
1,369,025	5.500% due 1/1/30 — 2/1/40	1,529,173
8,753,481	3.000% due 8/1/30 — 2/1/46	8,981,873
395,100	6.500% due 8/1/37 — 9/1/39	445,897
34,395	7.000% due 3/1/39	40,485
18,231,998	3.500% due 12/1/42 — 2/1/46	19,144,683
300,000	3.500% due 3/1/46(i)	313,682

	TOTAL FHLMC	47,714,693

FNMA — 15.1%
	Federal National Mortgage Association (FNMA):
1,979,869	5.500% due 11/1/16 — 5/1/40	2,232,574
315	8.500% due 4/1/17	324
17,415,711	4.000% due 10/1/19 — 7/1/45	18,809,872
1,035,000	4.399% due 2/1/20	1,139,488
1,145,000	3.459% due 11/1/20	1,229,271
366,991	6.000% due 9/1/21 — 10/1/35	418,205
1,164,237	3.650% due 11/1/21	1,265,040
9	9.500% due 11/1/21	9
2,583,815	5.000% due 12/1/21 — 5/1/42	2,851,342
460,994	2.830% due 6/1/22	482,849
6,798,182	4.500% due 3/1/24 — 10/1/44	7,418,348
36,827,880	3.500% due 11/1/25 — 1/1/46	38,815,873
1,485,666	2.965% due 5/1/27	1,527,421
3,656,333	2.500% due 11/1/27 — 10/1/42	3,730,143
9,408,898	3.000% due 12/1/27 — 4/1/45	9,751,150
4,550,000	2.500% due 3/1/31(i)	4,666,061
9,485,000	3.000% due 3/1/31 — 3/1/46(i)	9,867,406
5,000,000	3.500% due 4/1/31 — 3/1/46(i)	5,260,657
274,621	2.154% due 3/1/34(b)	293,715
82,772	2.495% due 12/1/34(b)	86,696
7,187	2.499% due 12/1/34(b)	7,476
85,315	2.371% due 9/1/35(b)	90,439
87,919	2.196% due 10/1/35(b)	92,019
136,518	2.283% due 10/1/35(b)	143,252
22,745	2.199% due 11/1/35(b)	23,805
69,728	2.236% due 11/1/35(b)	73,112
22,517	2.239% due 11/1/35(b)	23,726
28,779	2.251% due 11/1/35(b)	30,179
28,449	2.258% due 11/1/35(b)	29,855
25,792	2.273% due 11/1/35(b)	27,054
311,810	2.471% due 1/1/36(b)	324,476
178,928	2.482% due 9/1/36(b)	190,036
33,225	2.571% due 12/1/36(b)	35,218
120,362	7.000% due 4/1/37	137,139
191,402	1.933% due 5/1/37(b)	203,241
616,495	6.500% due 9/1/37 — 5/1/40	708,125
67,712	2.889% due 2/1/41(b)	70,350
156,926	3.230% due 7/1/41(b)	165,789
163,203	2.015% due 7/1/42(b)	169,002

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
FNMA — 15.1% — (continued)
$34,744	2.261% due 7/1/42(b)	$36,013
1,820,000	4.000% due 3/1/46(i)	1,942,210
820,000	4.500% due 3/1/46(i)	890,707
700,000	5.000% due 3/1/46(i)	775,262

	TOTAL FNMA	116,034,929

GNMA — 3.1%
	Government National Mortgage Association (GNMA):
915	8.500% due 5/15/17	923
174	9.500% due 8/15/17	174
96,924	6.000% due 12/15/33 — 5/15/38	110,411
985,715	5.000% due 10/15/34 — 9/15/40	1,098,583
91,764	5.500% due 5/15/37 — 6/15/38	103,463
133,424	6.500% due 1/15/38 — 10/15/38	155,439
252,228	4.500% due 3/15/41	277,192
674,716	4.000% due 6/15/41 — 7/15/41	731,694
	Government National Mortgage Association II (GNMA):
981	8.500% due 1/20/17	989
2,022	9.000% due 4/20/17 — 11/20/21	2,178
207,687	6.000% due 7/20/37 — 11/20/40	238,409
3,031,292	4.500% due 1/20/40 — 10/20/41	3,305,032
416,501	5.000% due 7/20/40 — 9/20/41	463,155
2,373,394	4.000% due 11/20/40 — 1/20/46	2,546,948
5,011,199	3.000% due 1/20/43 — 9/20/45	5,200,360
4,682,120	3.500% due 6/20/43 — 10/20/45	4,955,120
2,045,000	3.500% due 3/1/46(i)	2,159,552
1,900,000	4.000% due 3/1/46(i)	2,029,104

	TOTAL GNMA	23,378,726

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $184,529,062)	187,128,348

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 24.3%
U.S. GOVERNMENT OBLIGATIONS — 21.7%
	U.S. Treasury Bonds:
140,000	4.500% due 2/15/36	192,656
1,665,000	3.125% due 2/15/42	1,861,027
100,000	3.125% due 2/15/43	111,156
1,960,000	3.625% due 8/15/43	2,391,774
990,000	3.750% due 11/15/43	1,235,528
25,320,000	3.000% due 5/15/45	27,328,788
4,665,000	3.000% due 11/15/45	5,040,024
10,610,000	2.500% due 2/15/46	10,353,864
	U.S. Treasury Inflation Indexed Bonds:
1,358,592	2.500% due 7/15/16	1,381,350
476,434	0.625% due 1/15/24	489,896
2,017,143	0.125% due 7/15/24	1,997,548
7,050,187	0.250% due 1/15/25	7,007,406
2,860,944	2.375% due 1/15/25	3,370,830
598,381	1.750% due 1/15/28	681,426
286,712	2.125% due 2/15/40	355,948
648,985	0.750% due 2/15/42	608,318
663,557	0.625% due 2/15/43	600,951
3,866,655	1.375% due 2/15/44	4,188,925
5,137,659	0.750% due 2/15/45	4,790,533
2,196,106	1.000% due 2/15/46	2,201,295

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS — 21.7% — (continued)
	U.S. Treasury Inflation Indexed Notes:
$1,197,564	0.125% due 4/15/17	$1,205,486
4,512,638	0.375% due 7/15/23	4,587,643
1,530,994	0.375% due 7/15/25	1,543,154
	U.S. Treasury Notes:
70,000	0.750% due 6/30/17	70,015
240,000	0.625% due 11/30/17	239,325
12,872,500	0.750% due 2/28/18	12,861,945
9,790,000	1.125% due 1/15/19	9,851,951
3,915,000	0.750% due 2/15/19	3,896,647
20,000	1.625% due 7/31/19	20,413
250,000	1.750% due 9/30/19	256,113
200,000	1.500% due 10/31/19	203,102
1,060,000	1.625% due 12/31/19	1,080,744
2,490,000	1.625% due 6/30/20	2,535,617
20,000	1.375% due 9/30/20	20,144
870,000	2.000% due 9/30/20	900,280
150,000	1.375% due 10/31/20	151,040
17,835,000	1.750% due 12/31/20	18,266,250
8,280,000	1.375% due 1/31/21	8,334,333
400,000	3.625% due 2/15/21	445,149
4,325,000	1.125% due 2/28/21	4,305,066
410,000	2.125% due 12/31/21	426,408
1,610,000	1.500% due 1/31/22	1,617,548
2,650,000	1.875% due 5/31/22	2,715,940
810,000	1.750% due 1/31/23	822,245
8,680,000	1.500% due 2/28/23	8,665,756
1,260,000	2.000% due 8/15/25	1,288,104
700,000	2.250% due 11/15/25	731,199
3,225,000	1.625% due 2/15/26	3,191,363

	TOTAL U.S. GOVERNMENT OBLIGATIONS	166,422,223

U.S. GOVERNMENT AGENCIES — 2.6%
	Federal Farm Credit Banks:
1,260,000	0.447% due 9/14/16(b)	1,259,965
1,250,000	0.494% due 2/27/17(b)	1,249,401
1,130,000	0.464% due 4/26/17(b)	1,129,228
	Federal Home Loan Bank (FHLB):
345,000	4.000% due 9/1/28	399,306
1,520,000	stepbond to yield, 1.250% due 6/28/30	1,528,486
	Federal Home Loan Mortgage Corp. (FHLMC):
2,965,000	0.437% due 4/20/17(b)	2,962,423
1,225,000	1.200% due 10/29/18	1,224,841
810,000	1.250% due 10/2/19	812,178
130,000	1.620% due 11/21/19	129,673
	Federal National Mortgage Association (FNMA):
2,965,000	0.452% due 7/20/17(b)	2,961,341
3,010,000	0.439% due 10/5/17(b)	3,004,772
650,000	zero coupon bond to yield, 21.000% due 10/9/19(p)	614,085
405,000	7.125% due 1/15/30	622,722
	Federal National Mortgage Association (FNMA), Principal Strip:
575,000	due 1/15/30(l)	382,756
595,000	due 5/15/30(l)	391,712

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES — 2.6% — (continued)
$1,325,000		Residual Funding Corp. Principal Strip, due 10/15/19(l)	$1,259,560

		TOTAL U.S. GOVERNMENT AGENCIES	19,932,449

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $181,832,763)	186,354,672

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.5%
270,000	NR	225 Liberty Street Trust, Series 2016-225L, Class A, 3.597% due 2/10/36(a)	280,406
2,800,000	CCC	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 0.656% due 2/25/37(b)	2,208,800
28,949	AAA	ACE Securities Corp. Home Equity Loan Trust, Series 2004-SD1, Class A1, 0.926% due 11/25/33(b)	28,850
108,724	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 1.086% due 6/25/29(b)	90,887
872,893	D	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 3A1, 6.000% due 8/25/37	699,087
		Asset Backed Securities Corp. Home Equity Loan Trust:
1,956,000	B-	Series 2005-HE5, Class M3, 1.156% due 6/25/35(b)	1,845,880
1,572,931	CCC	Series 2007-HE1, Class A1B, 0.586% due 12/25/36(b)	1,328,097
480,000	AA-	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.490% due 4/14/33(a)	481,600
		Banc of America Commercial Mortgage Trust:
776,719	AA	Series 2008-1, Class A1A, 6.180% due 2/10/51(b)	826,978
240,000	B+	Series 2008-1, Class AJ, 6.267% due 2/10/51(b)	246,182
105,506	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 2.680% due 7/25/34(b)	106,775
451,820	A+	Bayview Commercial Asset Trust, Series 2007-3, Class A1, 0.676% due 7/25/37(a)(b)	378,893
29,764	AAA	Bayview Financial Mortgage Pass-Through Trust, Series 2004-A, Class A, 1.097% due 2/28/44(b)	29,776
719,320	NR	BCAP LLC, Series 2013-RR1, Class 6A1, 2.802% due 5/26/36(a)(b)	717,451
		Bear Stearns Adjustable Rate Mortgage Trust:
148,630	A+	Series 2005-2, Class A2, 2.924% due 3/25/35(b)	149,707
519,169	D(j)	Series 2007-3, Class 1A1, 2.855% due 5/25/47(b)	465,757
		Bear Stearns ALT-A Trust:
340,674	A+	Series 2004-7, Class 2A1, 2.645% due 8/25/34(b)	340,876
245,671	CCC	Series 2005-2, Class 2A4, 2.678% due 4/25/35(b)	232,986
211,730	B	Series 2005-4, Class 23A2, 2.680% due 5/25/35(b)	207,370
781,446	CCC	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(b)	786,974
		Bear Stearns Commercial Mortgage Securities Trust:
2,954,200	Aaa(c)	Series 2004-PWR5, Class F, 5.483% due 7/11/42(a)(b)	3,113,039
549,806	A	Series 2007-PW15, Class A4, 5.331% due 2/11/44	562,521
565,000	BBB	Series 2007-PW18, Class AM, 6.084% due 6/11/50(b)	597,250
396,954	BBB	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 1.436% due 3/25/37(a)(b)	392,785
1,700,000	BB+	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 0.686% due 6/25/36(b)	1,581,627
355,000	Aaa(c)	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865% due 1/10/48	377,482
545,000	AAA	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(a) .	561,863
750	AAA	Chase Funding Trust, Series 2002-2, Class 2A1, 0.936% due 5/25/32(b)	707
268,748	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 2.628% due 2/25/37(b)	265,132
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
964,854	A+	Series 2004-2A, Class A1, 0.706% due 5/25/35(a)(b)	866,972
2,731,417	CCC	Series 2004-2A, Class B1, 0.917% due 5/25/35(a)(b)	2,162,191
		Citigroup Commercial Mortgage Trust:
270,000	Aaa(c)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	277,194
300,000	BB(j)	Series 2014-GC19, Class E, 4.400% due 3/10/47(a)(b)	212,673
140,000	Aa1(c)	Series 2014-GC25, Class AS, 4.017% due 10/10/47	148,713
420,000	BBB-(j)	Series 2015-GC33, Class D, 3.172% due 9/10/58	263,514
770,000	CCC	Citigroup Mortgage Loan Trust Inc., Series 2006-WFH2, Class M1, 0.706% due 8/25/36 (b)	602,710

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.5% — (continued)
		Citigroup/Deutsche Bank Commercial Mortgage Trust:
$210,000	D	Series 2006-CD2, Class AJ, 5.394% due 1/15/46(b)	$195,066
60,000	B-	Series 2006-CD3, Class AJ, 5.688% due 10/15/48	42,263
9,295	D	Series 2007-CD4, Class AJ, 5.398% due 12/11/49(b)	7,318
50,000	Aa1(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX, 5.526% due 4/15/47(b)	51,702
400,000	Aa2(c)	Colony Mortgage Capital Ltd., Series 2014-FL2, Class B, 2.879% due 11/10/31(a)(b)	388,000
561,304	AA+	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A, 6.097% due 12/10/49(b)	592,512
		Commercial Mortgage Trust:
1,600,000	B-	Series 2001-J2A, Class G, 7.142% due 7/16/34(a)(b)	1,632,475
496,000	BBB-	Series 2006-C7, Class AM, 5.802% due 6/10/46(b)	498,492
196,000	B3(c)	Series 2006-C8, Class AJ, 5.377% due 12/10/46	186,718
440,000	Aa3(c)	Series 2006-C8, Class AM, 5.347% due 12/10/46	447,440
525,555	AA	Series 2007-C9, Class A4, 5.813% due 12/10/49(b)	546,150
1,111,083	Aaa(c)	Series 2012-LC4, Class A2, 2.256% due 12/10/44	1,114,712
665,000	Aaa(c)	Series 2012-LC4, Class A4, 3.288% due 12/10/44	695,045
265,000	AAA(j)	Series 2013-300P, Class A1, 4.353% due 8/10/30(a)	290,310
190,000	AA-(j)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(b)	203,386
40,000	Aa3(c)	Series 2013-CR12, Class B, 4.762% due 10/10/46(b)	42,629
20,000	A3(c)	Series 2013-CR12, Class C, 5.084% due 10/10/46(b)	20,412
1,037,796	Aaa(c)	Series 2013-CR6, Class A1, 0.719% due 3/10/46	1,028,127
260,000	BB	Series 2013-CR9, Class E, 4.254% due 7/10/45(a)(b)	182,685
265,000	AAA(j)	Series 2014-277P, Class A, 3.611% due 8/10/49(a)(b)	277,373
210,000	A-(j)	Series 2014-CR21, Class C, 4.419% due 12/10/47(b)	197,814
345,000	Aaa(c)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	368,123
290,000	AAA(j)	Series 2015-3BP, Class A, 3.178% due 2/10/35(a)	292,402
240,000	Aaa(c)	Series 2015-CR25, Class A4, 3.759% due 8/10/48	252,572
5,381,376	Aa1(c)	Series 2015-CR25, Class XA, 0.975% due 8/10/48(b)(k)	366,572
270,000	NR	Series 2016-787S, Class A, 3.545% due 2/10/36(a)	278,079
		Core Industrial Trust:
699,000	AAA	Series 2015-TEXW, Class A, 3.077% due 2/10/34(a)	709,517
1,600,000	BB-	Series 2015-TEXW, Class E, 3.849% due 2/10/34(a)(b)	1,528,520
535,000	AAA	Series 2015-WEST, Class A, 3.292% due 2/10/37(a)	540,857
		Countrywide Alternative Loan Trust:
574,579	CCC	Series 2005-24, Class 4A1, 0.664% due 7/20/35(b)	490,691
808,177	D	Series 2006-OA17, Class 1A1A, 0.627% due 12/20/46(b)	597,794
		Countrywide Asset-Backed Certificates:
4,763	AAA	Series 2002-3, Class 1A1, 1.176% due 5/25/32(b)	4,504
12,759	AA+	Series 2003-BC2, Class 2A1, 1.036% due 6/25/33(b)	10,807
420,546	CCC	Series 2006-SD3, Class A1, 0.766% due 7/25/36(a)(b)	350,809
505,609	AA	Series 2007-13, Class 2A2, 1.236% due 10/25/47(b)	429,335
989,474	CCC	Series 2007-4, Class A4W, 5.288% due 4/25/47(b)	959,873
		Countrywide Home Loan Mortgage Pass Through Trust:
189,057	D	Series 2005-11, Class 3A3, 2.409% due 4/25/35(b)	139,730
79,786	NR	Series 2005-11, Class 6A1, 1.036% due 3/25/35(b)	71,563
		Credit Suisse Commercial Mortgage Capital Trust:
6,060,836	Caa3(c)	Series 2006-7, Class 3A2, 6.764% due 8/25/36(b)(k)	1,498,795
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	218,811
1,313,203	NR	Series 2015-5R, Class 1A1, 1.066% due 9/27/46(a)	1,283,668
		Credit Suisse Commercial Mortgage Trust:
274,967	Caa2(c)	Series 2006-C3, Class AJ, 5.671% due 6/15/38(b)	268,842
40,000	B-	Series 2006-C5, Class AJ, 5.373% due 12/15/39	35,067
385,000	BBB	Series 2006-C5, Class AM, 5.343% due 12/15/39	390,594
47,347	Aaa(c)	Series 2007-C1, Class AAB, 5.336% due 2/15/40	47,526
310,000	BBB-	Series 2007-C2, Class AM, 5.615% due 1/15/49(b)	318,042

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
		Credit Suisse First Boston Mortgage Securities Corp.:
$396,277	AA+	Series 2004-AR7, Class 2A1, 2.784% due 11/25/34(b)	$396,473
351,481	BBB	Series 2005-6, Class 8A1, 4.500% due 7/25/20	354,119
800,000	A+	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class AM, 5.509% due 9/15/39	809,820
415,000	Aaa(c)	Credit Suisse USA CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505% due 4/15/50	429,965
115,330	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 1.230% due 11/19/44(b)	99,537
650,000	AAA	Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 2.002% due 1/15/25 (a)(b)	645,257
		EMC Mortgage Loan Trust:
2,709	BB(j)	Series 2002-B, Class A1, 1.521% due 2/25/41(a)(b)	2,642
16,769	BBB-	Series 2003-A, Class A1, 0.977% due 8/25/40(a)(b)	15,287
701,855	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.986% due 9/25/33(b)	665,961
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 28.380% due 2/15/24(b)(k)	7,984
1,337,794	NR	Series 3349, Class AS, 6.073% due 7/15/37(b)(k)	260,675
151,681	NR	Series 3451, Class SB, 5.603% due 5/15/38(b)(k)	16,981
176,715	NR	Series 3621, Class SB, 5.803% due 1/15/40(b)(k)	36,605
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	659,460
2,339,365	NR	Series 3866, Class SA, 5.523% due 5/15/41(b)(k)	286,279
893,915	NR	Series 3947, Class SG, 5.523% due 10/15/41(b)(k)	151,566
238,163	NR	Series 3997, Class SK, 6.173% due 11/15/41(b)(k)	43,288
72,337	NR	Series 4076, Class SW, 5.623% due 7/15/42(b)(k)	18,316
69,817	NR	Series 4097, Class ST, 5.623% due 8/15/42(b)(k)	11,006
70,762	NR	Series 4136, Class SE, 5.723% due 11/15/42(b)(k)	14,922
74,973	NR	Series 4136, Class SJ, 5.723% due 11/15/42(b)(k)	14,797
72,676	NR	Series 4136, Class SQ, 5.723% due 11/15/42(b)(k)	15,528
638,973	NR	Series 4203, Class PS, 5.823% due 9/15/42(b)(k)	109,485
108,589	NR	Series 4206, Class CZ, 3.000% due 5/15/43	109,693
319,012	NR	Series 4210, Class Z, 3.000% due 5/15/43	307,070
216,096	NR	Series 4226, Class GZ, 3.000% due 7/15/43	209,113
369,749	NR	Series 4239, Class IO, 3.500% due 6/15/27(k)	42,706
176,157	NR	Series 4335, Class SW, 5.573% due 5/15/44(b)(k)	36,113
195,232	NR	Series R007, Class ZA, 6.000% due 5/15/36	222,262
		Federal National Mortgage Association (FNMA), ACES:
554,540	NR	Series 2006-M2, Class A2A, 5.271% due 10/25/32(b)	610,262
21,216,166	NR	Series 2013-M7, Class X2, 0.237% due 12/27/22(b)(k)	271,070
540,934	NR	Series 2014-M12, Class FA, 0.726% due 10/25/21(b)	534,859
100,000	NR	Series 2015-M7, Class AB2, 2.502% due 12/25/24	101,866
6,589,339	NR	Series 2015-M7, Class X2, 0.528% due 12/25/24(b)(k)	259,192
21,592,702	NR	Series 2015-M8, Class X2, 0.182% due 1/25/25(b)(k)	299,383
		Federal National Mortgage Association (FNMA), Grantor Trust:
115,067	NR	Series 2000-T6, Class A3, 4.099% due 6/25/30(b)	119,327
11,712	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	11,867
		Federal National Mortgage Association (FNMA), Interest Strip:
286,601	NR	Series 409, Class C13, 3.500% due 11/25/41(k)	51,787
550,594	NR	Series 409, Class C18, 4.000% due 4/25/42(k)	100,373
89,320	NR	Series 409, Class C22, 4.500% due 11/25/39(k)	15,640
		Federal National Mortgage Association (FNMA), REMICS:
59,085	NR	Series 2004-38, Class FK, 0.786% due 5/25/34(b)	58,954
362,335	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	393,567
1,396,398	NR	Series 2006-51, Class SP, 6.214% due 3/25/36(b)(k)	247,346
713,498	NR	Series 2007-68, Class SC, 6.264% due 7/25/37(b)(k)	129,777
1,387,158	NR	Series 2008-18, Class SM, 6.564% due 3/25/38 (b)(k)	247,013
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	915,985
737,215	NR	Series 2011-87, Class SG, 6.114% due 4/25/40(b)(k)	130,553

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
$452,317	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(k)	$40,513
486,936	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(k)	57,033
76,858	NR	Series 2012-128, Class SL, 5.714% due 11/25/42(b)(k)	17,326
153,308	NR	Series 2012-128, Class SQ, 5.714% due 11/25/42(b)(k)	35,890
211,447	NR	Series 2012-133, Class CS, 5.714% due 12/25/42(b)(k)	41,098
74,266	NR	Series 2012-133, Class SA, 5.714% due 12/25/42(b)(k)	15,254
270,235	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	308,438
430,846	NR	Series 2012-51, Class B, 7.000% due 5/25/42	502,868
61,719	NR	Series 2012-70, Class YS, 6.214% due 2/25/41(b)(k)	9,011
300,278	NR	Series 2012-74, Class SA, 6.214% due 3/25/42(b)(k)	53,566
50,046	NR	Series 2012-75, Class AO, due 3/25/42(l)	46,084
201,496	NR	Series 2012-93, Class SG, 5.664% due 9/25/42(b)(k)	38,871
449,366	NR	Series 2013-10, Class JS, 5.714% due 2/25/43(b)(k)	91,365
436,018	NR	Series 2013-10, Class SJ, 5.714% due 2/25/43(b)(k)	89,115
934,174	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	1,078,788
735,460	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	830,709
191,862	NR	Series 2015-60, Class SA, 5.714% due 8/25/45(b)(k)	43,548
		FHLMC Multifamily Structured Pass Through Certificates:
263,338	AAA(j)	Series K016, Class X1, 1.551% due 10/25/21(b)(k)	18,594
655,000	NR	Series K151, Class A3, 3.511% due 4/25/30	701,612
450,000	Aaa(c)	Series K718, Class A2, 2.791% due 1/25/22	472,988
1,133,011	Aa2(c)	Series KF02, Class A2, 0.977% due 7/25/20(b)	1,139,333
295,000	NR	Series KS03, Class A4, 3.161% due 5/25/25	311,243
315,000	NR	Series KSCT, Class A2, 4.285% due 1/25/20	347,083
		Ford Credit Floorplan Master Owner Trust:
805,000	AAA	Series 2012-5, Class A, 1.490% due 9/15/19	806,788
640,000	AAA	Series 2014-2, Class A, 0.931% due 2/15/21(b)	634,134
350,000	BBB+(j)	FREMF Mortgage Trust, Series 2015-K47, Class B, 3.600% due 6/25/48(a)(b)	314,099
505,000	BBB-	GAHR Commericial Mortgage Trust, Series 2015-NRF, Class DFX, 3.382% due 12/15/19(a)(b)	479,093
222,263	BB+	GE Business Loan Trust, Series 2006-1A, Class C, 0.851% due 5/15/34(a)(b)	191,863
145,757	A+	GMAC Home Equity Notes Loan Trust, Series 2004-VF1, Class A1, 1.186% due 2/25/31(a)(b)	144,039
		Government National Mortgage Association (GNMA):
2,662,784	NR	Series 2008-51, Class GS, 5.800% due 6/16/38(b)(k)	609,530
45,202	NR	Series 2010-107, Class SG, 5.718% due 2/20/38(b)(k)	2,968
59,544	NR	Series 2010-31, Class GS, 6.068% due 3/20/39(b)(k)	5,109
173,551	NR	Series 2010-85, Class HS, 6.218% due 1/20/40(b)(k)	22,196
3,647,670	NR	Series 2013-85, Class IA, 0.754% due 3/16/47(b)(k)	185,223
2,533,097	NR	Series 2014-105, Class IO, 1.091% due 6/16/54(b)(k)	184,833
194,084	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(k)	41,873
350,000	Aa2(c)	GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS, 3.777% due 5/10/50	353,322
		GS Mortgage Securities Trust:
635,075	BBB-	Series 2007-GG10, Class A1A, 5.794% due 8/10/45(b)	654,928
705,000	Aaa(c)	Series 2011-GC5, Class A4, 3.707% due 8/10/44	755,382
5,502,240	Aa1(c)	Series 2015-GS1, Class XA, 0.845% due 11/10/48(b)(k)	353,664
127,965	CCC	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.786% due 9/25/35(a)(b)	104,311
		Harborview Mortgage Loan Trust:
420,223	BBB+	Series 2004-5, Class 2A6, 2.396% due 6/19/34(b)	416,766
157,785	WD(j)	Series 2006-2, Class 1A, 2.835% due 2/25/36(b)	131,280
935,000	AAA	Hilton USA Trust, Series 2013-HLT, Class AFX, 2.662% due 11/5/30(a)	934,358
480,219	A+	HSBC Home Equity Loan Trust, Series 2007-3, Class APT, 1.632% due 11/20/36(b)	479,880
429,123	BBB+	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.626% due 12/25/35(b)	423,483
2,882	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.236% due 3/25/33(b)	2,791
		Indymac Index Mortgage Loan Trust:
73,891	CCC	Series 2004-AR15, Class 1A1, 3.048% due 2/25/35(b)	65,176
84,583	D	Series 2005-AR15, Class A2, 2.741% due 9/25/35(b)	71,584

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
$1,203,684	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.596% due 8/25/36(b)	$442,773
		JPMBB Commercial Mortgage Securities Trust:
80,000	A3(c)	Series 2013-C15, Class C, 5.081% due 11/15/45(b)	80,840
40,000	Aa3(c)	Series 2013-C17, Class B, 4.887% due 1/15/47(b)	42,624
350,000	BB(j)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(b)	216,087
240,000	A3(c)	Series 2014-C24, Class C, 4.426% due 11/15/47(b)	230,187
770,000	Aaa(c)	Series 2015-C31, Class A3, 3.801% due 8/15/48	811,915
550,000	Aaa(c)	Series 2015-C33, Class A4, 3.770% due 12/15/48	576,941
		JPMorgan Chase Commercial Mortgage Securities Trust:
2,194,808	AAA	Series 2006-CB16, Class A4, 5.552% due 5/12/45	2,206,556
32,334	AA+	Series 2006-LDP9, Class A3, 5.336% due 5/15/47	32,853
960,000	B-	Series 2007-CB18, Class AJ, 5.502% due 6/12/47(b)	871,762
390,000	BBB-	Series 2007-CB20, Class AM, 5.884% due 2/12/51(b)	409,245
48,302	AAA	Series 2011-C3, Class A2, 3.673% due 2/15/46(a)	48,833
825,000	AAA	Series 2011-C4, Class A3, 4.106% due 7/15/46(a)	860,240
140,000	Aaa(c)	Series 2011-C5, Class A3, 4.171% due 8/15/46	152,498
175,000	Aaa(c)	Series 2011-C5, Class AS, 5.323% due 8/15/46(a)(b)	198,407
370,000	Aa2(c)	Series 2011-C5, Class B, 5.323% due 8/15/46(a)(b)	404,078
1,040,303	Aaa(c)	Series 2012-CBX, Class A3, 3.139% due 6/15/45	1,057,278
2,391,353	Aaa(c)	Series 2012-CBX, Class XA, 1.704% due 6/15/45(b)(k)	156,866
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(a)	461,809
650,000	AA-	Series 2014-FL6, Class B, 2.711% due 11/15/31(a)(b)	631,243
150,000	A-	Series 2014-PHH, Class C, 2.527% due 8/15/27(a)(b)	146,003
300,000	AAA	Series 2015-SGP, Class A, 2.127% due 7/15/36(a)(b)	298,628
719,249	Aa1(c)	JPMorgan Trust, Series 2015-5, Class A9, 2.896% due 5/25/45(a)(b)	714,573
		LB-UBS Commercial Mortgage Trust:
710,000	AA-	Series 2006-C7, Class AM, 5.378% due 11/15/38	721,496
500,000	BB	Series 2007-C6, Class AM, 6.114% due 7/15/40(b)	519,756
160,000	A-	Series 2007-C7, Class AM, 6.158% due 9/15/45(b)	171,280
		Lehman XS Trust:
163,022	CCC	Series 2005-5N, Class 1A1, 0.736% due 11/25/35(b)	146,099
108,397	D	Series 2005-7N, Class 1A1B, 0.736% due 12/25/35(b)	57,240
630,000	AAA	Limerock CLO II Ltd., Series 2014-2A, Class A, 2.121% due 4/18/26(a)(b)	615,282
518,561	AAA	Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 2.227% due 9/15/28(a)(b)	515,417
760,000	Aaa(c)	Magnetite IX Ltd., Series 2014-9A, Class A1, 2.039% due 7/25/26(a)(b)	751,968
203,008	A+	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, 2.777% due 11/21/34(b)	206,589
589,252	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 2.554% due 10/25/32(b)	588,648
393,679	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.686% due 7/25/37(b)	235,869
		Merrill Lynch Mortgage Investors Trust:
61,433	A+	Series 2004-A3, Class 4A3, 2.704% due 5/25/34(b)	60,745
881,450	BBB	Series 2005-2, Class 2A, 2.520% due 10/25/35(b)	836,551
865,513	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	929,062
		ML-CFC Commercial Mortgage Trust:
291,000	Caa1(c)	Series 2007-5, Class AJ, 5.450% due 8/12/48(b)	257,826
260,000	B-	Series 2007-9, Class AJ, 6.185% due 9/12/49(b)	222,980
43,952	AAA	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-SD3, Class A, 0.896% due
		6/25/34(a)(b)	44,093
		Morgan Stanley Bank of America Merrill Lynch Trust:
30,000	Aaa(c)	Series 2013-C10, Class A4, 4.081% due 7/15/46(b)	32,837
500,000	Aaa(c)	Series 2013-C13, Class A4, 4.039% due 11/15/46	541,989
		Morgan Stanley Capital I Trust:
880,000	AAA	Series 2007-HQ11, Class A4FL, 0.562% due 2/12/44(b)	870,254
29,508	AAA	Series 2007-HQ12, Class A5, 5.730% due 4/12/49(b)	29,464
588,382	BBB-	Series 2007-HQ13, Class A3, 5.569% due 12/15/44	612,816
369,420	AAA	Series 2007-IQ13, Class A1A, 5.312% due 3/15/44	378,150

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
$302,552	A	Series 2007-IQ14, Class A1A, 5.665% due 4/15/49(b)	$311,685
200,000	A	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(b)	204,831
424,366	Aaa(c)	Series 2007-T25, Class A3, 5.514% due 11/12/49(b)	431,613
		Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
1,205,000	A+	Series 2005-WCW2, Class M1, 0.936% due 7/25/35(b)	1,200,967
1,940,000	CCC	Series 2005-WHQ4, Class M2, 0.926% due 9/25/35(b)	1,526,317
		PFS Financing Corp.:
540,000	AAA	Series 2014-BA, Class A, 1.027% due 10/15/19(a)(b)	535,108
635,000	AAA	Series 2015-AA, Class A, 1.047% due 4/15/20(a)(b)	626,814
1,787,000	A	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 0.686% due 7/25/36(b)	1,697,023
		Prime Mortgage Trust:
173,762	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	174,441
62,272	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(a)	62,581
1,263,231	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	1,154,177
		RAMP Trust:
4,124	CCC	Series 2003-RS4, Class AIIB, 1.096% due 5/25/33(b)	3,630
774,864	AA	Series 2003-RS9, Class AI6A, 5.895% due 10/25/33	823,028
223,517	BBB+	Series 2006-NC1, Class A2, 0.626% due 1/25/36(b)	223,743
915,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/13/32(a)(b)	974,024
27,298	D	Reperforming Loan REMIC Trust, Series 2004-R2, Class 1AF1, 0.856% due 11/25/34(a)(b)	23,727
388,406	Caa2(c)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	363,709
640,000	AAA	SCG Trust, Series 2013-SRP1, Class A, 1.827% due 11/15/26(a)(b)	637,275
193,788	NR	Small Business Administration Participation Certificates, Series 2013-20J, Class 1, 3.370% due 10/1/33	204,699
1,000,000	BBB	Solarcity Lmc Series VI LLC, Series 2016-A, Class A, 4.800% due 9/20/48(a)	992,030
370,342	BBB+	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.642% due 11/25/34(b)	369,592
210,339	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 0.680% due 7/19/35(b)	200,529
		Structured Asset Securities Corp.:
179,546	CCC	Series 2005-RF3, Class 1A, 0.786% due 6/25/35(a)(b)	144,341
195,958	BB	Series 2007-BC4, Class A3, 0.686% due 11/25/37(b)	195,834
100,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(a)	100,752
485,000	B	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFX, 5.703% due 6/15/49(a)	495,086
		WaMu Mortgage Pass Through Certificates Trust:
23,234	BBB+	Series 2004-AR11, Class A, 2.553% due 10/25/34(b)	23,334
93,529	BBB+	Series 2004-AR12, Class A2A, 0.826% due 10/25/44(b)	90,018
281,999	AA+	Series 2005-AR11, Class A1A, 0.756% due 8/25/45(b)	260,979
277,777	BBB-	Series 2005-AR19, Class A1A2, 0.726% due 12/25/45(b)	246,346
791,665	B-	Series 2005-AR4, Class A5, 2.465% due 4/25/35(b)	766,664
1,900,529	A+	Series 2006-AR1, Class 2A1A, 1.392% due 1/25/46(b)	1,820,754
1,559,485	CCC	Series 2006-AR11, Class 1A, 1.282% due 9/25/46(b)	1,299,692
706,220	CCC	Series 2006-AR13, Class 2A, 2.144% due 10/25/46(b)	629,127
1,443,068	B+	Series 2006-AR3, Class A1A, 1.322% due 2/25/46(b)	1,313,347
367,162	CC	Series 2007-HY4, Class 4A1, 2.192% due 9/25/36(b)	326,654
804,358	Ca(c)	Washington Mutual Mortgage Pass Through Certificates Trust, Series 2007-OA2, Class 2A, 1.022% due 1/25/47(b)	577,528
		Wells Fargo Commercial Mortgage Trust:
120,000	Aa3(c)	Series 2013-LC12, Class B, 4.298% due 7/15/46(b)	123,995
1,000,000	Aa2(c)	Series 2015-C28, Class AS, 3.872% due 5/15/48	1,013,663
150,000	Aaa(c)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	150,603
960,000	Aaa(c)	Series 2015-NXS1, Class A5, 3.148% due 5/15/48	966,751
310,000	A-(j)	Series 2015-NXS1, Class C, 3.848% due 5/15/48(b)	278,387
330,000	BBB-(j)	Series 2015-NXS1, Class D, 4.105% due 5/15/48(b)	244,418
565,000	Aaa(c)	Series 2015-NXS4, Class A4, 3.718% due 12/15/48	594,125

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
		Wells Fargo Mortgage Backed Securities Trust:
$599,970	Caa1(c)	Series 2006-12, Class A3, 6.000% due 10/25/36	$584,592
275,515	CCC	Series 2006-AR2, Class 2A1, 2.830% due 3/25/36(b)	272,362
77,594	Caa2(c)	Series 2006-AR7, Class 2A4, 2.741% due 5/25/36(b)	73,602
		WF-RBS Commercial Mortgage Trust:
750,000	Aaa(c)	Series 2011-C2, Class A4, 4.869% due 2/15/44(a)(b)	831,540
587,196	Aaa(c)	Series 2011-C4, Class A2, 3.454% due 6/15/44(a)	588,373
1,050,000	Aaa(c)	Series 2011-C4, Class A3, 4.394% due 6/15/44(a)	1,107,036
1,035,000	Aaa(c)	Series 2011-C5, Class A4, 3.667% due 11/15/44	1,100,285
1,895,070	Aaa(c)	Series 2012-C7, Class XA, 1.520% due 6/15/45(a)(b)(k)	135,037
145,000	Aaa(c)	Series 2013-C14, Class A4, 3.073% due 6/15/46	148,447
2,590,372	Aaa(c)	Series 2014-C20, Class XA, 1.205% due 5/15/47(b)(k)	162,138
240,000	BBB-(j)	Series 2014-C22, Class D, 3.908% due 9/15/57(a)(b)	169,946

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $122,064,288)	118,660,110

ASSET-BACKED SECURITIES — 2.5%
Automobiles — 0.6%
193,953	AAA	Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 0.850% due 5/15/18(a)	193,840
965,000	AAA	Drive Auto Receivables Trust, Series 2015-CA, Class A3, 1.380% due 10/15/18(a)	964,108
1,380,000	Aaa(c)	Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.830% due 8/25/19(a)	1,353,991
745,000	AAA	Honda Auto Receivables Owner Trust, Series 2015-4, Class A2, 0.820% due 7/23/18	743,694
755,000	Aaa(c)	Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A, 0.870% due 11/15/18	.754,299
706,839	AAA	Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.760% due 3/15/18	706,063

		Total Automobiles	4,715,995

Credit Cards — 0.2%
750,000	AAA	Citibank Credit Card Issuance Trust, Series 2014-A3, Class A3, 0.629% due 5/9/18(b)	750,074
645,000	AAA	Discover Card Execution Note Trust, Series 2016-A1, Class A1, 1.640% due 7/15/21	648,726

		Total Credit Cards	1,398,800

Student Loans — 1.7%
557,259	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 0.693% due 3/25/42(a)(b)	510,338
850,000	AA+	EFS Volunteer LLC, Series 2010-1, Class A2, 1.469% due 10/25/35(a)(b)	818,623
		Navient Private Education Loan Trust:
630,000	AAA	Series 2014-AA, Class A2B, 1.677% due 2/15/29(a)(b)	613,503
312,622	AAA	Series 2014-CTA, Class A, 1.127% due 9/16/24(a)(b)	307,978
		SLM Private Education Loan Trust:
208,554	AAA	Series 2012-A, Class A1, 1.831% due 8/15/25(a)(b)	209,012
705,000	AAA	Series 2012-C, Class A2, 3.310% due 10/15/46(a)	719,451
680,000	AAA	Series 2012-D, Class A2, 2.950% due 2/15/46(a)	685,360
176,253	AAA	Series 2012-E, Class A1, 1.177% due 10/16/23(a)(b)	176,227
		SLM Student Loan Trust:
1,220,000	AAA	Series 2003-11, Class A6, 1.262% due 12/15/25(a)(b)	1,153,266
1,400,000	AAA	Series 2004-1, Class A4, 0.879% due 10/27/25(b)	1,328,391
485,978	AAA	Series 2004-8A, Class A5, 1.119% due 4/25/24(a)(b)	480,305
880,000	AA+	Series 2005-5, Class A5, 1.369% due 10/25/40(b)	817,916
1,116,341	AAA	Series 2005-6, Class A5B, 1.819% due 7/27/26(b)	1,114,765
1,070,000	AAA	Series 2005-6, Class A6, 0.759% due 10/27/31(b)	1,005,129
1,233,635	AAA	Series 2011-2, Class A1, 1.036% due 11/25/27(b)	1,210,175
		SMB Private Education Loan Trust:
675,140	AAA	Series 2015-B, Class A1, 1.131% due 2/15/23(a)(b)	672,890
680,000	AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(a)	682,341
545,000	AAA	Series 2015-C, Class A3, 2.381% due 8/16/32(a)(b)	529,334

		Total Student Loans	13,035,004

		TOTAL ASSET-BACKED SECURITIES (Cost — $19,378,557)	19,149,799

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS — 2.2%
Brazil — 0.3%
656,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	$389,648
4,266,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/17	1,048,953
			Federative Republic of Brazil:
$430,000		BB	4.875% due 1/22/21	420,325
490,000		BB	5.625% due 1/7/41	382,200
400,000		BB	5.000% due 1/27/45	285,000

			Total Brazil	2,526,126

Canada — 0.0%
152,000		AA	Province of Manitoba Canada, 3.050% due 5/14/24	161,323

China — 0.0%
			China Government Bond:
1,000,000	CNH	Aa3(c)	3.380% due 11/21/24	148,964
1,000,000	CNY	Aa3(c)	3.390% due 5/21/25	148,928

			Total China	297,892

Colombia — 0.1%
370,000		BBB	Colombia Government International Bond, 5.625% due 2/26/44	335,775

Indonesia — 0.1%
500,000		BB+	Indonesia Government International Bond, 3.750% due 4/25/22	497,978

Mexico — 1.0%
			Mexican Bonos:
2,118,000	MXN	A	8.000% due 6/11/20	128,577
30,492,700	MXN	A	6.500% due 6/9/22	1,750,538
15,120,000	MXN	A	10.000% due 12/5/24	1,065,935
46,325,700	MXN	A	7.750% due 11/13/42	2,840,002
			Mexico Government International Bond:
61,000		BBB+	3.500% due 1/21/21	62,983
174,000		BBB+	3.625% due 3/15/22	178,263
400,000		BBB+	3.600% due 1/30/25	399,000
78,000		BBB+	6.050% due 1/11/40	87,067
828,000		BBB+	4.750% due 3/8/44	780,390
300,000		BBB+	5.550% due 1/21/45	313,875

			Total Mexico	7,606,630

Panama — 0.0%
200,000		BBB	Panama Government International Bond, 4.000% due 9/22/24	208,000

Peru — 0.1%
			Peruvian Government International Bond:
218,000		BBB+	4.125% due 8/25/27	224,213
60,000		BBB+	6.550% due 3/14/37	72,450
290,000		BBB+	5.625% due 11/18/50	311,025

			Total Peru	607,688

Poland — 0.4%
10,340,000	PLN	A-	Poland Government Bond, 3.250% due 7/25/25	2,694,379
610,000		BBB+	Poland Government International Bond, 4.000% due 1/22/24	656,894

			Total Poland	3,351,273

Russia — 0.1%
			Russian Foreign Bond - Eurobond:
357,595		BB+	step bond to yield, 7.500% due 3/31/30	437,227
41,650		BB+	step bond to yield, 7.500% due 3/31/30(a)	50,925

			Total Russia	488,152

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
South Africa — 0.0%
$305,000	BBB-	South Africa Government International Bond, 5.875% due 9/16/25	$320,276

Turkey — 0.1%
280,000	Baa3(c)	Turkey Government International Bond, 7.375% due 2/5/25	329,459

Uruguay — 0.0%
		Uruguay Government International Bond:
70,000	BBB	4.500% due 8/14/24	73,500
85,000	BBB	4.375% due 10/27/27	85,850

		Total Uruguay	159,350

		TOTAL SOVEREIGN BONDS (Cost — $19,995,822)	16,889,922

MUNICIPAL BONDS — 0.7%
California — 0.2%
80,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health Project, Series A, 5.000% due 8/15/52	89,252
		State of California, GO:
100,000	AA-	5.000% due 12/1/37	106,971
150,000	AA-	5.000% due 9/1/42	173,910
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	25,673
400,000	AA	Series AJ, 4.601% due 5/15/31	445,756
266,000	AA	Series AQ, 4.767% due 5/15/15	272,929
90,000	AA-	Series G, 5.000% due 5/15/37	105,324

		Total California	1,219,815

Delaware — 0.0%
300,000	AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 1.588% due 1/29/46(b)	263,556

Illinois — 0.1%
280,000	A-	State of Illinois, GO, 5.500% due 7/1/24	325,928

Massachusetts — 0.0%
185,000	AA-	Massachusetts Development Finance Agency, Revenue Bonds, Series M-4, 5.000% due 7/1/44	207,232
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 10/15/41	116,787

		Total Massachusetts	324,019

Minnesota — 0.0%
325,000	AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset Backed Notes, Series 2007-1, GTDSTD-Insured, 1.588% due 1/29/46(b)	285,519

Missouri — 0.0%
100,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/42	115,176

Nevada — 0.1%
435,000	AA+	Las Vegas Valley Water District, GO, Series B, 5.000% due 6/1/37	501,572

New Jersey — 0.0%
165,000	A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.000% due 6/15/36	174,047

New York — 0.2%
500,000	AA	City of New York, GO, Series G-1, 5.968% due 3/1/36	647,845
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A, 5.000% due 11/1/42	91,879
		New York City Water & Sewer System, Revenue Bonds:
120,000	AA+	Series BB 5.000% due 6/15/47	138,445

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
New York — 0.2% — (continued)
$300,000	AA+	Series CC 5.882% due 6/15/44	$401,577
270,000	AAA	New York State Urban Development Corp., Revenue Bonds, Series E, 5.000% due 3/15/24	331,036

		Total New York	1,610,782

Texas — 0.0%
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, Series A, 5.000% due 11/1/45(m)	254,124

Virginia — 0.1%
334,798	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	347,996

		TOTAL MUNICIPAL BONDS (Cost — $5,211,668)	5,422,534

SENIOR LOANS — 0.2%
73,244	NR	Activision Blizzard Inc. (Restricted), 3.250% due 10/13/20	73,358
46,304	NR	Berry Plastics Corp. (Restricted), 4.000% due 10/3/22	46,101
300,000	NR	Charter Communications Operating LLC (Restricted), 3.500% due 1/24/23	298,938
49,494	NR	FMG Resources August 2006 Pty Ltd. (Restricted), 4.250% due 6/30/19	38,181
205,275	NR	Gardner Denver Inc. (Restricted), 4.250% due 7/30/20	169,865
192,270	NR	Hilton Worldwide Finance LLC (Restricted), 3.500% due 10/26/20	191,936
49,875	NR	Jarden Corp. (Restricted), 3.188% due 7/30/22	49,844
204,225	NR	Michaels Stores Inc. (Restricted), 3.750% due 1/28/20	202,151
309,225	NR	Party City Holdings Inc. (Restricted), 4.250% due 8/19/22	297,552

		TOTAL SENIOR LOANS (Cost — $1,429,517)	1,367,926

Shares/Units
PREFERRED STOCK — 0.1%
FINANCIALS — 0.1%
Banks — 0.1%
30,275		GMAC Capital Trust I, 6.402%(b) (Cost — $751,009)	734,472

Number of Contracts
PURCHASED OPTIONS — 0.0%
United States — 0.0%
63		Option on 3-Month Eurodollar March Futures, Call @ $99.50, expires 03/14/2016, GSC	394
329		Option on 3-Month Eurodollar March Futures, Put @ $99.38, expires 03/14/2016, GSC	32,900
28		U.S. Treasury 10-Year Note April Futures, Put @ $127.50, expires 03/24/2016, GSC	1,312
26		U.S. Treasury 10-Year Note April Futures, Put @ $129.00, expires 03/24/2016, GSC	4,875

		Total United States	39,481

		TOTAL PURCHASED OPTIONS (Cost — $68,581)	39,481

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $760,887,455)	761,264,661

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (n) — 4.1%
MONEY MARKET FUND — 0.1%
$499,205		Invesco STIT — Government & Agency Portfolio(o) (Cost — $499,205)	$499,205

TIME DEPOSITS — 2.4%
10,490,294		ANZ National Bank — London, 0.150% due 3/1/16	10,490,294
44,098	EUR	DNB — Oslo, (0.310)% due 3/1/16	47,906
8,130,111		Wells Fargo — Grand Cayman, 0.150% due 3/1/16	8,130,111

		TOTAL TIME DEPOSITS (Cost — $18,668,311)	18,668,311

U.S. GOVERNMENT OBLIGATIONS — 1.6%
		U.S. Treasury Bills:
4,095,000		0.230% due 4/7/16(p)(q)	4,094,032
1,700,000		0.255% due 4/21/16(p)	1,699,386
1,925,000		0.343% due 5/5/16(p)	1,923,810
4,595,000		0.436% due 8/18/16(p)	4,585,572

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $12,302,800)	12,302,800

		TOTAL SHORT-TERM INVESTMENTS (Cost — $31,470,316)	31,470,316

		TOTAL INVESTMENTS — 103.4% (Cost — $792,357,771#)	792,734,977

		Liabilities in Excess of Other Assets — (3.4)%	(25,578,160)

		TOTAL NET ASSETS — 100.0%	$767,156,817

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2016.
(c)	Rating by Moody’s Investors Service. All ratings are unaudited.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	All or a portion of this security is on loan (See Note 1).
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Illiquid security.
(h)	Security is currently in default.
(i)	This security is traded on a TBA basis (see Note 1).
(j)	Rating by Fitch Ratings Service. All ratings are unaudited.
(k)	Interest only security.
(l)	Principal only security.
(m)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(n)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 3.5%.
(o)	Represents investment of collateral received from securities lending transactions.
(p)	Rate shown represents yield-to-maturity.
(q)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Abbreviations used in this schedule:
ABS	— Asset-Based Security
CLO	— Collateralized Loan Obligation
GO	— General Obligation
GTDSTD	— Guaranteed Student Loans
MASTR	— Mortgage Asset Securitization Transactions Inc.
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit
STRIP	— Separate Trading of Registered Interest and Principal

Summary of Investments by Security Type^
Corporate Bonds & Notes	28.4%
Mortgage-Backed Securities	23.6
U.S. Government & Agency Obligations	23.5
Collateralized Mortgage Obligations	15.0
Asset-Backed Securities	2.4
Sovereign Bonds	2.1
Municipal Bonds	0.7
Senior Loans	0.2
Preferred Stocks	0.1
Purchased Options	0.0 *
Short-Term Investments	4.0

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.1%

Schedule of Options Contracts Written

Number of Contracts	Security Name	Counterparty	Expiration Date	Strike Price	Value
United States
28	3-Month Eurodollar March Futures, Call	GSC	3/14/16	$99.25	$6,300
412	3-Month Eurodollar March Futures, Put	GSC	3/14/16	99.25	2,575
18	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/24/16	130.00	18,000

	TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $37,293)				$26,875

During the period ended February 29, 2016, options contracts written transactions for Core Fixed Income Fund was as follows:

	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2015	5,470,630	$420,248
Options written	2,055	584,669
Options closed	(5,471,151)	(573,540)
Options expired	(1,076)	(394,084)

Options contracts written, outstanding at February 29, 2016	458	$37,293

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Schedule of Forward Sale Commitments

Face Amount	Security	Value
	Federal National Mortgage Association (FNMA)
$6,400,000	3.500% due 3/1/46(a)	$6,705,818

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $6,687,000)	$6,705,818

(a)	This security is traded on a TBA basis (see Note 1).

At February 29, 2016, Core Fixed Income Fund had open exchange traded futures contracts as described below.

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar March Futures	49	3/17	$12,143,425	$53,000
U.S. Treasury 2-Year Note June Futures	88	6/16	19,232,125	(14,307)
U.S. Treasury 5-Year Note June Futures	233	6/16	28,189,360	(4,045)

				34,648

Contracts to Sell:
90-Day Eurodollar December Futures	527	12/16	130,649,887	(130,388)
90-Day Eurodollar December Futures	61	12/17	15,094,450	(75,188)
90-Day Eurodollar March Futures	324	3/16	80,463,375	(15,187)
Euro FX Currency March Futures	6	3/16	816,375	2,250
Euro-BOBL March Futures	7	3/16	1,015,255	(10,660)
Euro-Bund March Futures	40	3/16	7,248,228	(275,866)
U.S. Treasury 10-Year Note June Futures	166	6/16	21,665,594	8,172
U.S. Treasury Long Bond June Futures	24	6/16	3,948,750	7,680
U.S. Ultra Long Bond June Futures	23	6/16	3,982,594	(4,738)

				(493,925)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts				$(459,277)

At February 29, 2016, Core Fixed Income Fund had deposited cash of $844,868 with a broker or brokers as margin collateral on open exchange traded futures contracts.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 29, 2016, Core Fixed Income Fund had open forward foreign currency contracts as described below.

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Brazilian Real	5,881,000	BCLY	$1,448,136	4/12/16	$(39,277)
Chinese Onshore Renminbi	10,230,000	BCLY	1,557,777	4/12/16	(33,641)
Chinese Onshore Renminbi	9,350,000	BCLY	1,423,774	4/12/16	(31,576)
Chinese Onshore Renminbi	5,100,000	BCLY	776,604	4/12/16	(16,771)
Chinese Onshore Renminbi	5,120,000	BCLY	779,650	4/12/16	(16,837)
Chinese Onshore Renminbi	14,910,000	CITI	2,270,425	4/12/16	(31,854)
Chinese Onshore Renminbi	3,280,000	CITI	499,463	4/12/16	(8,372)
Chinese Onshore Renminbi	6,380,000	CITI	971,517	4/12/16	(17,284)
Euro	3,382,905	BCLY	3,684,677	4/12/16	1,016
Euro	1,045,683	BOA	1,138,963	4/12/16	309
Euro	6,885,000	CITI	7,499,175	4/12/16	(9,741)
Japanese Yen	161,010,000	BOA	1,429,967	4/12/16	(58,128)
Japanese Yen	322,522,102	CITI	2,864,392	4/12/16	(121,461)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$(383,617)

At February 29, 2016, Core Fixed Income Fund held the following Over The Counter Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	02/17/2042	BCLY	USD 1,545,000	$(222,378)	$—	$(222,378)

At February 29, 2016, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	3.676%	11/15/2043	BCLY	USD 910,000	$(324,556)

At February 29, 2016, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $90,756 for open Centrally Cleared Interest Rate Swap Contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
BRL	— Brazilian Real	BCLY	— Barclays Bank PLC
CNH	— Chinese Offshore Renminbi	BOA	— Bank of America
CNY	— Chinese Onshore Renminbi	CITI	— Citigroup Global Markets Inc.
MXN	— Mexican Peso	GSC	— Goldman Sachs & Co.
PLN	— Polish Zloty

See pages 168 and 169 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES — 91.5%
Aerospace & Defense — 0.5%
$610,000	BB-	CBC Ammo LLC/CBC FinCo Inc., Senior Unsecured Notes, 7.250% due 11/15/21(a)	$481,900
310,000	B	LMI Aerospace Inc., Secured Notes, 7.375% due 7/15/19	290,625
320,000	B+	Triumph Group Inc., Company Guaranteed Notes, 4.875% due 4/1/21	257,600

		Total Aerospace & Defense	1,030,125

Airlines — 1.5%
625,000	B	Air Canada, Company Guaranteed Notes, 7.750% due 4/15/21(a)	607,812
273,947	BBB-	American Airlines Class B Pass Through Trust, Series 2013-1, Pass Thru Certificates, 5.625% due 1/15/21(a)	275,659
584,478	BBB-	American Airlines Class B Pass Through Trust, Series 2013-2, Pass Thru Certificates, 5.600% due 7/15/20(a)	588,131
40,000	BB	American Airlines Class C Pass Through Trust, Series 2013-1, Pass Thru Certificates, 6.125% due 7/15/18(a)	41,000
430,000	B+	American Airlines Group Inc., Company Guaranteed Notes, 5.500% due 10/1/19(a)	433,182
102,266	BB+	Continental Airlines Class B Pass Through Trust, Series 2007-1, Pass Thru Certificates, 6.903% due 4/19/22	106,357
24,473	BBB	Continental Airlines Class B Pass Through Trust, Series 2012-2, Pass Thru Certificates, 5.500% due 10/29/20	24,809
47,220	BBB	Delta Air Lines Class B Pass Through Trust, Series 2007-1, Pass Thru Certificates, 8.021% due 8/10/22	53,064
39,271	A-	Delta Air Lines Class B Pass Through Trust, Series 2009-1, Pass Thru Certificates, 9.750% due 12/17/16	41,480
164,074	BBB	United Airlines Class B Pass Through Trust. Series 2013-1, Pass Thru Certificates, 5.375% due 8/15/21	166,741
399,879	BBB	United Airlines Class B Pass Through Trust, Series 2014-1, Pass Thru Certificates, 4.750% due 4/11/22	395,380
270,000	BBB	United Airlines Class B Pass Through Trust, Series 2014-2, Pass Thru Certificates, 4.625% due 9/3/22	271,688
200,711	BBB-	US Airways Class B Pass Through Trust, Series 2012-2, Pass Thru Certificates, 6.750% due 6/3/21	206,481

		Total Airlines	3,211,784

Automobiles — 1.7%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
440,000	BB-	5.125% due 2/15/19	438,350
320,000	BB-	6.625% due 10/15/22	324,800
350,000	BB-	Fiat Chrysler Automobiles NV, Senior Unsecured Notes, 5.250% due 4/15/23	332,500
		General Motors Co., Senior Unsecured Notes:
70,000	BBB-	6.600% due 4/1/36	72,708
560,000	BBB-	5.200% due 4/1/45	485,431
30,000	BBB-	6.750% due 4/1/46	31,485
350,000	BB	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 5.125% due 11/15/23	361,375
980,000	B	Schaeffler Holding Finance BV, Senior Secured Notes, 6.875% (6.875% Cash or 7.625% PIK) due 8/15/18(a)(b)	1,006,950
460,000	BB	ZF North America Capital Inc., Company Guaranteed Notes, 4.750% due 4/29/25(a)	441,025

		Total Automobiles	3,494,624

Banks — 2.5%
		Bank of America Corp., Junior Subordinated Notes:
260,000	BB+	5.200%(c)(d)	236,600
150,000	BB+	6.500%(c)(d)	153,187
200,000	BB+	Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	202,625
200,000	B+	Barclays PLC, Junior Subordinated Notes, 8.250%(c)(d)	190,768

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Banks — 2.5% — (continued)
		CIT Group Inc., Senior Unsecured Notes:
$730,000	BB+	5.375% due 5/15/20	$755,550
30,000	BB+	5.000% due 8/15/22	30,187
1,250,000	BB+	5.000% due 8/1/23	1,253,125
250,000	BBB+	Cooperatieve Rabobank UA, Bank Guaranteed Notes, 5.250% due 8/4/45	256,211
210,000	BB+	Credit Agricole SA, Junior Subordinated Notes, 8.375%(a)(c)(d)	228,375
310,000	Baa3(e)	HSBC Holdings PLC, Junior Subordinated Notes, 6.375%(c)(d)	285,123
170,000	BBB-	M&T Bank Corp., Junior Subordinated Notes, 6.875%(d)	170,748
785,000	B	Provident Funding Associates LP/PFG Finance Corp., Company Guaranteed Notes, 6.750% due 6/15/21(a)	755,562
620,000	BB	Royal Bank of Scotland Group PLC, Subordinated Notes, 6.000% due 12/19/23	627,202

		Total Banks	5,145,263

Beverages — 1.2%
510,000	B-	Beverages & More Inc., Senior Secured Notes, 10.000% due 11/15/18(a)	455,812
370,000	B-	Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	355,200
		Constellation Brands Inc., Company Guaranteed Notes:
270,000	BB+	4.250% due 5/1/23	281,137
430,000	BB+	4.750% due 12/1/25	450,963
		Cott Beverages Inc., Company Guaranteed Notes:
260,000	B-	6.750% due 1/1/20	274,300
330,000	B-	5.375% due 7/1/22	329,175
370,000	BB-	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(a)	417,638

		Total Beverages	2,564,225

Biotechnology — 0.1%
220,000	B+	AMAG Pharmaceuticals Inc., Company Guaranteed Notes, 7.875% due 9/1/23(a)	192,500

Building Products — 0.6%
415,000	BB-	Griffon Corp., Company Guaranteed Notes, 5.250% due 3/1/22	395,806
240,000	B	Hardwoods Acquisition Inc., Senior Secured Notes, 7.500% due 8/1/21(a)	114,000
		Standard Industries Inc., Senior Unsecured Notes:
130,000	BBB-	5.125% due 2/15/21(a)	133,250
180,000	BBB-	5.500% due 2/15/23(a)	183,150
450,000	B	Woodside Homes Co. LLC/Woodside Homes Finance Inc., Company Guaranteed Notes, 6.750% due 12/15/21(a)	384,750

		Total Building Products	1,210,956

Capital Markets — 0.2%
510,000	BBB-	E*TRADE Financial Corp., Senior Unsecured Notes, 5.375% due 11/15/22	531,364

Chemicals — 0.7%
500,000	BB	Axiall Corp., Company Guaranteed Notes, 4.875% due 5/15/23	486,875
185,000	BB+	Blue Cube Spinco Inc., Company Guaranteed Notes, 9.750% due 10/15/23(a)	206,737
220,000	CCC+	Eco Services Operations LLC/Eco Finance Corp., Senior Unsecured Notes, 8.500% due 11/1/22(a)	198,000
90,000	B+	Hercules Inc., Junior Subordinated Notes, 6.500% due 6/30/29	77,391
400,000	CCC	Hexion Inc., Senior Secured Notes, 8.875% due 2/1/18	267,000
385,000	B+	Platform Specialty Products Corp., Senior Unsecured Notes, 6.500% due 2/1/22(a)	313,775

		Total Chemicals	1,549,778

Commercial Services & Supplies — 3.9%
		ADT Corp. (The), Senior Unsecured Notes:
300,000	BB-	6.250% due 10/15/21	294,000
500,000	BB-	4.875% due 7/15/42(f)	335,000
600,000	B	Ahern Rentals Inc., Secured Notes, 7.375% due 5/15/23(a)(f)	363,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Commercial Services & Supplies — 3.9% — (continued)
		Ashtead Capital Inc., Secured Notes:
$460,000	BB	6.500% due 7/15/22(a)	$474,950
380,000	BB	5.625% due 10/1/24(a)	378,100
210,000	CCC+	Garda World Security Corp., Company Guaranteed Notes, 7.250% due 11/15/21(a)	148,050
390,000	B3(e)	GFL Escrow Corp., Senior Unsecured Notes, 9.875% due 2/1/21(a)	397,800
744,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 7.000% due 9/1/22(g)	712,380
325,000	B	Hertz Corp. (The), Company Guaranteed Notes, 7.500% due 10/15/18	329,875
790,000	B-	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes, 6.375% due 8/1/23(a)	807,775
400,000	BB-	Mobile Mini Inc., Company Guaranteed Notes, 7.875% due 12/1/20	409,000
470,000	B-	Modular Space Corp., Secured Notes, 10.250% due 1/31/19(a)	131,600
470,000	CCC+	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	400,675
110,000	B-	NES Rentals Holdings Inc., Secured Notes, 7.875% due 5/1/18(a)	87,450
315,000	B-	Park-Ohio Industries Inc., Company Guaranteed Notes, 8.125% due 4/1/21	318,150
110,000	B-	StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary, Company Guaranteed Notes, 7.875% due 6/1/21	112,200
		United Rentals North America Inc., Company Guaranteed Notes:
1,345,000	BB-	7.625% due 4/15/22	1,436,621
500,000	BB-	5.750% due 11/15/24	489,900
670,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(a)	602,163

		Total Commercial Services & Supplies	8,228,689

Communications Equipment — 0.3%
		CommScope Inc.:
295,000	B	Company Guaranteed Notes, 5.500% due 6/15/24(a)	287,256
60,000	BB	Senior Secured Notes, 4.375% due 6/15/20(a)	61,200
350,000	B	CommScope Technologies Finance LLC, Senior Unsecured Notes, 6.000% due 6/15/25(a)	348,250

		Total Communications Equipment	696,706

Construction Materials — 0.6%
733,687	B-	Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Unsecured Notes, 8.875% (8.875% cash or 9.625% PIK) due 4/15/19(a)(b)	520,918
400,000	B+	Michael Baker International LLC/CDL Acquisition Co., Inc., Senior Secured Notes, 8.250% due 10/15/18(a)	342,000
430,000	BB-	US Concrete Inc., Senior Secured Notes, 8.500% due 12/1/18	447,200

		Total Construction Materials	1,310,118

Consumer Finance — 1.3%
		Ally Financial Inc.:
		Company Guaranteed Notes:
209,000	BB+	8.000% due 3/15/20	233,035
224,000	BB+	7.500% due 9/15/20	248,080
335,000	BB+	8.000% due 11/1/31	370,175
		Subordinated Notes:
150,000	BB-	8.000% due 12/31/18	163,500
340,000	BB-	5.750% due 11/20/25	331,075
640,000	BB	Credit Acceptance Corp., Company Guaranteed Notes, 6.125% due 2/15/21	597,600
170,000	BB	First Cash Financial Services Inc., Company Guaranteed Notes, 6.750% due 4/1/21	164,050
		Navient Corp., Senior Unsecured Notes:
120,000	BB-	8.450% due 6/15/18	128,176
140,000	BB-	5.875% due 3/25/21	123,375
380,000	BB-	5.875% due 10/25/24	309,225

		Total Consumer Finance	2,668,291

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Containers & Packaging — 1.0%
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
$350,000	B+	Senior Secured Notes, 3.512% due 12/15/19(a)(c)	$341,250
215,294	Caa1(e)	Senior Unsecured Notes, 7.000% due 11/15/20(a)	201,300
440,000	BB+	Ball Corp., Company Guaranteed Notes, 5.250% due 7/1/25	460,350
290,000	CCC	BWAY Holding Co., Senior Unsecured Notes, 9.125% due 8/15/21(a)	242,150
230,000	B-	Coveris Holdings SA, Company Guaranteed Notes, 7.875% due 11/1/19(a)	184,000
		Pactiv LLC, Senior Unsecured Notes:
190,000	CCC+	7.950% due 12/15/25	164,350
680,000	CCC+	8.375% due 4/15/27	588,200

		Total Containers & Packaging	2,181,600

Diversified Consumer Services — 0.3%
		Service Corp. International, Senior Unsecured Notes:
500,000	BB	5.375% due 5/15/24	534,375
130,000	BB	7.500% due 4/1/27	149,825

		Total Diversified Consumer Services	684,200

Diversified Financial Services — 2.7%
		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Company Guaranteed Notes:
280,000	BB+	4.500% due 5/15/21	283,150
410,000	BB+	4.625% due 7/1/22(g)	412,050
420,000	B+	Ausdrill Finance Pty Ltd., Company Guaranteed Notes, 6.875% due 11/1/19(a)	300,300
990,000	BB+	Citigroup Inc., Junior Subordinated Notes, 5.950%(c)(d)	931,838
710,000	Caa2(e)	Compiler Finance Sub Inc., Senior Unsecured Notes, 7.000% due 5/1/21(a)(f)	278,675
410,000	B	Globe Luxembourg SCA, Senior Secured Notes, 9.625% due 5/1/18(a)	219,350
500,000	B+	ILFC E-Capital Trust I, Limited Guaranteed Notes, 4.490% due 12/21/65(a)(c)	386,250
		International Lease Finance Corp., Senior Unsecured Notes:
370,000	BB+	8.250% due 12/15/20	429,200
155,000	BB+	8.625% due 1/15/22	184,256
530,000	CCC+	Jack Cooper Holdings Corp., Senior Secured Notes, 10.250% due 6/1/20(a)	400,150
740,000	B	KCA Deutag UK Finance PLC, Senior Secured Notes, 7.250% due 5/15/21(a)	340,400
530,000	B-	OPE KAG Finance Sub Inc., Senior Unsecured Notes, 7.875% due 7/31/23(a)	516,088
740,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(a)	695,600
160,000	B-	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	136,800
320,000	B	TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes, 8.500% due 9/15/18(a)	264,000

		Total Diversified Financial Services	5,778,107

Diversified Telecommunication Services — 4.1%
		CenturyLink Inc., Senior Unsecured Notes:
465,000	BB	5.625% due 4/1/20	472,556
120,000	BB	6.450% due 6/15/21	122,474
430,000	BB	5.800% due 3/15/22	419,250
150,000	BB	6.750% due 12/1/23	147,188
35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	31,150
550,000	B-	Cogent Communications Finance Inc., Company Guaranteed Notes, 5.625% due 4/15/21(a)	523,875
420,000	BB+	Inmarsat Finance PLC, Company Guaranteed Notes, 4.875% due 5/15/22(a)	413,175
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
190,000	B+	7.250% due 10/15/20	132,050
350,000	B+	7.500% due 4/1/21	245,000
680,000	B+	5.500% due 8/1/23	445,400
		Level 3 Financing Inc., Company Guaranteed Notes:
130,000	B	6.125% due 1/15/21	136,175
225,000	B	5.375% due 8/15/22	232,031
30,000	B	5.625% due 2/1/23	31,087
770,000	B	5.125% due 5/1/23	788,288

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Telecommunication Services — 4.1% — (continued)
$130,000	B	Techniplas LLC, Senior Secured Notes, 10.000% due 5/1/20(a)	$84,825
306,000	BB	UPCB Finance V Ltd., Senior Secured Notes, 7.250% due 11/15/21(a)	325,125
430,000	BB	VimpelCom Holdings BV, Company Guaranteed Notes, 5.950% due 2/13/23(a)	409,360
		Virgin Media Finance PLC, Company Guaranteed Notes:
885,000	B	6.375% due 4/15/23(a)	925,931
470,000	B	6.000% due 10/15/24(a)	472,938
260,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 1/15/25(a)	262,600
		Windstream Services LLC, Company Guaranteed Notes:
430,000	B+	7.750% due 10/15/20	357,308
1,305,000	B+	7.750% due 10/1/21	1,059,497
650,000	B+	7.500% due 6/1/22(g)	507,000
50,000	B+	7.500% due 4/1/23	38,026

		Total Diversified Telecommunication Services	8,582,309

Electric Utilities — 1.5%
		Calpine Corp., Senior Unsecured Notes:
900,000	B	5.375% due 1/15/23	843,750
240,000	B	5.750% due 1/15/25	216,900
520,000	B+	Dynegy Inc., Company Guaranteed Notes, 6.750% due 11/1/19	484,575
3,449	B-	FPL Energy National Wind Portfolio LLC, Senior Secured Notes, 6.125% due 3/25/19(a)	3,475
477,404	CCC+	Miran Mid-Atlantic Series C Pass Through Trust, Pass Thru Certificates, 10.060% due 12/30/28	466,066
1,210,000	B	NRG REMA LLC, Pass Thru Certificates, 9.681% due 7/2/26	1,175,212

		Total Electric Utilities	3,189,978

Electronic Equipment, Instruments & Components — 0.6%
95,000	B+	International Wire Group Holdings Inc., Secured Notes, 8.500% due 10/15/17(a)	94,406
250,000	B	Radio Systems Corp., Secured Notes, 8.375% due 11/1/19(a)(f)	256,875
1,050,000	BB-	WESCO Distribution Inc., Company Guaranteed Notes, 5.375% due 12/15/21	994,875

		Total Electronic Equipment, Instruments & Components	1,346,156

Energy Equipment & Services — 0.9%
		CGG SA, Company Guaranteed Notes:
520,000	CCC	6.500% due 6/1/21	178,100
200,000	CCC	6.875% due 1/15/22	70,000
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
665,000	BB-	5.000% due 1/15/18	640,475
130,000	BB-	6.625% due 10/1/20(a)	115,700
555,000	BB-	6.875% due 2/1/21	485,625
326,000	BB-	6.375% due 8/1/22	281,990
140,000	BB-	5.250% due 5/1/23	110,250

		Total Energy Equipment & Services	1,882,140

Food Products — 1.3%
585,000	B-	Diamond Foods Inc., Company Guaranteed Notes, 7.000% due 3/15/19(a)	606,937
		JBS USA LLC/JBS USA Finance Inc.:
310,000	BB+	Company Guaranteed Notes, 7.250% due 6/1/21(a)	301,475
530,000	BB+	Senior Unsecured Notes, 5.875% due 7/15/24(a)	471,700
		Kraft Heinz Foods Co.:
170,000	BBB-	Company Guaranteed Notes, 7.125% due 8/1/39(a)	213,138
132,000	BBB-	Secured Notes, 4.875% due 2/15/25(a)	144,557
430,000	BB+	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.750% due 3/15/25(a)	419,788
720,000	CCC+	Simmons Foods Inc., Secured Notes, 7.875% due 10/1/21(a)	612,000

		Total Food Products	2,769,595

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Health Care Equipment & Supplies — 2.0%
$430,000	CCC+	Alere Inc., Company Guaranteed Notes, 6.500% due 6/15/20	$447,200
200,000	B-	ConvaTec Finance International SA, Company Guaranteed Notes, 8.250% (8.250% cash or 9.000% PIK) due 1/15/19(a)(b)	177,250
		DJO Finance LLC/DJO Finance Corp., Secured Notes:
80,000	CCC	10.750% due 4/15/20(a)	64,800
1,150,000	CCC+	8.125% due 6/15/21(a)	968,875
260,000	B-	Greatbatch Ltd., Company Guaranteed Notes, 9.125% due 11/1/23(a)	253,500
420,000	CCC+	Immucor Inc., Company Guaranteed Notes, 11.125% due 8/15/19	317,100
		Kinetic Concepts Inc./KCI USA Inc.:
460,000	CCC+	Company Guaranteed Notes, 12.500% due 11/1/19(f)(g)	357,938
585,000	B-	Secured Notes, 10.500% due 11/1/18	542,587
		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Company Guaranteed Notes:
40,000	BB-	5.750% due 8/1/22(a)	39,700
420,000	BB-	5.625% due 10/15/23(a)	414,750
50,000	BB-	5.500% due 4/15/25(a)	47,375
670,000	B-	Universal Hospital Services Inc., Secured Notes, 7.625% due 8/15/20	584,575

		Total Health Care Equipment & Supplies	4,215,650

Health Care Providers & Services — 5.4%
695,000	B	Acadia Healthcare Co., Inc., Company Guaranteed Notes, 5.125% due 7/1/22	692,567
430,000	B-	Amsurg Corp., Company Guaranteed Notes, 5.625% due 7/15/22	444,513
		Centene Escrow Corp., Senior Unsecured Notes:
470,000	BB	5.625% due 2/15/21(a)	492,325
160,000	BB	6.125% due 2/15/24(a)	170,200
		CHS/Community Health Systems Inc.:
310,000	B-	Company Guaranteed Notes, 6.875% due 2/1/22	267,375
		Senior Secured Notes:
120,000	BB	5.125% due 8/15/18	121,050
645,000	BB	5.125% due 8/1/21	651,450
300,000	B+	DaVita HealthCare Partners Inc., Company Guaranteed Notes, 5.125% due 7/15/24	305,812
		Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes:
360,000	BB+	5.875% due 1/31/22(a)	395,100
300,000	BB+	4.750% due 10/15/24(a)	308,100
		HCA Inc.:
		Company Guaranteed Notes:
495,000	B+	7.500% due 2/15/22	561,726
1,025,000	B+	5.375% due 2/1/25	1,045,500
60,000	B+	7.690% due 6/15/25	64,500
250,000	B+	5.875% due 2/15/26	258,125
		Senior Secured Notes:
580,000	BBB-	4.750% due 5/1/23	590,875
450,000	BBB-	5.000% due 3/15/24	460,125
290,000	B+	HealthSouth Corp., Company Guaranteed Notes, 5.125% due 3/15/23	287,100
520,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.375% due 5/15/19	496,600
310,000	B-	Kindred Healthcare Inc., Company Guaranteed Notes, 8.750% due 1/15/23	279,388
130,000	BB	Molina Healthcare Inc., Company Guaranteed Notes, 5.375% due 11/15/22(a)	132,275
1,160,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.375% due 6/1/21	1,049,800
		Tenet Healthcare Corp., Senior Unsecured Notes:
2,015,000	CCC+	8.125% due 4/1/22	1,991,062
280,000	CCC+	6.750% due 6/15/23	255,150

		Total Health Care Providers & Services	11,320,718

Hotels, Restaurants & Leisure — 6.7%
		1011778 BC ULC/New Red Finance Inc.:
410,000	B-	Secured Notes, 6.000% due 4/1/22(a)	428,450
446,000	B+	Senior Secured Notes, 4.625% due 1/15/22(a)	454,920

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Hotels, Restaurants & Leisure — 6.7% — (continued)
$670,000	B	AMC Entertainment Inc., Company Guaranteed Notes, 5.750% due 6/15/25	$694,288
146,367	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% (0.000% cash or 14.000% PIK) due 2/9/18(a)(b)(f)(h)	132,989
710,000	CCC+	Boyd Gaming Corp., Company Guaranteed Notes, 9.000% due 7/1/20	752,600
560,000	BB+	Brunswick Corp., Company Guaranteed Notes, 4.625% due 5/15/21(a)	564,200
		Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.:
110,000	CCC-	Secured Notes, 11.000% due 10/1/21	95,425
800,000	CCC+	Senior Secured Notes, 8.000% due 10/1/20	786,000
700,000	B-	Carrols Restaurant Group Inc., Secured Notes, 8.000% due 5/1/22	743,750
160,000	CCC+	CEC Entertainment Inc., Company Guaranteed Notes, 8.000% due 2/15/22	137,200
550,000	BB	Churchill Downs Inc., Company Guaranteed Notes, 5.375% due 12/15/21(a)	567,875
490,000	NR	Eldorado Resorts Inc., Company Guaranteed Notes, 7.000% due 8/1/23(a)	491,225
545,000	CCC+	Golden Nugget Escrow Inc., Senior Unsecured Notes, 8.500% due 12/1/21(a)(f)	523,200
170,000	B-	Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes, 8.875% due 3/15/19(a)	166,600
440,000	BB	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 5.625% due 10/15/21	458,700
160,000	CCC+	Landry’s Holdings II Inc., Senior Unsecured Notes, 10.250% due 1/1/18(a)	155,600
565,000	B-	Landry’s Inc., Company Guaranteed Notes, 9.375% due 5/1/20 (a)	594,662
		MGM Resorts International, Company Guaranteed Notes:
1,125,000	B+	6.625% due 12/15/21	1,200,937
700,000	B+	7.750% due 3/15/22	765,625
		NCL Corp., Ltd., Senior Unsecured Notes:
750,000	BB-	5.250% due 11/15/19(a)	753,750
140,000	BB-	4.625% due 11/15/20(a)	136,850
776,350	NR	New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes, 10.625% (0.000% cash or 10.625% PIK) due 5/1/19(a)(b)	522,095
835,000	CCC	PF Chang’s China Bistro Inc., Company Guaranteed Notes, 10.250% due 6/30/20(a)(f)	716,013
400,000	B-	Regal Entertainment Group, Senior Unsecured Notes, 5.750% due 3/15/22	406,000
725,000	BB-	Scientific Games International Inc., Senior Secured Notes, 7.000% due 1/1/22(a)	708,688
280,000	BB+	Speedway Motorsports Inc., Company Guaranteed Notes, 5.125% due 2/1/23	282,800
360,000	B	Studio City Finance Ltd., Company Guaranteed Notes, 8.500% due 12/1/20(a)	352,800
430,000	B+	Viking Cruises Ltd., Senior Unsecured Notes, 6.250% due 5/15/25(a)	365,500

		Total Hotels, Restaurants & Leisure	13,958,742

Household Durables — 2.3%
350,000	BB	CalAtlantic Group Inc., Company Guaranteed Notes, 6.250% due 12/15/21	366,625
545,000	B-	K Hovnanian Enterprises Inc., Senior Secured Notes, 7.250% due 10/15/20(a)	427,825
530,000	BB	Lennar Corp., Company Guaranteed Notes, 4.875% due 12/15/23	519,400
		PulteGroup Inc., Senior Unsecured Notes:
30,000	BB+	4.250% due 3/1/21	30,300
350,000	BB+	5.500% due 3/1/26	355,687
610,000	CCC+	Serta Simmons Bedding LLC, Senior Unsecured Notes, 8.125% due 10/1/20(a)	629,825
		Shea Homes LP/Shea Homes Funding Corp., Company Guaranteed Notes:
170,000	B+	5.875% due 4/1/23(a)	167,025
430,000	B+	6.125% due 4/1/25(a)	423,550
1,145,000	BB-	Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes, 5.250% due 4/15/21(a)	1,070,575
		Toll Brothers Finance Corp., Company Guaranteed Notes:
60,000	BB+	4.000% due 12/31/18	61,500
60,000	BB+	6.750% due 11/1/19	66,600
		William Lyon Homes Inc., Company Guaranteed Notes:
725,000	B-	8.500% due 11/15/20	725,000
60,000	B-	7.000% due 8/15/22	55,200

		Total Household Durables	4,899,112

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Household Products — 2.4%
$650,000	BB-	Brookfield Residential Properties Inc., Company Guaranteed Notes, 6.375% due 5/15/25(a)	$521,625
190,000	BB-	Central Garden & Pet Co., Company Guaranteed Notes, 6.125% due 11/15/23	194,750
400,000	B-	Century Intermediate Holding Co. 2, Senior Unsecured Notes, 9.750% (0.000% cash or 9.750% PIK) due 2/15/19(a)(b)	408,500
100,000	CCC	Kronos Acquisition Holdings Inc., Senior Unsecured Notes, 9.000% due 8/15/23(a)	87,500
1,845,000	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	1,900,350
		Spectrum Brands Inc., Company Guaranteed Notes:
780,000	B	6.625% due 11/15/22	843,375
220,000	B	6.125% due 12/15/24	233,750
653,000	B	5.750% due 7/15/25	691,364
70,000	CCC	Sun Products Corp. (The), Senior Unsecured Notes, 7.750% due 3/15/21(a)	61,950

		Total Household Products	4,943,164

Independent Power and Renewable Electricity Producers — 1.5%
		AES Corp., Senior Unsecured Notes:
400,000	BB-	4.875% due 5/15/23	362,000
150,000	BB-	5.500% due 3/15/24	138,750
		NRG Energy Inc.:
		Company Guaranteed Notes:
355,000	BB-	8.250% due 9/1/20	340,800
555,000	BB-	7.875% due 5/15/21	526,556
1,265,000	BB-	6.250% due 7/15/22	1,075,250
230,000	BB-	Senior Unsecured Notes, 7.625% due 1/15/18	239,488
470,000	B+	Red Oak Power LLC, Senior Secured Notes, 9.200% due 11/30/29	484,100

		Total Independent Power and Renewable Electricity Producers	3,166,944

Industrial Conglomerates — 1.1%
		American Builders & Contractors Supply Co., Inc., Senior Unsecured Notes:
370,000	BB-	5.625% due 4/15/21(a)	380,175
250,000	BB-	5.750% due 12/15/23(a)	258,125
		HD Supply Inc.:
1,035,000	B-	Company Guaranteed Notes, 7.500% due 7/15/20	1,094,512
550,000	BB-	Senior Secured Notes, 5.250% due 12/15/21(a)	578,188

		Total Industrial Conglomerates	2,311,000

Insurance — 1.0%
		CNO Financial Group Inc., Senior Unsecured Notes:
90,000	BB+	4.500% due 5/30/20	89,887
470,000	BB+	5.250% due 5/30/25	457,663
500,000	BB-	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 6.375% due 4/1/21(a)	510,000
		Genworth Holdings Inc., Company Guaranteed Notes:
250,000	B	7.700% due 6/15/20	178,750
500,000	B	4.900% due 8/15/23	295,000
585,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.875% due 10/1/21(a)	525,037

		Total Insurance	2,056,337

Internet Software & Services — 2.1%
490,000	CCC+	Ancestry.com Holdings LLC, Senior Unsecured Notes, 9.625% (9.625% cash or 10.375% PIK) due 10/15/18(a)(b)	469,788
70,000	CCC+	Ancestry.com Inc., Company Guaranteed Notes, 11.000% due 12/15/20	74,025
700,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	680,750
350,000	B+	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 6.375% due 11/15/22	357,000
		EarthLink Holdings Corp.:
653,000	CCC+	Company Guaranteed Notes, 8.875% due 5/15/19	654,632
555,000	B+	Senior Secured Notes, 7.375% due 6/1/20	561,938

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Internet Software & Services — 2.1% — (continued)
$495,000	BB	Equinix Inc., Senior Unsecured Notes, 5.375% due 4/1/23	$531,976
555,000	BB-	Match Group Inc., Senior Unsecured Notes, 6.750% due 12/15/22(a)	564,713
500,000	B+	Netflix Inc., Senior Unsecured Notes, 5.750% due 3/1/24	526,875

		Total Internet Software & Services	4,421,697

Leisure Products — 0.1%
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19(a)	228,600

Machinery — 0.7%
630,000	CCC+	DH Services Luxembourg Sarl, Company Guaranteed Notes, 7.750% due 12/15/20(a)	626,850
425,000	CCC+	Milacron LLC/Mcron Finance Corp., Company Guaranteed Notes, 7.750% due 2/15/21(a)	354,875
520,000	B	Xerium Technologies Inc., Company Guaranteed Notes, 8.875% due 6/15/18(f)	501,800

		Total Machinery	1,483,525

Media — 9.4%
540,000	BB-	Altice Financing SA, Senior Secured Notes, 6.625% due 2/15/23(a)	534,600
705,000	B	Altice Luxembourg SA, Company Guaranteed Notes, 7.625% due 2/15/25(a)	646,838
160,000	BB	Carmike Cinemas Inc., Secured Notes, 6.000% due 6/15/23(a)	168,600
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
140,000	BB-	5.125% due 2/15/23	139,300
30,000	BB-	5.875% due 4/1/24(a)	30,713
		CCO Safari II LLC, Senior Secured Notes:
720,000	BBB-	4.908% due 7/23/25(a)	739,733
220,000	BBB-	6.484% due 10/23/45(a)	232,596
570,000	BB	CCOH Safari LLC, Senior Unsecured Notes, 5.750% due 2/15/26(a)	572,924
275,000	B-	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.375% due 9/15/20(a)	270,187
1,145,000	B-	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 7.625% due 3/15/20	1,006,594
		CSC Holdings LLC, Senior Unsecured Notes:
500,000	BB	8.625% due 2/15/19	538,750
780,000	BB	6.750% due 11/15/21	793,650
		DISH DBS Corp., Company Guaranteed Notes:
900,000	BB-	7.875% due 9/1/19	978,291
415,000	BB-	6.750% due 6/1/21	423,819
1,000,000	BB-	5.875% due 7/15/22	960,000
50,000	BB-	5.875% due 11/15/24	45,115
745,000	B+	Entercom Radio LLC, Company Guaranteed Notes, 10.500% due 12/1/19	769,212
530,000	CCC+	Gibson Brands Inc., Senior Secured Notes, 8.875% due 8/1/18(a)	315,350
1,355,000	B	Gray Television Inc., Company Guaranteed Notes, 7.500% due 10/1/20	1,429,525
160,000	BB-	Harron Communications LP/Harron Finance Corp., Senior Unsecured Notes, 9.125% due 4/1/20(a)	168,400
		iHeartCommunications Inc.:
313,100	CC	Company Guaranteed Notes, 14.000% (12.000% cash or 2.000% PIK) due 2/1/21(b)	76,709
965,000	CCC	Senior Secured Notes, 9.000% due 3/1/21	661,025
245,000	BB-	Lamar Media Corp., Company Guaranteed Notes, 5.750% due 2/1/26 (a)	254,339
		LBI Media Inc.:
458,710	CC	Company Guaranteed Notes, 13.500% (4.250% cash or 9.250% PIK) due 4/15/20(a)(b)(f)	433,481
1,052	CC	Secured Notes, 13.500% (4.250% cash or 9.250% PIK) due 4/15/20(a)(b)(f)	994
505,000	B-	Lee Enterprises Inc., Senior Secured Notes, 9.500% due 3/15/22(a)	480,381
570,000	B+	LIN Television Corp., Company Guaranteed Notes, 5.875% due 11/15/22	574,988
30,000	B-	MHGE Parent LLC/MHGE Parent Finance Inc., Senior Unsecured Notes, 8.500% due 8/1/19(a)	29,513
660,000	B	Midcontinent Communications & Midcontinent Finance Corp., Company Guaranteed Notes, 6.250% due 8/1/21(a)	669,900
400,000	BB-	Neptune Finco Corp., Senior Unsecured Notes, 6.625% due 10/15/25(a)	423,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Media — 9.4% — (continued)
$935,000	BB-	Nexstar Broadcasting Inc., Company Guaranteed Notes, 6.875% due 11/15/20	$952,531
		Numericable-SFR SAS, Senior Secured Notes:
430,000	B+	6.000% due 5/15/22(a)	427,850
1,110,000	B+	6.250% due 5/15/24(a)	1,087,800
130,000	BB-	Outfront Media Capital LLC/Outfront Media Capital Corp., Company Guaranteed Notes, 5.250% due 2/15/22	133,413
1,480,000	CCC	Radio One Inc., Company Guaranteed Notes, 9.250% due 2/15/20(a)(f)	1,084,100
290,000	B+	Sinclair Television Group Inc., Company Guaranteed Notes, 5.625% due 8/1/24(a)	290,725
465,000	BB	Time Inc., Company Guaranteed Notes, 5.750% due 4/15/22(a)	393,506
900,000	B+	Univision Communications Inc., Senior Secured Notes, 5.125% due 2/15/25(a)	883,125

		Total Media	19,621,577

Metals & Mining — 1.2%
		Alcoa Inc., Senior Unsecured Notes:
530,000	BBB-	5.125% due 10/1/24	481,637
240,000	BBB-	5.950% due 2/1/37	188,400
500,000	BB	ArcelorMittal, Senior Unsecured Notes, 7.250% due 2/25/22(g)	453,700
250,000	B-	Barminco Finance Pty Ltd., Company Guaranteed Notes, 9.000% due 6/1/18(a)	191,563
365,000	B	Coeur Mining Inc., Company Guaranteed Notes, 7.875% due 2/1/21	260,975
370,000	BB+	FMG Resources August 2006 Pty Ltd., Senior Secured Notes, 9.750% due 3/1/22(a)	349,650
		Freeport-McMoRan Inc.:
150,000	BB	Company Guaranteed Notes, 4.000% due 11/14/21	102,750
110,000	BB	Senior Unsecured Notes, 3.550% due 3/1/22	73,700
200,000	B+	Global Brass & Copper Inc., Senior Secured Notes, 9.500% due 6/1/19	211,500
190,000	NR	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)(f)(i)	11,875
		Mirabela Nickel Ltd.:
287,343	NR	Senior Secured Notes, 9.500% due 6/24/19(a)(f)	151,892
1,139	NR	Subordinated Notes, 1.000% due 9/10/44(a)(f)(h)	—

		Total Metals & Mining	2,477,642

Multiline Retail — 0.5%
		JC Penney Corp., Inc., Company Guaranteed Notes:
565,000	CCC-	7.950% due 4/1/17	586,187
360,000	CCC-	8.125% due 10/1/19(g)	366,300

		Total Multiline Retail	952,487

Oil, Gas & Consumable Fuels — 9.9%
		Antero Resources Corp., Company Guaranteed Notes:
210,000	BB	5.375% due 11/1/21	182,700
635,000	BB	5.125% due 12/1/22	544,513
210,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	89,250
		Berry Petroleum Co. LLC, Senior Unsecured Notes:
30,000	CCC-	6.750% due 11/1/20	3,450
430,000	CCC-	6.375% due 9/15/22	48,375
950,000	B-	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	717,250
810,000	CCC	Bonanza Creek Energy Inc., Company Guaranteed Notes, 6.750% due 4/15/21	245,025
70,000	CCC	BreitBurn Energy Partners LP/BreitBurn Finance Corp., Company Guaranteed Notes, 7.875% due 4/15/22	7,350
		California Resources Corp., Company Guaranteed Notes:
30,000	CCC+	5.500% due 9/15/21	4,200
870,000	CCC+	6.000% due 11/15/24	115,275
280,000	B	Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes, 7.625% due 1/15/22	168,350

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 9.9% — (continued)
		Carrizo Oil & Gas Inc., Company Guaranteed Notes:
$920,000	B+	7.500% due 9/15/20	$717,600
130,000	B+	6.250% due 4/15/23	92,950
		Chesapeake Energy Corp., Company Guaranteed Notes:
20,000	CC	3.872% due 4/15/19(c)	4,050
150,000	CC	6.875% due 11/15/20	33,000
560,000	CC	6.125% due 2/15/21	120,400
120,000	CC	4.875% due 4/15/22	25,800
120,000	CC	5.750% due 3/15/23	25,800
470,000	BB-	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Company Guaranteed Notes, 6.375% due 3/15/24	133,950
230,000	BB+	Concho Resources Inc., Company Guaranteed Notes, 5.500% due 4/1/23	215,050
		Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Company Guaranteed Notes:
380,000	BB-	6.000% due 12/15/20	276,450
250,000	BB-	6.125% due 3/1/22	181,250
		DCP Midstream LLC:
265,000	B+	Junior Subordinated Notes, 5.850% due 5/21/43(a)(c)(f)	141,775
		Senior Unsecured Notes:
115,000	BB	5.350% due 3/15/20(a)(f)	86,822
200,000	BB	4.750% due 9/30/21(a)(f)	136,725
290,000	BB	DCP Midstream Operating LP, Company Guaranteed Notes, 4.950% due 4/1/22	219,991
64,000	BBB	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	56,941
		EP Energy LLC/Everest Acquisition Finance Inc., Company Guaranteed Notes:
420,000	CCC+	9.375% due 5/1/20	124,950
120,000	CCC+	6.375% due 6/15/23	33,000
210,000	CCC	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	47,250
240,000	B+	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 6.000% due 5/15/23	186,000
90,000	B+	Gulfport Energy Corp., Company Guaranteed Notes, 7.750% due 11/1/20	85,050
195,000	BBB-	Hiland Partners LP/Hiland Partners Finance Corp., Company Guaranteed Notes, 7.250% due 10/1/20(a)	196,117
195,000	BBB-	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 5.950% due 2/15/18	198,503
		Kinder Morgan Inc., Company Guaranteed Notes:
195,000	BBB-	5.625% due 11/15/23(a)	182,361
10,000	BBB-	7.800% due 8/1/31	9,526
270,000	CC	Linn Energy LLC/Linn Energy Finance Corp., Company Guaranteed Notes, 6.500% due 9/15/21	12,825
940,000	NR	Magnum Hunter Resources Corp., Company Guaranteed Notes, 9.750% due 5/15/20(i)	220,900
		MEG Energy Corp., Company Guaranteed Notes:
360,000	BB-	6.375% due 1/30/23(a)	171,900
320,000	BB-	7.000% due 3/31/24(a)	148,800
210,000	NR	Milagro Oil & Gas Inc., Secured Notes, 10.500% due 5/15/16(f)(i)	59,850
		MPLX LP, Company Guaranteed Notes:
495,000	BBB-	5.500% due 2/15/23(a)	442,405
640,000	BBB-	4.500% due 7/15/23(a)	533,203
190,000	BBB-	4.875% due 12/1/24(a)	155,486
500,000	BBB-	4.875% due 6/1/25(a)	408,594
330,000	BB+	Murphy Oil USA Inc., Company Guaranteed Notes, 6.000% due 8/15/23	339,075
830,000	D	Murray Energy Corp., Secured Notes, 11.250% due 4/15/21(a)	99,600
130,000	B	Natural Resource Partners LP/NRP Finance Corp., Senior Unsecured Notes, 9.125% due 10/1/18	61,100
230,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.375% due 1/1/26	200,100

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 9.9% — (continued)
		NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes:
$230,000	BB-	5.125% due 7/15/19	$136,275
270,000	BB-	6.875% due 10/15/21	156,600
200,000	CCC-	NGPL PipeCo LLC, Senior Secured Notes, 7.119% due 12/15/17(a)	187,500
		Oasis Petroleum Inc., Company Guaranteed Notes:
570,000	B	6.500% due 11/1/21	349,125
200,000	B	6.875% due 1/15/23	116,500
210,000	B	Pacific Drilling SA, Senior Secured Notes, 5.375% due 6/1/20(a)	43,050
200,000	B-	Parker Drilling Co., Company Guaranteed Notes, 6.750% due 7/15/22	117,500
400,000	B-	Parsley Energy LLC/Parsley Finance Corp., Senior Unsecured Notes, 7.500% due 2/15/22(a)	391,000
600,000	BBB-	PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes, 7.000% due 11/15/23(a)	518,250
200,000	B+	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	136,800
		QEP Resources Inc., Senior Unsecured Notes:
170,000	BB+	6.875% due 3/1/21	123,250
700,000	BB+	5.375% due 10/1/22	479,500
340,000	BB+	5.250% due 5/1/23	239,700
60,000	NR	Quicksilver Resources Inc., Company Guaranteed Notes, 11.000% due 7/1/21(i)	1,200
		Range Resources Corp., Company Guaranteed Notes:
280,000	BB+	5.750% due 6/1/21	238,000
50,000	BB+	4.875% due 5/15/25(a)	43,438
70,000	BBB-	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.500% due 7/15/21	65,275
		Rice Energy Inc., Company Guaranteed Notes:
1,190,000	B-	6.250% due 5/1/22	969,850
160,000	B-	7.250% due 5/1/23	128,800
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
370,000	BB+	6.850% due 7/15/18(a)	359,825
665,000	BB+	5.625% due 4/15/20(a)	596,089
250,000	BB+	7.500% due 7/15/38(a)	188,750
1,735,000	BB+	6.875% due 4/15/40(a)(f)	1,223,175
270,000	B	Rose Rock Midstream LP/Rose Rock Finance Corp., Company Guaranteed Notes, 5.625% due 11/15/23	150,525
330,000	B+	RSP Permian Inc., Company Guaranteed Notes, 6.625% due 10/1/22(a)	297,000
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
890,000	BB+	5.625% due 2/1/21	853,844
725,000	BB+	6.250% due 3/15/22	694,187
370,000	BB+	5.625% due 4/15/23	343,175
510,000	BB+	5.750% due 5/15/24	472,066
810,000	NR	Samson Investment Co., Company Guaranteed Notes, 9.750% due 2/15/20(i)	2,228
		Sanchez Energy Corp., Company Guaranteed Notes:
590,000	B-	7.750% due 6/15/21	241,900
200,000	B-	6.125% due 1/15/23	72,000
240,000	B+	Shelf Drilling Holdings Ltd., Secured Notes, 8.625% due 11/1/18(a)	154,800
		SM Energy Co., Senior Unsecured Notes:
40,000	B+	6.125% due 11/15/22	17,600
110,000	B+	5.000% due 1/15/24	44,275
370,000	B+	5.625% due 6/1/25	150,775
		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Company Guaranteed Notes:
80,000	B	7.500% due 7/1/21	60,400
520,000	B	5.500% due 8/15/22	340,600
345,000	BB-	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 5.500% due 8/1/20(a)	329,906
160,000	B-	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	132,000
575,000	B+	Western Refining Inc., Company Guaranteed Notes, 6.250% due 4/1/21(f)	462,875

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels — 9.9% — (continued)
		Whiting Petroleum Corp., Company Guaranteed Notes:
$120,000	B	5.750% due 3/15/21	$56,700
390,000	B	6.250% due 4/1/23(g)	180,375
		Williams Cos., Inc. (The), Senior Unsecured Notes:
160,000	BB	4.550% due 6/24/24	120,800
110,000	BB	7.500% due 1/15/31	85,250
		WPX Energy Inc., Senior Unsecured Notes:
60,000	BB-	7.500% due 8/1/20	38,100
260,000	BB-	8.250% due 8/1/23	161,850
150,000	BB-	5.250% due 9/15/24	81,750

		Total Oil, Gas & Consumable Fuels	20,865,320

Paper & Forest Products — 0.1%
110,000	CCC+	Appvion Inc., Secured Notes, 9.000% due 6/1/20(a)	37,813
220,000	BB-	Resolute Forest Products Inc., Company Guaranteed Notes, 5.875% due 5/15/23	116,600

		Total Paper & Forest Products	154,413

Personal Products — 0.4%
835,000	B	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21	841,263

Pharmaceuticals — 2.5%
540,000	CCC-	BioScrip Inc., Company Guaranteed Notes, 8.875% due 2/15/21	423,900
420,000	CCC+	DPx Holdings BV, Senior Unsecured Notes, 7.500% due 2/1/22(a)	402,675
		Endo Ltd./Endo Finance LLC/Endo Finco Inc., Company Guaranteed Notes:
200,000	B	6.000% due 7/15/23(a)	203,000
700,000	B	6.000% due 2/1/25(a)	700,000
320,000	B+	Grifols Worldwide Operations Ltd., Company Guaranteed Notes, 5.250% due 4/1/22(a)	332,400
		Valeant Pharmaceuticals International Inc., Company Guaranteed Notes:
250,000	B-	5.375% due 3/15/20(a)	227,500
930,000	B-	6.375% due 10/15/20(a)	857,925
700,000	B-	7.500% due 7/15/21(a)	663,250
1,000,000	B-	5.625% due 12/1/21(a)	860,620
600,000	B-	6.125% due 4/15/25(a)	505,125

		Total Pharmaceuticals	5,176,395

Real Estate Investment Trusts (REITs) — 2.0%
330,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 6.875% due 2/15/21(a)	268,950
260,000	B-	Communications Sales & Leasing Inc./CSL Capital LLC, Company Guaranteed Notes, 8.250% due 10/15/23	233,350
610,000	B+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.875% due 6/1/21	596,275
360,000	BB-	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)	351,000
475,000	B+	FelCor Lodging LP, Senior Secured Notes, 5.625% due 3/1/23	485,688
600,000	B	Isle of Capri Casinos Inc., Company Guaranteed Notes, 8.875% due 6/15/20	633,000
460,000	B+	Iron Mountain Inc., Company Guaranteed Notes, 6.000% due 10/1/20(a)	488,750
		iStar Inc., Senior Unsecured Notes:
410,000	B+	9.000% due 6/1/17	419,225
695,000	B+	5.000% due 7/1/19	649,825
140,000	BBB-	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 6.375% due 3/1/24	144,200

		Total Real Estate Investment Trusts (REITs)	4,270,263

Real Estate Management & Development — 0.7%
200,000	BB-	Greystar Real Estate Partners LLC, Senior Secured Notes, 8.250% due 12/1/22(a)	207,500
730,000	B	Howard Hughes Corp. (The), Senior Unsecured Notes, 6.875% due 10/1/21(a)	721,788
385,000	B	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 12/1/21(a)	392,700

		Total Real Estate Management & Development	1,321,988

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Semiconductors & Semiconductor Equipment — 0.6%
		Micron Technology Inc., Senior Unsecured Notes:
$395,000	BB	5.250% due 8/1/23(a)	$339,206
400,000	BB	5.500% due 2/1/25	337,000
475,000	BB+	Qorvo Inc., Company Guaranteed Notes, 6.750% due 12/1/23(a)	484,500

		Total Semiconductors & Semiconductor Equipment	1,160,706

Software — 1.8%
370,000	BB+	Activision Blizzard Inc., Company Guaranteed Notes, 6.125% due 9/15/23(a)	397,288
		First Data Corp.:
1,680,000	B	Company Guaranteed Notes, 7.000% due 12/1/23(a)	1,684,200
325,000	BB	Senior Secured Notes, 5.000% due 1/15/24(a)	330,892
440,000	CCC+	Interface Security Systems Holdings Inc./Interface Security Systems LLC, Secured Notes, 9.250% due 1/15/18	415,250
910,000	BB-	Nuance Communications Inc., Company Guaranteed Notes, 5.375% due 8/15/20(a)	935,025

		Total Software	3,762,655

Specialty Retail — 2.0%
915,000	B-	Argos Merger Sub Inc., Senior Unsecured Notes, 7.125% due 3/15/23(a)	937,875
360,000	BB	CST Brands Inc., Company Guaranteed Notes, 5.000% due 5/1/23	358,200
600,000	BB-	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23(a)	641,250
270,000	BB+	GameStop Corp., Company Guaranteed Notes, 5.500% due 10/1/19(a)	268,987
850,000	CCC	Guitar Center Inc., Company Guaranteed Notes, 9.625% due 4/15/20(a)	569,500
		L Brands Inc.:
360,000	BB+	Company Guaranteed Notes, 6.875% due 11/1/35(a)	383,850
220,000	BB-	Senior Unsecured Notes, 6.950% due 3/1/33	218,900
830,000	CCC	Neiman Marcus Group Ltd. LLC, Company Guaranteed Notes, 8.750% (8.750% cash or 9.500% PIK) due 10/15/21(a)(b)	504,225
330,000	BB+	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 5.625% due 12/1/25	344,850

		Total Specialty Retail	4,227,637

Textiles, Apparel & Luxury Goods — 0.3%
110,000	B-	Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes, 11.375% due 2/1/17(a)	110,000
180,000	BBu	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	180,918
310,000	BB+	William Carter Co. (The), Company Guaranteed Notes, 5.250% due 8/15/21	317,750

		Total Textiles, Apparel & Luxury Goods	608,668

Tobacco — 0.2%
480,000	CCC	Alliance One International Inc., Secured Notes, 9.875% due 7/15/21	363,600

Transportation Infrastructure — 2.8%
360,000	CCC+	Air Medical Merger Sub Corp., Senior Unsecured Notes, 6.375% due 5/15/23(a)	315,000
505,000	BB+	Aircastle Ltd., Senior Unsecured Notes, 7.625% due 4/15/20	554,869
260,000	B	CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes, 8.250% due 12/15/19(a)	260,585
325,000	B+	Eletson Holdings Inc., Senior Secured Notes, 9.625% due 1/15/22(a)(f)	261,625
470,000	B+	Flexi-Van Leasing Inc., Company Guaranteed Notes, 7.875% due 8/15/18(a)	455,900
260,000	B	Florida East Coast Holdings Corp., Senior Secured Notes, 6.750% due 5/1/19(a)	261,625
		Fly Leasing Ltd., Senior Unsecured Notes:
335,000	BB	6.750% due 12/15/20	322,857
315,000	BB	6.375% due 10/15/21	290,981
438,000	B-	Gardner Denver Inc., Senior Unsecured Notes, 6.875% due 8/15/21(a)	293,460
370,000	CCC	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Unsecured Notes, 10.000% (10.000% cash or 10.750% PIK) due 2/15/18(a)(b)	260,850
330,000	D	Ultrapetrol Bahamas Ltd., Senior Secured Notes, 8.875% due 6/15/21(f)(i)	64,350
710,000	B	Watco Cos. LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	674,500

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Transportation Infrastructure — 2.8% — (continued)
$405,000	CCC+	WaveDivision Escrow LLC/WaveDivision Escrow Corp., Senior Unsecured Notes, 8.125% due 9/1/20(a)	$387,787
945,000	CCC+	XPO CNW Inc., Senior Unsecured Notes, 7.250% due 1/15/18	959,175
570,000	B-	XPO Logistics Inc., Company Guaranteed Notes, 6.500% due 6/15/22(a)	541,500

		Total Transportation Infrastructure	5,905,064

Wireless Telecommunication Services — 4.3%
		Frontier Communications Corp., Senior Unsecured Notes:
685,000	BB-	8.875% due 9/15/20(a)	709,831
355,000	BB-	9.250% due 7/1/21	356,332
340,000	BB-	10.500% due 9/15/22(a)	344,675
305,000	BB-	7.625% due 4/15/24	268,400
525,000	BB-	6.875% due 1/15/25	444,281
730,000	BB-	11.000% due 9/15/25(a)	733,650
360,000	BB-	GEO Group Inc. (The), Company Guaranteed Notes, 5.125% due 4/1/23	345,600
560,000	B+	Oi Brasil Holdings Cooperatief UA, Senior Unsecured Notes, 5.750% due 2/10/22(a)	140,000
430,000	BB+	Softbank Group Corp., Company Guaranteed Notes, 4.500% due 4/15/20(a)	426,345
1,510,000	B	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	1,170,250
		Sprint Communications Inc.:
890,000	BB-	Company Guaranteed Notes, 9.000% due 11/15/18(a)	928,359
		Senior Unsecured Notes:
835,000	B	7.000% due 8/15/20	659,650
825,000	B	11.500% due 11/15/21	703,312
1,380,000	B	Sprint Corp., Company Guaranteed Notes, 7.250% due 9/15/21	1,045,350
750,000	BB	T-Mobile USA Inc., Company Guaranteed Notes, 6.500% due 1/15/26	763,778

		Total Wireless Telecommunication Services	9,039,813

		TOTAL CORPORATE BONDS & NOTES (Cost — $215,003,810)	192,003,488

SENIOR LOANS — 0.8%
340,000	NR	AP NMT Acquisition BV, (Restricted), 10.000% due 8/13/22	239,134
133,633	NR	FMG Resources August 2006 Pty Ltd., (Restricted), 4.250% due 6/30/19	103,088
560,000	NR	Hercules Offshore Inc., (Restricted), 10.500% due 5/6/20	350,000
278,600	NR	Lantheus Medical Imaging, (Restricted), 7.000% due 6/30/22	242,382
169,135	NR	Murray Energy Corp., (Restricted), 7.500% due 4/16/20	70,010
317,600	NR	Panda Temple Power LLC, (Restricted), 7.250% due 3/6/22	233,436
370,000	NR	Radnet Inc., (Restricted), 8.000% due 3/25/21	338,550

		TOTAL SENIOR LOANS (Cost — $2,109,871)	1,576,600

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
300,000	NR	Commercial Mortgage Trust, Series 2015-LC21, Class E, 3.250% due 7/10/48(a)	175,158
200,000	NR	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E, 4.619% due 8/15/48(a)(c)	146,587
300,000	NR	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.000% due 5/15/48(a)	171,210

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $520,025)	492,955

Shares/Units
PREFERRED STOCK — 0.5%
FINANCIALS — 0.5%
Banks — 0.5%
39,709		GMAC Capital Trust I, 6.402%(c)
		(Cost — $937,614)	963,340

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units		Rating††	Security	Value
COMMON STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
9,953			Bossier Casino Venture Holdco Inc. (Restricted)*(a)(f)(h)	$—

ENERGY — 0.0%
Energy Equipment & Services — 0.0%
18,163			DeepOcean Group Holdings AS (Restricted)*(a)(f)(h)	84,476
17,453			Hercules Offshore Inc.*	22,514

			Total Energy Equipment & Services	106,990

			TOTAL ENERGY	106,990

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
559			Jack Cooper Holdings Corp. Class B Shares*(a)(f)(h)	6

HEALTH CARE — 0.1%
Health Care Providers & Services — 0.1%
1,400			Physiotherapy Associates Holdings Inc. (Restricted)*(a)(f)(h)	153,916

MATERIALS — 0.0%
Metals & Mining — 0.0%
353,070	AUD		Mirabela Nickel Ltd.*(f)(h)	20,915

			TOTAL COMMON STOCKS (Cost — $1,476,446)	281,827

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $220,047,766)	195,318,210

Face Amount†
SHORT-TERM INVESTMENTS (j) — 6.4%
MONEY MARKET FUND — 1.3%
$2,670,024			Invesco STIT — Government & Agency Portfolio(k) (Cost — $2,670,024)	2,670,024

TIME DEPOSITS — 5.1%
7,691,525			ANZ National Bank — London, 0.150% due 3/1/16	7,691,525
3,100,223			Wells Fargo — Grand Cayman, 0.150% due 3/1/16	3,100,223

			TOTAL TIME DEPOSITS (Cost — $10,791,748)	10,791,748

			TOTAL SHORT-TERM INVESTMENTS (Cost — $13,461,772)	13,461,772

			TOTAL INVESTMENTS — 99.5% (Cost — $233,509,538#)	208,779,982

			Other Assets in Excess of Liabilities — 0.5%	948,906

			TOTAL NET ASSETS — 100.0%	$209,728,888

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Payment in-kind security for which part of the income earned may be paid as additional principal. At the option of the issuer.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2016.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Rating by Moody’s Investors Service. All ratings are unaudited.
(f)	Illiquid security.
(g)	All or a portion of this security is on loan (See Note 1).
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	Security is currently in default.
(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 5.1%.
(k)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
PLC	— Public Limited Company

See pages 168 and 169 for definitions of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	92.0%
Senior Loans	0.8
Preferred Stocks	0.5
Collateralized Mortgage Obligations	0.2
Common Stocks	0.1
Short-Term Investments	6.4

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS — 45.1%
Australia — 0.4%
900,000	AUD	Queensland Treasury Corp., 4.250% due 7/21/23(a)	$709,246

Canada — 4.4%
		Province of Alberta Canada:
900,000	CAD	1.250% due 6/1/20(b)	662,414
900,000	CAD	2.350% due 6/1/25(b)	663,479
		Province of Ontario Canada:
$1,000,000		1.000%due 7/22/16	1,000,278
1,500,000	CAD	4.200% due 6/2/20	1,240,716
3,100,000	CAD	3.150% due 6/2/22	2,483,551
700,000	CAD	3.450% due 6/2/45	545,743
		Province of Quebec Canada:
1,100,000	CAD	3.750% due 9/1/24	911,899
900,000	CAD	5.000% due 12/1/38	856,821

		Total Canada	8,364,901

France — 2.5%
3,100,000	EUR	France Government Bond OAT, 3.250% due 5/25/45	4,796,015

Germany — 2.5%
2,500,000	EUR	Bundesrepublik Deutschland, 4.250% due 7/4/39	4,776,037

Greece — 0.3%
300,000	EUR	Athens Urban Transportation Organisation, 4.851% due 9/19/16(b)	300,582
47,000,000	JPY	Hellenic Republic Government International Bond, 3.800% due 8/8/17	368,785

		Total Greece	669,367

Ireland — 0.8%
1,000,000	EUR	Ireland Government Bond, 5.400% due 3/13/25	1,523,272

Italy — 9.0%
		Italy Buoni Poliennali Del Tesoro:
7,500,000	EUR	3.750% due 9/1/24	9,803,049
1,200,000	EUR	5.000% due 3/1/25(a)	1,713,272
2,300,000	EUR	4.750% due 9/1/44(a)	3,665,792
700,000	EUR	3.250% due 9/1/46(a)	884,740
700,000	GBP	Italy Government International Bond, 6.000% due 8/4/28	1,206,916

		Total Italy	17,273,769

Japan — 11.9%
		Japan Government Thirty Year Bond:
220,000,000	JPY	1.700% due 9/20/44	2,360,512
140,000,000	JPY	1.500% due 12/20/44	1,437,124
1,200,000,000	JPY	1.400% due 9/20/45	12,034,886
		Japan Government Twenty Year Bond:
100,000,000	JPY	1.300% due 6/20/35	1,012,145
630,000,000	JPY	1.000% due 12/20/35	6,049,614

		Total Japan	22,894,281

New Zealand — 0.1%
300,000	NZD	New Zealand Government Bond, 5.500% due 4/15/23	234,358

Poland — 0.4%
2,700,000	PLN	Poland Government Bond, 3.250% due 7/25/25	703,561

Slovenia — 2.1%
		Slovenia Government International Bond:
1,800,000		4.750%due 5/10/18	1,907,829

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Slovenia — 2.1% — (continued)
$800,000		4.125%due 2/18/19	$842,722
400,000		5.500%due 10/26/22	451,000
700,000		5.250%due 2/18/24	780,500

		Total Slovenia	3,982,051

South Korea — 0.5%
850,000		Korea Development Bank (The), 4.000% due 9/9/16	863,331

Spain — 5.4%
900,000	EUR	Autonomous Community of Catalonia, 4.300% due 11/15/16	988,292
500,000	EUR	Autonomous Community of Madrid Spain, 4.125% due 5/21/24	646,093
		Spain Government Bond:
1,400,000	EUR	4.800% due 1/31/24(a)	1,929,083
4,050,000	EUR	3.800% due 4/30/24(a)	5,236,524
50,000	EUR	2.750% due 10/31/24(a)	60,270
875,000	EUR	5.150% due 10/31/44(a)	1,427,756

		Total Spain	10,288,018

Sweden — 0.5%
7,500,000	SEK	Sweden Government Bond, 4.250% due 3/12/19	1,000,480

United Kingdom — 4.3%
		United Kingdom Gilt:
2,700,000	GBP	3.250% due 1/22/44	4,492,939
2,100,000	GBP	3.500% due 1/22/45	3,660,358

		Total United Kingdom	8,153,297

		TOTAL SOVEREIGN BONDS (Cost — $83,420,481)	86,231,984

CORPORATE BONDS & NOTES — 25.4%
Austria — 0.1%
200,000	EUR	Heta Asset Resolution AG, Senior Unsecured Notes, 0.033% due 5/31/16(b)	152,292

Denmark — 4.9%
		Nykredit Realkredit AS, Covered Notes:
46,000,000	DKK	1.000% due 10/1/16	6,754,577
7,715,677	DKK	2.000% due 10/1/37	1,109,625
6,545,955	DKK	3.000% due 10/1/47	956,914
3,469,889	DKK	Realkredit Danmark AS, Covered Notes, 2.500% due 10/1/37	510,910

		Total Denmark	9,332,026

France — 0.9%
		Credit Agricole SA:
600,000		Junior Subordinated Notes, 7.875%(c)(d)	531,299
1,200,000		Senior Unsecured Notes, 1.047% due 6/12/17(a)(c)	1,197,911

		Total France	1,729,210

Germany — 1.4%
		Landwirtschaftliche Rentenbank, Government Guaranteed Notes:
2,400,000	NZD	4.750% due 3/12/19	1,666,652
1,200,000	AUD	5.500% due 3/29/22	984,255
100,000	AUD	4.250% due 1/24/23	77,170

		Total Germany	2,728,077

Greece — 0.6%
1,100,000	EUR	National Bank of Greece SA, Covered Notes, 3.875% due 10/7/16(b)	1,173,293

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Ireland — 2.0%
		Depfa ACS Bank, Covered Notes:
2,400,000	EUR	3.875% due 11/14/16	$2,681,995
900,000	EUR	4.875% due 5/21/19	1,134,292

		Total Ireland	3,816,287

Italy — 1.5%
		Banca Carige SpA, Covered Notes:
900,000	EUR	3.750% due 11/25/16	1,001,919
400,000	EUR	3.875% due 10/24/18	469,140
		Banca Monte dei Paschi di Siena SpA, Covered Notes:
800,000	EUR	4.875% due 9/15/16	889,126
500,000	EUR	5.000% due 2/9/18	586,362

		Total Italy	2,946,547

Jersey Channel Islands — 0.2%
200,000	GBP	HBOS Capital Funding LP, Company Guaranteed Notes, 9.540%(c)(d)	302,082

Luxembourg — 0.6%
600,000	EUR	Commerzbank Finance & Covered Bond SA, Covered Notes, 4.250% due 6/4/18	708,777
500,000	EUR	Wind Acquisition Finance SA, Secured Notes, 7.000% due 4/23/21(b)	519,425

		Total Luxembourg	1,228,202

Netherlands — 1.3%
700,000	CAD	Bank Nederlandse Gemeenten NV, Senior Unsecured Notes, 2.125% due 10/1/19(a)	530,658
		Cooperatieve Rabobank UA:
		Junior Subordinated Notes:
$1,100,000		8.375%(c)(d)	1,117,257
100,000		8.400%(c)(d)	104,162
550,000	EUR	Senior Unsecured Notes, 6.875% due 3/19/20	692,846

		Total Netherlands	2,444,923

Norway — 0.8%
		Eksportfinans ASA, Senior Unsecured Notes:
900,000		2.375% due 5/25/16	900,063
100,000	CHF	2.875% due 11/16/16	101,336
500,000		5.500% due 6/26/17	520,660

		Total Norway	1,522,059

Portugal — 0.2%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18	65,268
200,000	EUR	4.000% due 1/21/19	65,268
300,000	EUR	Novo Banco SA, Unsecured Notes, 5.000% due 4/4/19	243,987

		Total Portugal	374,523

Spain — 1.1%
1,600,000	EUR	Banco Popular Espanol SA, Junior Subordinated Notes, 8.250%(c)(d)	1,320,836
900,000	EUR	Banco Santander SA, Junior Subordinated Notes, 6.250%(c)(d)	845,041

		Total Spain	2,165,877

Supranational — 0.9%
1,400,000	NZD	Asian Development Bank, Senior Unsecured Notes, 4.625% due 3/6/19	970,334
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	288,507
800,000	AUD	0.500% due 8/10/23	457,876

		Total Supranational	1,716,717

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Switzerland — 1.0%
		UBS AG, Subordinated Notes:
$600,000		7.250% due 2/22/22(c)	$621,840
250,000		7.625% due 8/17/22	279,137
700,000		4.750% due 5/22/23(c)	705,688
400,000		5.125% due 5/15/24	397,517

		Total Switzerland	2,004,182

United Kingdom — 2.9%
		Barclays Bank PLC, Subordinated Notes:
400,000		7.625% due 11/21/22	405,250
1,600,000		7.750% due 4/10/23(c)	1,623,099
400,000		Barclays PLC, Junior Subordinated Notes, 8.250%(c)(d)	381,536
500,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)	538,629
800,000	GBP	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.625%(c)(d)	1,041,029
1,467,000		Royal Bank of Scotland PLC (The), Subordinated Notes, 9.500% due 3/16/22(c)	1,546,438

		Total United Kingdom	5,535,981

United States — 5.0%
		Ally Financial Inc.:
200,000		Company Guaranteed Notes, 3.500% due 7/18/16	200,940
300,000		Senior Unsecured Notes, 3.250% due 9/29/17	299,625
300,000		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 3.300% due 2/1/23	308,564
		CCO Safari II LLC, Senior Secured Notes:
600,000		3.579% due 7/23/20(a)	601,671
700,000		4.464% due 7/23/22(a)	711,529
900,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 4.000% due 1/15/25	835,218
500,000	AUD	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 2.830% due 4/12/16(c)	355,449
		International Lease Finance Corp.:
200,000		Senior Secured Notes, 6.750% due 9/1/16(a)	203,750
100,000		Senior Unsecured Notes, 5.750% due 5/15/16	100,260
1,200,000		JPMorgan Chase & Co., Senior Unsecured Notes, 1.169% due 4/25/18(c)	1,188,068
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 12/30/16(b)	105,625
200,000		MGM Resorts International, Company Guaranteed Notes, 7.500% due 6/1/16	202,650
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,097,558
100,000		Time Warner Cable Inc., Company Guaranteed Notes, 5.850% due 5/1/17	103,865
400,000		T-Mobile USA Inc., Company Guaranteed Notes, 6.375% due 3/1/25	405,500
2,100,000		UnitedHealth Group Inc., Senior Unsecured Notes, 3.750% due 7/15/25	2,236,851
200,000		Wells Fargo & Co., Senior Unsecured Notes, 2.550% due 12/7/20	201,593
400,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.550% due 4/1/25	395,833

		Total United States	9,554,549

		TOTAL CORPORATE BONDS & NOTES (Cost — $53,700,043)	48,726,827

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.9%
		ALBA PLC:
574,428	GBP	Series 2007-1, Class A3, 0.755% due 3/17/39(c)	706,137
617,669	GBP	Series 2015-1, Class A, 1.760% due 4/24/49(c)	847,202
462,418		Atrium CDO Corp., Series 7AR, Class AR, 1.718% due 11/16/22(a)(c)	458,961
1,455,063		Banc of America Alternative Loan Trust, Series 2006-3, Class 5CB1, 6.500% due 4/25/36	1,229,927
59,685		Banc of America Funding Trust, Series 2006-A, Class 1A1, step bond to yield, 2.803% due 2/20/36(c)	58,729
62,815		Banc of America Mortgage Trust, Series 2003-F, Class 3A1, 2.748% due 7/25/33(c)	62,564
259,036		Banc of America Re-REMIC Trust, Series 2010-UB5, Class A4A, 5.652% due 2/17/51(a)(c)	262,274
		Bear Stearns Adjustable Rate Mortgage Trust:
10,853		Series 2003-5, Class 1A2, 2.568% due 8/25/33(c)	10,762
19,850		Series 2003-7, Class 6A, 2.651% due 10/25/33(c)	19,933

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
$52,358		Series 2004-2, Class 22A, 2.712% due 5/25/34(c)	$50,740
12,295		Series 2004-2, Class 23A, 2.458% due 5/25/34(c)	11,356
23,223		Series 2005-2, Class A2, 2.924% due 3/25/35(c)	23,392
161,611		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 2.699% due 1/26/36(c)	125,928
253,755	EUR	Casa d’este Finance SRL, Series 1, Class A2, 0.222% due 9/15/40(c)	269,043
636,902	EUR	Claris ABS SRL, Series 2011-1, Class A, 0.354% due 10/31/60(c)	684,932
1,200,000		Commercial Mortgage Trust, Series 2014-KYO, Class A, 1.329% due 6/11/27(a)(c)	1,171,448
		Countrywide Alternative Loan Trust:
13,960		Series 2005-21CB, Class A3, 5.250% due 6/25/35	12,728
83,450		Series 2007-11T1, Class A12, 0.786% due 5/25/37(c)	49,419
38,406		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	31,285
46,838		Series 2007-7T2, Class A9, 6.000% due 4/25/37	33,469
		Countrywide Home Loan Mortgage Pass Through Trust:
9,494		Series 2004-12, Class 11A1, 2.761% due 8/25/34(c)	8,317
44,001		Series 2005-11, Class 3A1, 2.409% due 4/25/35(c)	36,270
177,308		Series 2005-2, Class 1A1, 1.076% due 3/25/35(c)	133,741
19,498		Series 2005-3, Class 2A1, 0.726% due 4/25/35(c)	16,230
145,508		Series 2005-9, Class 1A3, 0.666% due 5/25/35(c)	122,796
63,437		Series 2005-HYB9, Class 3A2A, 2.592% due 2/20/36(c)	58,787
18,303		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.612% due 8/25/33(c)	18,180
1,299,221		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 1.036% due 9/25/37(c)	1,150,740
47,002		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	26,777
213,487		CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	110,064
759,926		CWABS Asset-Backed Certificates Trust, Series 2006-18, Class 2A2, 0.596% due 3/25/37(c)	704,222
659,334	GBP	DECO 12-UK 4 PLC, Series 2007-C4X, Class A1, 0.749% due 1/27/20(c)	876,335
1,063,616		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 1.186% due 10/25/47(c)	799,706
330,121	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.733% due 6/15/44(c)	416,241
		Eurosail-UK PLC:
217,819	GBP	Series 2007-4X, Class A2A, 0.885% due 6/13/45(c)	301,191
500,000	GBP	Series 2007-4X, Class A3, 1.535% due 6/13/45(b)(c)	648,605
534,603	GBP	Series 2007-6NCX, Class A2A, 1.285% due 9/13/45(c)	733,404
		Federal Home Loan Mortgage Corp. (FHLMC):
48,289		Series T-35, Class A, 0.716% due 9/25/31(c)	47,735
70,759		Series T-62, Class 1A1, 1.485% due 10/25/44(c)	70,605
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
69,727		Series 2391, Class FJ, 0.927% due 4/15/28(c)	70,615
107,961		Series 2614, Class SJ, 18.488% due 5/15/33(c)	158,630
3,653		Series 3174, Class FM, 0.667% due 5/15/36(c)	3,652
12,123		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	13,953
		Federal National Mortgage Association (FNMA), REMICS:
9,616		Series 2003-34, Class A1, 6.000% due 4/25/43	10,648
959		Series 2005-120, Class NF, 0.536% due 1/25/21(c)	959
84,879		Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	98,810
		German Residential Funding Ltd.:
461,610	EUR	Series 2013-1, Class A, 0.949% due 8/27/24(c)	506,759
470,387	EUR	Series 2013-2, Class A, 0.799% due 11/27/24(c)	515,371
203,088	EUR	Giovecca Mortgages SRL, Series 2011-1, Class A, 0.454% due 4/23/48(c)	220,467
101,977		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.060% due 11/19/35(c)	95,013
21,917		GSR Mortgage Loan Trust, Series 2003-1, Class A2, 2.220% due 3/25/33(c)	21,542
		Harborview Mortgage Loan Trust:
52,089		Series 2003-1, Class A, 2.586% due 5/19/33(c)	51,079
39,464		Series 2005-2, Class 2A1A, 0.650% due 5/19/35(c)	32,569

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
$98,755		Series 2005-3, Class 2A1A, 0.670% due 6/19/35(c)	$86,965
140,145		Series 2006-SB1, Class A1A, 1.172% due 12/19/36(c)	115,709
184,221		Series 2007-1, Class 2A1A, 0.560% due 3/19/37(c)	154,968
		JPMorgan Mortgage Trust:
10,886		Series 2003-A2, Class 3A1, 2.126% due 11/25/33(c)	10,595
4,833		Series 2005-A1, Class 6T1, 2.760% due 2/25/35(c)	4,798
156,530		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.543% due 7/27/37(a)(c)	150,420
317,782	EUR	Leo-Mesdag BV, Series 2006-1, Class A, 0.179% due 8/29/19(c)	340,537
		Ludgate Funding PLC:
784,961	GBP	Series 2006-1X, Class A2A, 0.763% due 12/1/60(c)	956,751
755,150	GBP	Series 2007-1, Class A2A, 0.751% due 1/1/61(c)	922,579
61,340	EUR	Lunet RMBS BV, Series 2013-1, Class A1, 0.369% due 12/26/45(c)	66,803
		Merrill Lynch Mortgage Investors Trust:
13,180		Series 2003-A2, Class 1A1, 2.329% due 2/25/33(c)	12,666
54,845		Series 2005-2, Class 1A, 1.904% due 10/25/35(c)	53,126
139,817		Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB, 5.821% due 6/12/50(c)	141,434
40,977	GBP	Money Partners Securities 4 PLC, Series 4X, Class A1A, 0.963% due 3/15/40(c)	53,123
1,200,000		Neuberger Berman CLO Ltd., Series 2012-12A, Class A2R, 1.769% due 7/25/23(a)(c)	1,194,313
700,000	GBP	Newgate Funding, Series 2007-1X, Class A3, 0.733% due 12/1/50(c)	837,300
530,308		Octagon Investment Partners XII Ltd., Series 2012-1A, Class AR, 1.891% due 5/5/23(a)(c)	527,193
800,834	GBP	Paragon Mortgages No 13 PLC, Series 13X, Class A1, 0.831% due 1/15/39(c)	985,529
		Puma Finance Pty Ltd.:
366,520	AUD	Series 2014-1, Class A, 2.982% due 5/13/45(c)	260,231
357,960	AUD	Series 2014-2, Class A, 2.870% due 10/18/45(c)	253,604
		RALI Trust:
85,213		Series 2007-QO2, Class A1, 0.586% due 2/25/47(c)	45,096
599,318		Series 2007-QS1, Class 1A1, 6.000% due 1/25/37	498,351
		Residential Asset Securitization Trust:
27,897		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	21,873
64,689		Series 2006-R1, Class A2, 0.836% due 1/25/46(c)	31,257
598,730	GBP	Residential Mortgage Securities 28 PLC, Series 28, Class A, 1.733% due 6/15/46(c)	821,163
368,322	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.743% due 12/15/43(c)	455,791
		RMAC Securities No 1 PLC:
345,189	GBP	Series 2006-NS1X, Class A2A, 0.735% due 6/12/44(c)	427,093
652,771	GBP	Series 2006-NS3X, Class A2A, 0.735% due 6/12/44(c)	792,666
706,872		Soundview Home Loan Trust, Series 2006-3, Class A3, 0.596% due 11/25/36(c)	592,806
		Structured Adjustable Rate Mortgage Loan Trust:
14,681		Series 2004-1, Class 4A1, 2.786% due 2/25/34(c)	14,604
72,982		Series 2004-19, Class 2A1, 1.722% due 1/25/35(c)	57,795
62,405		Series 2004-4, Class 3A2, 2.628% due 4/25/34(c)	61,805
		Structured Asset Mortgage Investments II Trust:
85,682		Series 2005-AR2, Class 2A1, 0.666% due 5/25/45(c)	74,578
100,947		Series 2005-AR8, Class A1A, 0.716% due 2/25/36(c)	77,400
66,110		Series 2006-AR5, Class 1A1, 0.646% due 5/25/36(c)	51,169
355,594		Series 2007-AR4, Class A3, 0.656% due 9/25/47(c)	281,003
152,181		Series 2007-AR6, Class A1, 1.822% due 8/25/47(c)	124,830
124,760		Structured Asset Securities Corp. Trust, Series 2005-10, Class 4A1, 5.500% due 12/25/34	124,257
420,899		Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572% due 10/15/48	425,416
		WaMu Mortgage Pass Through Certificates Trust:
19,617		Series 2002-AR9, Class 1A, 1.683% due 8/25/42(c)	18,664
7,494		Series 2003-AR5, Class A7, 2.569% due 6/25/33(c)	7,553
76,478		Series 2005-AR13, Class A1A1, 0.726% due 10/25/45(c)	70,870
122,821		Series 2006-AR13, Class 2A, 2.144% due 10/25/46(c)	109,413
496		Washington Mutual Mortgage Loan Trust, Series 2001-7, Class A, 1.481% due 5/25/41(c)	484
32,728		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.262% due 7/25/46(c)	20,457

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
$191,426		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 2.318% due 12/25/32(c)	$189,886

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $29,472,263)	26,725,166

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 11.3%
5,600,000		U.S. Treasury Bonds, 2.500% due 2/15/45(j)	5,457,049
		U.S. Treasury Inflation Indexed Bonds:
597,672		0.125% due 7/15/24(f)	591,866
7,589,436		0.250% due 1/15/25(e)	7,543,384
5,646,600		2.375% due 1/15/25(e)	6,652,954
1,496,085		0.375% due 7/15/25(g)	1,507,968

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $21,674,965)	21,753,221

MORTGAGE-BACKED SECURITIES — 4.6%
CMHC — 0.4%
		Canadian Mortgage and Housing Corp. (CMHC):
277,443	CAD	0.960% due 6/1/20(b)(c)	202,647
664,092	CAD	1.183% due 7/1/20(b)(c)	487,918
193,970	CAD	1.183% due 8/1/20(b)(c)	142,464

		TOTAL CMHC	833,029

FHLMC — 0.5%
		Federal National Mortgage Corp. (FHLMC), Gold:
1,000,000		3.000% due 3/1/46(h)	1,023,203

FNMA — 3.1%
		Federal National Mortgage Association (FNMA):
566,787		5.700% due 8/1/18(c)	590,368
92,624		3.000% due 1/1/22	98,058
840,500		2.500% due 8/1/28	866,245
94,217		2.638% due 11/1/34(c)	98,841
137,722		6.500% due 8/1/37	158,766
2,000,000		3.500% due 3/1/46(h)	2,095,568
2,000,000		3.000% due 4/1/46(h)	2,047,200

		TOTAL FNMA	5,955,046

GNMA — 0.6%
		Government National Mortgage Association II (GNMA):
13,267		6.000% due 9/20/38	14,331
1,000,000		3.000% due 3/1/46(h)	1,035,703

		TOTAL GNMA	1,050,034

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $8,768,676)	8,861,312

MUNICIPAL BOND — 0.2%
United States — 0.2%
295,000		School District of Philadelphia (The), Build America General Obligation Bonds, 6.765% due 6/1/40 (Cost — $295,000)	323,314

ASSET-BACKED SECURITIES — 0.2%
Automobiles — 0.1%
257,280		Motor PLC, Series 2014-1A, Class A1, 0.916% due 8/25/21(a)(c)	257,291

Student Loans — 0.1%
191,108		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.569% due 4/25/38(c)	190,289

		TOTAL ASSET-BACKED SECURITIES (Cost — $448,388)	447,580

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Notional Amount†/ Number of Contracts		Security	Value
PURCHASED OPTIONS — 0.2%
Germany — 0.0%
30	EUR	Euro-Bund April Futures, Call @ $169.00, expires 03/24/2016, DUB	$652
100	EUR	Euro-Schatz April Futures, Put @ $111.20, expires 03/24/2016, DUB	544

		Total Germany	1,196

United States — 0.2%
2,975,000	EUR	OTC Euro versus U.S. Dollar, Put @ $1.06, expires 05/06/2016, BOA	30,744
2,975,000	EUR	OTC Euro versus U.S. Dollar, Put @ $1.12, expires 05/06/2016, BOA	122,141
2,644,000	EUR	OTC Euro versus U.S. Dollar, Put @ $1.04, expires 05/06/2016, JPM	15,666
2,644,000	EUR	OTC Euro versus U.S. Dollar, Put @ $1.10, expires 05/06/2016, JPM	72,068
$1,000,000		OTC U.S. Dollar versus Brazilian Real, Call @ $4.00, expires 05/19/2016, CITI	44,251
600,000		OTC U.S. Dollar versus Brazilian Real, Call @ $4.00, expires 05/19/2016, BNP	26,551
54,000		OTC U.S. Dollar versus Chinese Onshore Renminbi, Call @ $6.52, expires 10/31/2016, SCB	31,360
5,892,000		OTC U.S. Dollar versus Japanese Yen, Call @ $117.25, expires 05/06/2016, BNP	36,218
500,000		OTC U.S. Dollar versus Russian Ruble, Put @ $76.00, expires 01/24/2017, CITI	31,166
380,000		OTC U.S. Dollar versus Russian Ruble, Put @ $76.84, expires 02/02/2017, HSBC	25,591
309		U.S. Treasury 10-Year Note June Futures, Put @ $112.00, expires 05/20/2016, CITI	4,828
98		U.S. Treasury 5-Year Note June Futures, Put @ $112.25, expires 05/20/2016, CITI	766

		Total United States	441,350

		TOTAL PURCHASED OPTIONS (Cost — $370,121)	442,546

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $198,149,937)	193,511,950

Face Amount†
SHORT-TERM INVESTMENTS — 5.0%
REPURCHASE AGREEMENT — 0.3%
600,000		Deutsche Bank Securities Inc. repurchase agreement dated 02/29/16, 0.450% due 3/1/16, Proceeds at maturity — $600,007; (Fully collateralized by U.S. Treasury Bond, 3.750% due 11/15/43; Market Valued — $612,158)(i) (Cost — $600,000)	600,000

SOVEREIGN BOND — 0.2%
13,000,000	CZK	Czech Republic Ministry of Finance Bill, (0.150)% due 9/30/16(b)(i) (Cost — $536,746)	523,337

TIME DEPOSITS — 2.2%
		ANZ National Bank — London:
91,363	GBP	0.080% due 3/1/16	127,250
2,044,850		0.150% due 3/1/16	2,044,850
764,576		Banco Santander SA — Frankfurt, 0.150% due 3/1/16	764,576
		BBH — Grand Cayman:
662	CHF	(1.000)% due 3/1/16	665
1,634	DKK	(0.250)% due 3/1/16	238
31,692,336	JPY	(0.130)% due 3/1/16	280,749
196,025	SGD	0.100% due 3/1/16	139,366
136,000	NOK	0.133% due 3/1/16	15,588
11,882	AUD	1.229% due 3/1/16	8,483
588	NZD	1.600% due 3/1/16	387
		DNB — Oslo:
428,977	SEK	(0.756)% due 3/1/16	49,934
579,449	EUR	(0.310)% due 3/1/16	629,484

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount†		Security	Value
482,697	ZAR	HSBC Bank PLC — London, 6.400% due 3/1/16	$30,577
80,428	CAD	Wells Fargo — Grand Cayman, 0.050% due 3/1/16	59,336

		TOTAL TIME DEPOSITS (Cost — $4,151,483)	4,151,483

U.S. GOVERNMENT AGENCIES — 2.3%
		Federal Home Loan Bank (FHLB), Discount Notes:
$800,000		0.290% due 3/4/16(i)	799,981
3,600,000		0.300% due 3/28/16(i)	3,599,190

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $4,399,171)	4,399,171

		TOTAL SHORT-TERM INVESTMENTS (Cost — $9,687,400)	9,673,991

		TOTAL INVESTMENTS — 105.9% (Cost — $207,837,337#)	203,185,941

		Liabilities in Excess of Other Assets — (5.9)%	(11,388,275)

		TOTAL NET ASSETS — 100.0%	$191,797,666

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Illiquid security.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2016.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(f)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(h)	This security is traded on a TBA basis (see Note 1).
(i)	Rate shown represents yield-to-maturity.
(j)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABS	— Asset-Backed Security
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
OTC	— Over the Counter
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
Sovereign Bonds	42.4%
Corporate Bonds & Notes	24.0
Collateralized Mortgage Obligations	13.2
U.S. Government & Agency Obligations	10.7
Mortgage-Backed Securities	4.3
Asset-Backed Securities	0.2
Purchased Options	0.2
Municipal Bonds	0.2
Short-Term Investments	4.8

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Schedule of Options Contracts Written

Notional Amount/ Number of Contracts		Security Name	Counterparty	Expiration Date	Strike Price	Value
Germany
13	EUR	Euro-Bund June Futures, Call	CSFB	5/26/16	$163.00	$33,232
United States
600,000		Markit CDX NA Investment Grade Series 25 5-Year Index, Put	BCLY	4/20/16	1.50	462
5,300,000	EUR	Markit iTraxx Europe Series 24 5-Year Index, Put	JPM	4/20/16	1.00	29,531
2,050,000	GBP	10-Year Swaption, 6-Month GBP LIBOR, Call	BCLY	3/10/16	1.70	115,192
2,050,000	GBP	10-Year Swaption, 6-Month GBP LIBOR, Put	BCLY	3/10/16	2.25	0
3,966,000	EUR	OTC Euro versus U.S. Dollar, Put	JPM	5/6/16	1.07	54,005
4,463,000	EUR	OTC Euro versus U.S. Dollar, Put	BOA	5/6/16	1.09	89,999
600,000		OTC U.S. Dollar versus Brazilian Real, Put	BNP	5/19/16	3.85	7,630
1,000,000		OTC U.S. Dollar versus Brazilian Real, Put	CITI	5/19/16	3.85	12,717
600,000		OTC U.S. Dollar versus Brazilian Real, Call	BNP	5/19/16	4.30	10,442
1,000,000		OTC U.S. Dollar versus Brazilian Real, Call	CITI	5/19/16	4.30	17,404
407,000		OTC U.S. Dollar versus Chinese Offshore Renminbi, Put	CITI	4/27/16	6.60	5,734
1,193,000		OTC U.S. Dollar versus Chinese Offshore Renminbi, Put	SOG	4/27/16	6.60	16,807
1,300,000		OTC U.S. Dollar versus Chinese Onshore Renminbi, Call	SOG	11/1/16	7.00	22,391
5,892,000		OTC U.S. Dollar versus Japanese Yen, Call	BNP	5/6/16	122.45	8,443
300,000		OTC U.S. Dollar versus Korean Won, Put	SOG	1/19/17	1,145.00	4,149
400,000		OTC U.S. Dollar versus Korean Won, Put	UBS	1/19/17	1,145.00	5,532
500,000		OTC U.S. Dollar versus Russian Ruble, Call	CITI	3/9/16	71.50	26,213
500,000		OTC U.S. Dollar versus Russian Ruble, Call	CITI	1/24/17	110.00	15,180
380,000		OTC U.S. Dollar versus Russian Ruble, Call	HSBC	2/2/17	110.00	12,039
3,000,000	EUR	5-Year Swaption, 6-Month EURIBOR, Call	BCLY	4/29/16	0.40	755
3,000,000	EUR	5-Year Swaption, 6-Month EURIBOR, Put	BCLY	4/29/16	1.40	6,284

		TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $341,312)				$494,141

During the period ended February 29, 2016, options contracts written transactions for International Fixed Income Fund were as follows:

	Notional Amount/ Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2015	14,355,600	$63,177
Options written	103,401,071	675,226
Options closed	(21,355,658)	(159,255)
Options expired	(57,900,000)	(237,836)

Options contracts written, outstanding at February 29, 2016	38,501,013	$341,312

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Schedule of Reverse Repurchase Agreements

Face Amount	Security	Value
$6,959,625	Merrill Lynch & Pierce, Fenner & Smith Inc., 0.450% due 4/7/16 (Proceeds — $6,959,625)	$6,959,625

For the period ended February 29, 2016, the average borrowing and interest rate under the reverse repurchase agreements were $14,652,491 and 0.558%, respectively.

Schedule of Forward Sale Commitments

Face Amount	Security	Value
	Federal National Mortgage Association (FNMA):
$2,000,000	4.000% due 4/1/46(a)	$2,131,172
14,000,000	4.500% due 3/1/46(a)	15,207,194

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $17,281,562)	$17,338,366

(a)	This security is traded on a TBA basis (see Note 1).

At February 29, 2016, International Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond March Futures	12	3/16	$1,129,106	$46,303
Euro-Bobl June Futures	109	6/16	15,605,023	24,900
Euro-BTP June Futures	8	6/16	1,205,195	4,264
Euro-OAT March Futures	77	3/16	13,140,362	421,740
Euro-Schatz Note March Futures	100	3/16	12,177,376	56,022
Japan Government 10-Year Bond March Futures	10	3/16	13,494,745	274,223
U.S. Treasury 5-Year Note June Futures	98	6/16	11,856,469	6,011
U.S. Treasury 10-Year Note June Futures	309	6/16	40,329,328	15,197
United Kingdom Treasury 10-Year Gilt June Futures	19	6/16	3,223,697	23,270

				871,930

Contracts to Sell:
90-Day Eurodollar December Futures	28	12/16	6,941,550	(47,268)
90-Day Eurodollar June Futures	2	6/16	496,350	(1,722)
90-Day Eurodollar March Futures	16	3/17	3,965,200	(32,943)
90-Day Eurodollar September Futures	21	9/16	5,208,787	(27,147)
Canada Government 10-Year Bond June Futures	53	6/16	5,544,995	29,768
Euro-BONO March Futures	2	3/16	306,477	(5,483)
Euro-Bund June Futures	29	6/16	5,171,999	(1,577)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Euro-Buxl 30-Year Bond March Futures	11	3/16	$2,031,793	$(187,580)
U.S. Treasury Long Bond June Futures	22	6/16	3,809,438	16,672
U.S. Treasury Long Bond June Futures	37	6/16	6,087,656	11,851

				(245,429)

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts				$626,501

At February 29, 2016, International Fixed Income Fund had deposited cash of $88,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At February 29, 2016, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	3,447,150	BOA	$2,460,231	3/2/16	$(9,651)
Australian Dollar	2,290,000	GSC	1,634,373	3/2/16	38,934
Australian Dollar	1,376,000	UBS	982,051	3/2/16	11,157
Brazilian Real	304,081	BNP	75,736	3/2/16	1,736
Brazilian Real	2,740,288	BOA	682,513	3/2/16	(6,071)
Brazilian Real	2,617,032	DUB	651,814	3/2/16	(8,186)
Brazilian Real	123,256	DUB	30,699	3/2/16	(301)
Brazilian Real	9,073,449	GSC	2,259,888	3/2/16	(30,809)
Brazilian Real	569,784	GSC	141,914	3/2/16	2,914
Brazilian Real	9,947,314	JPM	2,477,538	3/2/16	(22,039)
Brazilian Real	646,220	JPM	160,951	3/2/16	(341)
Brazilian Real	2,740,288	BOA	676,164	4/4/16	(5,440)
Brazilian Real	315,000	DUB	73,737	10/4/16	1,156
Brazilian Real	400,000	BNP	86,986	7/5/17	872
British Pound	1,058,000	JPM	1,472,471	3/2/16	(41,750)
British Pound	15,767,547	SCB	21,944,479	3/2/16	1,831
British Pound	262,000	GSC	364,687	4/4/16	(1,100)
Canadian Dollar	11,883,448	CITI	8,782,063	3/2/16	189,693
Chinese Onshore Renminbi	4,218,795	BNP	642,014	4/29/16	12,014
Chinese Onshore Renminbi	4,964,110	SCB	754,875	5/19/16	3,875
Chinese Onshore Renminbi	733,244	SCB	111,485	5/23/16	485
Chinese Onshore Renminbi	3,568,977	SCB	542,621	5/24/16	1,621
Chinese Onshore Renminbi	2,948,060	SCB	448,185	5/26/16	2,185
Danish Krone	17,360,000	BNP	2,531,424	3/2/16	(35,964)
Euro	34,337,465	BOA	37,352,280	3/2/16	(453,269)
Euro	1,023,000	GSC	1,112,819	3/2/16	(33,549)
Euro	13,805,098	HSBC	15,017,179	3/2/16	(189,136)
Euro	1,444,000	JPM	1,570,783	3/2/16	7,128
Euro	614,000	JPM	667,909	3/2/16	(20,423)
Euro	1,096,000	JPM	1,192,228	3/2/16	(34,570)
Euro	642,000	JPM	698,367	3/2/16	(24,718)
Euro	1,824,000	JPM	1,984,146	3/2/16	(1,334)
Euro	298,000	CITI	324,507	4/4/16	(840)
Indian Rupee	217,506,710	CITI	3,136,814	5/24/16	13,064
Japanese Yen	2,727,000,000	BOA	24,185,180	3/2/16	(141,314)
Japanese Yen	28,700,000	CITI	254,534	3/2/16	14,069

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	169,300,000	JPM	$1,501,486	3/2/16	$33,515
Japanese Yen	730,100,000	SCB	6,475,101	3/2/16	218,888
Korean Won	186,329,200	BOA	150,236	3/22/16	(1,764)
Korean Won	166,074,720	BNP	133,721	5/24/16	(4,279)
Korean Won	852,600,000	CITI	686,499	5/24/16	(9,501)
Korean Won	198,100,000	CITI	159,507	5/24/16	(3,740)
Korean Won	426,186,600	DUB	343,158	5/24/16	(13,842)
Korean Won	432,123,500	HSBC	347,939	5/24/16	(17,061)
Korean Won	510,090,400	JPM	410,716	5/24/16	(17,284)
Korean Won	43,863,500	JPM	35,318	5/24/16	(1,682)
Korean Won	140,459,000	JPM	113,095	5/24/16	95
Korean Won	1,192,000	JPM	960	5/24/16	(40)
Malaysian Ringgit	952,360	BCLY	225,142	5/24/16	(6,858)
Malaysian Ringgit	802,675	GSC	189,756	5/24/16	(4,244)
Malaysian Ringgit	402,065	HSBC	95,050	5/24/16	(1,950)
Malaysian Ringgit	521,599	JPM	123,308	5/24/16	1,308
Malaysian Ringgit	1,854,846	SCB	438,494	5/24/16	(2,506)
Mexican Peso	10,456,000	BCLY	576,196	3/14/16	8,000
Mexican Peso	4,001,000	BCLY	220,482	3/14/16	2,560
Mexican Peso	6,888,000	BCLY	379,575	3/14/16	1,799
Mexican Peso	9,253,000	BOA	509,902	3/14/16	12,745
Mexican Peso	9,810,000	BOA	540,597	3/14/16	10,825
New Taiwan Dollar	8,837,700	BCLY	266,071	5/24/16	(929)
New Taiwan Dollar	6,855,840	HSBC	206,405	5/24/16	(595)
New Taiwan Dollar	1,955,260	JPM	58,866	5/24/16	(134)
New Taiwan Dollar	7,866,030	JPM	236,818	5/24/16	(182)
New Zealand Dollar	1,490,000	GSC	981,835	3/2/16	21,206
New Zealand Dollar	533,000	HSBC	351,220	3/2/16	6,068
New Zealand Dollar	5,829,135	SCB	3,841,108	3/2/16	(9,661)
New Zealand Dollar	575,000	GSC	378,110	4/4/16	(4,887)
Russian Ruble	3,274,800	BOA	43,223	3/23/16	3,223
Russian Ruble	46,380,600	DUB	612,165	3/23/16	45,165
Russian Ruble	47,167,650	JPM	613,142	5/18/16	1,310
Thai Baht	2,740,454	DUB	76,698	5/24/16	697
Thai Baht	71,220	HSBC	1,993	5/24/16	(7)
Turkish Lira	413,435	HSBC	138,903	3/15/16	(97)
Turkish Lira	1,210,821	JPM	406,802	3/15/16	(198)

					(492,108)

Contracts to Sell:
Australian Dollar	7,113,150	SCB	5,076,655	3/2/16	(83,003)
Australian Dollar	3,447,150	BOA	2,456,241	4/4/16	9,940
Australian Dollar	400,000	GSC	285,017	4/4/16	2,198
Brazilian Real	304,081	BNP	75,736	3/2/16	674
Brazilian Real	2,740,288	BOA	682,513	3/2/16	5,829
Brazilian Real	2,740,288	DUB	682,513	3/2/16	6,071
Brazilian Real	9,643,233	GSC	2,401,802	3/2/16	21,365
Brazilian Real	10,593,534	JPM	2,638,489	3/2/16	(119,817)
Brazilian Real	9,073,449	GSC	2,238,868	4/4/16	29,126
Brazilian Real	315,000	DUB	73,737	10/4/16	12,913
Brazilian Real	400,000	BNP	86,986	7/5/17	53,993
British Pound	16,454,547	BOA	22,900,611	3/2/16	555,675
British Pound	371,000	JPM	516,339	3/2/16	13,729
British Pound	15,767,547	SCB	21,947,411	4/4/16	(1,824)
Canadian Dollar	85,000	JPM	62,816	3/2/16	(1,959)
Canadian Dollar	11,798,448	JPM	8,719,246	3/2/16	(439,111)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Canadian Dollar	154,428	RBS	$114,125	3/2/16	$(125)
Canadian Dollar	11,883,448	CITI	8,782,244	4/4/16	(189,961)
Chinese Onshore Renminbi	4,963,735	SCB	754,818	5/19/16	(3,818)
Chinese Onshore Renminbi	733,577	SCB	111,536	5/23/16	(536)
Chinese Onshore Renminbi	16,126,243	HSBC	2,451,806	5/24/16	(8,806)
Chinese Onshore Renminbi	3,570,600	SCB	542,868	5/24/16	(1,868)
Chinese Onshore Renminbi	2,948,060	SCB	448,185	5/26/16	(2,185)
Czech Koruna	13,019,584	HSBC	527,483	9/30/16	15,203
Danish Krone	16,520,000	BNP	2,408,936	3/2/16	(8,737)
Danish Krone	840,000	UBS	122,488	3/2/16	3,352
Danish Krone	17,360,000	BNP	2,534,485	4/4/16	35,610
Danish Krone	4,800,000	JPM	705,696	10/3/16	26,871
Danish Krone	24,827,000	JPM	3,650,066	10/3/16	119,596
Danish Krone	5,100,000	JPM	749,802	10/3/16	32,167
Danish Krone	11,606,360	JPM	1,706,367	10/3/16	30,591
Euro	3,659,268	BOA	3,980,550	3/2/16	10,778
Euro	325,000	CITI	353,535	3/2/16	1,281
Euro	1,068,000	CITI	1,161,770	3/2/16	(801)
Euro	475,000	JPM	516,705	3/2/16	10,623
Euro	824,000	UBS	896,347	3/2/16	4,717
Euro	48,434,295	UBS	52,686,805	3/2/16	(171,824)
Euro	34,337,465	BOA	37,391,815	4/4/16	449,204
Euro	1,624,000	GSC	1,768,456	4/4/16	24,819
Euro	13,805,098	HSBC	15,033,074	4/4/16	187,557
Indian Rupee	68,279,249	BOA	984,702	5/24/16	17,845
Indian Rupee	10,212,750	UBS	147,285	5/24/16	(550)
Japanese Yen	251,700,000	JPM	2,232,274	3/2/16	(102,307)
Japanese Yen	514,900,000	JPM	4,566,538	3/2/16	(323,313)
Japanese Yen	958,100,000	JPM	8,497,184	3/2/16	(569,661)
Japanese Yen	216,900,000	JPM	1,923,640	3/2/16	(22,671)
Japanese Yen	483,800,000	JPM	4,290,719	3/2/16	(171,706)
Japanese Yen	1,229,700,000	SCB	10,905,947	3/2/16	(513,911)
Japanese Yen	2,727,000,000	BOA	24,214,330	4/4/16	141,387
Korean Won	256,096,000	BNP	206,314	4/29/16	5,686
Korean Won	15,762,500	HSBC	12,692	5/24/16	308
Korean Won	972,725,300	HSBC	783,222	5/24/16	24,723
Korean Won	805,166,923	JPM	648,307	5/24/16	20,853
Korean Won	137,069,000	JPM	110,366	5/24/16	2,634
Korean Won	384,198,400	UBS	309,350	5/24/16	9,421
Malaysian Ringgit	4,578,456	BNP	1,082,368	5/24/16	(30,574)
Mexican Peso	4,508,000	BCLY	248,421	3/14/16	(9,936)
Mexican Peso	1,367,000	CITI	75,331	3/14/16	(1,289)
Mexican Peso	3,395,731	GSC	187,128	3/14/16	10,902
New Taiwan Dollar	7,097,760	BNP	213,620	4/29/16	(1,620)
New Taiwan Dollar	39,027,065	BOA	1,174,964	5/24/16	(5,964)
New Taiwan Dollar	2,700,050	GSC	81,289	5/24/16	(570)
New Taiwan Dollar	19,545,265	HSBC	588,437	5/24/16	1,341
New Taiwan Dollar	31,214,155	JPM	939,746	5/24/16	4,993
New Zealand Dollar	6,369,135	BOA	4,196,941	3/2/16	(64,347)
New Zealand Dollar	1,226,000	JPM	807,873	3/2/16	(846)
New Zealand Dollar	257,000	JPM	169,350	3/2/16	(2,837)
New Zealand Dollar	5,829,135	SCB	3,833,142	4/4/16	10,152
Polish Zloty	2,892,133	GSC	723,485	5/12/16	(8,815)
Russian Ruble	47,167,650	JPM	622,553	3/23/16	(1,762)
Russian Ruble	2,487,750	JPM	32,835	3/23/16	(1,835)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Russian Ruble	10,857,840	SOG	$142,381	4/15/16	$7,382
Singapore Dollar	295,555	HSBC	209,854	4/29/16	(2,854)
Singapore Dollar	1,074,136	CITI	762,126	5/24/16	5,583
Swedish Krona	9,290,000	CITI	1,085,002	3/2/16	14,255
Swedish Krona	9,290,000	DUB	1,086,487	4/4/16	(2,850)
Swiss Franc	99,000	JPM	99,154	3/2/16	(2,151)
Swiss Franc	99,000	CITI	99,331	4/4/16	(109)
Thai Baht	19,589,440	DUB	548,253	5/24/16	1,703
Turkish Lira	1,859,000	CITI	624,572	3/15/16	(8,663)

					(942,466)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$(1,434,574)

At February 29, 2016, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	4.130%	10/17/2017	UBS	MXN	65,500,000	$(13,499)
Pay	28-Day MXN TIIE Banxico	4.195%	10/05/2017	CITI	MXN	22,100,000	(6,483)
Pay	28-Day MXN TIIE Banxico	5.070%	02/03/2021	UBS	MXN	10,500,000	(7,500)
Pay	28-Day MXN TIIE Banxico	5.085%	02/02/2021	CITI	MXN	22,500,000	(14,405)
Pay	28-Day MXN TIIE Banxico	5.095%	02/02/2021	UBS	MXN	53,500,000	(34,830)
Pay	28-Day MXN TIIE Banxico	5.610%	07/07/2021	UBS	MXN	82,000,000	(80,832)
Pay	28-Day MXN TIIE Banxico	5.795%	12/10/2021	CITI	MXN	21,600,000	(13,857)
Pay	28-Day MXN TIIE Banxico	5.825%	01/12/2023	UBS	MXN	10,400,000	(5,853)
Receive	3-Month JPY-LIBOR	0.300%	03/18/2026	CITI	JPY	90,000,000	(20,722)
Pay	3-Month SEK-STIBOR	1.000%	03/18/2025	CITI	SEK	22,700,000	45,939
Receive	3-Month USD-LIBOR	1.300%	05/06/2017	UBS	USD	12,800,000	(38,541)
Receive	3-Month USD-LIBOR	1.500%	12/16/2017	CITI	USD	46,300,000	(433,753)
Receive	3-Month USD-LIBOR	2.000%	12/16/2020	CITI	USD	6,900,000	(333,530)
Pay	3-Month USD-LIBOR	2.000%	06/15/2023	UBS	USD	1,400,000	38,051
Receive	3-Month USD-LIBOR	2.038%	08/31/2022	UBS	USD	5,100,000	(248,842)
Receive	3-Month USD-LIBOR	2.250%	12/16/2022	CITI	USD	31,800,000	(2,185,336)
Receive	3-Month USD-LIBOR	2.250%	06/15/2026	UBS	USD	13,500,000	(718,684)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	CITI	USD	2,600,000	(277,085)
Receive	3-Month USD-LIBOR	2.500%	12/16/2025	UBS	USD	6,400,000	(655,075)
Pay	3-Month USD-LIBOR	2.500%	06/15/2046	CITI	USD	400,000	50,978
Pay	3-Month ZAR-SAJIBOR	8.000%	03/16/2018	CITI	ZAR	18,600,000	(876)
Pay	3-Month ZAR-SAJIBOR	8.750%	03/16/2021	CITI	ZAR	15,700,000	4,583
Receive	6-Month Australian Bank Bill	3.250%	06/17/2026	UBS	AUD	200,000	(7,306)
Receive	6-Month EURIBOR	0.150%	03/16/2018	UBS	EUR	6,100,000	(39,079)
Pay	6-Month EURIBOR	0.493%	03/16/2021	UBS	EUR	9,200,000	262,581
Pay	6-Month EURIBOR	1.000%	03/16/2026	CITI	EUR	9,150,000	411,993
Pay	6-Month EURIBOR	1.000%	03/16/2026	UBS	EUR	1,400,000	63,053
Receive	6-Month EURIBOR	1.500%	03/16/2046	UBS	EUR	3,000,000	3,408
Pay	6-Month GBP-LIBOR	1.250%	09/21/2021	CITI	GBP	1,100,000	28,358
Receive	6-Month GBP-LIBOR	1.750%	09/16/2018	CITI	GBP	1,200,000	(34,904)
Receive	6-Month GBP-LIBOR	1.750%	09/16/2018	UBS	GBP	3,200,000	(93,078)
Pay	6-Month GBP-LIBOR	1.750%	03/16/2021	CITI	GBP	5,800,000	56,592
Pay	6-Month GBP-LIBOR	1.750%	03/16/2021	UBS	GBP	1,200,000	13,185
Pay	6-Month GBP-LIBOR	2.000%	03/16/2026	CITI	GBP	5,100,000	365,753
Pay	6-Month GBP-LIBOR	2.000%	03/16/2026	UBS	GBP	500,000	16,444
Receive	6-Month GBP-LIBOR	2.250%	03/16/2046	UBS	GBP	1,000,000	(248,425)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	6-Month JPY-LIBOR	0.150%	03/22/2018	CITI	JPY	4,870,000,000	$282,721
Receive	6-Month JPY-LIBOR	0.500%	09/18/2022	UBS	JPY	1,000,000,000	(318,264)
Pay	6-Month JPY-LIBOR	1.500%	06/19/2033	CITI	JPY	450,000,000	376,872
Receive	6-Month JPY-LIBOR	1.500%	12/20/2044	CITI	JPY	190,000,000	(228,858)

							$(4,039,106)

At February 29, 2016, International Fixed Income Fund held the following OTC Inflation Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation
Pay	15-Year GBP Inflation Linked	3.188%	01/15/2031	CITI	GBP	200,000	$7,980	$—	$7,980
Pay	15-Year GBP Inflation Linked	3.188%	01/15/2031	GSC	GBP	600,000	23,939	655	23,284
Pay	15-Year GBP Inflation Linked	3.220%	01/15/2031	RBS	GBP	500,000	24,385	4,881	19,504
Pay	15-Year GBP Inflation Linked	3.223%	01/15/2031	UBS	GBP	300,000	14,836	68	14,768
Pay	15-Year GBP Inflation Linked	3.223%	01/15/2031	BOA	GBP	300,000	18,279	3,676	14,603

							$89,419	$9,280	$80,139

At February 29, 2016, International Fixed Income Fund held the following OTC Volatility Swap Contracts:

Pay/Receive Volatility*	Reference Obligation	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ Depreciation
Pay	EUR vs. CHF spot exchange rate	10.250%	08/16/2016	DUB	CHF	300,000	$2,359	$—	$2,359
Pay	EUR vs. CHF spot exchange rate	10.550%	08/16/2016	DUB	CHF	500,000	2,419	—	2,419
Pay	USD vs. CHF spot exchange rate	10.900%	08/16/2016	DUB	CHF	200,000	(287)	—	(287)
Pay	USD vs. CHF spot exchange rate	11.200%	08/16/2016	DUB	CHF	500,000	(1,661)	—	(1,661)
Pay	USD vs. CHF spot exchange rate	10.450%	08/16/2016	DUB	CHF	300,000	1,857	—	1,857
Pay	EUR vs. CHF spot exchange rate	10.800%	12/06/2016	DUB	CHF	100,000	758	—	758
Receive	EUR vs. CHF spot exchange rate	8.350%	08/16/2016	DUB	CHF	500,000	6,496	—	6,496
Receive	EUR vs. CHF spot exchange rate	8.650%	08/16/2016	DUB	CHF	300,000	4,805	—	4,805
Receive	EUR vs. CHF spot exchange rate	9.000%	08/16/2016	DUB	CHF	300,000	5,695	—	5,695
Receive	EUR vs. CHF spot exchange rate	8.450%	08/16/2016	DUB	CHF	300,000	4,182	—	4,182
Receive	EUR vs. CHF spot exchange rate	8.700%	08/16/2016	DUB	CHF	200,000	3,173	—	3,173
Receive	EUR vs. CHF spot exchange rate	8.800%	08/16/2016	DUB	CHF	200,000	3,358	—	3,358
Receive	EUR vs. CHF spot exchange rate	8.400%	12/06/2016	DUB	CHF	100,000	208	—	208

							$33,362	$—	$33,362

*	Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the fixed rate. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will receive a net payment of the absolute value of the difference of the realized and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 29, 2016, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues and Indexes—Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate		Maturity Date	Counterparty	Implied Credit Spread at 2/29/16 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group Inc., BBB+	(1.000%	)	12/20/2020	GSC	0.286%	USD	100,000	$(3,569)	$(3,290)	$(279)
Altria Group Inc., BBB+	(1.000%	)	12/20/2020	CITI	0.286%	USD	200,000	(7,137)	(6,699)	(438)
Altria Group Inc., BBB+	(1.000%	)	12/20/2020	BCLY	0.286%	USD	100,000	(3,569)	(3,398)	(171)
American General Finance Corp., B	(1.820%	)	12/20/2017	RBS	4.022%	USD	1,000,000	34,034	—	34,034
Bat Netherlands Finance BV, A-	(1.000%	)	12/20/2020	JPM	0.571%	EUR	100,000	(2,462)	(2,223)	(239)
Bayer AG, A-	(1.000%	)	12/20/2020	BCLY	0.542%	EUR	100,000	(2,614)	(2,249)	(365)
Bayer AG, A-	(1.000%	)	12/20/2020	CITI	0.542%	EUR	100,000	(2,614)	(2,110)	(504)
First Energy, BBB-	(0.940%	)	06/20/2017	RBS	0.188%	USD	1,000,000	(11,748)	—	(11,748)
iTraxx Europe Sub Financials Series 23 Index	(0.940%	)	12/20/2020	SOG	2.368%	EUR	300,000	19,706	7,003	12,703
iTraxx Europe Sub Financials Series 23 Index	(1.000%	)	12/20/2020	BOA	2.368%	EUR	1,000,000	65,686	21,944	43,742
Koninklijke Dsm NV, A-	(1.000%	)	12/20/2020	CITI	0.553%	EUR	100,000	(2,559)	(2,249)	(310)
Koninklijke Dsm NV, A-	(1.000%	)	12/20/2020	GSC	0.553%	EUR	100,000	(2,559)	(2,193)	(366)
Pfizer Inc., AA	(1.000%	)	12/20/2020	JPM	0.202%	USD	300,000	(11,922)	(11,215)	(707)
Reynolds American Inc., BBB-	(1.000%	)	12/20/2020	GSC	0.401%	USD	300,000	(9,056)	(9,178)	122
Reynolds American Inc., BBB-	(1.000%	)	12/20/2020	BOA	0.401%	USD	100,000	(3,019)	(2,866)	(153)
Reynolds American Inc., BBB-	(1.000%	)	12/20/2020	BCLY	0.401%	USD	100,000	(3,019)	(2,770)	(249)
Starwood Hotels & Resorts World, BBB	(1.490%	)	06/20/2018	BOA	0.084%	USD	1,000,000	(35,444)	—	(35,444)
Teliasonera AB, A-	(1.000%	)	12/20/2020	BNP	0.723%	EUR	100,000	(1,658)	(858)	(800)
UBS AG/Stamford CT, BBB	(1.000%	)	03/20/2017	CITI	1.376%	USD	600,000	1,181	806	375
UBS AG/Stamford CT, BBB	(1.000%	)	06/20/2018	GSC	1.544%	USD	700,000	7,225	3,328	3,897
United Utilities PLC, BBB-	(1.000%	)	12/20/2020	SOG	0.980%	EUR	100,000	(316)	—	(316)
United Utilities PLC, BBB-	(1.000%	)	12/20/2020	GSC	0.980%	EUR	100,000	(316)	(213)	(103)
Unitedhealth Group Inc., A+	(1.000%	)	12/20/2020	JPM	0.346%	USD	100,000	(3,283)	(3,049)	(234)
UST Inc., BAA+	(0.720%	)	03/20/2018	GSC	0.082%	USD	500,000	(7,284)	—	(7,284)
Veolia Environnement SA, BBB	(1.000%	)	12/20/2020	BNP	0.859%	EUR	100,000	(945)	(588)	(357)
Wind Acquisition Finance SA, B	(5.000%	)	06/20/2021	JPM	5.261%	EUR	500,000	983	(12,276)	13,259

								$13,722	$(34,343)	$48,065

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (4)

Reference Obligation	Fixed Deal Received Rate	Maturity Date	Counterparty	Implied Credit Spread at 2/29/16 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
France Government 20-Year Bond, AA	0.250%	03/20/2020	CITI	0.288%	USD	4,000,000	$(4,094)	$(37,704)	$33,610
France Government 20-Year Bond, AA	0.250%	03/20/2020	JPM	0.288%	USD	600,000	(614)	(6,106)	5,492
France Government 20-Year Bond, AA	0.250%	03/20/2020	GSC	0.288%	USD	6,500,000	(6,652)	(66,124)	59,472
Hellenic Republic Government Bond, B-	1.000%	06/20/2016	GSC	30.720%	USD	300,000	(25,022)	(30,000)	4,978
Japan Government 20-Year Bond, A+	1.000%	03/20/2016	RBS	0.072%	USD	5,000,000	12,573	10,601	1,972
Japan Government 20-Year Bond, A+	1.000%	03/20/2016	GSC	0.072%	USD	3,100,000	7,795	(31,831)	39,626
Tesco PLC, BB+	1.000%	12/20/2020	SOG	3.096%	EUR	900,000	(89,199)	(77,337)	(11,862)
Tesco PLC, BB+	1.000%	12/20/2020	CITI	3.096%	EUR	300,000	(29,733)	(25,496)	(4,236)
Tesco PLC, BB+	1.000%	12/20/2020	JPM	3.096%	EUR	300,000	(29,733)	(23,754)	(5,979)
U.S. Treasury Notes, AA+	0.250%	06/20/2016	BNP	0.108%	EUR	700,000	718	(7,057)	7,775
Volkswagen International Finance, BBB+	1.000%	12/20/2016	BOA	1.214%	EUR	200,000	56	(1,677)	1,732

							$(163,905)	$(296,485)	$132,580

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared—Credit Default Swaps on Indexes—Buy Protection (1)

Reference Obligation	Fixed Deal Pay Rate		Maturity Date	Counterparty	Implied Credit Spread at 2/29/16 (2)	Notional Amount (3)	Unrealized Depreciation
Markit iTraxx Europe Senior Financials Series 23 5-Year Index	(1.000%	)	12/20/2020	CITI	0.995%	EUR 4,950,000	$(59,843)

Centrally Cleared—Credit Default Swaps on Indexes—Sell Protection (4)

Reference Obligation	Fixed Deal Received Rate	Maturity Date	Counterparty	Implied Credit Spread at 2/29/16 (2)	Notional Amount (3)	Unrealized Depreciation
Markit CDX NA Investment Grade Series 25 5-Year Index	1.000%	12/20/2020	CITI	1.080%	USD 12,500,000	$(41,630)

At February 29, 2016, International Fixed Income Fund held the following OTC Cross Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6) (amounts below are in 000’s)	Notional Amount of Currency Delivered (6) (amounts below are in 000’s)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	12/16/2020	BNP	USD 3,794	EUR 3,500	$89,034	$—	$89,034
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	03/16/2021	BNP	USD 3,401	EUR 3,100	42,836	3,875	38,961
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	06/16/2026	BNP	USD 3,686	EUR 3,400	131,299	34,680	96,619
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	03/16/2021	BOA	USD 7,131	EUR 6,500	89,818	(18,200)	108,018
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	03/16/2026	BOA	USD 824	EUR 760	29,349	2,546	26,803
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	06/15/2026	BOA	USD 746	EUR 700	40,713	(2,415)	43,128

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6) (amounts below are in 000’s)	Notional Amount of Currency Delivered (6) (amounts below are in 000’s)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	03/16/2021	CITI	USD 5,814	EUR 5,300	$73,236	$(14,840)	$88,076
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	03/16/2026	CITI	USD 1,962	EUR 1,810	69,898	25,793	44,105
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.100% based on the notional amount of currency delivered	03/16/2021	DUB	USD 3,949	EUR 3,600	49,745	4,500	45,245
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.200% based on the notional amount of currency delivered	06/15/2026	DUB	USD 531	EUR 500	31,081	275	30,806

						$647,009	$36,214	$610,795

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 29, 2016, International Fixed Income Fund deposited cash collateral with brokers in the amount of $2,074,000 for open centrally cleared swap contracts.

At February 29, 2016, International Fixed Income Fund had cash collateral from brokers in the amount of $1,010,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNY	— Chinese Onshore Renminbi
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— New Taiwan Dollar

Counterparty Abbreviations used in this schedule:
BCLY	— Barclays Bank PLC
BNP	— BNP Paribas SA
BOA	— Bank of America
CITI	— Citigroup Global Markets Inc.
DUB	— Deutsche Bank AG
GSC	— Goldman Sachs & Co.
HSBC	— HSBC Bank USA
JPM	— JPMorgan Chase & Co.
RBS	— Royal Bank of Scotland PLC
SCB	— Standard Chartered Bank
SOG	— Societe Generale SA
UBS	— UBS Securities LLC

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS — 94.3%
California — 12.7%
$1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	$1,320,750
1,050,000	AA-	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health Project, Series A, 5.500% due 8/15/26	1,249,090
2,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, 5.000% due 8/1/35	2,292,580
2,000,000	A3(b)	Kaweah Delta Health Care District, Revenue Bonds, Series B, 4.000% due 6/1/45	2,023,360
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,693,875
1,000,000	Aa1(b)	Santa Monica-Malibu, CA, Unified School District, GO, Election of 2006, Series A, Prerefunded 8/1/17 @ 100, FGIC & NPFG-Insured, 5.000% due 8/1/26(a)	1,063,190

		Total California	9,642,845

Colorado — 10.3%
1,435,000	AA	City of Colorado Springs CO Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,654,397
		Colorado Health Facilities Authority, Revenue Bonds:
1,000,000	A	Catholic Health Initiatives, Series A, 5.250% due 2/1/31	1,139,730
1,500,000	AA-	Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,670,205
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,257,210
2,000,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,061,600

		Total Colorado	7,783,142

District of Colombia — 3.9%
2,500,000	AAA	District of Columbia, Revenue Bonds, Income Tax Revenue, Series A, 5.000% due 12/1/28	2,979,825

Florida — 2.9%
1,000,000	A+	City of Jacksonville FL, Revenue Bonds, Better Jacksonville, 5.000% due 10/1/21	1,102,610
1,000,000	A+	County of Miami-Dade, FL — Water & Sewer System Revenue, Revenue Bonds, Prerefunded 10/1/17 @ 100, XLCA-Insured, 5.000% due 10/1/21(a)	1,068,660

		Total Florida	2,171,270

Georgia — 5.6%
2,000,000	AA	Augusta GA Water & Sewerage Revenue, Revenue Bonds, AGM-Insured, 5.000% due 10/1/21	2,155,460
1,800,000	A	Municipal Electric Authority of Georgia, Revenue Bonds, Series B, 5.000% due 1/1/20	2,068,974

		Total Georgia	4,224,434

Illinois — 6.4%
		Illinois Finance Authority, Revenue Bonds:
1,235,000	AA	Advocate Health Care, 4.000% due 6/1/47	1,247,190
1,000,000	AAA	Northwestern University, 5.000% due 12/1/28	1,290,350
1,000,000	A	Bradley University Projects, XLCA-Insured, 5.000% due 8/1/34	1,043,520
1,095,000	A2(b)	DePaul University, Series A, 5.375% due 10/1/19	1,250,895

		Total Illinois	4,831,955

Massachusetts — 3.2%
1,000,000	AA+	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.250% due 7/1/34	1,340,740
1,000,000	A2(b)	Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Northeastern University, Series R, 5.000% due 10/1/28	1,099,920

		Total Massachusetts	2,440,660

New Jersey — 2.3%
1,340,000	A2(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,701,023

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
North Carolina — 3.0%
$2,000,000	AAApre(c)	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series B, Prerefunded 1/1/19 @ 100, 5.000% due 1/1/26(a)	$2,240,360

Ohio — 1.0%
1,850,000	A+	Ohio State Turnpike Commission, Revenue Bonds, Capital Appreciation Bonds, Junior Lien, Series A-2, zero coupon, due 2/15/38	783,974

Oregon — 2.1%
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,617,892

Pennsylvania — 3.0%
2,000,000	A+	Monroeville Finance Authority, University of Pittsburgh Medical Center, Revenue Bonds, Series B, 5.000% due 7/1/39	2,241,740

South Carolina — 2.4%
1,535,000	Aa3(b)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,843,243

South Dakota — 2.1%
1,500,000	Aa2(b)	City of Sioux Falls, SD, Sales Tax, Revenue Bonds, Series A-1, NPFG-Insured, 4.750% due 11/15/36	1,583,835

Tennessee — 3.9%
1,000,000	BBB+	Knox County Health Educational & Housing Facility Board, Revenue Bonds, University Health System, 5.250% due 4/1/36	1,039,050
1,875,000	Aa2(b)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	1,908,694

		Total Tennessee	2,947,744

Texas — 13.0%
1,000,000	AA	City of Waxahachie, TX, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,065,780
2,000,000	AAA	Keller, TX, Independent School District, GO, Prerefunded 8/15/17 @ 100, PSF-GTD-Insured, 4.750% due 8/15/32(a)	2,122,940
1,000,000	AAA	North East, TX, Independent School District, GO, PSF-GTD-Insured, 5.250% due 2/1/30	1,322,800
2,000,000	AA	Round Rock, TX, Independent School District, GO, 5.000% due 8/1/33	2,210,020
		Texas Transportation Commission State Highway Fund, Revenue Bonds:
1,000,000	AAA	Prerefunded 4/1/17 @ 100, 5.000%, due 4/1/27(a)	1,047,190
1,575,000	AAA	5.250%, due 4/1/26	2,043,405

		Total Texas	9,812,135

Utah — 3.0%
2,000,000	AA	Utah State University, Revenue Bonds, Student Building Fee, Series B, 5.000% due 12/1/44	2,243,400

Washington — 7.9%
2,000,000	AA+	King County, School District No. 210 Federal Way, GO, Prerefunded 12/1/17 @ 100, FGIC & NPFG-Insured, 5.000% due 12/1/23(a)	2,152,820
2,000,000	AA+	State of Washington, GO, Series A, Prerefunded 7/1/18 @ 100, 5.000% due 7/1/22(a)	2,199,680
1,500,000	A	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Series A, 5.000% due 11/1/18	1,658,535

		Total Washington	6,011,035

Wisconsin — 5.6%
2,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	2,929,425
1,300,000	A+	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,299,948

		Total Wisconsin	4,229,373

		TOTAL MUNICIPAL BONDS (Cost — $65,675,009)	71,329,885

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
SHORT-TERM INVESTMENTS — 5.6%
TIME DEPOSITS — 5.6%
$2,660,151		Banco Santander SA — Frankfurt, 0.150% due 3/1/16	$2,660,151
1,573,243		Wells Fargo — Grand Cayman, 0.150% due 3/1/16	1,573,243

		TOTAL SHORT-TERM INVESTMENTS (Cost — $4,233,394)	4,233,394

		TOTAL INVESTMENTS — 99.9% (Cost — $69,908,403#)	75,563,279

		Other Assets in Excess of Liabilities — 0.1%	99,506

		TOTAL NET ASSETS — 100.0%	$75,662,785

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Rating by Fitch Ratings Service. All ratings are unaudited.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Bond Assurance Corporation
FGIC	— Financial Guarantee Insurance Company
GO	— General Obligation
NPFG	— National Public Finance Guarantee Corp.
PSF-GTD	— Permanent School Fund Guaranteed
XLCA	— XL Capital Assurance Inc.

See pages 168 and 169 for definitions of ratings.

Summary of Investments by Industry^
Education	30.8%
Health Care Providers & Services	19.0
General Obligation	13.6
Transportation	10.8
Water and Sewer	5.9
Power	5.7
Single Family Housing	2.5
Airport	2.2
Utilities	2.2
Development	1.7
Short-Term Investments	5.6

100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Money Market Fund

Face Amount	Security	Amortized Cost
SHORT-TERM INVESTMENTS — 100.5%
CERTIFICATES OF DEPOSIT — 15.2%
$9,000,000	BNP Paribas Finance Inc., 0.440% due 3/2/16	$9,000,000
10,000,000	Citibank N.A. New York, 0.410% due 3/11/16	10,000,000
8,000,000	Cooperative Centrale RA, 0.650% due 4/4/16	8,000,000
9,000,000	Sumitomo Mitsui Banking Corp., 0.500% due 3/10/16	9,000,000
10,000,000	Wells Fargo Bank N.A., 0.599% due 4/12/16(a)	10,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost — $46,000,000)	46,000,000

COMMERCIAL PAPER — 43.1%
10,000,000	Air Products & Chemicals Inc., 0.380% due 3/7/16(b)(c)	9,999,367
9,000,000	Apple Inc., 0.410% due 4/4/16(b)(c)	8,996,515
10,000,000	BMW US Capital LLC, 0.350% due 3/2/16(b)(c)	9,999,903
14,000,000	Credit Agricole North America Inc., 0.430% due 3/2/16(b)	13,999,833
9,000,000	Credit Suisse AG, 0.450% due 3/7/16(b)	9,000,000
10,000,000	General Electric Capital Corp., 0.350% due 3/21/16(b)	9,998,055
10,000,000	Johnson & Johnson, 0.330% due 3/1/16(b)(c)	10,000,000
9,000,000	Metlife Short Term Fund LLC, 0.511% due 4/4/16(b)(c)	8,995,665
6,000,000	National Australia Bank Ltd., 0.702% due 4/15/16(b)(c)	5,994,750
14,000,000	Natixis New York Branch, 0.370% due 3/1/16(b)	14,000,000
9,000,000	Swedbank AB, 0.400% due 3/9/16(b)	8,999,200
10,000,000	United Parcel Service Inc., 0.130% due 3/4/16(b)(c)	9,999,892
10,000,000	Wal-Mart Stores Inc., 0.330% due 3/2/16(b)(c)	9,999,908

	TOTAL COMMERCIAL PAPER (Cost — $129,983,088)	129,983,088

TIME DEPOSITS — 0.3%
331,826	Banco Santander SA — Frankfurt, 0.150% due 3/1/16	331,826
537,199	DNB — Oslo, 0.150% due 3/1/16	537,199

	TOTAL TIME DEPOSITS (Cost — $869,025)	869,025

U.S. GOVERNMENT AGENCIES — 33.6%
91,500,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.100% due 3/1/16(b)	91,500,000
10,000,000	Federal Home Loan Bank Discount Notes, 0.375% due 4/8/16(b)	9,996,042

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $101,496,042)	101,496,042

U.S. GOVERNMENT OBLIGATION — 8.3%
25,000,000	U.S. Treasury Bill, 0.235% due 3/3/16(b) (Cost — $24,999,673)	24,999,673

	TOTAL INVESTMENTS — 100.5% (Cost — $303,347,828#)	303,347,828

	Cash and Liabilities in Excess of Other Assets — (0.5)%	(1,453,429)

	TOTAL NET ASSETS — 100.0%	$301,894,399

(a)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2016.
(b)	Rate shown represents yield-to-maturity.
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P	— Preliminary rating.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e	— Expected.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre

— Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Ratings

(unaudited) (continued)

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD	— Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Statements of Assets and Liabilities

February 29, 2016 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
ASSETS:
Investments, at value[1,2]	$1,922,123,410	$365,866,807	$1,320,876,034
Repurchase Agreements	—	—	—
Foreign currency, at value[3]	—	11,963	55,912
Cash	976,974	233,284	64,412
Receivable for securities sold	—	2,617,048	2,143,548
Dividends and interest receivable	4,708,607	351,021	3,681,776
Receivable for Fund shares sold	1,303,806	354,646	1,787,348
Unrealized appreciation on open forward foreign currency contracts (Note 1)	—	—	—
Variation margin on open future contracts (Note 1)	—	—	—
Variation margin on open swap contracts (Note 1)	—	—	—
Swap contracts, at value (Note 1)	—	—	—
Deposits with counterparty	—	—	—
Prepaid expenses	69,848	25,900	60,394

Total Assets	1,929,182,645	369,460,669	1,328,669,424

LIABILITIES:
Payable for reverse repurchase agreements	—	—	—
Payable for collateral received from securities on loan	—	—	18,014,299
Payable for Fund shares repurchased	7,389,233	1,191,628	4,700,358
Payable for securities purchased	7,265,654	2,696,695	1,863,218
Investment management fee payable	682,608	176,591	610,526
Transfer agent fees payable	76,762	13,269	27,707
Custody fee payable	344,131	86,649	271,311
Trustees’ fees payable	82,115	15,171	33,132
Merger expense payable	29,950	29,516	—
Payable for manager waiver	—	—	—
Due to custodian	—	—	—
Forward sale commitments, at value (proceeds received )[4] (Note 1)	—	—	—
Options contracts written, at value (premiums received )[5] (Note 1)	—	—	—
Swap contracts, at value (Note 1)	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 1)	—	—	—
Deposits from counterparty	—	—	—
Distributions payable	—	—	—
Accrued expenses	63,138	74,589	57,078

Total Liabilities	15,933,591	4,284,108	25,577,629

Total Net Assets	$1,913,249,054	$365,176,561	$1,303,091,795

NET ASSETS:
Par value (Note 4)	$127,968	$24,551	$131,819
Paid-in capital in excess of par value	1,606,128,051	366,859,455	1,674,385,374
Accumulated net investment loss and dividends in excess of net investment income	—	(47,608)	—
Undistributed net investment income	3,023,642	—	5,255,569
Accumulated net realized gain (loss) on investments, futures contracts, options contracts written, forward sale commitments, swap contracts and foreign currency transactions	100,489,317	(10,066,674)	(271,335,345)
Net unrealized appreciation (depreciation) on investments, futures contracts, options contracts written, forward sale commitments, swap contracts and foreign currency transactions	203,480,076	8,406,837	(105,345,622)

Total Net Assets	$1,913,249,054	$365,176,561	$1,303,091,795

Shares Outstanding	127,968,225	24,550,708	131,818,992

Net Asset Value	$14.95	$14.87	$9.89

[1] Investments, at cost	$1,718,643,335	$357,459,512	$1,426,073,331

[2] Includes securities on loan	$—	$—	$17,357,684

[3] Foreign currency, at cost	$—	$12,421	$57,918

[4] Proceeds received	$—	$—	$—

[5] Premiums received	$—	$—	$—

*	Investments at value represents amortized cost.

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Money Market Fund

$355,082,728	$792,734,977	$208,779,982	$203,185,941	$75,563,279	$303,347,828	*
—	—	—	—	—	—
116,523	125,830	—	295,098	—	—
1,493	—	2,157	2,593	349	38
426,695	19,022,550	1,725,028	22,243,668	—	—
842,855	4,440,300	4,017,377	1,741,079	685,707	48,676
430,962	781,373	232,591	262,770	245,427	910,016
—	1,325	—	2,613,188	—	—
—	180,920	—	319,793	—	—
—	4,317	—	181,035	—	—
—	—	—	921,695	—	—
—	935,624	—	2,162,000	—	—
35,834	43,841	21,497	20,596	15,587	23,130

356,937,090	818,271,057	214,778,632	233,949,456	76,510,349	304,329,688

—	—	—	6,959,625	—	—
7,266,632	499,205	2,670,024	—	—	—
1,324,188	2,561,164	930,533	759,268	734,205	2,136,707
53,624	39,998,050	1,185,671	10,883,191	—	—
186,832	232,337	80,831	67,031	24,286	19,228
13,301	21,327	7,171	7,116	1,695	7,754
151,071	307,709	83,833	185,008	37,465	47,519
9,876	25,388	9,144	10,554	2,441	15,164
—	—	—	—	—	—
—	—	—	—	—	126,175
—	43,777	—	—	—	—
—	6,705,818	—	17,338,366	—	—
—	26,875	—	494,141	—	—
—	222,378	—	302,088	—	—
—	384,942	—	4,047,762	—	—
—	—	—	1,010,000	—	—
—	779	602	—	136	39
174,881	84,491	81,935	87,640	47,336	82,703

9,180,405	51,114,240	5,049,744	42,151,790	847,564	2,435,289

$347,756,685	$767,156,817	$209,728,888	$191,797,666	$75,662,785	$301,894,399

$34,753	$93,901	$60,989	$26,225	$7,757	$301,894
456,693,582	768,895,527	276,833,740	207,964,053	68,798,362	301,591,925
—	—	—	—	—	—
37,383	553,625	504,568	2,814,958	431,321	263
(88,383,925)	(1,346,078)	(42,940,853)	(10,246,153)	770,469	317
(20,625,108)	(1,040,158)	(24,729,556)	(8,761,417)	5,654,876	—

$347,756,685	$767,156,817	$209,728,888	$191,797,666	$75,662,785	$301,894,399

34,753,468	93,901,191	60,988,574	26,224,828	7,756,677	301,894,356

$10.01	$8.17	$3.44	$7.31	$9.75	$1.00

$375,648,356	$792,357,771	$233,509,538	$207,837,337	$69,908,403	$303,347,828

$7,052,179	$488,712	$2,604,660	$—	$—	$—

$116,584	$141,809	$—	$295,742	$—	$—

$—	$6,687,000	$—	$17,281,562	$—	$—

$—	$37,293	$—	$341,312	$—	$—

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended February 29, 2016 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
INVESTMENT INCOME:

Dividends	$8,575,559	$936,353	$10,475,750
Interest	17,199	3,997	19,895
Income from securities lending	38,926	39,696	184,152
Less: Foreign taxes withheld	(4,986)	(9)	(911,592)
Miscellaneous income	—	—	—
Income from security litigation	—	—	—

Total Investment Income	8,626,698	980,037	9,768,205

EXPENSES:

Investment management fee (Note 2)	4,057,013	905,795	4,161,721
Transfer agent fees	81,042	13,124	68,172
Custody fees	202,201	56,757	403,727
Trustees’ fees	125,580	21,352	83,774
Shareholder reports	50,963	49,710	48,672
Insurance	27,634	4,609	20,306
Audit and tax	22,605	21,860	25,745
Legal fees	16,317	15,545	15,541
Registration fees	8,193	7,307	8,222
Miscellaneous expense	14,519	2,386	18,125
Interest expense	—	—	—

Total Expenses	4,606,067	1,098,445	4,854,005
Less: Fee waivers and/or expense reimbursement (Note 2)	(207,920)	(63,787)	(206,065)

Net Expenses	4,398,147	1,034,658	4,647,940

Net Investment Income (Loss)	$4,228,551	$(54,621)	$5,120,265

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTE 1):

Net Realized Gain (Loss) From:

Investments	$124,563,216	$(9,311,983)	$(28,548,484	)(a)
Futures contracts	—	—	—
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	—	—	(160,190)

Net Realized Gain (Loss)	124,563,216	(9,311,983)	(28,708,674)

Change in Net Unrealized Appreciation (Depreciation) From:

Investments	(165,585,139)	(27,298,585)	(66,325,404)
Futures contracts	—	—	—
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	—	(458)	(31,355)

Change in Net Unrealized Appreciation (Depreciation)	(165,585,139)	(27,299,043)	(66,356,759)

Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Swap Contracts and Foreign Currency Transactions	(41,021,923)	(36,611,026)	(95,065,433)

Total Increase (Decrease) in Net Assets from Operations	$(36,793,372)	$(36,665,647)	$(89,945,168)

(a)	Includes foreign capital gains tax of $887 and $18,717 for International Equity Fund and Emerging Markets Equity Fund, respectively.

See Notes to Financial Statements.

Emerging Markets Equity Fund		Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Money Market Fund

$3,607,012		$30,748	$102,927	$—	$—	$—
5,870		11,885,533	7,980,159	2,478,460	1,471,612	294,246
66,240		7,361	19,500	—	—	—
(358,026)		—	—	—	—	—
—		—	—	—	—	—
—		4,915	—	—	—	—

3,321,096		11,928,557	8,102,586	2,478,460	1,471,612	294,246

1,913,085		1,632,756	806,193	526,670	163,647	89,899
25,639		47,877	14,521	12,518	4,609	11,593
273,286		354,125	109,623	252,764	47,689	52,212
30,096		60,391	18,674	19,141	6,033	22,316
47,005		36,074	35,705	36,900	1,866	22,447
7,143		15,565	4,524	4,374	1,451	5,027
25,336		49,874	30,033	49,886	24,051	18,128
14,795		14,969	14,969	15,299	14,969	14,941
6,271		7,301	5,849	7,356	6,629	8,369
—		13,922	2,137	2,764	663	—
—		—	—	40,862	—	—

2,342,656		2,232,854	1,042,228	968,534	271,607	244,932
(289,626)		(73,979)	(191,889)	(16,995)	—	47,629

2,053,030		2,158,875	850,339	951,539	271,607	292,561

$1,268,066		$9,769,682	$7,252,247	$1,526,921	$1,200,005	$1,685

$(50,892,208	)(a)	$2,441,518	$(19,755,035)	$(7,287,008)	$770,526	$(231)
—		(750,265)	—	1,852,565	—	—
—		708,752	—	308,810	—	—
—		(137,152)	—	(184,296)	—	—
—		(131,469)	—	(328,199)	—	—
(195,007)		171,796	—	5,808,184	—	—

(51,087,215)		2,303,180	(19,755,035)	170,056	770,526	(231)

20,997,995		(139,971)	(7,947,985)	6,671,810	295,590	—
—		(53,737)	—	667,924	—	—
—		(223,032)	—	(99,280)	—	—
—		(18,818)	—	(15,531)	—	—
—		(311,829)	—	(2,870,414)	—	—
(17,751)		(32,832)	—	(357,674)	—	—

20,980,244		(780,219)	(7,947,985)	3,996,835	295,590	—

(30,106,971)		1,522,961	(27,703,020)	4,166,891	1,066,116	(231)

$(28,838,905)		$11,292,643	$(20,450,773)	$5,693,812	$2,266,121	$1,454

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 29, 2016 (unaudited) and Year Ended August 31, 2015

	Large Cap Equity Fund		Small-Mid Cap Equity Fund
	2016	2015	2016	2015
OPERATIONS:

Net investment income (loss)	$4,228,551	$6,030,269	$(54,621)	$(1,269,060)
Net realized gain (loss)	124,563,216	316,791,624	(9,311,983)	53,507,287
Change in unrealized appreciation (depreciation)	(165,585,139)	(232,169,926)	(27,299,043)	(27,186,435)
Net Increase from payments by affiliates	—	28,721	—	161,664

Increase (Decrease) in Net Assets From Operations	(36,793,372)	90,680,688	(36,665,647)	25,213,456

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(7,025,138)	(5,468,121)	—	—
Net realized gains	(301,650,427)	(191,632,667)	(52,617,604)	(60,598,970)

Decrease in Net Assets From Distributions to Shareholders	(308,675,565)	(197,100,788)	(52,617,604)	(60,598,970)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	30,509,894	56,762,414	18,788,874	12,063,989
Reinvestment of distributions	308,666,437	197,093,781	52,615,219	60,596,534
Cost of shares repurchased	(406,783,660)	(574,838,838)	(32,834,134)	(105,041,718)
Net proceeds from reorganization	973,690,395	—	187,304,118	—

Increase (Decrease) in Net Assets From Fund Share Transactions	906,083,066	(320,982,643)	225,874,077	(32,381,195)

Increase (Decrease) in Net Assets	560,614,129	(427,402,743)	136,590,826	(67,766,709)
NET ASSETS:

Beginning of period	1,352,634,925	1,780,037,668	228,585,735	296,352,444

End of period	$1,913,249,054	$1,352,634,925	$365,176,561	$228,585,735

* Includes undistributed net investment income of:	$3,023,642	$5,820,229	$—	$7,013

† Includes accumulated net investment loss of:	$—	$—	$(47,608)	$—

See Notes to Financial Statements.

International Equity Fund		Emerging Markets Equity Fund		Core Fixed Income Fund
2016	2015	2016	2015	2016	2015

$5,120,265	$20,394,083	$1,268,066	$5,489,235	$9,769,682	$16,779,482
(28,708,674)	981,593	(51,087,215)	(24,232,285)	2,303,180	14,471,866
(66,356,759)	(122,703,100)	20,980,244	(109,468,421)	(780,219)	(23,332,245)
—	2,972,363	—	—	—	—

(89,945,168)	(98,355,061)	(28,838,905)	(128,211,471)	11,292,643	7,919,103

(19,988,419)	(19,199,386)	(6,232,037)	(5,156,168)	(10,935,257)	(20,111,155)
—	—	—	—	(6,236,992)	(10,910,011)

(19,988,419)	(19,199,386)	(6,232,037)	(5,156,168)	(17,172,249)	(31,021,166)

330,023,917	301,685,675	23,654,207	265,692,576	28,813,729	171,980,043
19,988,419	19,199,115	6,232,037	5,156,168	17,171,795	31,021,046
(138,830,093)	(150,715,859)	(110,878,795)	(59,051,423)	(132,278,387)	(119,670,967)
—	—	—	—	—	—

211,182,243	170,168,931	(80,992,551)	211,797,321	(86,292,863)	83,330,122

101,248,656	52,614,484	(116,063,493)	78,429,682	(92,172,469)	60,228,059

1,201,843,139	1,149,228,655	463,820,178	385,390,496	859,329,286	799,101,227

$1,303,091,795	$1,201,843,139	$347,756,685	$463,820,178	$767,156,817	$859,329,286

$5,255,569	$20,123,723	$37,383	$5,001,354	$553,625	$1,719,200

$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 29, 2016 (unaudited) and Year Ended August 31, 2015

	High Yield Fund
	2016	2015
OPERATIONS:

Net investment income (loss)	$7,252,247	$14,427,244
Net realized gain (loss)	(19,755,035)	(7,826,144)
Change in unrealized appreciation (depreciation)	(7,947,985)	(22,807,926)

Increase (Decrease) in Net Assets From Operations	(20,450,773)	(16,206,826)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(7,744,040)	(16,219,271)
Net realized gains	—	—

Decrease in Net Assets From Distributions to Shareholders	(7,744,040)	(16,219,271)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	13,494,792	50,918,165
Reinvestment of distributions	7,744,062	16,219,472
Cost of shares repurchased	(37,652,791)	(37,897,221)

Increase (Decrease) in Net Assets From Fund Share Transactions	(16,413,937)	29,240,416

Increase (Decrease) in Net Assets	(44,608,750)	(3,185,681)
NET ASSETS:

Beginning of period	254,337,638	257,523,319

End of period	$209,728,888	$254,337,638

* Includes undistributed net investment income of:	$504,568	$996,361

† Includes accumulated net investment loss of:	$—	$—

See Notes to Financial Statements.

International Fixed Income Fund		Municipal Bond Fund		Money Market Fund
2016	2015	2016	2015	2016	2015

$1,526,921	$4,113,727	$1,200,005	$2,368,031	$1,685	$3,038
170,056	22,831,389	770,526	270,815	(231)	4,196
3,996,835	(24,472,307)	295,590	(863,716)	—	—

5,693,812	2,472,809	2,266,121	1,775,130	1,454	7,234

(14,225,200)	(15,363,960)	(1,199,651)	(2,367,911)	(1,640)	(3,048)
—	—	(180,832)	(413,482)	—	(4,010)

(14,225,200)	(15,363,960)	(1,380,483)	(2,781,393)	(1,640)	(7,058)

8,221,150	17,549,096	6,553,783	18,847,119	200,570,487	162,653,966
14,225,200	15,363,812	1,380,377	2,781,435	1,640	7,046
(45,152,129)	(64,240,826)	(18,253,745)	(13,088,377)	(101,440,886)	(294,837,293)

(22,705,779)	(31,327,918)	(10,319,585)	8,540,177	99,131,241	(132,176,281)

(31,237,167)	(44,219,069)	(9,433,947)	7,533,914	99,131,055	(132,176,105)

223,034,833	267,253,902	85,096,732	77,562,818	202,763,344	334,939,449

$191,797,666	$223,034,833	$75,662,785	$85,096,732	$301,894,399	$202,763,344

$2,814,958	$15,513,237	$431,321	$430,967	$263	$218

$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Cap Equity Fund
	2016(1)		2015		2014	2013	2012	2011
Net asset value, Beginning of Period	$20.63		$22.19		$19.29	$16.39	$14.24	$11.80

Income (Loss) from Operations:
Net investment income(2)	0.06		0.08		0.07	0.11	0.06	0.07
Net realized and unrealized gain (loss)	(0.83)		0.87		4.47	2.85	2.17	2.40

Total Income (Loss) from Operations	(0.77)		0.95		4.54	2.96	2.23	2.47

Less Distributions From:
Net investment income	(0.11)		(0.07)		(0.11)	(0.06)	(0.08)	(0.03)
Net realized gain	(4.80)		(2.44)		(1.53)	—	—	—

Total Distributions	(4.91)		(2.51)		(1.64)	(0.06)	(0.08)	(0.03)

Net Asset Value, End of Period	$14.95		$20.63		$22.19	$19.29	$16.39	$14.24

Total Return(3)	(6.17)%		4.39	%(5)	24.35%	18.11%	15.71%	20.89%
Net Assets, End of Period (millions)	$1,913		$1,353		$1,780	$1,571	$1,566	$1,738
Ratios to Average Net Assets:
Gross expenses	0.68	%(4)	0.68%		0.67%	0.69%	0.69%	0.68%
Net expenses(6)	0.65	(4)	0.68		0.67	0.69	0.69	0.68
Net investment income	0.63	(4)	0.36		0.33	0.60	0.40	0.47
Portfolio Turnover Rate	103%		66%		56%	57%	66%	76%

(1)	For the six months ended February 29, 2016 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	The Manager contributed a non-recourse voluntary reimbursement to Large Cap Equity Fund. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the impact was less than 0.00% to the total return for Large Cap Equity Fund.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small-Mid Cap Equity Fund
	2016(1)		2015		2014	2013		2012	2011
Net asset value, Beginning of Period	$24.39		$28.53		$25.22	$19.81		$17.76	$14.62

Income (Loss) from Operations:
Net investment loss(2)	(0.00	)(3)	(0.12)		(0.12)	(0.00	)(3)	(0.07)	(0.07)
Net realized and unrealized gain (loss)	(3.70)		1.93		4.36	5.41		2.12	3.21

Total Income (Loss) from Operations	(3.70)		1.81		4.24	5.41		2.05	3.14

Less Distributions From:
Net realized gain	(5.82)		(5.95)		(0.93)	—		—	—

Total Distributions	(5.82)		(5.95)		(0.93)	—		—	—

Net Asset Value, End of Period	$14.87		$24.39		$28.53	$25.22		$19.81	$17.76

Total Return(4)	(19.25)%		7.36	%(5)	16.91%	27.31%		11.54%	21.48%
Net Assets, End of Period (millions)	$365		$229		$296	$311		$247	$278
Ratios to Average Net Assets:
Gross expenses	0.97	%(6)	0.93%		0.92%	0.97%		0.98%	0.95%
Net expenses(7)	0.91	(6)	0.93		0.92	0.97		0.97	0.93
Net investment income (loss)	(0.05	)(6)	(0.45)		(0.42)	(0.02)		(0.40)	(0.37)
Portfolio Turnover Rate	119%		89%		80%	90%		68%	73%

(1)	For the six months ended February 29, 2016 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represent greater than $(0.01) per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(5)	The Manager contributed a non-recourse voluntary reimbursement to Small-Mid Cap Equity Fund. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the total return for Small-Mid Cap Equity Fund was 7.27%.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Fund
	2016(1)		2015		2014	2013	2012	2011
Net asset value, Beginning of Period	$10.91		$12.03		$10.92	$9.58	$9.77	$9.02

Income (Loss) from Operations:
Net investment income(2)	0.05		0.21		0.22	0.20	0.17	0.15
Net realized and unrealized gain (loss)	(0.88)		(1.13)		1.03	1.27	(0.18)	0.76

Total Income (Loss) from Operations	(0.83)		(0.92)		1.25	1.47	(0.01)	0.91

Less Distributions From:
Net investment income	(0.19)		(0.20)		(0.14)	(0.13)	(0.18)	(0.16)

Total Distributions	(0.19)		(0.20)		(0.14)	(0.13)	(0.18)	(0.16)

Net Asset Value, End of Period	$9.89		$10.91		$12.03	$10.92	$9.58	$9.77

Total Return(3)	(7.80)%		(7.68	)%(6)	11.45%	15.47%	(0.06)%	9.97%
Net Assets, End of Period (millions)	$1,303		$1,202		$1,149	$773	$444	$536
Ratios to Average Net Assets:
Gross expenses	0.82	%(4)	0.81%		0.81%	0.84%	0.91%	0.84%
Net expenses(5)	0.78	(4)	0.79		0.77	0.83	0.90	0.82
Net investment income	0.86	(4)	1.80		1.83	1.88	1.80	1.41
Portfolio Turnover Rate	16%		80%		95%	63%	75%	70%

(1)	For the six months ended February 29, 2016 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	The Manager contributed a non-recourse voluntary reimbursement to International Equity Fund. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the total return for International Equity Fund was (7.94)%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Fund
	2016(1)		2015	2014	2013	2012	2011
Net asset value, Beginning of Period	$10.87		$14.54	$13.67	$14.46	$15.85	$14.79

Income (Loss) from Operations:
Net investment income(2)	0.03		0.17	0.20	0.21	0.29	0.31
Net realized and unrealized gain (loss)	(0.74)		(3.64)	2.36	(0.69)	(1.33)	0.99

Total Income (Loss) from Operations	(0.71)		(3.47)	2.56	(0.48)	(1.04)	1.30

Less Distributions From:
Net investment income	(0.15)		(0.20)	(0.29)	(0.31)	(0.35)	(0.24)
Net realized gain	—		—	(1.40)	—	—	—

Total Distributions	(0.15)		(0.20)	(1.69)	(0.31)	(0.35)	(0.24)

Net Asset Value, End of Period	$10.01		$10.87	$14.54	$13.67	$14.46	$15.85

Total Return(3)	(6.61)%		(24.08)%	19.97%	(3.54)%	(6.52)%	8.67%
Net Assets, End of Period (millions)	$348		$464	$385	$414	$695	$841
Ratios to Average Net Assets:
Gross expenses	1.10	%(4)	1.08%	1.09%	1.10%	1.06%	1.05%
Net expenses(5)	0.97	(4)	0.96	0.99	0.99	0.93	0.91
Net investment income	0.60	(4)	1.34	1.49	1.39	1.98	1.87
Portfolio Turnover Rate	19%		41%	29%	89%	40%	42%

(1)	For the six months ended February 29, 2016 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Fund
	2016(1)		2015		2014		2013		2012	2011
Net asset value, Beginning of Period	$8.23		$8.44		$8.17		$8.87		$8.58	$8.81

Income (Loss) from Operations:
Net investment income(2)	0.10		0.17		0.18		0.20		0.25	0.28
Net realized and unrealized gain (loss)	0.01		(0.06)		0.31		(0.30)		0.38	0.05

Total Income (Loss) from Operations	0.11		(0.11)		0.49		(0.10)		0.63	0.33

Less Distributions From:
Net investment income	(0.11)		(0.20)		(0.22)		(0.24)		(0.27)	(0.29)
Net realized gain	(0.06)		(0.12)		—		(0.36)		(0.07)	(0.27)

Total Distributions	(0.17)		(0.32)		(0.22)		(0.60)		(0.34)	(0.56)

Net Asset Value, End of Period	$8.17		$8.23		$8.44		$8.17		$8.87	$8.58

Total Return(3)	1.41%		1.35%		6.10%		(1.31)%		7.58%	3.93%
Net Assets, End of Period (millions)	$767		$859		$799		$937		$1,022	$1,067
Ratios to Average Net Assets:
Gross expenses	0.55	%(4)	0.54	%(5)	0.53	%(5)	0.54	%(5)	0.52%	0.52%
Net expenses(6)	0.53	(4)	0.55	(5)	0.53	(5)	0.54	(5)	0.52	0.52
Net investment income	2.39	(4)	2.06		2.19		2.30		2.85	3.23
Portfolio Turnover Rate	118%		326%		446%		421%		429%	390%

(1)	For the six months ended February 29, 2016 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents less than 0.01%.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Fund
	2016(1)		2015	2014	2013	2012	2011
Net asset value, Beginning of Period	$3.88		$4.41	$4.27	$4.24	$4.15	$4.14

Income (Loss) from Operations:
Net investment income(2)	0.12		0.24	0.24	0.27	0.29	0.36
Net realized and unrealized gain (loss)	(0.44)		(0.50)	0.17	0.07	0.16	0.02

Total Income (Loss) from Operations	(0.32)		(0.26)	0.41	0.34	0.45	0.38

Less Distributions From:
Net investment income	(0.12)		(0.27)	(0.27)	(0.31)	(0.36)	(0.37)

Total Distributions	(0.12)		(0.27)	(0.27)	(0.31)	(0.36)	(0.37)

Net Asset Value, End of Period	$3.44		$3.88	$4.41	$4.27	$4.24	$4.15

Total Return(3)	(8.28)%		(6.14)%	9.75%	8.07%	11.57%	9.01%
Net Assets, End of Period (millions)	$210		$254	$258	$111	$269	$198
Ratios to Average Net Assets:
Gross expenses	0.90	%(4)	0.90%	0.92%	0.93%	0.97%	0.88%
Net expenses(5)	0.74	(4)	0.74	0.76	0.78	0.81	0.72
Net investment income	6.30	(4)	5.74	5.53	6.25	7.58	8.26
Portfolio Turnover Rate	25%		42%	57%	86%	101%	62%

(1)	For the six months ended February 29, 2016 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Fund
	2016(1)		2015		2014		2013		2012	2011
Net asset value, Beginning of Period	$7.61		$8.04		$8.02		$8.56		$7.99	$8.41

Income (Loss) from Operations:
Net investment income(2)	0.05		0.13		0.16		0.18		0.19	0.23
Net realized and unrealized gain (loss)	0.16		(0.09)		0.40		(0.23)		0.41	(0.15)

Total Income (Loss) from Operations	0.21		0.04		0.56		(0.05)		0.60	0.08

Less Distributions From:
Net investment income	(0.51)		(0.47)		(0.54)		(0.49)		(0.03)	(0.50)

Total Distributions	(0.51)		(0.47)		(0.54)		(0.49)		(0.03)	(0.50)

Net Asset Value, End of Period	$7.31		$7.61		$8.04		$8.02		$8.56	$7.99

Total Return(3)	2.94%		0.44%		7.36%		(0.77)%		7.53%	1.21%
Net Assets, End of Period (millions)	$192		$223		$267		$317		$431	$227
Ratios to Average Net Assets:
Gross expenses	0.92	%(4)(5)	0.87	%(5)	0.76	%(5)	0.69	%(5)	0.64%	0.72%
Net expenses	0.90	(4)(5)(6)	0.87	(5)	0.76	(5)	0.69	(5)	0.63 (6)	0.72 (6)
Net investment income	1.45	(4)	1.61		2.00		2.12		2.25	2.86
Portfolio Turnover Rate	182%		416%		397%		198%		223%	150%

(1)	For the six months ended February 29, 2016 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.
(5)	Ratio includes interest expense on forward sale commitments and reverse repurchase agreements which represents 0.04%, 0.10%, 0.04% and less than 0.01%, respectively.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Fund
	2016(1)		2015	2014	2013	2012	2011
Net asset value, Beginning of Period	$9.65		$9.76	$9.21	$9.88	$9.48	$9.63

Income (Loss) from Operations:
Net investment income(2)	0.14		0.28	0.29	0.29	0.28	0.30
Net realized and unrealized gain (loss)	0.12		(0.06)	0.55	(0.67)	0.40	(0.15)

Total Income (Loss) from Operations	0.26		0.22	0.84	(0.38)	0.68	0.15

Less Distributions From:
Net investment income	(0.14)		(0.28)	(0.29)	(0.29)	(0.28)	(0.30)
Net realized gain	(0.02)		(0.05)	—	—	—	—

Total Distributions	(0.16)		(0.33)	(0.29)	(0.29)	(0.28)	(0.30)

Net Asset Value, End of Period	$9.75		$9.65	$9.76	$9.21	$9.88	$9.48

Total Return(3)	2.77%		2.32%	9.24%	(4.01)%	7.23%	1.71%
Net Assets, End of Period (millions)	$76		$85	$78	$80	$89	$88
Ratios to Average Net Assets:
Gross expenses	0.66	%(4)	0.66%	0.59%	0.61%	0.57%	0.58%
Net expenses	0.66	(4)	0.66	0.59	0.61	0.57	0.58
Net investment income	2.94	(4)	2.91	3.03	2.92	2.83	3.27
Portfolio Turnover Rate	4%		8%	19%	9%	26%	20%

(1)	For the six months ended February 29, 2016 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(4)	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Money Market Fund
	2016(1)		2015		2014		2013		2012		2011
Net asset value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income (Loss) from Operations:
Net investment income(2)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net realized and unrealized gain (loss)	(0.00	)(4)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)

Total Income from Operations	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)

Less Distributions From:
Net investment income	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)
Net realized gain	—		(0.00	)(4)	—		—		—		(0.00	)(4)

Total Distributions	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)	(0.00	)(4)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(6)	0.00	%(5)	0.00	%(5)	0.00%		0.00%		0.02%		0.01%
Net Assets, End of Period (millions)	$302		$203		$335		$467		$238		$119
Ratios to Average Net Assets:
Gross expenses	0.22	%(7)	0.21%		0.23%		0.21%		0.23%		0.29%
Net expenses(8)	0.26	(7)	0.16		0.13		0.16		0.22		0.21
Net investment income	0.00	(5)(7)	0.00	(5)	0.00	(5)	0.00	(5)	0.03		0.00	(5)

(1)	For the six months ended February 29, 2016 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represent less than $0.01 per share.
(4)	Amounts represent greater than $(0.01) per share.
(5)	Amounts represent less than 0.01% per share.
(6)	Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.
(7)	Annualized.
(8)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Consulting Group Capital Markets Funds (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund (formerly known as Large Capitalization Growth Investments), Small-Mid Cap Equity Fund (formerly known as Small Capitalization Growth Investments), International Equity Fund (formerly known as International Equity Investments), Emerging Markets Equity Fund (formerly known as Emerging Markets Equity Investments), Core Fixed Income Fund (formerly known as Core Fixed Income Investments), High Yield Fund (formerly known as High Yield Investments), International Fixed Income Fund (formerly known as International Fixed Income Investments), Municipal Bond Fund (formerly known as Municipal Bond Investments), and Money Market Fund (formerly known as Money Market Investments) (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Portfolio securities of Money Market Fund are valued at amortized cost, which approximates market value. Equity securities for each Fund (other than Money Market Fund) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to,

Notes to Financial Statements

(unaudited) (continued)

such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV.

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements

(unaudited) (continued)

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at February 29, 2016	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$234,653,562	$234,653,562	$—	$—
Consumer Staples	195,732,109	195,732,109	—	—
Energy	127,005,523	127,005,523	—	—
Financials	245,944,821	245,944,821	—	—
Health Care	302,531,874	302,209,002	322,872	—
Industrials	188,149,265	188,149,265	—	—
Information Technology	421,793,456	421,793,456	—	—
Materials	47,043,886	47,043,886	—	—
Telecommunication Services	46,321,253	46,321,253	—	—
Utilities	45,074,682	45,074,682	—	—
Closed End Mutual Fund Securities:
Financials	927,500	927,500	—	—
Short-Term Investments:
Time Deposits	66,945,479	—	66,945,479	—

Total Investments, at value	$1,922,123,410	$1,854,855,059	$67,268,351	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 29, 2016	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$60,051,382	$60,051,382	$—	$—
Consumer Staples	8,592,243	8,578,534	13,709	—
Energy	6,293,415	6,293,415	—	—
Financials	43,581,427	43,581,427	—	—
Health Care	50,476,624	50,391,507	85,117	—
Industrials	73,462,171	73,462,171	—	—
Information Technology	72,613,262	72,613,262	—	—
Materials	18,925,313	18,925,313	—	—
Telecommunication Services	1,424,822	1,424,822	—	—
Utilities	3,550,317	3,550,317	—	—
Short-Term Investments:
Time Deposits	26,895,831	—	26,895,831	—

Total Investments, at value	$365,866,807	$338,872,150	$26,994,657	$—

International Equity Fund
Investments, at value
Common Stocks:
France	$148,468,547	$—	$148,468,547	$—
Germany	90,088,659	—	90,088,659	—
Japan	159,960,109	—	159,960,109	—
Netherlands	68,583,730	—	68,583,730	—
Switzerland	167,244,446	—	167,244,446	—
United Kingdom	293,387,651	—	293,387,651	—
Other Countries*	322,618,960	53,179,212	269,439,748	—
Preferred Stock:
Germany	15,442,432	—	15,442,432	—
Short-Term Investments:
Money Market Fund	18,014,299	18,014,299	—	—
Time Deposits	37,067,201	—	37,067,201	—

Total-Investments, at value	$1,320,876,034	$71,193,511	$1,249,682,523	$—

Emerging Markets Equity Fund
Investments, at value
Common Stocks:
Brazil	$22,003,263	$22,003,263	$—	$—
China	47,746,455	19,505,179	28,241,276	—
Hong Kong	21,206,805	4,493,355	16,713,450	—
India	46,214,515	6,263,346	39,951,169	—
Indonesia	22,576,933	3,846,746	18,730,187	—
Russia	21,115,352	2,754,877	18,360,475	—
South Korea	32,460,129	—	32,460,129	—
Taiwan	22,111,805	3,811,274	18,300,531	—
United Kingdom	19,202,182	—	19,202,182	—
Other Countries*	83,137,365	31,011,169	52,126,196	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 29, 2016	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-Term Investments:
Money Market Fund	$7,266,632	$7,266,632	$—	$—
Time Deposits	10,041,292	—	10,041,292	—

Total-Investments, at value	$355,082,728	$100,955,841	$254,126,887	$—

Core Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$225,517,397 **	$—	$225,517,397	$—	**
Mortgage-Backed Securities	187,128,348	—	187,128,348	—
U.S. Government & Agency Obligations	186,354,672	—	186,354,672	—
Collateralized Mortgage Obligations	118,660,110	—	118,660,110	—
Asset-Backed Securities	19,149,799	—	19,149,799	—
Sovereign Bonds	16,889,922	—	16,889,922	—
Municipal Bonds	5,422,534	—	5,422,534	—
Senior Loans	1,367,926	—	1,367,926	—
Preferred Stock:
Financials	734,472	734,472	—	—
Purchased Options	39,481	39,481	—	—
Short-Term Investments:
Money Market Fund	499,205	499,205	—	—
Time Deposits	18,668,311	—	18,668,311	—
U.S. Government Obligations	12,302,800	—	12,302,800	—

Total Investments, at value	$792,734,977 **	$1,273,158	$791,461,819	$—	**

Other Financial Instruments
Futures Contracts	$(459,277)	$(459,277)	$—	$—
OTC Interest Rate Swap	(222,378)	—	(222,378)	—
Centrally Cleared Interest Rate Swap	(324,556)	—	(324,556)	—
Forward Foreign Currency Contracts	(383,617)	—	(383,617)	—
Options Contracts Written	(26,875)	(26,875)	—	—
Forward Sale Commitments	(6,705,818)	—	(6,705,818)	—

Total Other Financial Instruments	$(8,122,521)	$(486,152)	$(7,636,369)	$—

High Yield Fund
Investments, at value
Corporate Bonds & Notes	$192,003,488 **	$—	$191,870,499	$132,989	**
Senior Loans	1,576,600	—	1,576,600	—
Collateralized Mortgage Obligations	492,955	—	492,955	—
Preferred Stock:
Financials	963,340	963,340	—	—
Common Stocks:
Consumer Discretionary	— **	—	—	—	**
Energy	106,990	22,514	—	84,476
Financials	6	—	—	6
Health Care	153,916	—	—	153,916
Materials	20,915	—	—	20,915
Short-Term Investments:
Money Market Fund	2,670,024	2,670,024	—	—
Time Deposits	10,791,748	—	10,791,748	—

Total Investments, at value	$208,779,982 **	$3,655,878	$204,731,802	$392,302	**

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 29, 2016	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at value
Sovereign Bonds
Italy	$17,273,769	$—	$17,273,769	$—
Japan	22,894,281	—	22,894,281	—
Spain	10,288,018	—	10,288,018	—
Other Countries*	35,775,916	—	35,775,916	—
Corporate Bonds & Notes
United States	9,554,549	—	9,554,549	—
Other Countries*	39,172,278	—	39,172,278	—
Collateralized Mortgage Obligations	26,725,166	—	26,725,166	—
U.S. Government & Agency Obligations	21,753,221	—	21,753,221	—
Mortgage-Backed Securities	8,861,312	—	8,861,312	—
Municipal Bond	323,314	—	323,314	—
Asset-Backed Securities	447,580	—	447,580	—
Purchased Options	442,546	6,790	435,756	—
Short-Term Investments:
Repurchase Agreement	600,000	—	600,000	—
Sovereign Bond	523,337	—	523,337	—
Time Deposits	4,151,483	—	4,151,483	—
U.S. Government Agencies	4,399,171	—	4,399,171	—

Total-Investments, at value	$203,185,941	$6,790	$203,179,151	$—

Other Financial Instruments
OTC Credit Default Swaps	$180,645	$—	$180,645	$—
Futures Contracts	626,501	626,501	—	—
Centrally Cleared Interest Rate Swaps	(4,039,106)	—	(4,039,106)	—
OTC Cross Currency Swaps	610,795	—	610,795	—
Centrally Cleared Credit Default Swaps	(101,473)	—	(101,473)	—
OTC Inflation Rate Swaps	80,139	—	80,139	—
OTC Volatility Swaps	33,362	—	33,362	—
Forward Foreign Currency Contracts	(1,434,575)	—	(1,434,575)	—
Options Contracts Written	(494,141)	(33,232)	(460,909)	—
Forward Sale Commitments	(17,338,366)	—	(17,338,366)	—
Reverse Repurchase Agreements	(6,959,625)	—	(6,959,625)	—

Total Other Financial Instruments	$(28,835,844)	$593,269	$(29,429,113)	$—

Municipal Bond Fund
Investments, at value
Municipal Bonds	$71,329,885	$—	$71,329,885	$—
Short-Term Investments:
Time Deposits	4,233,394	—	4,233,394	—

Total Investments, at value	$75,563,279	$—	$75,563,279	$—

Money Market Fund
Investments, at value
Short-Term Investments:
Certificates of Deposit	$46,000,000	$—	$46,000,000	$—
Commercial Paper	129,983,088	—	129,983,088	—
Time Deposits	869,025	—	869,025	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 29, 2016	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
U.S. Government Agencies	$101,496,042	$—	$101,496,042	$—
U.S. Government Obligation	24,999,673	—	24,999,673	—

Total Investments, at value	$303,347,828	$—	$303,347,828	$—

*	Other Countries represents Countries that are individually less than 5% of Total Net Assets.
**	Includes securities that are fair valued at $0.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

During the period ended February 29, 2016, there were no transfers from Level 1 to Level 3. Core Fixed Income Fund had a transfer from Level 3 to Level 2 of $398,508.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2015, through February 29, 2016:

	Total		Collateralized Mortgage Obligations	Common Stocks		Corporate Bonds & Notes
Core Fixed Income Fund
Balance as of August 31, 2015	$398,508	*	$398,508	$—		$—	*
Total realized gain (loss)	—		—	—		—
Change in unrealized appreciation (depreciation)	—		—	—		—
Purchases	—		—	—		—
(Sales)	—		—	—		—
Transfers In	—		—	—		—
Transfers Out	(398,508)		(398,508)	—		—

Balance as of February 29, 2016	$—	*	$—	$—		$—	*

Change in unrealized appreciation (depreciation) from Investments held as of February 29, 2016	$—		$—	$—		$—

High Yield Fund
Balance as of August 31, 2015	$385,004	*	$—	$254,136	*	$130,868	*
Total realized gain (loss)	(2,729)		—	—		(2,729)
Accrued discounts (premiums)	1,806		—	—		1,806
Change in unrealized appreciation (depreciation)	(1,875)		—	5,177		(7,052)
Purchases	10,124		—	—		10,124
(Sales)	(28)		—	—		(28)
Transfers In	—		—	—		—
Transfers Out	—		—	—		—

Balance as of February 29, 2016	$392,302	*	$—	$259,313	*	$132,989	*

Change in unrealized appreciation (depreciation) from Investments held as of February 29, 2016	$361		$—	$5,177		$(4,816)

*	Includes securities that are fair valued at $0.

Notes to Financial Statements

(unaudited) (continued)

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the

Notes to Financial Statements

(unaudited) (continued)

amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment

Notes to Financial Statements

(unaudited) (continued)

received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(vii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(ix) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared

Notes to Financial Statements

(unaudited) (continued)

derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(x) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xi) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations. Inflation rate swap contracts are subject to movements in interest rates.

Notes to Financial Statements

(unaudited) (continued)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 29, 2016:

Emerging Markets Equity Fund

Effect of Derivative Instruments on the Statements of Operations as of February 29, 2016

Location	Interest rate risk	Foreign exchange risk	Credit risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on forward foreign currency contracts	$—	$65,495	$—	$65,495

	$—	$65,495	$—	$65,495

Core Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2016

Location	Interest rate risk	Foreign exchange risk	Credit risk	Total
Asset derivatives
Purchased options (c)	$39,481	$—	$—	$39,481
Unrealized appreciation on open futures contracts (b)	68,852	2,250	—	71,102
Unrealized appreciation on forward foreign currency contracts (c)	—	1,325	—	1,325

	$108,333	$3,575	$—	$111,908

Liability derivatives
Options contracts written outstanding (a)	$26,875	$—	$—	$26,875
Unrealized depreciation on open futures contracts (b)	530,379	—	—	530,379
Unrealized depreciation on forward foreign currency contracts (a)	—	384,942	—	384,942
Unrealized depreciation on centrally cleared swaps (f)	324,556	—	—	324,556
Unrealized depreciation on open swaps (a)	222,378	—	—	222,378

	$1,104,188	$384,942	$—	$1,489,130

Effect of Derivative Instruments on the Statements of Operations as of February 29, 2016

Location	Interest rate risk	Foreign exchange risk	Credit risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$(735,119)	$—	$—	$(735,119)
Net realized gain (loss) on futures contracts	(750,265)	—	—	(750,265)
Net realized gain (loss) on options written	708,752	—	—	708,752
Net realized gain (loss) on swaps contracts	(131,469)	—	—	(131,469)
Net realized gain (loss) on forward foreign currency contracts	—	257,752	—	257,752

	$(908,101)	$257,752	$—	$(650,349)

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on purchased options	$55,861	$—	$—	$55,861
Net change in unrealized appreciation (depreciation) on futures contracts	(53,737)	—	—	(53,737)
Net change in unrealized appreciation (depreciation) on options contracts written	(223,032)	—	—	(223,032)
Net change in unrealized appreciation (depreciation) on swaps contracts	(311,829)	—	—	(311,829)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(19,047)	—	(19,047)

	$(532,737)	$(19,047)	$—	$(551,784)

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2016

Location	Interest rate risk	Foreign exchange risk	Credit risk	Total
Asset derivatives
Purchased options (c)	$6,790	$435,756	$—	$442,546
Unrealized appreciation on open futures contracts (b)	930,221	—	—	930,221
Unrealized appreciation on forward foreign currency contracts (c)	—	2,613,188	—	2,613,188
Unrealized appreciation on centrally cleared swaps (f)	2,020,511	—	—	2,020,511
Unrealized appreciation on open swaps (a)	80,139	646,105	262,789	989,033

	$3,037,661	$3,695,049	$262,789	$6,995,499

Liability derivatives
Options contracts written outstanding (a)	$155,463	$308,685	$29,993	$494,141
Unrealized depreciation on open futures contracts (b)	303,720	—	—	303,720
Unrealized depreciation on forward foreign currency contracts (a)	—	4,047,762	—	4,047,762
Unrealized depreciation on centrally cleared swaps (f)	6,059,617	—	101,473	6,161,090
Unrealized depreciation on open swaps (a)	—	1,948	82,144	84,092

	$6,518,800	$4,358,395	$213,610	$11,090,805

Effect of Derivative Instruments on the Statements of Operations as of February 29, 2016

Location	Interest rate risk	Foreign exchange risk	Credit risk	Total
Realized gain/(loss) on derivatives recognized in income (d)
Net realized gain (loss) on purchased options	$(5,774)	$(61,976)	$—	$(67,750)
Net realized gain (loss) on futures contracts	1,852,565	—	—	1,852,565
Net realized gain (loss) on options written	120,441	102,452	85,917	308,810
Net realized gain (loss) on swaps contracts	327,865	(516,348)	(139,716)	(328,199)
Net realized gain (loss) on forward foreign currency contracts	—	5,051,310	—	5,051,310

	$2,295,097	$4,575,438	$(53,799)	$6,816,736

Change in unrealized appreciation (depreciation) on derivatives recognized in income (e)
Net change in unrealized appreciation (depreciation) on purchased options	$2,316	$70,525	$—	$72,841
Net change in unrealized appreciation (depreciation) on futures contracts	667,924	—	—	667,924
Net change in unrealized appreciation (depreciation) on options contracts written	(105,963)	28,756	(22,073)	(99,280)
Net change in unrealized appreciation (depreciation) on swaps contracts	(2,885,707)	39,304	(24,011)	(2,870,414)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(668,761)	—	(668,761)

	$(2,321,430)	$(530,176)	$(46,084)	$(2,897,690)

(a)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, unrealized depreciation on open swap contracts or options contracts written, at value.
(b)	Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.
(c)	Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts or unrealized appreciation on open swap contracts.
(d)	Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written or swap contracts.
(e)	Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written or swap contracts.
(f)	Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in the “Open Swap Contracts” table.

Notes to Financial Statements

(unaudited) (continued)

The average notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the average market value of options contracts written and purchased options outstanding during the period ended February 29, 2016 were as follows:

Core Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Total
Purchased options	$117,553	$—	$—	$117,553
Futures contracts	309,243,680	830,218	—	310,073,898
Options contracts written	124,013	—	—	124,013
Swap contracts	2,965	—	—	2,965
Forward foreign currency contracts	—	29,973,400	—	29,973,400

International Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Total
Purchased options	$3,515	$119,375	$—	$122,890
Futures contracts	144,482,468	—	—	144,482,468
Options contracts written	112,511	92,281	40,406	245,198
Swap contracts	290,514,029	77,279,562	47,593,872	415,387,463
Forward foreign currency contracts	—	481,642,095	—	481,642,095

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any

Notes to Financial Statements

(unaudited) (continued)

premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 1 (u).

The following table presents securities on loan that are subject to enforceable netting arrangements as of February 29, 2016.

Gross Amounts Not Offset in the Statements of Assets and Liabilities

	Gross Asset Amount Presented in Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
International Equity Fund	$17,357,684	$—	$(17,357,684)	$0
Emerging Markets Equity Fund	7,052,179	—	(7,052,179)	0
Core Fixed Income Fund	488,712	—	(488,712)	0
High Yield Fund	2,604,660	—	(2,604,660)	0

(a)	Represents market value of securities on loan at period end.
(b)	The Funds received cash collateral of $18,014,299, $7,266,632, $499,205 and $2,670,024, respectively, which was subsequently invested in Invesco STIT – Government & Agency Portfolio as reported in the Schedules of Investments.
(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2016.

	Remaining Contractual Maturity of the Agreements As of February 29, 2016
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
International Equity Fund
Securities Lending Transactions
Common Stocks	$18,014,299	$—	$—	$—	$18,014,299

Total Borrowings	$18,014,299	$—	$—	$—	$18,014,299

Gross amount of recognized liabilities for securities lending transactions					$18,014,299

Emerging Markets Equity Fund
Securities Lending Transactions
Common Stocks	$7,266,632	$—	$—	$—	$7,266,632

Total Borrowings	$7,266,632	$—	$—	$—	$7,266,632

Gross amount of recognized liabilities for securities lending transactions					$7,266,632

Core Fixed Income Fund
Securities Lending Transactions
Corporate Securities	$499,205	$—	$—	$—	$499,205

Total Borrowings	$499,205	$—	$—	$—	$499,205

Gross amount of recognized liabilities for securities lending transactions					$499,205

Notes to Financial Statements

(unaudited) (continued)

	Remaining Contractual Maturity of the Agreements As of February 29, 2016
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
High Yield Fund
Securities Lending Transactions
Corporate Securities	$2,670,024	$—	$—	$—	$2,670,024

Total Borrowings	$2,670,024	$—	$—	$—	$2,670,024

Gross amount of recognized liabilities for securities lending transactions					$2,670,024

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Notes to Financial Statements

(unaudited) (continued)

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Notes to Financial Statements

(unaudited) (continued)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2015 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(q) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(r) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(s) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(t) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(u) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with

Notes to Financial Statements

(unaudited) (continued)

counterparties and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at February 29, 2016 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of February 29, 2016 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of February 29, 2016.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 29, 2016.

	Assets	Liabilities
Derivative Instruments (a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Core Fixed Income Fund:
Forward foreign currency contracts	$1,325	$384,942
Swap contracts (b)	—	222,378

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$1,325	$607,320

International Fixed Income Fund:
Forward foreign currency contracts	$2,613,188	$4,047,762
Options contracts	435,756	430,916
Swap contracts (b)	989,033	84,092

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$4,037,977	$4,562,770

(a)	Excludes exchange-traded derivatives.
(b)	The total value of the net amounts of assets and liabilities is comprised of Swap contracts, at value on the Statements of Assets and Liabilities less the net value of the Upfront premiums paid (received) disclosed in the Fund’s Schedules of Investments.

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of February 29, 2016.

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
Core Fixed Income Fund
Over-the-counter
Bank of America	$309	$(309)	$—	$—
Barclays Bank PLC	1,016	(1,016)	—	—

Total Over-the-counter derivative instruments	$1,325	$(1,325)	$—	$—

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged (e)	Net Amount (d)
Core Fixed Income Fund
Over-the-counter
Bank of America	$58,128	$(309)	$—	$57,819
Barclays Bank PLC	360,480	(1,016)	—	359,464
Citigroup Global Markets Inc.	188,712	—	—	188,712

Total Over-the-counter derivative instruments	$607,320	$(1,325)	$—	$605,995

Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
International Fixed Income Fund
Over-the-counter
Bank of America	$1,608,362	$(813,416)	$(730,000)	$64,946
Barclays Bank PLC	12,359	(12,359)	—	—
BNP Paribas SA	405,743	(108,846)	(140,000)	156,897
Citigroup Global Markets Inc.	487,508	(297,640)	—	189,868
Deutsche Bank AG	179,066	(27,127)	(140,000)	11,939
Goldman Sachs & Co.	282,843	(92,006)	—	190,837
HSBC Bank USA.	260,791	(232,545)	—	28,246
JPMorgan Chase & Co.	411,898	(411,898)	—	—
Royal Bank of Scotland PLC	55,510	(11,873)	—	43,637
Societe Generale SA.	20,085	(20,085)	—	—
Standard Chartered Bank	270,397	(270,397)	—	—
UBS Securities LLC	43,415	(43,415)	—	—

Total Over-the-counter derivative instruments	$4,037,977	$(2,341,607)	$(1,010,000)	$686,370

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged (e)	Net Amount (d)
International Fixed Income Fund
Over-the-counter
Bank of America	$813,416	$(813,416)	$—	$—
Barclays Bank PLC	140,739	(12,359)	—	128,380
BNP Paribas SA	108,846	(108,846)	—	—
Citigroup Global Markets Inc.	297,640	(297,640)	—	—
Deutsche Bank AG	27,127	(27,127)	—	—
Goldman Sachs & Co.	92,006	(92,006)	—	—
HSBC Bank USA	232,545	(232,545)	—	—
JPMorgan Chase & Co.	1,985,835	(411,898)	—	1,573,937
Royal Bank of Scotland PLC	11,873	(11,873)	—	—
Societe Generale SA	55,525	(20,085)	—	35,440

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged (e)	Net Amount (d)
Standard Chartered Bank	$619,312	$(270,397)	$—	$348,915
UBS Securities LLC	177,906	(43,415)	—	134,491

Total Over-the-counter derivative instruments	$4,562,770	$(2,341,607)	$—	$2,221,163

(a)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.
(b)	Net amount represents the new amount receivable from the counterparty in the event of default.
(c)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.
(d)	Net amount represents the net amount payable to the counterparty in the event of default.
(e)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

2. Investment Management Agreement and Other Transactions with Affiliates

CGAS, a business of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”), serves as the investment manager to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser a sub-advisory fee from its investment management fees.

Effective January 1, 2016, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fee from exceeding 0.20% more than the total amount of sub-advisory fees paid by CGAS. This contractual waiver and reimbursement will only apply if the Fund’s total operating costs exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’s total operating costs if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2017. The agreement may be amended or terminated only with the consent of the Board of Trustees.

The maximum allowable investment management fee represents the total amount that could be charged to each Fund. The aggregate fees paid by the Manager to each Fund’s Sub-advisers and the fees retained by the Manager for the period ended February 29, 2016 are indicated below:

Fund	Subadvisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Large Cap Equity Fund	0.35%	0.22%	0.60%
Small-Mid Cap Equity Fund	0.46%	0.26%	0.80%
International Equity Fund	0.40%	0.27%	0.70%
Emerging Markets Fund	0.49%	0.27%	0.90%
Core Fixed Income Fund	0.18%	0.20%	0.40%
High Yield Fund	0.30%	0.24%	0.70%
International Fixed Income Fund	0.25%	0.23%	0.50%
Municipal Bond Fund	0.18%	0.18%	0.40%
Money Market Fund*	0.08%	0.00%	0.08%

*	The Manager voluntarily waived and/or reimbursed certain fees or expenses to maintain a positive yield. For the period ended February 29, 2016, the Manager reimbursed the Fund $47,629.

Notes to Financial Statements

(unaudited) (continued)

The Manager has agreed to waive and/or reimburse a portion of its fee. For the period ended February 29, 2016, the amounts waived and/or reimbursed by the Manager were as follows:

Fund
Large Cap Equity Fund	$207,920
Small-Mid Cap Equity Fund	63,787
International Equity Fund	206,065
Emerging Markets Equity Fund	289,626
Core Fixed Income Fund	73,979
High Yield Fund	191,889
International Fixed Income Fund	16,995

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

For the period ended February 29, 2016, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including MSSBH, Morgan Stanley Smith Barney LLC, the Trust’s distributor, and Citigroup Global Markets Inc. (“CGMI”), received brokerage commissions of:

Fund	Commission Dollars to CGMI	Commission Dollars to MS&Co.	Commission Aggregate
Large Cap Equity Fund	$4,473	$19,597	$24,070
Small-Mid Cap Equity Fund	2,444	—	2,444
International Equity Fund	18,379	3,334	21,713
Emerging Markets Fund	26,951	807	27,758
Core Fixed Income Fund	3,713	—	3,713
International Fixed Income Fund	1,566	—	1,566

Officers of the Trust do not receive compensation directly from the Trust. The Funds may bear a portion of the annual compensation of the Fund’s Chief Compliance Officer.

3. Investments

During the period ended February 29, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

Fund	Investments		U.S. Government & Agency Obligations
	Purchases	Sales	Purchases	Sales
Large Cap Equity Fund	$1,359,081,831	$1,706,774,133	$—	$—
Small-Mid Cap Equity Fund	263,297,566	280,631,785	—	—
International Equity Fund	386,366,630	189,288,441	—	—
Emerging Markets Fund	75,793,476	144,322,438	—	—
Core Fixed Income Fund	53,460,114	79,109,764	920,253,900	963,322,930
High Yield Fund	55,388,823	71,646,344	—	—
International Fixed Income Fund	133,962,049	152,722,888	253,216,417	241,018,394
Municipal Bond Fund	2,772,050	13,671,766	—	—

Notes to Financial Statements

(unaudited) (continued)

At February 29, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$242,981,212	$(39,501,137)	$203,480,075
Small-Mid Cap Equity Fund	32,910,428	(24,503,133)	8,407,295
International Equity Fund	97,093,574	(202,290,871)	(105,197,297)
Emerging Markets Equity Fund	48,184,369	(68,749,997)	(20,565,628)
Core Fixed Income Fund	17,402,092	(17,024,886)	377,206
High Yield Fund	1,747,760	(26,477,316)	(24,729,556)
International Fixed Income Fund	8,732,217	(13,383,613)	(4,651,396)
Municipal Bond Fund	5,663,078	(8,202)	5,654,876

4. Shares of Beneficial Interest

At February 29, 2016, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 29, 2016, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
Large Cap Equity Fund
Shares sold	1,924,380	2,671,031
Shares issued on reinvestment	18,527,397	9,623,720
Shares repurchased	(25,394,313)	(26,936,640)
Shares issued from reorganization	67,349,198	—

Net Increase (Decrease)	62,406,662	(14,641,889)

Small-Mid Cap Equity Fund
Shares sold	1,169,080	470,258
Shares issued on reinvestment	2,932,844	2,605,182
Shares repurchased	(1,861,835)	(4,089,603)
Shares issued from reorganization	12,937,939	—

Net Increase (Decrease)	15,178,028	(1,014,163)

International Equity Fund
Shares sold	33,058,100	26,104,331
Shares issued on reinvestment	1,835,484	1,708,106
Shares repurchased	(13,276,036)	(13,141,629)

Net Increase	21,617,548	14,670,808

Emerging Markets Equity Fund
Shares sold	2,336,622	20,448,565
Shares issued on reinvestment	578,111	404,405
Shares repurchased	(10,849,186)	(4,665,904)

Net Increase (Decrease)	(7,934,453)	16,187,066

Notes to Financial Statements

(unaudited) (continued)

	Six months ended February 29, 2016	Year ended August 31, 2015
Core Fixed Income Fund
Shares sold	3,532,996	20,409,102
Shares issued on reinvestment	2,107,821	3,721,496
Shares repurchased	(16,189,503)	(14,329,013)

Net Increase (Decrease)	(10,548,686)	9,801,585

High Yield Fund
Shares sold	3,836,088	12,354,121
Shares issued on reinvestment	2,137,302	3,939,050
Shares repurchased	(10,476,942)	(9,157,485)

Net Increase (Decrease)	(4,503,552)	7,135,686

International Fixed Income Fund
Shares sold	1,131,486	2,234,773
Shares issued on reinvestment	1,970,249	1,997,895
Shares repurchased	(6,169,667)	(8,199,895)

Net Decrease	(3,067,932)	(3,967,227)

Municipal Bond Fund
Shares sold	672,370	1,931,227
Shares issued on reinvestment	142,131	285,810
Shares repurchased	(1,872,085)	(1,345,964)

Net Increase (Decrease)	(1,057,584)	871,073

Money Market Fund
Shares sold	200,570,487	162,653,966
Shares issued on reinvestment	1,640	7,046
Shares repurchased	(101,440,886)	(294,837,293)

Net Increase (Decrease)	99,131,241	(132,176,281)

5. Capital Loss Carry Forward

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

As of August 31, 2015, the Funds had the following net capital loss carryforwards remaining:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
8/31/2015	$—	$—	$—
8/31/2016	—	—	—
8/31/2017	—	—	—
8/31/2018	128,598,703	—	234,883,455
Non-expiring:
Short-Term	—	—	—
Long-Term	—	—	—

	$128,598,703	$—	$234,883,455

Notes to Financial Statements

(unaudited) (continued)

	Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund
8/31/2015	$—	$—	$—
8/31/2016	—	—	—
8/31/2017	—	—	6,697,249
8/31/2018	—	—	5,672,191
Non-expiring:
Short-Term	13,418,679	—	737,023
Long-Term	9,964,644	—	93,390

	$23,383,323	$—	$13,199,853

	International Fixed Income Fund	Municipal Bond Fund	Money Market Fund
8/31/2015	$—	$—	$—
8/31/2016	—	—	—
8/31/2017	—	—	—
8/31/2018	4,975,707	—	—
Non-expiring:
Short-Term	901,344	—	—
Long-Term	173,856	—	—

	$6,050,907	$—	$—

These amounts will be available to offset any future taxable capital gains.

During the year ended August 31, 2015, the Large Cap Equity Fund, International Equity Fund and International Fixed Income Fund utilized $148,139,783, $5,575,922 and $8,650 capital loss carryforwards, respectively.

6. Recent Accounting Pronouncements

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The update intends to enhance the reporting model for financial instruments to provide users of financial instruments with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The ASU will also address measurement of credit losses on financial assets. ASU 2016-01 is effective for fiscal years beginning after 15 December 2017, including interim periods within those fiscal years. Early application is permitted. At this time, it is not anticipated that these changes will have an impact on the financial statements.

7. Reorganization

On October 6, 2015, the Board of Trustees of Large Capitalization Value Equity Fund and Large Capitalization Growth Fund approved the reorganization of Large Capitalization Value Equity Fund into Large Cap Equity Fund, pursuant to which Large Cap Equity Fund would continue as the surviving fund (the “Reorganization”). On February 5, 2016 (“Closing Date”), Large Capitalization Value Equity Fund was reorganized into Large Cap Equity Fund. The purpose of this transaction was to combine two funds with similar investment objectives and strategies.

This tax-free reorganization was accomplished by exchanging the assets and liabilities of Large Capitalization Value Equity Fund for shares of Large Cap Equity Fund. Shareowners holding shares of Large Capitalization Value Equity Fund received shares of Large Cap Equity Fund in the reorganization. The investment portfolio of Large Capitalization Value Equity Fund, with an aggregate value of $926,372,833 and an identified cost of $913,396,269 at February 5, 2016, was the principal asset acquired by Large Capitalization Growth Fund.

Notes to Financial Statements

(unaudited) (continued)

For financial reporting purposes, assets received and shares issued by the Large Cap Equity Fund were recorded at net asset value, however, the cost basis of the investments received from Large Capitalization Value Equity Fund was carried forward to align ongoing reporting of Large Cap Equity Fund’ realized and unrealized gains and losses with amounts distributable to shareowners for tax reporting purposes.

	Large Capitalization Value Fund (Pre-Reorganization)	Large Capitalization Growth Fund (Pre-Reorganization)	Large Cap Equity Fund (Post-Reorganization)
Net Assets	$973,690,395	$913,232,958	$1,886,923,353
Shares Outstanding	88,422,838	63,167,892	130,517,090

		Exchange Ratio	Shares Issued In Reorganization
		0.7617	67,349,198

		Unrealized Appreciation (Depreciation) on Closing Date	Accumulated Gain (Loss) on Closing Date
Large Capitalization Value Fund		$12,976,564	$(144,954,736)
Large Cap Equity Fund		$196,511,875	$335,434,156

Assuming the Reorganization had been completed on September 1, 2015, the beginning of the Fund’s current fiscal period, the pro forma results of operations for the period ended February 29, 2016, are as follows:

Net investment income (loss)	$13,432,410
Net realized and unrealized loss	(161,093,448)

Decrease in net assets from operations	$(147,661,039)

On October 6, 2015, the Board of Trustees of Small Capitalization Value Equity Fund and Small Capitalization Growth Fund approved the reorganization of Small Capitalization Value Equity Fund into Small-Mid Cap Equity Fund, pursuant to which Small-Mid Cap Equity Fund would continue as the surviving fund (the “Reorganization”). On February 5, 2016 (“Closing Date”), Small Capitalization Value Equity Fund was reorganized into Small-Mid Cap Equity Fund. The purpose of this transaction was to combine two funds with similar investment objectives and strategies.

This tax-free reorganization was accomplished by exchanging the assets and liabilities of Small Capitalization Value Equity Fund for shares of Small-Mid Cap Equity Fund. Shareowners holding shares of Small Capitalization Value Equity Fund received shares of Small-Mid Cap Equity Fund in the reorganization. The investment portfolio of Small Capitalization Value Equity Fund, with an aggregate value of $175,768,641 and an identified cost of $178,133,527 at February 5, 2016, was the principal asset acquired by Small Capitalization Growth Fund.

Notes to Financial Statements

(unaudited) (continued)

For financial reporting purposes, assets received and shares issued by the Small-Mid Cap Equity Fund were recorded at net asset value, however, the cost basis of the investments received from Small Capitalization Value Equity Fund was carried forward to align ongoing reporting of Small-Mid Cap Equity Fund realized and unrealized gains and losses with amounts distributable to shareowners for tax reporting purposes.

	Small Capitalization Value Fund (Pre-Reorganization)	Small Capitalization Growth Fund (Pre-Reorganization)	Small-Mid Cap Equity Fund (Post-Reorganization)
Net Assets	$187,304,118	$174,076,542	$361,380,660
Shares Outstanding	19,634,932	12,024,251	24,962,190

		Exchange Ratio	Shares Issued In Reorganization
		0.6589	12,937,939

		Unrealized Appreciation (Depreciation) on Closing Date	Accumulated Gain (Loss) on Closing Date
Small Capitalization Value Fund		$(2,364,886)	$26,692,117
Small-Mid Cap Equity Fund		$(3,715,701)	$47,577,318

Assuming the Reorganization had been completed on September 1, 2015, the beginning of the Fund’s current fiscal period, the pro forma results of operations for the period ended February 29, 2016, are as follows:

Net investment income (loss)	$957,225
Net realized and unrealized loss	(62,617,975)

Decrease in net assets from operations	$(61,660,750)

8. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any additional events or transactions that would require recognition or disclosure in the financial statements other than the distribution information below.

Subsequent to February 29, 2016, the Funds made the following distributions:

Record Date Payable Date	Core Fixed Income Fund	High Yield Fund	Municipal Bond Fund	Money Market Fund
3/01/16-3/31/16	$0.022548	$0.020550	$0.025624	$0.000000	*

*	Money Market Fund distribution amount is less then $0.000001.

The Money Market Fund terminated operations on April 8, 2016, and has had no operations since then other than the settlement of receivables and payables listed on the Statement of Assets and Liabilities. The net assets of the Money Market Fund, including these remaining balances, were liquidated and distributed to participants. Events occurring after the termination date through the date the financial statements were available to be issued, April 26, 2016, have been evaluated by the Board in the preparation of the financial statements and no items were noted requiring additional disclosure.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited)

The Consulting Group Capital Markets Funds (“Trust” and, each series thereof, a “Fund”) and Consulting Group Advisory Services LLC (“Manager”), a business of Morgan Stanley Smith Barney Holdings LLC, have entered into an investment management agreement (“Management Agreement”). Pursuant to the Management Agreement, the Manager serves as “manager of managers” for the Trust and selects and oversees professional money managers (each, a “Sub-adviser” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to them pursuant to investment advisory agreements (the “Sub-advisory Agreements” and, together with the Management Agreement, the “Agreements”) between the Manager and each of the Sub-advisers.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreements be approved initially, as well as annually thereafter, by the Trust’s Board of Trustees (“Board”) and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (“Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of the approval of the Agreements, the Independent Trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of the Agreements, and the Manager and Sub-advisers are required to provide such information.

****

Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund

At an in-person meeting of the Board held on December 16-17, 2015 (“December Meeting”), the Board approved and ratified the establishment of two new series of the Trust, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund (each, a “New Fund” and together, the “New Funds”). In connection therewith, the Board, including a majority of the Independent Trustees, approved a Management Agreement between the Trust, on behalf of each New Fund, and the Manager, and a Sub-advisory Agreement between the Manager, with respect to each New Fund, and Pacific Investment Management Company (“PIMCO” or the “Sub-adviser”), pursuant to which PIMCO provides day-to-day management of an allocated portion of the assets of the New Fund. The Independent Trustees requested and received information from the Manager and PIMCO they deemed reasonably necessary for their review of the Agreements and the services to be provided by the Manager and PIMCO. Included was information about the Manager and PIMCO, as well as the management, sub-advisory, administration and distribution arrangements for the New Funds. Representatives from PIMCO also made a presentation to and responded to questions from the Board at the December Meeting. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and PIMCO. In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of each New Fund and its prospective shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services to be provided to the New Funds under the Agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to each New Fund by the Manager and the Sub-adviser under the Management Agreement and Sub-advisory Agreement, respectively. The Independent Trustees considered information regarding the process by which the Manager selected and recommended for each New Fund the Sub-adviser for Board approval and the Manager’s supervisory activities over the Sub-adviser, including monitoring the Sub-adviser’s compliance with the investment objective, policies, and restrictions of the relevant Fund. In addition, the Independent Trustees received and considered other information regarding the administrative and other services to be rendered to the New Funds and their shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the other Funds that are series of the Trust. The Independent Trustees considered the Sub-adviser’s specific responsibilities in all aspects of day-to-day management of the portion of the respective New Fund’s assets allocated to it, as well as the qualifications, experience and responsibilities of the persons who would serve as the portfolio managers for the New Fund’s assets to be managed by the Sub-adviser, and other key personnel at the Sub-adviser. The Independent Trustees specifically took into account for each New Fund the Sub-adviser’s investment process and capabilities. The Independent Trustees also discussed the acceptability of the terms of the Sub-advisory Agreement with respect to each New Fund. The Independent Trustees also considered the Manager’s favorable assessment of the nature and quality of the

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

sub-advisory services expected to be provided to each New Fund by the Sub-adviser. The Board reviewed information received from the Manager and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, and those of the Sub-adviser.

The Independent Trustees then discussed with representatives of management the portfolio management strategy of each New Fund’s portfolio managers. The Board considered information regarding the Sub-adviser’s financial condition. The Board also considered the Sub-adviser’s brokerage policies and trading practices.

With respect to each New Fund, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the respective Agreement by the Manager and the Sub-adviser.

Fund Performance

Because the Manager and the Sub-adviser were newly-appointed for each New Fund, the Trustees could not consider their investment performance in managing the New Fund’s portfolio as a factor in evaluating the Agreements during the December Meeting. The Board, however, received information from management regarding PIMCO’s historical performance returns managing investment mandates similar to each New Fund’s investment mandate, with such performance compared to a relevant index. The Independent Trustees discussed with representatives of the Manager the investment strategy to be employed by the Manager and the Sub-adviser in the management of the respective New Fund’s assets. The Independent Trustees noted the reputation and experience of the Manager and the Sub-adviser, the respective portfolio managers’ experience, and the Manager’s experience and reputation in selecting, evaluating, and overseeing investment managers. The Board determined that these factors also supported a decision to approve the Agreements.

Fees and Expense Ratios

With respect to each New Fund, the Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the New Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Sub-adviser, respectively. The Board noted that the Manager, and not the New Funds, pays the sub-advisory fees to the Sub-adviser and, accordingly, that the retention of the Sub-adviser would not increase the fees and expenses to be incurred by the New Funds. The Board also reviewed with management the scope of services to be provided to each New Fund by the Manager, noting that the New Funds will be provided with regulatory compliance services, office facilities and Trust officers (including the Trust’s chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to each New Fund by other fund service providers, including the Sub-adviser. Additionally, the Board received and considered information comparing the each New Fund’s Contractual Management Fee with those of comparable funds, which showed that the New Fund’s Contractual Management Fee was competitive with the management fees payable by such other funds. The Board also considered and discussed information about the Sub-adviser’s fees and comparable information for other sub-advised funds and accounts managed by the Sub-adviser.

Manager Profitability

Because the Manager and the Sub-adviser were newly-appointed for each New Fund, the Independent Trustees could not consider the profitability of the Manager in providing services to the New Fund as a factor in evaluating the Agreements during the December Meeting.

Economies of Scale

With respect to each New Fund, the Board noted that to the extent the New Fund’s assets increase over time, the New Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that, with respect to each New Fund, the Contractual Management Fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the New Fund under the Agreements.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Other Benefits to the Manager and Sub-adviser

The Board considered other benefits expected to be received by the Manager and the Sub-adviser and their affiliates as a result of their relationship with the New Funds. In light of the expected costs of providing investment management and other services to each New Fund and the Manager’s commitment to the New Funds, any other ancillary benefits that the Manager and its affiliates expect to receive were considered by the Independent Trustees to be reasonable. The Board noted that the Sub-adviser may direct fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that the Sub-adviser was required to select brokers who met the New Fund’s requirements for seeking best execution, and that the Trust’s Chief Compliance Officer will monitor and evaluate trade execution with respect to fund brokerage transactions on a quarterly basis and will provide reports to the Board on these matters for the New Funds. The Board concluded that the benefits that the Sub-adviser may receive by virtue of its relationship with the New Funds also appeared to be reasonable.

Based on their discussions and considerations, including those described above, the Board approved the Management Agreement and the Sub-advisory Agreement with respect to each New Fund.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-advisory Agreement with respect to each New Fund. Each Agreement became effective as of January 20, 2016.

****

Large Cap Equity Fund

At the December Meeting, the Board also approved separate Sub-advisory Agreements between the Manager, with respect to Large Cap Equity Fund, and Blackrock Financial Management, Inc. (“Blackrock”), Columbia Management Investment Advisers, LLC (“Columbia”), Delaware Investments Fund Advisers (“Delaware”), Lazard Asset Management LLC (“Lazard”), Lyrical Asset Management (“Lyrical”), and Wedgwood Partners (“Wedgewood” and, collectively with Blackrock, Columbia, Delaware, Lazard and Lyrical, the “Sub-Advisers”), pursuant to which each Sub-adviser provides day-to-day management of a percentage of the Fund’s portfolio allocated to it by the Manager. The Independent Trustees requested and received information from the Manager and each Sub-adviser they deemed reasonably necessary for their review of the Sub-advisory Agreements and the services to be provided by Blackrock, Columbia, Delaware, Lazard, Lyrical and Wedgewood as Sub-advisers for the Fund. Included were due diligence materials prepared by the Manager and other information about each Sub-adviser. Representatives from each of Blackrock, Columbia, Delaware, Lazard, Lyrical and Wedgewood also made a presentation and responded to questions from the Board at the December Meeting. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-advisers. In voting to approve the Sub-advisory Agreements, the Independent Trustees considered whether the approval of each Sub-advisory Agreement would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services to be provided to the Fund under the Sub-advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by each Sub-adviser under the respective Sub-advisory Agreement. The Independent Trustees considered information regarding the process by which the Manager selected and recommended for the Fund the Sub-advisers for Board approval and the Manager’s supervisory activities over the Sub-advisers, including monitoring the Sub-advisers’ compliance with the investment objective, policies, and restrictions of the Fund. The Independent Trustees considered each Sub-adviser’s specific responsibilities in all aspects of day-to-day management of the portion of the Fund’s assets allocated to it, as well as the qualifications, experience and responsibilities of the persons who would serve as the portfolio managers for the Fund’s assets to be managed by the Sub-adviser, and other key personnel at the Sub-adviser. The Independent Trustees specifically took into account each Sub-adviser’s investment process and capabilities, evaluating how the Sub-adviser would complement each of the other Sub-advisers. The Independent Trustees also discussed the acceptability of the terms of the Sub-advisory Agreements with respect to the Fund. The Independent Trustees also considered the Manager’s favorable assessment of the nature and quality of the sub-advisory services expected to be provided to the Fund by the Sub-advisers. The Board reviewed information received from the Manager and the

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, and those of the Sub-advisers.

The Independent Trustees then discussed with representatives of management the portfolio management strategy of each Sub-adviser. The Board considered information regarding each Sub-adviser’s financial condition. The Board also considered the Sub-advisers’ brokerage policies and trading practices.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the respective Sub-advisory Agreement by the Sub-advisers.

Fund Performance

Because the Sub-advisers were newly-appointed for the Fund, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Sub-advisory Agreements during the December Meeting. The Board, however, received information from management regarding each Sub-adviser’s historical performance returns managing investment mandates similar to the Fund’s investment mandate, with such performance compared to a relevant index. The Independent Trustees discussed with representatives of the Manager the investment strategy to be employed by the Sub-advisers in the management of the Fund’s assets. The Independent Trustees noted the reputation and experience of each Sub-adviser, the respective portfolio managers’ experience, and the Manager’s experience and reputation in selecting, evaluating, and overseeing investment managers. The Board determined that these factors also supported a decision to approve the Sub-advisory Agreements.

Fees and Expense Ratio; Manager Profitability

The Board considered the proposed fees payable under the Sub-advisory Agreements, noting that the proposed fees would be paid by the Manager and, thus, would not impact the fees paid by the Fund. The Board also considered and discussed information about the Sub-advisers’ fees for other sub-advised funds and accounts managed by the respective Sub-adviser. The Board recognized that, because each Sub-adviser’s fee would be paid by the Manager, and not the Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager and, therefore, the Board received and considered a profitability analysis of the Manager with respect to the proposed engagement of the Sub-advisers as additional sub-advisers for the Fund. The Independent Trustees concluded that the proposed fees payable to the Sub-advisers by the Manager with respect to the assets to be allocated to the Sub-advisers were reasonable and appropriate and the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided by the Manager and to be provided by the Sub-advisers to the Fund.

Economies of Scale

The Independent Trustees recognized that because the proposed fees payable to the Sub-advisers would be paid by the Manager, and not the Fund, and, thus, would not impact the fees paid by the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager. Accordingly, considerations of economies of scale were not relevant to the Independent Trustees’ determination to approve the Sub-advisory Agreements during the December Meeting.

Other Benefits to the Sub-advisers

The Board considered other benefits expected to be received by the Sub-advisers and their affiliates as a result of their relationship with the Fund. The Board noted that the Sub-advisers may direct fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that the Sub-advisers were required to select brokers who met the Fund’s requirements for seeking best execution, and that the Trust’s Chief Compliance Officer will monitor and evaluate trade execution with respect to fund brokerage transactions on a quarterly basis and will provide reports to the Board on these matters for the Fund. The Board concluded that the benefits that the Sub-advisers may receive by virtue of their relationship with the Fund appeared to be reasonable.

Based on their discussions and considerations, including those described above, the Board approved each Sub-advisory Agreement with respect to the Fund.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Sub-advisory Agreements. The Sub-advisory Agreement between the Manager and Delaware became effective as of January 11, 2016. The Sub-advisory Agreements between the Manager and each of Blackrock, Columbia, Lazard, Lyrical and Wedgewood became effective as of February 22, 2016, respectively.

****

Small-Mid Cap Equity Fund

At the December Meeting, the Board also approved separate Sub-advisory Agreements between the Manager, with respect to Small-Mid Cap Equity Fund, and Blackrock Financial Management, Inc. (“Blackrock”), Frontier Capital Management Co., LLC (“Frontier”), Hahn Capital Management, LLC (“Hahn”), Neuberger Berman (“Neuberger”), Rutabaga Capital (“Rutabaga”), and Westfield Capital Management Company, LLC (“Westfield” and, collectively with Blackrock, Frontier, Hahn, Neuberger and Rutabaga, the “Sub-Advisers”), pursuant to which each Sub-adviser provides day-to-day management of a percentage of the Fund’s portfolio allocated to it by the Manager. The Independent Trustees requested and received information from the Manager and each Sub-adviser they deemed reasonably necessary for their review of the Sub-advisory Agreements and the services to be provided by Blackrock, Frontier, Hahn, Neuberger, Rutabaga, and Westfield as Sub-advisers for the Fund. Included was due diligence materials prepared by the Manager and other information about each Sub-adviser. Representatives from each of Blackrock, Hahn and Neuberger also made a presentation to and responded to questions from the Board at the December Meeting. The Board noted that Frontier, Rutabaga and Westfield were currently Sub-advisers for the Trust and previously had given presentations to the Board. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-advisers. In voting to approve the Sub-advisory Agreements, the Independent Trustees considered whether the approval of each Sub-advisory Agreement would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, Extent and Quality of the Services to be provided to the Fund under the Sub-advisory Agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by each Sub-adviser under the respective Sub-advisory Agreement. The Independent Trustees considered information regarding the process by which the Manager selected and recommended for the Fund the Sub-advisers for Board approval and the Manager’s supervisory activities over the Sub-advisers, including monitoring the Sub-advisers’ compliance with the investment objective, policies, and restrictions of the Fund. The Independent Trustees considered each Sub-adviser’s specific responsibilities in all aspects of day-to-day management of the portion of the Fund’s assets allocated to it, as well as the qualifications, experience and responsibilities of the persons who would serve as the portfolio managers for the Fund’s assets to be managed by the Sub-adviser, and other key personnel at the Sub-adviser. The Independent Trustees specifically took into account each Sub-adviser’s investment process and capabilities, evaluating how the Sub-adviser would complement each of the other Sub-advisers. The Independent Trustees also discussed the acceptability of the terms of the Sub-advisory Agreements with respect to the Fund. The Independent Trustees also considered the Manager’s favorable assessment of the nature and quality of the sub-advisory services expected to be provided to the Fund by the Sub-advisers. The Board reviewed information received from the Manager and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, and those of the Sub-advisers.

The Independent Trustees then discussed with representatives of management the portfolio management strategy of each Sub-adviser. The Board considered information regarding each Sub-adviser’s financial condition. The Board also considered the Sub-advisers’ brokerage policies and trading practices.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the respective Sub-advisory Agreement by the Sub-advisers.

Fund Performance

Because the Sub-advisers were newly-appointed for the Fund, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Sub-advisory Agreements during the December Meeting. The Board,

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

however, received information from management regarding each Sub-adviser’s historical performance returns managing investment mandates similar to the Fund’s investment mandate, with such performance compared to a relevant index. In addition, the Board received and considered information regarding the performance of Frontier, Rutabaga and Westfield in managing allocated portions of the assets of other series of the Trust. The Independent Trustees discussed with representatives of the Manager the investment strategy to be employed by the Sub-advisers in the management of the Fund’s assets. The Independent Trustees noted the reputation and experience of each Sub-adviser, the respective portfolio managers’ experience, and the Manager’s experience and reputation in selecting, evaluating, and overseeing investment managers. The Board determined that these factors also supported a decision to approve the Sub-advisory Agreements.

Fees and Expense Ratio; Manager Profitability

The Board considered the proposed fees payable under the Sub-advisory Agreements, noting that the proposed fees would be paid by the Manager and, thus, would not impact the fees paid by the Fund. The Board also considered and discussed information about the Sub-advisers’ fees for other sub-advised funds and accounts managed by the respective Sub-adviser. The Board recognized that, because each Sub-adviser’s fee would be paid by the Manager, and not the Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager and, therefore, the Board received and considered a profitability analysis of the Manager with respect to the proposed engagement of the Sub-advisers as additional sub-advisers for the Fund. The Independent Trustees concluded that the proposed fees payable to the Sub-advisers by the Manager with respect to the assets to be allocated to the Sub-advisers were reasonable and appropriate and the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided by the Manager and to be provided by the Sub-advisers to the Fund.

Economies of Scale

The Independent Trustees recognized that because the proposed fees payable to the Sub-advisers would be paid by the Manager, and not the Fund, and, thus, would not impact the fees paid by the Fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager. Accordingly, considerations of economies of scale were not relevant to the Independent Trustees’ determination to approve the Sub-advisory Agreements during the December Meeting.

Other Benefits to the Sub-advisers

The Board considered other benefits expected to be received by the Sub-advisers and their affiliates as a result of their relationship with the Fund. The Board noted that the Sub-advisers may direct fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that the Sub-advisers were required to select brokers who met the Fund’s requirements for seeking best execution, and that the Trust’s Chief Compliance Officer will monitor and evaluate trade execution with respect to fund brokerage transactions on a quarterly basis and will provide reports to the Board on these matters for the Fund. The Board concluded that the benefits that the Sub-advisers may receive by virtue of their relationship with the Fund appeared to be reasonable.

Based on their discussions and considerations, including those described above, the Board approved each Sub-advisory Agreement with respect to the Fund.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Sub-advisory Agreements. Each Sub-advisory Agreement became effective as of February 22, 2016.

Additional Information

(unaudited)

Trustees and Officers of the Trust

The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.

Consulting Group Advisory Services LLC (“CGAS” or “Manager”), a business of Morgan Stanley Smith Barney Holdings LLC (“MSSB Holdings”), serves as the investment adviser for each Fund. The Funds employ a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.

The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

INDEPENDENT TRUSTEES

John J. Murphy Murphy Capital Management, Inc. 268 Main Street Gladstone, NJ 07934 Birth Year: 1944	Chairman and Trustee	Since 2002 (Chairman since 2010)	Founder and Senior Principal, Murphy Capital Management (investment management) (1983-present)	11	Trustee, Legg Mason Partners Equity Trust (2007-present); Trustee, UBS Funds (2009-present); Director, Fort Dearborn Income Securities (2013-present); and formerly, Trustee, Nicholas Applegate Funds (2005-2010)

Adela Cepeda A.C. Advisory, Inc. 150 North Wacker Drive, Suite 2160 Chicago, IL 60606 Birth Year: 1958	Trustee	Since 2008	President, A.C. Advisory, Inc. (1995-present)	11	Director, BMO Financial Corp. (2012-present); Trustee, Mercer Funds (2005-present); Trustee, UBS Funds (2004-present); Director, Fort Dearborn Income Securities (2000-present); formerly, Director, Amalgamated Bank of Chicago (2003-2012); and formerly, Director, Municipal Securities Rulemaking Board (2010-2012)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

W. Thomas Matthews 453 Banks Mill Road Aiken, SC 29801 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; Advisor, Smith Barney (2005-2007)	11	Treasurer, Congressional Medal of Honor Foundation (2009-present); Co-Chairman, Congressional Medal of Honor Foundation (2005-2009); and Chairman, America’s Warrior Partnership (2013-present)

Mark J. Reed North American Management 1 North Brentwood Blvd., Suite 1510 St. Louis, MO 63105 Birth Year: 1964	Trustee	Since 2007	Principal & Portfolio Manager, North American Management Corp. (2013-present); and Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc., (1988-2013)	11	None

Eric T. McKissack, CFA® Channing Capital Management, LLC 10 S. LaSalle Street, Suite 2401 Chicago, IL 60603 Birth Year: 1953	Trustee	Since 2013	Founder and Chief Executive Officer, Channing Capital Management, LLC (investment management) (2004-present)	11	Trustee and Chairman, FlexShares Funds (2011-present); Trustee, The Art Institute of Chicago (2001-present); Director, Rehabilitation Institute of Chicago (2000-present); and Director, Urban Gateways (1995-present); and formerly, Director, ICMA Retirement Corp. (2005-2012)

INTERESTED TRUSTEE

David Berdon** Morgan Stanley 522 Fifth Avenue, 12th Floor, New York, NY 10036 Birth Year: 1970	Trustee and Chief Executive Officer and President	Since September 2015	Managing Director, Morgan Stanley (2013-present); Managing Director, Goldman Sachs (2001-2013)	11	None

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

OFFICERS

Francis Smith Morgan Stanley 522 Fifth Avenue, 4th Floor New York, NY 10036 Birth Year: 1965	Chief Financial Officer (“CFO”) and Treasurer	Since 2014	Executive Director, Morgan Stanley (2001-present); Treasurer and Principal Financial Officer of various Morgan Stanley Funds (2003-present)

Eric Metallo Morgan Stanley 485 Lexington Ave, 11th Floor, New York, NY 10017 Birth Year: 1976	Chief Legal Officer and Secretary	Since August 2015	Executive Director, Morgan Stanley Wealth Management (2014-present); Senior Vice President and Associate General Counsel, Pine Bridge Investments (2011-2014); Corporate Counsel, Franklin Templeton Investments (2006-2011)

Philip Stack Morgan Stanley 2000 Westchester Avenue, 3rd Floor Purchase, NY 10577 Birth Year: 1964	Chief Compliance Officer	Since 2013	Executive Director, Morgan Stanley (2015-present); Vice President, Morgan Stanley (2013-2015); Vice President Corporate Audit Group – Compliance, Morgan Stanley (2012-2013); Vice President, Director of Investment Compliance and Risk Management, Gannett Welsh & Kotler (2008-2012)

Donna Marley Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl. Wilmington, DE 19803 Birth Year: 1955	Chief Administrative Officer Chief Operating Officer	Since August 2015 2011-2015	Executive Director, Morgan Stanley (2009-present); Director, Consulting Group Product and Programs, Morgan Stanley (2011-present); Director, Consulting Group Risk Management, Morgan Stanley (2009-2011)

Robert Garcia Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1983	Chief Operating Officer Investment Officer	Since August 2015 Since July 2015	Executive Director, Morgan Stanley (2016-present); Head of Packaged Digital Solutions, Morgan Stanley (2015-present); Head of Strategy and Development – Global Investment Solutions, Morgan Stanley (2013-2015); Overlay Portfolio Manager, Morgan Stanley (2009-2013)

Franceen Jansen Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1959	Investment Officer	Since August 2015	Executive Director, Morgan Stanley (2010-2015)

Brian Mulley Morgan Stanley 522 Fifth Avenue, 11th Floor New York, NY 10036 Birth Year: 1977	Investment Officer	Since August 2015	Investment Analyst, Executive Director, Morgan Stanley (2005-present)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Paul Ricciardelli Morgan Stanley 522 5th Ave, 14th Floor New York, NY 10036 Birth Year: 1969	Investment Officer	Since August 2015	Head of Manager Solutions, Morgan Stanley (2015-present); Head of IAR/GIMA, Morgan Stanley (2011-present); Director, Investment Management & Guidance, Merrill Lynch (1999-2011)

Matthew Rizzo Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1970	Investment Officer	Since August 2015	Executive Director, Manager Solutions, Morgan Stanley (2015-present); Head of Investment Strategy and Content, Morgan Stanley (2012-2015); Senior Analyst, Morgan Stanley Smith Barney (2006-2012)

Sukru Saman Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1972	Investment Officer	Since August 2015	Investment Officer, Morgan Stanley Wealth Management (2013-present); Due Diligence Analyst, Morgan Stanley Wealth Management (2009-2013)

Lisa Shalett Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1963	Investment Officer	Since August 2015	Head of Investment and Portfolio Strategies, Morgan Stanley (2013-present); Chief Investment Officer, Bank of America/Merrill Lynch (2011-2013); Head of Alliance Growth Equities, Alliance Bernstein (1995-2010)

Drew Soffer Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Fl Wilmington, DE 19803 Birth Year: 1967	Investment Officer	Since August 2015	Executive Director, Morgan Stanley (2010-2015)

Michael Wilson Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1967	Investment Officer	Since August 2015	Managing Director, Chief Investment Officer, Morgan Stanley Wealth Management (2012-present); Managing Director, Head of Content Distribution Institutional Equities Division, Morgan Stanley (2009-2012)

Anthony Scaturro Morgan Stanley 485 Lexington Avenue, 11th floor New York, NY 10172 Birth Year: 1974	Anti-Money Laundering (“AML”) Compliance Officer	Since August 2015	AML Compliance Officer, Morgan Stanley (2014-present); Field Compliance Officer, Morgan Stanley (2009-2014)

Steven Ross Morgan Stanley 522 Fifth Avenue, 4th Floor New York, NY 10036 Birth Year: 1971	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2013-present); Vice President, Morgan Stanley (2005-2013)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Robert Creaney Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1974	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (1997-present)

Michael Conklin Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1977	Assistant Treasurer	Since 2014	Vice President, Morgan Stanley (2013-present); Vice President, First Trust Portfolios (2009-2013)

Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Practice Lead for Portfolio Compliance, Fund Administration, BBH&Co. (2015-present); Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. (2005-present)

*	Each Trustee remains in office until they resign, retire or are removed.
**	Mr. Berdon is an “interested person” of the Trust as defined in the 1940 Act because of his position with Morgan Stanley.
***	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Important Tax Information

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2015:

	Large Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund	Small- Mid Cap Equity Fund
Record Date:	12/5/2014	12/5/2014	12/5/2014	12/5/2014
Payable Date:	12/8/2014	12/8/2014	12/8/2014	12/8/2014
Ordinary Income:
Qualified Dividend Income for Individuals	47.26%	92.60%	91.50%	6.12%
Dividends Qualifying for the Dividends Received
Deduction for Corporations	43.46%	12.89%	—	7.57%
Foreign Source Income	—	99.64%	87.58%
Foreign Tax Paid Per Share	—	0.02180	0.0445
Long-Term Capital Gain Dividend	2.07273	—	—	4.40601

	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Money Market Fund
Record Date:	Monthly	Monthly	12/5/2014	Monthly	12/5/2014
Payable Date:	Monthly	Monthly	12/8/2014	Monthly	12/8/2014
Ordinary Income:
Qualified Dividend Income for Individuals	—	—	—	—	—
Dividends Qualifying for the Dividends Received
Deduction for Corporations	—	—	—	—	—
Interest from Tax-Exempt Obligations	—	—	—	100%	—
Interest from Federal Obligations	32.88%		4.23%		4.91%
Long-Term Capital Gain Dividend	.06523	—	—	.05140	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

TK 2120A, 2/16

MORGAN STANLEY SMITH BARNEY LLC

Distributor

CONSULTING GROUP ADVISORY SERVICES LLC

Investment Adviser

This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-888-454-3965 (“ask for Consulting Group”).

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-888-454-3965 (ask for “Consulting Group”), (2) on the Funds’ website at www.morganstanley.com/cgcm and (3) on the SEC’s website at www.sec.gov.

© 2016 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley.

Consulting Group Capital Markets Funds

2000 Westchester Avenue

Purchase, NY 10577

ITEM 2.	CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6.	INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ David Berdon
David Berdon
Chief Executive Officer
Consulting Group Capital Markets Funds

Date:	May 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David Berdon
David Berdon
Chief Executive Officer
Consulting Group Capital Markets Funds

Date:	May 6, 2016

Consulting Group Capital Markets Funds

By:	/s/ Francis Smith
Francis Smith
Chief Financial Officer
Consulting Group Capital Markets Funds

Date:	May 6, 2016